Unique ID  Borrower  Original  State Note Date  Application  Occupancy  Purpose                QM     Overall  Fitch    Moody's  DBRS     S&P      Credit  Fitch   Moody's  DBRS    S&P     Credit Exceptions                                                          Credit Exception Information              Credit Exception Comments Property  Fitch     Moody's   DBRS      S&P       Property   Property    Property   Compliance  Fitch       Moody's     DBRS        S&P         Compliance Exceptions                                                                                                               Compliance Exception Information Compliance       Seller   Compensating  Subject to Disposition
           Name      Loan                       Date                                           Status Grade    Overall  Overall  Overall  Overall  Grade   Credit  Credit   Credit  Credit                                                                                                                                                 Grade     Property  Property  Property  Property  Exceptions Exception   Exception  Grade       Compliance  Compliance  Compliance  Compliance                                                                                                                                                                       Exception        Response Factors       Predatory
                     Amount                                                                                    Rating   Rating   Rating   Rating           Rating  Rating   Rating  Rating                                                                                                                                                           Rating    Rating    Rating    Rating               Information Comments               Rating      Rating      Rating      Rating                                                                                                                                                                           Comments                                - Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        to Test

8456838612 XXX       XXX       OH    8/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
8458710684 XXX       XXX       FL    9/XX/2001  7/XX/2001    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [2] Closing / Title - Final Title Policy is missing.  No evidence of title                                                                                                                                                         2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided                                                                                     -
                                                                        Debt Consolidation                                                                                                  was found in file.                                                                                                                                                                                                                                                                             to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Terms" disclosure not provided to borrower at application.
8454645305 XXX       XXX       IL    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed: Truth in Lending Act (HELOC): HELOC Fees Under Disclosed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           HELOC third party fees to open a plan charged at account opening exceeds amounts disclosed on final HELOC Fee Agreement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) RTC Error:  Right to Cancel expiration date is blank.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information.
8455777628 XXX       XXX       FL    9/XX/2005  9/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                               [3] Closing / Title - Title: Evidence of title is missing                                                                                                                                                                                                                                      [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8457563012 XXX       XXX       OH    6/XX/1999  5/XX/1999    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization                                                                           Yes        TR
                                                                        Debt Consolidation                                                                                                  [2] Closing / Title - Final Title Policy is missing.  No evidence of title                                                                                                                                                                                                                     of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure                                                                                               Indeterminable
                                                                                                                                                                                            was found in file.                                                                                                                                                                                                                                                                             requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
8452108974 XXX       XXX       AZ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                          2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Other                                                                                                               does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Terms" disclosure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed: Truth in Lending Act (HELOC): HELOC Fees Under Disclosed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           HELOC third party fees to open a plan charged at account opening exceeds amounts disclosed on final HELOC Fee Agreement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2017.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provided to the borrower by closing.
8453780068 XXX       XXX       MI    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                                                                                                                                         2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                               not provided                                                                                                                                                                                                                                                                                   [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal HELOC Lender / Broker Fees Underdisclosed: Unable to test HELOC fees paid to lender / broker due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed: Unable to test HELOC fees paid to third parties due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
8457759942 XXX       XXX       CT    6/XX/2005  5/XX/2005    Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Truth in Lending Act (HELOC): Credit Agreement not provided to                                                                                          -
                                                                                                                                                                                            [2] Closing / Title - Final Title Policy is missing.  No evidence of title                                                                                                                                                                                                                     borrower
                                                                                                                                                                                            was found in file.                                                                                                                                                                                                                                                                             [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed: Truth in Lending Act (HELOC): HELOC Fees Under Disclosed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           HELOC third party fees to open a plan charged at account opening exceeds amounts disclosed on final HELOC Fee Agreement
8455722172 XXX       XXX       CT    6/XX/2007  5/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Terms" disclosure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed: Truth in Lending Act (HELOC): HELOC Fees Under Disclosed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           HELOC third party fees to open a plan charged at account opening exceeds amounts disclosed on final HELOC Fee Agreement
8452036956 XXX       XXX       MA    5/XX/2006  4/XX/2006    Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan                                                                                     -
                                                                                                                                                                                            [2] Closing / Title - Final Title Policy is missing.  No evidence of title                                                                                                                                                                                                                     Application Date.
                                                                                                                                                                                            was found in file.                                                                                                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
8457551351 XXX       XXX       NY    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.
8459203828 XXX       XXX       FL    7/XX/2005  6/XX/2005    Primary    Purchase                      3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization                                                                           Yes        TR Tested
                                                                                                                                                                                            [2] Closing / Title - Final Title Policy is missing.  No evidence of title                                                                                                                                                                                                                     of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure
                                                                                                                                                                                            was found in file.                                                                                                                                                                                                                                                                             requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Terms" disclosure not provided to borrower at application.
8453183697 XXX       XXX       CA    3/XX/2006  2/XX/2006    Primary    Refinance UTD                 3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization                                                                           Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure                                                                                               Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 09/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) RTC Error:  Right to Cancel expiration date is blank.
8455941788 XXX       XXX       CA    5/XX/2007  4/XX/2007    Primary    Refinance UTD                 3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    .                                                                                                                                                       3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization                                                                           Yes        TR
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure                                                                                               Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 11/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8458226287 XXX       XXX       MI    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.     Rescission Timing HELOC -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Receipt Date Missing: The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.                                     signatures on the RTC forms were
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to          not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.
8458584021 XXX       XXX       CA    3/XX/2004  2/XX/2004    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004.
8457291395 XXX       XXX       NJ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8450764888 XXX       XXX       CA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Note Date of 08/XX/2006 used as disbursement date for compliance testing.                                                           Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         cancel that were provided in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   file, were not executed, nor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8459154387 XXX       XXX       IL    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization                                                                           Yes        TR
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure                                                                                               Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 10/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
8452351231 XXX       XXX       CA    10/XX/2004 9/XX/2004    Primary    Refinance UTD                 3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization                                                                           Yes        TR
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure                                                                                               Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 04/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8458258811 XXX       XXX       VA    3/XX/2003  2/XX/2003    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              value of a contract sales price or original loan amount, whichever applies.                                                         Rescission Timing HELOC -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   Receipt Date Missing: RTC not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                       provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8455504368 XXX       XXX       MD    10/XX/2007 9/XX/2007    Primary    Refinance UTD                 3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization                                                                           Yes        TR
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure                                                                                               Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 04/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8450545524 XXX       XXX       CA    2/XX/2007  1/XX/2007    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003
8453122817 XXX       XXX       IL    9/XX/2003  9/XX/2003    Primary    Refinance Rate/Term           3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           C           C           C           C           [3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than notary/security instrument date.                     Closing / Title - (Doc Error)                                            Tested     TR Tested
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 HUD Error: Disbursement date is
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  earlier than notary/security
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine     instrument date.: Loan disbursed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 04/XX/2003.                                                             on  10/XX/2003.  The mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       was notarized on 10/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 10/XX/2003, prior to three (3) business days from transaction date of 10/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
8450347428 XXX       XXX       CA    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: RTC not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         available in the documents
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Interest Rate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8455171227 XXX       XXX       MA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home                                                                                     -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
8456322151 XXX       XXX       CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 02/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8456102837 XXX       XXX       CA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.                                                         Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Receipt Date Missing: Signed RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           not provided in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8452198794 XXX       XXX       CA    7/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005.
8453800316 XXX       XXX       FL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization  Federal Compliance - Right of                                            Yes        TR
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure           Rescission Timing HELOC -                                                           Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                             Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not RTC Signature Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 10/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8451560776 XXX       XXX       CT    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8450754722 XXX       XXX       NY    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8456787424 XXX       XXX       MD    5/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458180261 XXX       XXX       NM    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
8456941054 XXX       XXX       CA    2/XX/2007  1/XX/2007    UTD        Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization                                                                           Yes        TR
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure                                                                                               Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 08/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) RTC Error:  Right to Cancel expiration date is blank.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8456737114 XXX       XXX       CA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8456806279 XXX       XXX       WA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] General - Missing Document: Stated not provided                                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
8457599914 XXX       XXX       NY    2/XX/2004  1/XX/2004    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization  Federal Compliance - Right of                                            Yes        TR
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure           Rescission Timing HELOC -                                                           Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                             Receipt Date Missing: Review
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not file did not contain a Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.     Rescission.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 08/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8451092623 XXX       XXX       IL    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization                                                                           Yes        TR
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure                                                                                               Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 11/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8453856542 XXX       XXX       MN    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to                                                                                              -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8458971243 XXX       XXX       WA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not                                                                                     -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                            [3] Mortgage / Program Eligibility - Missing Documents: Missing other                                                                                                                                                                                                                          Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                            financing information.: Lien Position: 1                                                                                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
8457149288 XXX       XXX       CA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization  Federal Compliance - Right of                                            Yes        TR
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure           Rescission Timing HELOC -                                                           Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                             Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Acknowledged
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 02/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8454704063 XXX       XXX       MD    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
8450630943 XXX       XXX       IL    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
8453928854 XXX       XXX       IL    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not                                                                                     -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
8455725071 XXX       XXX       WA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization                                                                           Yes        TR
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure                                                                                               Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 10/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8455318486 XXX       XXX       FL    3/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
8455559392 XXX       XXX       NJ    7/XX/2001  6/XX/2001    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2001.
8456127953 XXX       XXX       VA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 State Compliance - Virginia Late                                                    -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Charge Percent Testing: State of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     VA imposes a 5% max late fee.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 09/XX/2006.                                                             Note calls for a 10% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state.
8456315894 XXX       XXX       NJ    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8454823555 XXX       XXX       CA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
8453389118 XXX       XXX       MD    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization  Federal Compliance - Right of                                            Yes        TR
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure           Rescission Timing HELOC -                                                           Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                             Receipt Date Missing: RTC not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not provided in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 01/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8459834287 XXX       XXX       NY    10/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
8458820011 XXX       XXX       CA    7/XX/2005  6/XX/2005    UTD        Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization  Federal Compliance - Right of                                            Yes        TR
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure           Rescission Timing HELOC -                                                           Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                             Receipt Date Missing: Right to
                                                                                                                                                                                            [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                                                                                                                                                                                                     [2] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                 cancel
                                                                                                                                                                                            not provided                                                                                                                                                                                                                                                                                   [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Note Date of 07/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 01/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8456893805 XXX       XXX       NY    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8457074794 XXX       XXX       MD    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8451855588 XXX       XXX       MA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization                                                                           Yes        TR
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure                                                                                               Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                 (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 02/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
8452952081 XXX       XXX       CT    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
8456350241 XXX       XXX       MO    2/XX/2003  1/XX/2003    UTD        UTD UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization  Federal Compliance - Right of                                            UTD        Indeterminable
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure           Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                             Receipt Date Missing: Missing
                                                                                                                                                                                            [3] Mortgage / Program Eligibility - Missing Documents: Missing other                                                                                                                                                                                                                          [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not
                                                                                                                                                                                            financing information.: Lien Position: 1                                                                                                                                                                                                                                                       disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 02/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 08/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8453470236 XXX       XXX       IL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8457328227 XXX       XXX       NM    6/XX/2005  4/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005.
8452878149 XXX       XXX       CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency
8456840226 XXX       XXX       NY    8/XX/2006  7/XX/2006    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: RTC not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
8457231612 XXX       XXX       CA    3/XX/2004  2/XX/2004    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         cancel is not in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8452116929 XXX       XXX       FL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Final TIL                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                     Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $197,391.07 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $197,734.56 in the amount of $343.49.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
8451599880 XXX       XXX       NJ    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8454894755 XXX       XXX       CA    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
8455061848 XXX       XXX       MD    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8454039557 XXX       XXX       NJ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8450916436 XXX       XXX       GA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Rescission Timing - Note Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 03/XX/2007.                                                             used as Transaction Date: Notary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of  signature was not dated consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
8455180567 XXX       XXX       NH    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8452052657 XXX       XXX       VA    8/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   State Compliance - Note Error:                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 Note late charge percentage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                            exceeds maximum per state: Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.       charge not allowed per state of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                               (VA) - max late charge for VA is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state.                            5% - note states  10%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               State Compliance - Virginia Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Percent Testing: Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               charge not allowed per state of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               (VA) - max late charge for VA is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               5% - note states  10%.
8455599237 XXX       XXX       HI    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.36977% is in excess of the allowable                                                                                          -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX on a Original
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $XXX or XXX).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8453523594 XXX       XXX       IL    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
8458820532 XXX       XXX       NJ    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Final TIL                                                      -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                     Finance Charge Under Disclosed:
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $166,018.00 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $166,349.52 in the amount of $331.52.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8455175325 XXX       XXX       CT    1/XX/2006  12/XX/2005   UTD        UTD UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization  Federal Compliance - Right of                                            UTD        Indeterminable
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure           Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                             Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Unable to test HELOC Fee Agreement due to missing         documents
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 07/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8459169350 XXX       XXX       CA    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450948055 XXX       XXX       IL    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
8459378787 XXX       XXX       IL    1/XX/2003  12/XX/2002   Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization                                                                           Yes        TR
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure                                                                                               Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 01/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 07/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
8451057942 XXX       XXX       MA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home                                                                                     -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
8451322272 XXX       XXX       NJ    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451280926 XXX       XXX       NJ    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8459665047 XXX       XXX       NJ    10/XX/2003 9/XX/2003    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Federal Compliance - Final TIL                                                      -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.                                                         Finance Charge Under Disclosed:
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 Disclosed payment on Note of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  $1262.41 does not correspond
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine     with the loan amount, loan term,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 04/XX/2003.                                                             and interest rate on the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $120,978.40 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $121,823.27 in the amount of $844.87.
8456719269 XXX       XXX       MA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           C           C           C           C           [3] State Compliance - Massachusetts Borrower's Interest Tangible Net Benefit Test: Unable to determine if the loan was refinanced                                                                                      State - NC
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 without a tangible net benefit to the borrower due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
8459390461 XXX       XXX       MA    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term           1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8451064469 XXX       XXX       NJ    4/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Incorrect Right To Cancel Form Used - G-7 Used on Non Same Lender Refinance: Truth in Lending Act: Unable                                                                                      -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 to determine if Notice of Right to Cancel was not executed on the proper Model Form for a refinance transaction by a creditor that is not considered the original creditor.  The G-7 or H-9 form was used instead of the G-5 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8450583920 XXX       XXX       MA    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8450742137 XXX       XXX       NJ    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8456542118 XXX       XXX       TX    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    Title is missing from the loan file.                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     General Appraisal Requirements -                                                    -
                                                                                                                                                                                            title in file.                                                             Lender's final 1003 is missing from the                                                                                                                                                                             Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.                                     Due to lack of appraised value,
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003        loan file.                                                                                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         LTV were run off an assumed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 value of a contract sales price
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  or original loan amount,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     whichever applies.: Valuation is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 06/XX/2007.                                                             missing from the loan file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.       Miscellaneous Compliance - (Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                               Error) Initial GFE not provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to   GFE is missing from the loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.                 file.
8454970057 XXX       XXX       TX    6/XX/2007  4/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455738625 XXX       XXX       TX    1/XX/2007  1/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine     Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 01/XX/2007.                                                             TIL itemization under disclosed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $55,701.55 is  a closing / settlement / escrow
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $55,751.04 in the amount of $49.49.                                                fee by $50 as prepaid finance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               charge.
8450631824 XXX       XXX       TX    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term           3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for                                                                           Yes        TR
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 any applicable Federal, State or Local compliance testing.                                                                                                                                                              Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
8456690844 XXX       XXX       TX    6/XX/2006  6/XX/2006    Primary    Refinance Rate/Term           3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any                                                                               Yes        TR
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.                                                                                                                                                                  Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
8451439679 XXX       XXX       CA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8451912738 XXX       XXX       CA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8454862919 XXX       XXX       FL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8452333605 XXX       XXX       CA    9/XX/2004  8/XX/2004    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine     Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 07/XX/2004.                                                             TIL Itemization did not disclose
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $263,770.90 is a Goods, Facilities and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $264,323.47 in the amount of $552.57.                                              Service/Admin Fee in the amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               of $552 as a prepaid finance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               charge.
8456785570 XXX       XXX       NY    10/XX/2006 9/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Federal Compliance - Final TIL                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 04/XX/2006.                                                             itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $131,327.61 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $131,677.61 in the amount of $350.00.
8457646718 XXX       XXX       NY    7/XX/2007  6/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 State Compliance - New York Late                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Charge Percent Testing: 6% late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     charge exceeds the 2% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 01/XX/2007.                                                             per state of NY.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            State Compliance - Note Error:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                            Note late charge percentage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       exceeds maximum per state: 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  late charge exceeds the 2%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               maximum per state of NY.
8454205303 XXX       XXX       NY    2/XX/2007  1/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
8458042527 XXX       XXX       VA    1/XX/2007  1/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8457661417 XXX       XXX       CA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003        Missing final 1003                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Interest Rate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Incorrect Right To Cancel Form Used - G-6 or G-9 used on a Refinance HELOC Transaction: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Act: Notice of Right to Cancel was executed on the G-6 or G-9 form.  Elevate to Compliance for review.
8450327092 XXX       XXX       WA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not                                                                                          -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
8459907567 XXX       XXX       IL    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8451733195 XXX       XXX       NY    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
8454149523 XXX       XXX       CA    5/XX/2006  4/XX/2006    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not                                                                                          -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 provided to borrower at time of account opening.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
8454970681 XXX       XXX       UT    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8452329916 XXX       XXX       MD    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
8454742192 XXX       XXX       MD    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
8450629400 XXX       XXX       CA    11/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
8455621162 XXX       XXX       NM    11/XX/2006 10/XX/2006   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
8456046119 XXX       XXX       WA    9/XX/2006  9/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower.
8452528969 XXX       XXX       CA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
8450426000 XXX       XXX       CA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Home Improvement                                                                                                                                                                                                                                                                                                                                                                                                   were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
8454533625 XXX       XXX       CA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Interest Rate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
8450341353 XXX       XXX       CA    6/XX/2006  6/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
8458952130 XXX       XXX       CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to                                                                                              -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8458055019 XXX       XXX       NJ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to                                                                                              -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Interest Rate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
8450770873 XXX       XXX       CA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Right of                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.                                                           Rescission Timing HELOC -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   Receipt Date Missing: Per Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8451335220 XXX       XXX       CA    6/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8456818990 XXX       XXX       AK    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                          2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                  does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
8451892242 XXX       XXX       VA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
8456493940 XXX       XXX       IL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
8452979728 XXX       XXX       NJ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
8458327919 XXX       XXX       NJ    7/XX/2006  6/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8459167527 XXX       XXX       MA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
8457660149 XXX       XXX       IN    2/XX/2007  2/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
8452004920 XXX       XXX       MA    11/XX/2006 11/XX/2006   Primary    Refinance UTD                 3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] State Compliance - Massachusetts Borrower's Interest Tangible Net Benefit Test: Massachusetts Home Loan: Unable to determine if                                                                          Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           mortgage loan was refinanced within 60 months without providing a tangible net benefit to the borrower due to missing prior loan                                                                                        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           information.                                                                                                                                                                                                            (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8454656090 XXX       XXX       NJ    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to                                                                                              -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
8458052819 XXX       XXX       UT    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8451362456 XXX       XXX       NJ    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
8455054758 XXX       XXX       NJ    3/XX/2007  2/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
8452486148 XXX       XXX       NJ    2/XX/2007  2/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
8458889268 XXX       XXX       CO    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
8456076188 XXX       XXX       NJ    12/XX/2006 12/XX/2006   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
8453414905 XXX       XXX       RI    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to                                                                                              -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
8452219707 XXX       XXX       NJ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8452647910 XXX       XXX       MA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not                                                                                     -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
8456459408 XXX       XXX       IL    12/XX/2006 11/XX/2006   Primary    Purchase                      3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                           Loan File - (Missing Doc)                                                UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Incomplete loan images/file:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Incomplete Loan File. No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance documents in the loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               file.
8459508351 XXX       XXX       NJ    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
8459944282 XXX       XXX       MA    11/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           C           C           C           C           [3] State Compliance - Massachusetts Borrower's Interest Tangible Net Benefit Test: Unable to determine if the loan was refinanced                                                                                      State - NC
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 without a tangible net benefit to the borrower due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8453539740 XXX       XXX       NJ    3/XX/2007  2/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
8453761831 XXX       XXX       MA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
8459707243 XXX       XXX       NJ    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not                                                                                     -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451716965 XXX       XXX       NJ    4/XX/2006  3/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not General - Incomplete Document:                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.     Right to Cancel (RTC) is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to          incomplete: Missing recession
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower.                                                                                                                           end date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General - Incomplete Document: Right to Cancel (RTC) is incomplete
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
8453306557 XXX       XXX       IL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of  Federal Compliance - Final TIL                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements         Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $141,747.24 is Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $141,917.64 in the amount of $170.40.                                              disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Itemization of Amount Financed.
8454533260 XXX       XXX       NM    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          3        C        C        C        C                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] State Compliance - New Mexico Tangible Net Benefit Test: New Mexico Home Loan: Unable to determine if refinance loan was made                                                                                       State - NC
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              without tangible net benefit to borrower due to missing prior loan information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
8451268303 XXX       XXX       IL    12/XX/2006 11/XX/2006   Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
8457848525 XXX       XXX       NJ    12/XX/2006 11/XX/2006   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
8459793679 XXX       XXX       IL    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term           1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8457447272 XXX       XXX       NJ    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
8457641574 XXX       XXX       MA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to                                                                                              -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
8459066136 XXX       XXX       MA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          3        C        C        C        C                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] State Compliance - Massachusetts Borrower's Interest Tangible Net Benefit Test: Unable to determine if the loan was refinanced                                                                                      State - NC
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              without a tangible net benefit to the borrower due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
8456204853 XXX       XXX       NJ    11/XX/2006 10/XX/2006   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
8458217131 XXX       XXX       NJ    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not                                                                                          -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Interest Rate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provided to the borrower by closing.
8459165770 XXX       XXX       NJ    3/XX/2007  2/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
8455396334 XXX       XXX       NJ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8454057918 XXX       XXX       NJ    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
8453334488 XXX       XXX       MA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home                                                                                     -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the
                                                                                                                                                                                            [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                                                                                                                                                                                                     borrower's interest.
                                                                                                                                                                                            not provided                                                                                                                                                                                                                                                                                   [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
8455552845 XXX       XXX       NJ    1/XX/2007  1/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                                   -
8454267374 XXX       XXX       NJ    7/XX/2006  7/XX/2006    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8457923431 XXX       XXX       NJ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
8452844165 XXX       XXX       NM    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8450626376 XXX       XXX       NJ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not                                                                                     -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8450596960 XXX       XXX       IL    4/XX/2007  3/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
8451850526 XXX       XXX       NJ    3/XX/2007  1/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
8456464348 XXX       XXX       NJ    3/XX/2007  2/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8457106958 XXX       XXX       ME    10/XX/2006 9/XX/2006    UTD        UTD UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           UTD        Indeterminable
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                            [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                                                                                                                                                                                                     Note Date of 10/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            not provided                                                                                                                                                                                                                                                                                   [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 04/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8452683377 XXX       XXX       MA    1/XX/2007  12/XX/2006   Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8450930711 XXX       XXX       NJ    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
8454597268 XXX       XXX       IL    9/XX/2005  1/XX/2005    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not                                                                                     -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
8458153176 XXX       XXX       NJ    3/XX/2007  2/XX/2007    Primary    Purchase                      3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 12/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
8457430837 XXX       XXX       CA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not                                                                                          -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
8454297332 XXX       XXX       NJ    8/XX/2006  7/XX/2006    Primary    Refinance Limited             2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Cash-out GSE                                                                                                        title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
8458294918 XXX       XXX       MA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
8456521382 XXX       XXX       NJ    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
8459874828 XXX       XXX       NM    2/XX/2007  1/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                                                                                                                                         2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing                                                                                        -
                                                                                                                                                                                            not provided                                                                                                                                                                                                                                                                                   information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
8455496404 XXX       XXX       UT    2/XX/2007  1/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 Federal Compliance - Final TIL                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Unable to resolve under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 08/XX/2006.                                                             disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $66,684.39 is  itemization of amount financed underdisclosed from calculated Finance Charge of $66,809.83 in the amount of $125.44.
8458635434 XXX       XXX       NJ    4/XX/2007  4/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
8457716121 XXX       XXX       NJ    7/XX/2006  6/XX/2006    Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
8458402286 XXX       XXX       SC    2/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not  State Compliance - South                                                            -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of    Carolina Home Loan (Complaint
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           the loan.                                                                                                                           Agency Disclosure Not Provided):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Late Charge Amount Testing: Note late charge exceeds maximum per state.                       The South Carolina CHL Complaint
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Agency Disclosure was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               provided in the loan file for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               review and documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               State Compliance - South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Carolina Late Charge Amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Testing: 5% late charge exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               the 4% maximum per state (SC).
8457221970 XXX       XXX       NJ    10/XX/2006 9/XX/2006    UTD        UTD UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  State Compliance - Note Error:                                           UTD        Indeterminable
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 Note late charge percentage                                                         (UAL State)
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late       exceeds maximum per state: Late
                                                                                                                                                                                            [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                                                                                                                                                                                                     charge of greater than 5.0% or a grace period less than 15 days.                                                                    charge of $42.57 or 5.0002%
                                                                                                                                                                                            not provided                                                                                                                                                                                                                                                                                   [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     exceeds maximum of 5% per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Note Date of 10/XX/2006 used as disbursement date for compliance testing.                                                           - NJ.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 04/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8454108000 XXX       XXX       NJ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver
8456652421 XXX       XXX       NJ    6/XX/2006  5/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
8450842875 XXX       XXX       RI    1/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          3        C        C        C        C                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona Fide):                                                                                          State - NC
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Rhode Island Home Loan: No documentation in loan file to confirm third party fees listed on the HUD-1.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
8453233135 XXX       XXX       NJ    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not                                                                                     -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
8456675212 XXX       XXX       OH    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8455618393 XXX       XXX       NJ    2/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
8451977383 XXX       XXX       NJ    10/XX/2006 9/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
8457744921 XXX       XXX       MA    1/XX/2007  1/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
8452835038 XXX       XXX       NJ    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Home Improvement                                                                                                    title in file.                                                                                                                                                                                                                                                                                 were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine
                                                                                                                                                                                            [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                                                                                                                                                                                                     this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                            not provided                                                                                                                                                                                                                                                                                   [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
8452567840 XXX       XXX       OH    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine
                                                                                                                                                                                            [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                                                                                                                                                                                                     this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                            not provided                                                                                                                                                                                                                                                                                   [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
8450056862 XXX       XXX       NJ    3/XX/2007  2/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
8457121618 XXX       XXX       IL    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Home Improvement                                                                                                    title in file.                                                                                                                                                                                                                                                                                 [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8457691816 XXX       XXX       OH    2/XX/2007  1/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided Timely): Ohio Consumer Sales Practices
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Act:  Consumer did not receive the required Closing Disclosure at the time of closing.
8459942804 XXX       XXX       NM    9/XX/2006  8/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8456007410 XXX       XXX       IL    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                            [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                                                                                                                                                                                                     [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of
                                                                                                                                                                                            not provided                                                                                                                                                                                                                                                                                   consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
8453645755 XXX       XXX       ME    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Payoff                                                         -
                                                                        Home Improvement                                                                                                    title in file.                                                                                                                                                                                                                                                                                 were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     Statement Missing: No Liens were
                                                                                                                                                                                            [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                                                                                                                                                                                                     this application date.  The final date used for testing was 07/XX/2006.                                                             paid off.
                                                                                                                                                                                            not provided                                                                                                                                                                                                                                                                                   [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
8457613487 XXX       XXX       NJ    3/XX/2007  3/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8458022317 XXX       XXX       UT    11/XX/2006 10/XX/2006   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Federal Compliance - Final TIL                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  APR Under/Over Disclosed By
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     Greater Than 0.125%: APR under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 05/XX/2006.                                                             disclosed by .3929 which exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of         the .125 tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           8.49700% is underdisclosed from calculated APR of 8.88990% outside of 0.125% tolerance.                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $49,855.49 is  Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $51,157.46 in the amount of $1,301.97.                                             TIL Itemization did not disclose
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               the closing fee of $100. an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               origination fee of $428, a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               discount fee of $749, prepaid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               interest fee of $9.97 or the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               wire fee of $15 as prepaid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               finance charges.
8456061546 XXX       XXX       IL    10/XX/2006 8/XX/2006    Primary    Purchase                      1        A        A        A        A                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                1           A           A           A           A                                                                                                                                                                                                                                   -
8451818535 XXX       XXX       IN    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine
                                                                                                                                                                                            [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                                                                                                                                                                                                     this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                            not provided                                                                                                                                                                                                                                                                                   [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
8456037979 XXX       XXX       UT    1/XX/2007  12/XX/2006   Primary    UTD UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           UTD        Indeterminable
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                            [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                                                                                                                                                                                                     Note Date of 01/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                            not provided                                                                                                                                                                                                                                                                                   [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 07/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8451743031 XXX       XXX       NJ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to                                                                                              -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
8450935770 XXX       XXX       IN    1/XX/2007  12/XX/2006   UTD        UTD UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           UTD        Indeterminable
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     (UAL State)
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                            [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                                                                                                                                                                                                     Note Date of 01/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                            not provided                                                                                                                                                                                                                                                                                   [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 07/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8455441674 XXX       XXX       NJ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
8459828294 XXX       XXX       NJ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                            Federal Compliance - Final TIL                                           Yes        TR Note
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Finance Charge Under Disclosed:                                                     Deficiency (UAL
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Unable to determine under                                                           State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 08/XX/2006.                                                             disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $53,281.79 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $53,581.10 in the amount of $299.31.
8454138489 XXX       XXX       NJ    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
8453604804 XXX       XXX       IL    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine
                                                                                                                                                                                            [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                                                                                                                                                                                                     this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                            not provided                                                                                                                                                                                                                                                                                   [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
8451631261 XXX       XXX       OH    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Consumer did not receive the required Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8454627455 XXX       XXX       SC    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                                                                                                                                         2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                               not provided                                                                                                                                                                                                                                                                                   were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
8454883880 XXX       XXX       IL    2/XX/2007  1/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
8452823558 XXX       XXX       IL    3/XX/2007  11/XX/2006   Primary    Refinance Rate/Term           1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8450013228 XXX       XXX       NJ    3/XX/2007  2/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8451835447 XXX       XXX       SC    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
8458003035 XXX       XXX       IN    3/XX/2007  3/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
8459281036 XXX       XXX       IN    2/XX/2007  11/XX/2006   Primary    Refinance Rate/Term           1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8451713943 XXX       XXX       NJ    11/XX/2006 9/XX/2006    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8451790838 XXX       XXX       NJ    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
8459210755 XXX       XXX       NJ    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Interest Rate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
8455936003 XXX       XXX       NM    3/XX/2007  4/XX/2006    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8450370906 XXX       XXX       OH    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                            [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                                                                                                                                                                                                     were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine
                                                                                                                                                                                            not provided                                                                                                                                                                                                                                                                                   this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
8454897629 XXX       XXX       IN    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
8459833888 XXX       XXX       NJ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not                                                                                     -
                                                                        Home Improvement                                                                                                                                                                                                                                                                                                                                                                                                   disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
8452674936 XXX       XXX       RI    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
8454361244 XXX       XXX       IL    12/XX/2006 11/XX/2006   Primary    UTD UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           UTD        Indeterminable
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                            [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                                                                                                                                                                                                     Note Date of 12/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            not provided                                                                                                                                                                                                                                                                                   [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 06/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8452564301 XXX       XXX       MA    11/XX/2006 10/XX/2006   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
8459028367 XXX       XXX       IL    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
8451670892 XXX       XXX       NJ    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to                                                                                              -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
8455481742 XXX       XXX       SC    2/XX/2007  10/XX/2006   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
8453949877 XXX       XXX       NH    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to                                                                                              -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8450549350 XXX       XXX       FL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8454990687 XXX       XXX       CA    7/XX/2006  7/XX/2006    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                          2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            Disclosure within a reasonably practicable time after using credit score.
8457363115 XXX       XXX       CA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8453960140 XXX       XXX       NY    3/XX/2007  2/XX/2007    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
8456022580 XXX       XXX       IL    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                            [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                            contain the standard Due on Sale clause.                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
8458920619 XXX       XXX       CA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.
8453816917 XXX       XXX       IL    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance -                                                                -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                     Disbursement Date Missing: All
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 areas for DD are blank
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
8456862656 XXX       XXX       GA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8453130827 XXX       XXX       IL    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to                                                                                              -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8451102927 XXX       XXX       ID    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Idaho Residential Mortgage Practices Act (Document Signed Contains Blanks): Idaho Residential Mortgage                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Practices Act: Mortgage loan file contains documents signed by borrower with blanks left to be filled in.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458088555 XXX       XXX       ME    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     General - Incomplete Document:                                                      -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.                                     TIL Final is incomplete: Final
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      TIL does not include a document
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         date or borrower signature/date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General - Incomplete Document: TIL Final is incomplete                                                                          Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Underdisclosure is payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine     stream related.  Final TIL shows
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 07/XX/2005.                                                             300 payments at $978.08;  actual
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       payment stream shows 299
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           payments at $978.08 and 1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     payment of $1956.21.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Before Consummation: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   does not contain a document
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $171,364.00 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $172,342.13 in the amount of $978.13.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8456941795 XXX       XXX       CA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (HELOC): Credit Agreement not signed by borrower(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.
8457669381 XXX       XXX       MI    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8457342545 XXX       XXX       OR    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              determined. Unable to determine if correct TILA rescission form was used.
8456070801 XXX       XXX       WA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
8456275729 XXX       XXX       NY    11/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454409332 XXX       XXX       AZ    9/XX/2004  8/XX/2004    UTD        Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization  Federal Compliance - Right of                                            Yes        TR
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure           Rescission Timing HELOC -                                                           Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                             Receipt Date Missing: Loan file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not missing documentation to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.     confirm.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 03/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8456242821 XXX       XXX       AZ    5/XX/2000  4/XX/2000    Primary    UTD UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization  Federal Compliance - Right of                                            UTD        Indeterminable
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure           Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                             Receipt Date Missing: Executed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not Right of Rescission is missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 05/XX/2000 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Interest Rate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2000 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 11/XX/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8459687969 XXX       XXX       FL    9/XX/2006  8/XX/2006    UTD        Refinance UTD                 3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization                                                                           Yes        TR
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure                                                                                               Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 03/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8451696332 XXX       XXX       CA    4/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other                                                                                                               title in file.
8454865918 XXX       XXX       WA    11/XX/2006 10/XX/2006   Primary    Purchase                      2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                          2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8453132898 XXX       XXX       PA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8450047096 XXX       XXX       NH    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454189910 XXX       XXX       FL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8456302463 XXX       XXX       OR    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                            State Compliance - Note Error:                                                      -
                                                                        Home Improvement                                                                                                                                                                                                                                                                                                                                                                                                   [2] State Compliance - Oregon Late Charge Percent Testing: Note late charge exceeds maximum per state.                              Note late charge percentage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               exceeds maximum per state: 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               late charge exceeds 5% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               per state (OR).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               State Compliance - Oregon Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Percent Testing: 10% late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               charge exceeds 5% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               state (OR).
8451836351 XXX       XXX       FL    2/XX/2000  1/XX/2000    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 02/XX/2000 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/1999.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 02/XX/2000, prior to three (3) business days from transaction date of 02/XX/2000.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
8458041064 XXX       XXX       OR    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other
8451879915 XXX       XXX       MT    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    Title missing                                                                                                                                           2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8455315005 XXX       XXX       MS    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8454018576 XXX       XXX       VA    11/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
8455339300 XXX       XXX       WI    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
8450082796 XXX       XXX       MD    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454595124 XXX       XXX       NY    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8458976551 XXX       XXX       MI    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer                                                                                            -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
8451385294 XXX       XXX       WA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    No title in file                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Application / Processing -                                                          -
                                                                        Other                                                                                                               title in file.                                                             all 1003s in file are missing                                                                                                                                                                                       Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                     Missing Document: Missing
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Lender's Initial 1003: all 1003s
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           in file are missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                      Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  TIL Error: Borrower signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     not dated.: Final TIL is missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 04/XX/2007.                                                             a signature.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Miscellaneous Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Unable to determine occupancy,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       compliance results were
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  generated using a defaulted
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                          value of Primary.: No appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.       in loan file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8455486091 XXX       XXX       CA    9/XX/2005  8/XX/2005    Primary    UTD UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not Federal Compliance - Right of                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Receipt Date Missing: TIL not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.                                     provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8457706827 XXX       XXX       AL    5/XX/2005  3/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not                                                                                          -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provided to the borrower by closing.
8451380696 XXX       XXX       FL    9/XX/2007  8/XX/2007    Primary    Refinance UTD                 3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization                                                                           Yes        TR
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure                                                                                               Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 03/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8456055668 XXX       XXX       NY    11/XX/2004 10/XX/2004   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004.
8458806157 XXX       XXX       PA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
8453302696 XXX       XXX       CA    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: There is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         no RTC in the file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8455189665 XXX       XXX       PA    4/XX/2005  3/XX/2005    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  State Compliance - Pennsylvania                                                     -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine     Subordinate Lien Late Charge
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            this application date.  The final date used for testing was 10/XX/2004.                                                             Grace Period Testing: 10 day
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per      grace period less than 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           state.                                                                                                                              minimum per state (PA).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
8458474445 XXX       XXX       MI    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8450834054 XXX       XXX       FL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation                                                                                                  title in file.
                                                                                                                                                                                            [3] Closing / Title - Title: Evidence of title is missing
8451525010 XXX       XXX       PA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8451740029 XXX       XXX       NY    2/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8459176677 XXX       XXX       NC    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
8452729310 XXX       XXX       CA    4/XX/2004  3/XX/2004    UTD        UTD UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization  Federal Compliance - Right of                                            UTD        Indeterminable
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure           Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                             Receipt Date Missing: N/A
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 10/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8451689877 XXX       XXX       CA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456307016 XXX       XXX       MI    12/XX/2007 12/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
8454959215 XXX       XXX       NJ    9/XX/2006  8/XX/2006    Primary    UTD UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8454127430 XXX       XXX       MA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8459777131 XXX       XXX       FL    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8453919347 XXX       XXX       NY    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
8453004165 XXX       XXX       MD    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459925238 XXX       XXX       CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8454247385 XXX       XXX       NY    9/XX/2010  8/XX/2010    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      General Appraisal Requirements -                                                    -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.                                                         Due to lack of appraised value,
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.44000% or   compliance tests requiring an
                                                                                                                                                                                            [2] Miscellaneous Compliance - No HELOC Agreement in file. Fees disclosed                                                                                                                                                                                                                      Final Disclosure APR of 7.44000% is in excess of allowable threshold of APOR 3.92% + 3.5%, or 7.42000%.  Non-Compliant Higher       LTV were run off an assumed
                                                                                                                                                                                            on HUD or Line of Credit Closing Statement used in any federal, state, or                                                                                                                                                                                                                      Priced Mortgage Loan.                                                                                                               value of a contract sales price
                                                                                                                                                                                            local high cost testing.: Document used for Fee Testing: Final HUD1                                                                                                                                                                                                                            [2] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher   or original loan amount,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Priced Mortgage Loan:  Borrower's ability to repay not verified with reliable documentation.                                        whichever applies.: Appraisal,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 AUS, approval, 1008 are missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average    Unable to update with a value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2010.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA - Incorrect HUD-1 Form Used: Unable to determine if the Final HUD-1 Settlement Statement is on the proper 2010 form due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA (2010)   Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8451313281 XXX       XXX       AL    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided
8454100556 XXX       XXX       NJ    8/XX/2007  6/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8452181306 XXX       XXX       CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency
8455288467 XXX       XXX       NJ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
8452228287 XXX       XXX       TN    11/XX/2006 10/XX/2006   UTD        Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8454472040 XXX       XXX       CA    11/XX/2006 10/XX/2006   Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 05/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8453275469 XXX       XXX       VT    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
8450397552 XXX       XXX       ME    11/XX/2005 10/XX/2005   UTD        Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed
                                                                                                                                                                                            [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                            value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            contain the standard Due on Sale clause.                                                                                                                                                                                                                                                       [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8459476828 XXX       XXX       CO    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456503104 XXX       XXX       AZ    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 7.15541% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX on a Original
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $XXX or XXX).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
8455471389 XXX       XXX       NY    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8453474276 XXX       XXX       MI    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer                                                                                            -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Act:  List of HUD-approved credit counseling agencies not provided to borrower.
8454036934 XXX       XXX       CA    3/XX/2007  2/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8459810260 XXX       XXX       OK    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451620816 XXX       XXX       NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8457217471 XXX       XXX       GA    7/XX/2004  6/XX/2004    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Terms" disclosure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459683712 XXX       XXX       DE    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8456922075 XXX       XXX       NJ    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8457486242 XXX       XXX       NY    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                     Charge Grace Period Testing: 11
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Grace period does not conform
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         with 15 maximum per state(NY)
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 State Compliance - New York Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Charge Percent Testing: 5% late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 06/XX/2006.                                                             state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
8456403994 XXX       XXX       NY    6/XX/2007  6/XX/2007    Primary    Refinance Rate/Term           1        A        A        A        A                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                                                                                                                                            title in file.
8454446570 XXX       XXX       NJ    11/XX/2006 10/XX/2006   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8459706133 XXX       XXX       IN    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 Federal Compliance - Final TIL                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three   Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.                                                                                                   disclosure. Itemization of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $129,684.40 is finance charge was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $130,646.05 in the amount of $961.65.                                              Under disclosure appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: in the payment stream.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
8456422821 XXX       XXX       NY    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.                                                         Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8456323640 XXX       XXX       NY    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8450355239 XXX       XXX       GA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those       Federal Compliance - HELOC Fees                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                         Used For Testing: Final HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       reflects an attorney fee of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three   $400.00, not reflected in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.                                                                                                   HELOC agreement fees disclosure.
8451781619 XXX       XXX       NY    7/XX/2008  6/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided                                                                                     -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8450439503 XXX       XXX       CA    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term           3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for                                                                          Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           any applicable Federal, State or Local compliance testing.                                                                                                                                                              Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - State Late Charge Percentage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
8456426399 XXX       XXX       NY    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      State Compliance - New York Late                                                    -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.                                                         Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   charge exceeds 2% maximum per
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      Disclosure within a reasonably practicable time after using credit score.                                                           state (NY)
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8456841044 XXX       XXX       NY    11/XX/2006 10/XX/2006   Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8455867315 XXX       XXX       CA    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term           1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8454661050 XXX       XXX       NY    6/XX/2007  5/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8452958092 XXX       XXX       NH    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 6.39259% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX on a Original
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $XXX or XXX).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
8455393456 XXX       XXX       NJ    11/XX/2007 10/XX/2007   UTD        Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   General - Incomplete Document:                                                      -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.                                                           Right to Cancel (RTC) is
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General - Incomplete Document: Right to Cancel (RTC) is incomplete                                                              incomplete: The right to cancel
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  is not signed by the required
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     parties.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8453077064 XXX       XXX       CA    4/XX/2007  4/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8451180087 XXX       XXX       PA    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Disclosure within a reasonably practicable time after using credit score.
8454428090 XXX       XXX       CT    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Interest Rate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8457291958 XXX       XXX       NY    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8450665951 XXX       XXX       OR    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
8459609638 XXX       XXX       OH    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Terms" disclosure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Signed at Closing): Ohio Consumer Sales Practices
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Act: Consumer did not sign the required Closing Disclosure on the date of closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458260880 XXX       XXX       IL    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458254122 XXX       XXX       CA    7/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.
8456208058 XXX       XXX       FL    7/XX/2007  6/XX/2007    UTD        Refinance UTD                 3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization  Federal Compliance - Right of                                            Yes        TR
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure           Rescission Timing HELOC -                                                           Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                             Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     RTC from the file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                     Miscellaneous Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not      Unable to determine occupancy,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.                                                                                    compliance results were
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to          generated using a defaulted
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower.                                                                                                                           value of Primary.: Missing 1003,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"           1008, and Approvals to determent
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.                                                                                                the occupancy.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (HELOC):  Non-refundable fee imposed by lender within three (3) business days of borrower receiving HELOC disclosures and brochure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 01/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8455501850 XXX       XXX       MA    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term           1        A        A        A        A                                                 [2] General Appraisal Requirements - Incorrect Appraisal Form type:                                                                                                                                                                1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                                                                                                                                            Appraisal Form 1073/465 used for incorrect Subject property type.:
                                                                                                                                                                                            Valuation Type: Appraisal / Valuation Report Date: 03/XX/2007 Townhouse
8457320101 XXX       XXX       MI    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Act:  List of HUD-approved credit counseling agencies not provided to borrower.
8451966743 XXX       XXX       WI    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not                                                                                          -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.
8451318335 XXX       XXX       GA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   State Compliance - Georgia Home                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] State Compliance - Georgia Home Loan (Late Charge): Georgia Home Loan:  Mortgage loan contains an impermissible late charge of  Loan (Late Charge): 10% late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           greater than 5.0% or a grace period of less than ten (10) days.                                                                     charge exceeds 5% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 state (GA)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8452047681 XXX       XXX       NY    7/XX/2007  6/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8453974977 XXX       XXX       NH    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8459235201 XXX       XXX       WI    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
8452748309 XXX       XXX       CA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450130252 XXX       XXX       NJ    4/XX/2007  4/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003        The final 1003 loan application with the                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 Miscellaneous Compliance - (Doc                                                     -
                                                                                                                                                                                                                                                                       subject mortgage closing on 4/XX/2007 was                                                                                                                                                                           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                      Error) Initial GFE not provided:
                                                                                                                                                                                                                                                                       not in the loan file to review, document                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  The GFE for the subject loan was
                                                                                                                                                                                                                                                                       and for testing purposes.                                                                                                                                                                                           were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine     not provided in the loan file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 04/XX/2007.                                                             for UW to review, document and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               use for testing purposes.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Application / Processing -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Document: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Lender's Initial 1003: The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Lender's initial 1003 was also
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               missing from the loan file, UW
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               unable to review and document
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               the information for testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               purposes.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Subject loan was funded by XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               The Lender did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               documentation to verify the date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               of application.
8450515344 XXX       XXX       CO    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8452791213 XXX       XXX       MO    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   State Compliance - Missouri Late                                                    -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Charge Percent and Amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Testing: 10% late charge exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 03/XX/2007.                                                             5% maximum per state (MO)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Missouri Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.                 State Compliance - Note Error:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                            Note late charge percentage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               exceeds maximum per state: 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               late charge exceeds 5% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               per state (MO)
8456479535 XXX       XXX       MO    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          1        A        A        A        A                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation                                                                                                  title in file.
8459190340 XXX       XXX       MD    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454323949 XXX       XXX       WI    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8451367946 XXX       XXX       AZ    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
8457915029 XXX       XXX       NH    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458761301 XXX       XXX       NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                     Charge Percent Testing: Maximum
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   NY late charge is 2%.  Note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           reflects 4%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8452505671 XXX                                               Primary    Purchase                      3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                           Loan File - (Missing Doc)                                                UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Incomplete loan images/file:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Incomplete Loan File. HUD, final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               1003 in the file, unable to run
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance.
8459234013 XXX       XXX       PA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
8455303953 XXX       XXX       NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those                                                                                           -
                                                                        Home Improvement                                                                                                                                                                                                                                                                                                                                                                                                   disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8457316077 XXX       XXX       VA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation                                                                                                  title in file.
8459101710 XXX       XXX       MA    10/XX/2003 9/XX/2003    UTD        UTD UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Final TIL                                                      -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing.                                     Finance Charge Under Disclosed:
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Disclosed payment on Note of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         $852.16 does not correspond with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 the loan amount, loan term, and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  interest rate on the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $95,618.40 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $95,772.56 in the amount of $154.16.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 10/XX/2003, prior to three (3) business days from transaction date of 10/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8457885271 XXX       XXX       CA    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
8454715606 XXX       XXX       CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
8458103762 XXX       XXX       MA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8458492076 XXX       XXX       MD    7/XX/2007  6/XX/2007    Primary    Refinance UTD                 3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                            [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                                                                                                                                                                                                     Note Date of 07/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                            not provided                                                                                                                                                                                                                                                                                   [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 01/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8450010160 XXX       XXX       NY    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term           1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8453465615 XXX       XXX                        4/XX/2007    Primary    Refinance Limited             3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                           Loan File - (Missing Doc)                                                UTD        Indeterminable
                                                                        Cash-out GSE                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Incomplete loan images/file:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Incomplete Loan File. Security,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               HUD, TIL and Title in the file,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               unable to run compliance due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               missing subject lien note.
8451572596 XXX       XXX       PA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456657342 XXX       XXX       NJ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8455135094 XXX       XXX       NY    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.                                     Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8456095001 XXX       XXX       GA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459943409 XXX       XXX       FL    1/XX/2008  12/XX/2007   Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451872624 XXX       XXX       OH    10/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure                                                                                          -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8457687857 XXX       XXX       WI    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Federal Compliance - Final TIL                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three   Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.                                                                                                   TIL Itemization   did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $122,149.13 is disclosed settlement fee $250 as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $122,401.82 in the amount of $252.69.                                              prepaid charges, however, final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               HUD reflects courier fees as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               such.
8450393243 XXX       XXX       GA    4/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive                                                                                        -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 arbitration clause.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
8453617795 XXX       XXX       AZ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    The title is missing in acuity                                                                                                                          2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure                                                                                          -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             There is not a title provided in acuity                                                                                                                                                                             Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                            [3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
8456246430 XXX       XXX       UT    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
8450617530 XXX       XXX       NY    5/XX/2007  4/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8450772835 XXX       XXX       CA    8/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                            [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                                                                                        [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.61538% is in excess of the allowable
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 maximum of  5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or XXX).
8455767308 XXX       XXX       MS    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Home Improvement                                                                                                                                                                                                                                                                                                                                                                                                   were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8452814402 XXX       XXX       CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8458754556 XXX       XXX       NY    9/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8454530221 XXX       XXX       MD    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450390259 XXX       XXX       MN    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    The title for this transaction is not in                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             the file.                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.
8451224131 XXX       XXX       NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing                                                                                        -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450188473 XXX       XXX       NC    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not                                                                                          -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2004, prior to three (3) business days from transaction date of 09/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine the # of units, compliance results were generated using a defaulted value.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Valuation Type: Stated / Valuation Report Date: 08/XX/2004
8452195755 XXX       XXX       AL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8452546464 XXX       XXX       PA    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8456092222 XXX       XXX       IN    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8458507491 XXX       XXX       RI    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           C           C           C           C           [3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not                                                                                              State - NC
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [3] State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): Rhode
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] State Compliance - Rhode Island Home Loan (Tangible Net Benefit Disclosure Not Provided): Rhode Island Home Loan:  Tangible Net
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Benefit Disclosure not provided to borrower for refinance within 60 months.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8453577908 XXX       XXX       CA    10/XX/2006 9/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state.        State Compliance - California                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 Primary Residence Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - State Late Charge Percentage                                                                                 Percent Testing: 10% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                               exceeds 6% maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               (CA)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               State Compliance - State Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Percentage: 10% late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               charge exceeds 6% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               state (CA)
8455627796 XXX       XXX       GA    11/XX/2004 10/XX/2004   Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    .                                                                                                                                                       3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization                                                                           Yes        TR
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure                                                                                               Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Note Date of 11/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 05/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
8458022180 XXX       XXX       NJ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456544663 XXX       XXX       CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8457633567 XXX       XXX       NY    3/XX/2007  2/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8453916839 XXX       XXX       AL    12/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure                                                                                          -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
8450067747 XXX       XXX       NY    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451743221 XXX       XXX       CT    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8459915724 XXX       XXX       NH    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8453693600 XXX       XXX       NY    10/XX/2007 6/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8452782722 XXX       XXX       SC    8/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
8452302706 XXX       XXX       NC    8/XX/2007  7/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8459088709 XXX       XXX       NC    6/XX/2007  5/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
8453127335 XXX       XXX       MA    2/XX/2008  1/XX/2008    Primary    Refinance UTD                 3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization                                                                           Yes        TR
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure                                                                                               Indeterminable
                                                                                                                                                                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                                                                         requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                                                                                 (UAL State)
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not
                                                                                                                                                                                            [3] Application / Processing - Missing Valuation:: Valuation Type:                                                                                                                                                                                                                             disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                            Appraisal / Valuation Report Date: <empty> Appraisal is missing                                                                                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 08/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8459815313 XXX       XXX       MD    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8458344755 XXX       XXX       GA    8/XX/2007  8/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                           -
8452124025 XXX       XXX       FL    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8451262807 XXX       XXX       NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
8456313127 XXX       XXX       RI    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    Title was not located in the loan file.                                                                                                                 2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
8450002967 XXX       XXX       NJ    6/XX/2006  3/XX/2006    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8457928587 XXX       XXX       NJ    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure                                                                                          -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459754896 XXX       XXX       TN    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                                           -
                                                                        Other
8455014339 XXX       XXX       TX    10/XX/2007 3/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                          2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456348123 XXX       XXX       NJ    5/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
8458978866 XXX       XXX       NJ    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8451444660 XXX       XXX       NJ    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8450877245 XXX       XXX       NY    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8457874219 XXX       XXX       NY    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.                                                         Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   charge exceeds 2% maximum per
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      Disclosure within a reasonably practicable time after using credit score.                                                           state (NY).
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 10/XX/2006.                                                             Disclosed payment on Note of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            $499.10 does not correspond with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       the loan amount, loan term, and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           interest rate on the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $84,730.00 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $84,783.98 in the amount of $53.98.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8450480836 XXX       XXX       IL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8453498241 XXX       XXX       RI    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
8452197679 XXX       XXX       TN    10/XX/2007 9/XX/2007    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8456040790 XXX       XXX       TN    5/XX/2007  4/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
8456263070 XXX       XXX       TN    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8450963981 XXX       XXX       TN    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   State Compliance - Note Error:                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 Note late charge percentage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  exceeds maximum per state:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine     $29.00 (5.9303%) exceeds 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 07/XX/2005.                                                             maximum per state (TN)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                            State Compliance - Tennessee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Tennessee Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.                Late Charge Percent and Amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Testing: $29.00 (5.9303%)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               exceeds 5% maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               (TN)
8456508639 XXX       XXX       TN    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8452783885 XXX       XXX       TN    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8455918270 XXX       XXX       TN    12/XX/2007 12/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    Final Title Policy is missing. No                                                                                                                       2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 Miscellaneous Compliance - (Doc                                                     -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             evidence of title in file.                                                                                                                                                                                          [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did Error) Initial GFE not provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.                                                                 Initial GFE not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $47,543.19 is  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $47,614.41 in the amount of $71.22.                                                Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Itemization did not disclose the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               tax cert fee of $71.27 as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               prepaid finance charges.
8458594953 XXX       XXX       TN    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    Title is missing.                                                                                                                                       2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided                                                                                                                                                                                                                         were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8452558555 XXX       XXX       TN    4/XX/2007  4/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  State Compliance - Tennessee                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine     Late Charge Percent and Amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 04/XX/2007.                                                             Testing: 10% late charge exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Tennessee Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.                5% maximum per state (TN)
8450890864 XXX       XXX       TN    4/XX/2007  4/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
8455429506 XXX       XXX       TN    4/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation
8456877141 XXX       XXX       TN    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
8456186531 XXX       XXX       TN    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456651998 XXX       XXX       TN    5/XX/2007  4/XX/2007    Primary    Refinance Limited             2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Cash-out GSE                                                                                                                                                                                                                                                                                                                                                                                                       Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456829009 XXX       XXX       VA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - Note Error:                                                      -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                     Note late charge percentage
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      exceeds maximum per state: Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         charge not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 (VA) - max late charge for VA is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  5% - note states 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     State Compliance - Virginia Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 09/XX/2005.                                                             Charge Percent Testing: Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                            charge not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       (VA) - max late charge for VA is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  5% - note states 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state.
8458262610 XXX       XXX       MN    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      State Compliance - Note Error:                                                      -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.                                                         Note late charge percentage
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 exceeds maximum per state: Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  charge not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     (MN) - max late charge for MN is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 11/XX/2005.                                                             5% - Note states 6%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8457431064 XXX       XXX       MA    6/XX/2006  5/XX/2006    Primary    Refinance Rate/Term           3        C        C        C        C                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] State Compliance - Massachusetts Borrower's Interest Tangible Net Benefit Test: Massachusetts Home Loan: Unable to determine if State Compliance - Massachusetts                                                    State - NC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           mortgage loan was refinanced within 60 months without providing a tangible net benefit to the borrower due to missing prior loan    Late Charge Percent Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           information.                                                                                                                        Late charge not allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     state (MA) - max late charge for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                     MA is  3% - note states greater
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      of 6% or $5.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         State Compliance - Note Error:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Note late charge percentage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 exceeds maximum per state: Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home charge not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the           (MA) - max late charge for MA is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower's interest.                                                                                                                3% - note states greater of 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.                       or $5.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8453797203 XXX       XXX       MD    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
8457723401 XXX       XXX       MN    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - Note Error:                                                      -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                     Note late charge percentage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      exceeds maximum per state: 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         late charge exceeds 5% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   limit per state(MN).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Minnesota Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8451904478 XXX       XXX       IL    3/XX/2007  2/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
8451990002 XXX       XXX       NJ    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late       State Compliance - New Jersey                                                       Late Charge
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 charge of greater than 5.0% or a grace period less than 15 days.                                                                    Home Loan (Late Charge): Late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   charge not allowed per state law
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 - max late charge for New Jersey
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  is 5% but note states 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     State Compliance - Note Error:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 03/XX/2006.                                                             Note late charge percentage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                            exceeds maximum per state: Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               charge not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               law.  Max late charge for New
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Jersey is 5% - note states 10%.
8453924091 XXX       XXX       MD    9/XX/2005  8/XX/2005    UTD        Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8459938147 XXX       XXX       CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
8453022197 XXX       XXX       CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
8451894837 XXX       XXX       MD    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8450206902 XXX       XXX       CA    9/XX/2006  9/XX/2006    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8454807282 XXX       XXX       CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.
8452175836 XXX       XXX       IL    12/XX/2004 10/XX/2004   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $62,993.49 is  Federal Compliance - Final TIL                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $63,183.64 in the amount of $190.15.                                               Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine the fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               under disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               itemization of amount financed.
8452422750 XXX       XXX       NJ    4/XX/2007  4/XX/2007    Investment Refinance Cash-out -          1        A        A        A        A                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other                                                                                                               title in file.
8450499037 XXX       XXX       IL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Federal Compliance - Final TIL                                                      -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 Finance Charge Under Disclosed:
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Disclosed payment on Note of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     $535.82 does not correspond with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 12/XX/2006.                                                             the loan amount, loan term, and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       interest rate on the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $111,852.20 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $112,628.30 in the amount of $776.10.
8458711584 XXX       XXX       SC    4/XX/2006  3/XX/2006    Primary    Refinance UTD                 3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization  Federal Compliance - Right of                                            Yes        TR
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure           Rescission Timing HELOC -                                                           Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                             Receipt Date Missing: The RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.     State Compliance - South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Carolina Late Charge Amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                     Testing: Max late charge for SC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      is  5% up to $18.50- note states
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         5% up to $48.75
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 10/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Late Charge Amount Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8455915904 XXX       XXX       SC    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Late Charge Amount Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.
8451313573 XXX       XXX       CA    6/XX/2006  5/XX/2006    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8457740333 XXX       XXX       CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
8456918641 XXX       XXX       CA    3/XX/2007  2/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8453618820 XXX       XXX       CT    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8458413135 XXX       XXX       HI    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                        Home Improvement                                                                                                                                                                                                                                                                                                                                                                                                   due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
8453195980 XXX       XXX       MI    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: NORTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         missing from the file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8459216609 XXX       XXX       MI    3/XX/2005  2/XX/2005    UTD        UTD UTD                       2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to          Receipt Date Missing: Verified
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8456821992 XXX       XXX       OH    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
8450573435 XXX       XXX       CA    12/XX/2005 11/XX/2005   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450443793 XXX       XXX       HI    12/XX/2005 11/XX/2005   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8454361916 XXX       XXX       MI    11/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          3        C        C        C        C                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than notary/security instrument date.                     Closing / Title - (Doc Error)                                            Tested     TR Tested
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to          HUD Error: Disbursement date is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower.                                                                                                                           earlier than notary/security
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing    instrument date.: .
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.
8455036023 XXX       XXX       MA    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         Right of Rescission
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8454863863 XXX       XXX       CA    1/XX/2006  12/XX/2005   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
8454038106 XXX       XXX       CA    11/XX/2005 10/XX/2005   Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8457219229 XXX       XXX       PA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization  Federal Compliance - Right of                                            Yes        TR
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure           Rescission Timing HELOC -                                                           Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                             Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     RTC disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 06/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8452387001 XXX       XXX       MA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to                                                                                              -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              borrower.
8459592538 XXX       XXX       NV    11/XX/2005 9/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
8456623548 XXX       XXX       FL    1/XX/2006  1/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                        Home Improvement                                                                                                                                                                                                                                                                                                                                                                                                   due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
8459439707 XXX       XXX       FL    11/XX/2005 10/XX/2005   Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower.
8454397588 XXX       XXX       CA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.
8454931583 XXX       XXX       CA    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 12/XX/2004, prior to three (3) business days from transaction date of 12/XX/2004.
8459567560 XXX       XXX       WV    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8458515565 XXX       XXX       WV    9/XX/2007  8/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
8456733177 XXX       XXX       WV    8/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    Missing title                                                                                                                                           2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
8450079608 XXX       XXX       WV    9/XX/2007  6/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
8455597801 XXX       XXX       WV    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
8453893498 XXX       XXX       WV    8/XX/2007  8/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                                   -
8456263462 XXX       XXX       WV    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456522548 XXX       XXX       WV    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459321559 XXX       XXX       WV    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
8458465637 XXX       XXX       WV    4/XX/2008  3/XX/2008    Second     Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                             Home       Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8452256812 XXX       XXX       WV    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
8456527123 XXX                                  10/XX/2007   Primary    Refinance Cash-out -          3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                           Loan File - (Missing Doc)                                                UTD        Indeterminable
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Incomplete loan images/file:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Images provided only contains
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               the security instrument, TiL,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               HUD-1, and title commitment, no
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               other compliance documents were
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.  The Note was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               provided to run compliance test.
8457687247 XXX       XXX       TX    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8450841493 XXX       XXX       TX    11/XX/2007 10/XX/2007   Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
8454921763 XXX       XXX       TX    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
8454912915 XXX       XXX       TX    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
8452117743 XXX       XXX       TX    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  State Compliance - Texas                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Interest Rate <= 10% Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 02/XX/2007.                                                             Percent Testing: $40 or 41.4379%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       late charge exceeds the 5% or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  $7.5 maximum late charge on 2nd
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Texas Interest Rate <= 10% Late Charge Percent Testing: Note late charge exceeds maximum per state.          Liens per state - TX
8458310149 XXX       XXX       TX    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.
8452293112 XXX       XXX       TX    12/XX/2006 12/XX/2006   Primary    Refinance Rate/Term           2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                          2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure                                                                                          -
                                                                                                                                                                                            does not contain the following clauses:: Holder's right to foreclose,                                                                                                                                                                                                                          Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                            Homestead Exemption Waiver                                                                                                                                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8453436412 XXX       XXX       TX    5/XX/2006  4/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
8459986772 XXX       XXX       TX    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term           3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency
8455653427 XXX       XXX       TX    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
8451300304 XXX       XXX       TX    4/XX/2007  4/XX/2007    Investment Refinance Rate/Term           1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8459227906 XXX       XXX       TX    3/XX/2007  2/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
8450818897 XXX       XXX       TX    2/XX/2007  1/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
8455280142 XXX       XXX       TX    12/XX/2006 11/XX/2006   Second     Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                             Home                                                                                                                                                                                                                                                                                                                                                                                                                          [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
8457834725 XXX       XXX       TX    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Texas Interest Rate <= 10% Late Charge Percent Testing: Note late charge exceeds maximum per state.
8450654196 XXX       XXX       TX    7/XX/2007  4/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    Missing evidence of Title.                                                                                                                              2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                            title in file.                                                             The PUD Rider is not found in the file
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003        and property type listed on the appraisal
                                                                                                                                                                                            [3] Closing / Title - Missing Document: Rider - PUD not provided           report is a PUD.
8453276182 XXX       XXX       TX    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term           3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any      Federal Compliance - Final TIL                                           Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           applicable Federal, State or Local compliance testing.                                                                              Finance Charge Under Disclosed:                                                     Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $27,045.52 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $27,220.23 in the amount of $174.71.
8459283309 XXX       XXX       TX    8/XX/2006  7/XX/2006    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8453502605 XXX       XXX       NJ    6/XX/2007  6/XX/2007    Primary    Refinance Rate/Term           1        A        A        A        A                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                1           A           A           A           A                                                                                                                                                                                                                                   -
8459798492 XXX       XXX       VA    7/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8457953583 XXX       XXX       MI    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - High Cost Indicator Test: Loan does not exceed any high cost thresholds, however, documentation indicating loan was originated as a high cost loan found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459513415 XXX       XXX       MA    6/XX/2001  5/XX/2001    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 06/XX/2001 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure Receipt Date Missing: ROR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provided to borrower.                                                                                                           missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2000.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8457425126 XXX       XXX       GA    7/XX/2007  10/XX/2006   Primary    Purchase                      1        A        A        A        A                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                                                                                                                                            title in file.
8458080801 XXX       XXX       MI    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8452579252 XXX       XXX       MI    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8459760722 XXX       XXX       NY    6/XX/2002  5/XX/2002    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Interest Rate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2002.
8450282412 XXX       XXX       SC    5/XX/2007  2/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
8457584562 XXX       XXX       MA    4/XX/2003  1/XX/2003    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" State Compliance - Massachusetts                                                    -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 disclosure not provided to borrower at time of account opening.                                                                     Open End Late Charge Percent and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.   Amount Testing: 3% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       exceeds $10 maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           (MA).
8457945465 XXX       XXX       NY    3/XX/2003  12/XX/2002   Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those                                                                                           -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
8450484126 XXX       XXX       IN    3/XX/2007  2/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
8450294129 XXX       XXX       GA    5/XX/2007  4/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
8459501212 XXX       XXX       NC    1/XX/2003  1/XX/2003    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
8451805082 XXX       XXX       NC    10/XX/2003 9/XX/2003    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2003.
8452088237 XXX       XXX       NY    1/XX/2004  12/XX/2003   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2003.
8456358363 XXX       XXX       NY    11/XX/2003 10/XX/2003   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.
8455950834 XXX       XXX       CA    12/XX/2003 12/XX/2003   Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003.
8452756219 XXX       XXX       NV    12/XX/2003 12/XX/2003   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to                                                                                              -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      borrower.
8451845595 XXX       XXX       NY    4/XX/2004  2/XX/2004    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004.
8458547023 XXX       XXX       NJ    2/XX/2004  1/XX/2004    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451144702 XXX       XXX       CT    5/XX/2004  5/XX/2004    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004.
8451005442 XXX       XXX       NM    3/XX/2004  2/XX/2004    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004.
8459478793 XXX       XXX       NJ    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -          3        C        C        C        C                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late       State Compliance - New Jersey                                                       Late Charge
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              charge of greater than 5.0% or a grace period less than 15 days.                                                                    Home Loan (Late Charge): Grace
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those       period of 10 days is less than
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                         15 day minimum per state (NJ).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.
8450121429 XXX       XXX       NJ    6/XX/2004  5/XX/2004    Primary    Purchase                      3        C        C        C        C                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late                                                                                           Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           charge of greater than 5.0% or a grace period less than 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003.
8455688818 XXX       XXX       NY    5/XX/2004  3/XX/2004    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2004, prior to three (3) business days from transaction date of 05/XX/2004.
8451393962 XXX       XXX       MA    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (HELOC):  Non-refundable fee imposed by lender within three (3) business days of borrower receiving HELOC disclosures and brochure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2004, prior to three (3) business days from transaction date of 05/XX/2004.
8456976748 XXX       XXX       MA    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8451462249 XXX       XXX       NY    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458415429 XXX       XXX       MA    7/XX/2004  6/XX/2004    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8455496421 XXX       XXX       NY    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
8450172824 XXX       XXX       MA    8/XX/2004  8/XX/2004    Primary    Purchase                      1        A        A        A        A                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                                                                                                                                            title in file.                                                             or Final Title.
8459916541 XXX       XXX       NJ    9/XX/2004  8/XX/2004    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
8456781772 XXX       XXX       MA    8/XX/2004  7/XX/2004    Primary    Refinance Cash-out -          1        A        A        A        A                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation                                                                                                  title in file.
8450102151 XXX       XXX       NJ    8/XX/2007  8/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8452700209 XXX       XXX       NY    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to                                                                                              -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
8453955364 XXX       XXX       GA    7/XX/2004  7/XX/2004    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to                                                                                              -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450599072 XXX       XXX       NY    8/XX/2004  7/XX/2004    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
8452349519 XXX       XXX       NY    12/XX/2004 11/XX/2004   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8456654084 XXX       XXX       NJ    11/XX/2004 8/XX/2004    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8457331546 XXX       XXX       NY    4/XX/2009  3/XX/2009    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided                                                                                     -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
8454911723 XXX       XXX       MA    10/XX/2004 9/XX/2004    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004.
8451023141 XXX       XXX       IL    10/XX/2004 9/XX/2004    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8453794245 XXX       XXX       SC    12/XX/2004 11/XX/2004   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  State Compliance - South                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine     Carolina Late Charge Amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 06/XX/2004.                                                             Testing: Late charge of 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not  complies with SC maximum of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of    Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           the loan.                                                                                                                           Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Late Charge Amount Testing: Note late charge exceeds maximum per state.                       Unable to determine reason for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $74,536.60 is  under disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $74,736.49 in the amount of $199.89.                                               TIL itemization
8455843417 XXX       XXX       CT    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8457512026 XXX       XXX       NJ    1/XX/2005  12/XX/2004   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
8452326062 XXX       XXX       NY    2/XX/2005  1/XX/2005    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8455641251 XXX       XXX       NJ    5/XX/2005  3/XX/2005    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Incorrect Right To Cancel Form Used -G-7, G-8 or G-9 used on a Purchase HELOC Transaction: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a purchase transaction.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
8456610510 XXX       XXX       MA    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2004, prior to three (3) business days from transaction date of 09/XX/2004.
8457564878 XXX       XXX       MA    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8457128971 XXX       XXX       NC    10/XX/2004 9/XX/2004    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004.
8458146203 XXX       XXX       NJ    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - HELOC Fees                                                     -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing.                                     Used For Testing: Verified fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to          on HUD for accuracy.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2004, prior to three (3) business days from transaction date of 09/XX/2004.
8453852939 XXX       XXX       MA    10/XX/2004 9/XX/2004    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8457089853 XXX       XXX       MO    10/XX/2004 10/XX/2004   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004.
8454859896 XXX       XXX       MA    11/XX/2004 10/XX/2004   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                        Home Improvement                                                                                                    title in file.                                                             or Final Title.                                                                                                                                                                                                     disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
8455017311 XXX       XXX       IN    3/XX/2005  1/XX/2005    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
8456297278 XXX       XXX       NJ    12/XX/2004 12/XX/2004   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    Evidence of title not provided.  Final                                                                                                                  2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - (Missing                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             Policy and Preliinary Policy missing.                                                                                                                                                                               Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.                                     Data) Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" loan is a same lender refi: File
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.                                                                     is missing the Preliminary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   Title.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 12/XX/2004, prior to three (3) business days from transaction date of 12/XX/2004.
8450200646 XXX       XXX       NV    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
8457414209 XXX       XXX       MA    1/XX/2005  12/XX/2004   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 01/XX/2005.
8456066881 XXX       XXX       MA    7/XX/2005  7/XX/2005    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
8451607600 XXX       XXX       NM    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.
8459032865 XXX       XXX       NY    1/XX/2005  1/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Home Improvement                                                                                                    title in file.                                                             or Final Title.                                                                                                                                                                                                     determined. Unable to determine if correct TILA rescission form was used.
8458590867 XXX       XXX       UT    2/XX/2005  2/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not                                                                                          -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (HELOC):  Non-refundable fee imposed by lender within three (3) business days of borrower receiving HELOC disclosures and brochure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
8453026759 XXX       XXX       NY    3/XX/2005  1/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8453445378 XXX       XXX       NM    2/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8459755389 XXX       XXX       GA    3/XX/2005  3/XX/2005    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           to borrower at application.
8456658955 XXX       XXX       MA    5/XX/2005  2/XX/2005    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
8454815862 XXX       XXX       MA    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8455061851 XXX       XXX       MA    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8457734433 XXX       XXX       NY    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003        Final 1003 is missing.                                                                                                                                  2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8456844147 XXX       XXX       NY    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450954540 XXX       XXX       NJ    5/XX/2005  4/XX/2005    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
8458782353 XXX       XXX       NJ    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              disclosure not provided to borrower at time of account opening.                                                                     Rescission Timing HELOC -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those       Receipt Date Missing: RTC not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                         found in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8451767057 XXX       XXX       CA    6/XX/2005  6/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
8459676765 XXX       XXX       NY    9/XX/2005  6/XX/2005    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
8452049537 XXX       XXX       NY    2/XX/2005  2/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8454499319 XXX       XXX       CA    3/XX/2005  2/XX/2005    Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 12.49469% is in excess of the allowable maximum of  8.00000% of the Original Line Limit. FNMA Finance Charge total $XXX on a Original Line Limit of $XXX vs. an allowable total of $XXX (an overage of $XXX or XXX).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
8450783124 XXX       XXX       GA    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Home Improvement                                                                                                    title in file.                                                             or Final Title                                                                                                                                                                                                      [2] Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (HELOC):  Non-refundable fee imposed by lender within three (3) business days of borrower receiving HELOC disclosures and brochure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005.
8458531911 XXX       XXX       UT    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -          1        A        A        A        A                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other                                                                                                               title in file.                                                             or Final Title
8456179139 XXX       XXX       MA    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
8458831096 XXX       XXX       MA    4/XX/2005  2/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
8459086854 XXX       XXX       CT    4/XX/2005  2/XX/2005    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Terms" disclosure not provided to borrower at application.
8456460178 XXX       XXX       MA    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home                                                                                     -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final title                                                                                                                                                                                                      Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
8450417642 XXX       XXX       NJ    1/XX/2005  12/XX/2004   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Estimated HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Incorrect Right To Cancel Form Used - G-6 or G-9 used on a Refinance HELOC Transaction: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Act: Notice of Right to Cancel was executed on the G-6 or G-9 form.  Elevate to Compliance for review.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 01/XX/2005.
8453791533 XXX       XXX       MA    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
8452009481 XXX       XXX       CA    4/XX/2005  3/XX/2005    Investment Refinance Cash-out -          1        A        A        A        A                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other                                                                                                               title in file.
8458915088 XXX       XXX       NY    5/XX/2005  3/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to                                                                                              -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005.
8455962196 XXX       XXX       MA    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005.
8458720722 XXX       XXX       MA    5/XX/2005  4/XX/2005    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8451426438 XXX       XXX       NJ    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8453197410 XXX       XXX       MD    4/XX/2005  4/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not                                                                                          -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
8455038517 XXX       XXX       NJ    4/XX/2005  3/XX/2005    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.
8458879386 XXX       XXX       NY    7/XX/2005  5/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005.
8458584910 XXX       XXX       NJ    6/XX/2005  4/XX/2005    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Interest Rate.
8458335890 XXX       XXX       GA    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8451748968 XXX       XXX       NY    5/XX/2005  4/XX/2005    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.
8453514832 XXX       XXX       GA    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (HELOC): Credit Agreement not signed by                                                                                         -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     borrower(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005.
8450464769 XXX       XXX       NJ    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              disclosure not provided to borrower at time of account opening.
8450710135 XXX       XXX       MA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.
8454002228 XXX       XXX       NY    6/XX/2005  4/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not                                                                                          -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459337464 XXX       XXX       NY    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8454833519 XXX       XXX       NY    8/XX/2005  7/XX/2005    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Incorrect Right To Cancel Form Used -G-7, G-8 or G-9 used on a Purchase HELOC Transaction: Truth in                                                                                            -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a purchase transaction.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454492203 XXX       XXX       NY    7/XX/2005  5/XX/2005    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
8450312692 XXX       XXX       NY    7/XX/2005  5/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005.
8452472634 XXX       XXX       MA    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    Title is missing last transaction date                                                                                                                  2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             obtained from Senior Note                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
8459995765 XXX       XXX       CT    6/XX/2005  4/XX/2005    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                              -
8456865969 XXX       XXX       NJ    7/XX/2005  6/XX/2005    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8456745377 XXX       XXX       PA    8/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.
8452215573 XXX       XXX       GA    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8458894165 XXX       XXX       CA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.
8455724593 XXX       XXX       MA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
8459763919 XXX       XXX       IN    9/XX/2005  9/XX/2005    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $44,405.91 is  Federal Compliance - Final TIL                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $44,520.88 in the amount of $114.97.                                               Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               itemization of amount financed.
8450229742 XXX       XXX       NJ    12/XX/2005 10/XX/2005   Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8453146253 XXX       XXX       NJ    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.
8459439579 XXX       XXX       GA    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458619187 XXX       XXX       NJ    6/XX/2005  5/XX/2005    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8453036098 XXX       XXX       KY    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005.
8457270867 XXX       XXX       CT    7/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Home Improvement                                                                                                                                                                                                                                                                                                                                                                                                   Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Terms" disclosure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005.
8455456997 XXX       XXX       CT    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8456554739 XXX       XXX       MA    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
8452858185 XXX       XXX       NJ    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8457642709 XXX       XXX       TX    6/XX/2005  6/XX/2005    Primary    Purchase                      2        B        B        B        B                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                            contain the standard Due on Sale clause.
8450378157 XXX       XXX       NY    8/XX/2005  7/XX/2005    Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
8450301192 XXX       XXX       GA    6/XX/2005  6/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Terms" disclosure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450884504 XXX       XXX       GA    7/XX/2005  6/XX/2005    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458436348 XXX       XXX       CA    8/XX/2005  6/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act:                                                                                          -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.
8455517523 XXX       XXX       NY    7/XX/2005  6/XX/2005    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456346544 XXX       XXX       OH    7/XX/2005  6/XX/2005    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456228720 XXX       XXX       OH    9/XX/2005  9/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005.
8456065529 XXX       XXX       CA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459649895 XXX       XXX       CT    8/XX/2005  7/XX/2005    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459637786 XXX       XXX       NY    7/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Terms" disclosure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8455919428 XXX       XXX       NY    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure                                                                                          -
                                                                        Home Improvement                                                                                                                                                                                                                                                                                                                                                                                                   Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8457159115 XXX       XXX       NY    8/XX/2005  7/XX/2005    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
8459967772 XXX       XXX       IL    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005.
8456980741 XXX       XXX       NC    7/XX/2005  7/XX/2005    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8453158959 XXX       XXX       NY    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.
8457406864 XXX       XXX       MD    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8456770127 XXX       XXX       MD    10/XX/2007 9/XX/2007    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
8451887129 XXX       XXX       VA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8454204705 XXX       XXX       VA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
8457274300 XXX       XXX       VA    8/XX/2006  7/XX/2006    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
8459519564 XXX       XXX       CT    5/XX/2007  4/XX/2007    UTD        Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 due to missing Initial Loan Application Date.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8451832841 XXX       XXX       CT    2/XX/2007  1/XX/2007    UTD        UTD UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8451911040 XXX       XXX       CT    11/XX/2006 10/XX/2006   Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    Missing both Preliminary and Final Title.                                                                                                               2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8459856680 XXX       XXX       CT    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Incorrect Right To Cancel Form Used - G-7 Used on Non Same Lender Refinance: Truth in Lending Act: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           to determine if Notice of Right to Cancel was not executed on the proper Model Form for a refinance transaction by a creditor that is not considered the original creditor.  The G-7 or H-9 form was used instead of the G-5 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
8450213244 XXX       XXX       CT    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8456865672 XXX       XXX       CT    3/XX/2004  2/XX/2004    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004.
8450177376 XXX       XXX       PA    10/XX/2008 9/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 10/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 10/XX/2008, prior to three (3) business days from transaction date of 10/XX/2008.
8454937724 XXX       XXX       MD    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
8457511974 XXX       XXX       MD    11/XX/2007 10/XX/2007   Primary    UTD UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8451922518 XXX       XXX       CA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
8455306899 XXX       XXX       CA    6/XX/2007  5/XX/2007    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
8459220238 XXX       XXX       CA    4/XX/2007  3/XX/2007    Investment Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
8458900641 XXX       XXX       CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8454598626 XXX       XXX       CA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: None of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         the RTCs are signed or dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8452026682 XXX       XXX       CA    12/XX/2006 11/XX/2006   UTD        UTD UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8456508891 XXX       XXX       CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
8459851359 XXX       XXX       CA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     General Appraisal Requirements -                                                    -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                     Due to lack of appraised value,
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         LTV were run off an assumed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   value of a contract sales price
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                       or original loan amount,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing    whichever applies.: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           requirements due to missing Initial Loan Application Date.                                                                          value
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
8459289423 XXX       XXX       CA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Home Improvement                                                                                                    title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8451836466 XXX       XXX       CA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8454439033 XXX       XXX       CA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8457790763 XXX       XXX       CA    8/XX/2004  7/XX/2004    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8450999115 XXX       XXX       CA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8454555455 XXX       XXX       CA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8451238832 XXX       XXX       CA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    Title missing.                                                                                                                                          2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8456764947 XXX       XXX       CA    6/XX/2006  5/XX/2006    UTD        UTD UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8458598398 XXX       XXX       CA    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8457116343 XXX       XXX       CA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8457505495 XXX       XXX       CA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8456397821 XXX       XXX       CA    10/XX/2005 9/XX/2005    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8456182130 XXX       XXX       CA    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8459575587 XXX       XXX       CA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8459670499 XXX       XXX       CA    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8451301635 XXX       XXX       CA    5/XX/2005  4/XX/2005    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005.
8450123451 XXX       XXX       CA    11/XX/2004 10/XX/2004   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8457095616 XXX       XXX       CA    11/XX/2004 10/XX/2004   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    Missing both Preliminary and Final Title.                                                                                                               2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 11/XX/2004, prior to three (3) business days from transaction date of 11/XX/2004.
8459758649 XXX       XXX       CA    10/XX/2004 10/XX/2004   Primary    UTD UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8451955048 XXX       XXX       CA    7/XX/2004  6/XX/2004    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8459417851 XXX       XXX       CA    6/XX/2004  5/XX/2004    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8451992749 XXX       XXX       CA    6/XX/2004  5/XX/2004    Primary    UTD UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8452318545 XXX       XXX       CA    5/XX/2004  4/XX/2004    UTD        UTD UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8451513475 XXX       XXX       CA    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8456552023 XXX       XXX       CA    11/XX/2002 10/XX/2002   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 11/XX/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8451018134 XXX       XXX       FL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
8454947845 XXX       XXX       FL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.                                                         Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Receipt Date Missing: RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           disclosures in the file are not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   signed or dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8454756165 XXX       XXX       FL    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: RTC is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         provided but not signed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8453872765 XXX       XXX       FL    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8458258370 XXX       XXX       FL    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8452135396 XXX       XXX       FL    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8455440865 XXX       XXX       FL    7/XX/2005  6/XX/2005    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8456633640 XXX       XXX       FL    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8450320815 XXX       XXX       FL    4/XX/2004  3/XX/2004    UTD        UTD UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8456684038 XXX       XXX       FL    1/XX/2004  12/XX/2003   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 01/XX/2004, prior to three (3) business days from transaction date of 01/XX/2004.
8450404968 XXX       XXX       WA    8/XX/2007  7/XX/2007    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
8451327553 XXX       XXX       WA    2/XX/2007  1/XX/2007    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
8454946509 XXX       XXX       WA    9/XX/2006  8/XX/2006    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8455988603 XXX       XXX       WA    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -          3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           C           C           C           C           [3] Closing / Title - Security Instrument Error: Security Instrument Date was not provided                                                                                                                              -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004.
8459063114 XXX       XXX       AZ    6/XX/2006  5/XX/2006    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     General Appraisal Requirements -                                                    -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                     Due to lack of appraised value,
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         LTV were run off an assumed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   value of a contract sales price
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                       or original loan amount,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing    whichever applies.: no appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           requirements due to missing Initial Loan Application Date.                                                                          provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8450161152 XXX       XXX       OR    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - Oregon Late                                                      -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.                                     Charge Grace Period Testing: 10
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      day grace period is less than 15
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         day minimum per State (OR).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8454776984 XXX       XXX       PA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     General - Incomplete Document:                                                      -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                     Right to Cancel (RTC) is
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      incomplete: borrowers did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         sign the RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   General - Incomplete Document:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           TIL Final is incomplete: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General - Incomplete Document: Right to Cancel (RTC) is incomplete                                                              appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General - Incomplete Document: TIL Final is incomplete                                                                          signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 01/XX/2007.                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.             funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                       but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower received.
8456321314 XXX       XXX       CA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 03/XX/2006.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8455522687 XXX       XXX       NC    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
8453398719 XXX       XXX       FL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
8456070194 XXX       XXX       NC    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company                                                                          Yes        TR
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Closing Statement used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
8451978462 XXX       XXX       FL    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
8454967319 XXX       XXX       NJ    7/XX/2003  6/XX/2003    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $181,457.60 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $181,551.86 in the amount of $94.26.
8454679079 XXX       XXX       MD    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 State Compliance - Note Error:                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                            Note late charge percentage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.       exceeds maximum per state: The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                               State MD has a maximum of 5% on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               secondary mortgages.
8459172308 XXX       XXX       CA    2/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for State Compliance - California                                            Yes        TR
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              any applicable Federal, State or Local compliance testing.                                                                          Primary Residence Late Charge                                                       Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state.        Percent Testing: Loan was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  originated by a Broker.  Per the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     late charges by states document,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 02/XX/2007.                                                             CA allows up to 10% for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - State Late Charge Percentage                                                                                 DRE-licensed mortgage brokers.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               However, it also states it as a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               late charge equal to the greater
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               of 10% or $5.  Our loan states
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               that the late charge will be the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               greater of 10% of the unpaid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               monthly payment or $40.  I
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               believe this is where the state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               maximum is exceed, if this is a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               DRE-licensed mortgage broker.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               State Compliance - State Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Percentage: Loan was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               originated by a Broker.  Per the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               late charges by states document,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               CA allows up to 10% for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               DRE-licensed mortgage brokers.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               However, it also states it as a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               late charge equal to the greater
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               of 10% or $5.  Our loan states
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               that the late charge will be the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               greater of 10% of the unpaid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               monthly payment or $40.  I
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               believe this is where the state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               maximum is exceed, if this is a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               DRE-licensed mortgage broker.
8453431735 XXX       XXX       CT    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8452168052 XXX       XXX       CA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Closing / Title - (Doc Error)                                            Yes        TR
                                                                        Other                                                                                                               title in file.                                                             or final title.                                                                                                                                                                                                     provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 TIL Error: Final TIL not signed                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.                                     appears to be final but is not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              borrowers.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8459900517 XXX       XXX       MD    4/XX/2008  4/XX/2008    Primary    Refinance Rate/Term           3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Closing / Title - (Doc Error)                                            Yes        TR
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 TIL Error: Final TIL not signed                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.                                     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8451191961 XXX       XXX       CA    7/XX/2008  6/XX/2008    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Closing / Title - (Doc Error)                                            Yes        TR
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 TIL Error: Final TIL not signed                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 07/XX/2008 used as disbursement date for compliance testing.                                     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8453506911 XXX       XXX       CA    4/XX/2008  3/XX/2008    Primary    Purchase                      3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
8451715126 XXX       XXX       CA    7/XX/2008  7/XX/2008    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      by all required parties: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              file indicated to be final is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               received.
8457650486 XXX       XXX       CA    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8459999815 XXX       XXX       WA    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          1        A        A        A        A                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other                                                                                                               title in file.
8452070953 XXX       XXX       VA    11/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8454154059 XXX       XXX       NV    11/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
8459253080 XXX       XXX       CA    11/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8457827587 XXX       XXX       CA    11/XX/2007 10/XX/2007   Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8455322296 XXX       XXX       CA    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.
8454873065 XXX       XXX       CT    9/XX/2007  9/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 09/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8450314799 XXX       XXX       CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state.        State Compliance - State Late                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Charge Percentage: 10% late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     charge does not comply with 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 01/XX/2007.                                                             max for state of CA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - State Late Charge Percentage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
8456461218 XXX       XXX       MD    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8455614013 XXX       XXX       CA    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
8457887450 XXX       XXX       CA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
8455081954 XXX       XXX       FL    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456025564 XXX       XXX       CA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              determined. Unable to determine if correct TILA rescission form was used.
8459740248 XXX       XXX       CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.
8453397079 XXX       XXX       IL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8452880434 XXX       XXX       DE    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8455816221 XXX       XXX       MD    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                            State Compliance - Note Error:                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Note late charge percentage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               exceeds maximum per state: Under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               the Secondary Mortgage Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Law,1[29] a lender may collect
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               from the borrower a delinquent
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               or late charge of the greater of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               $2 or 5% of the amount of any
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               delinquent or late periodic
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               installment, if: (i) the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               delinquency has continued for at
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               least 10 days; and (ii) a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               delinquent or late charge has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               not already been charged for the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               same delinquency.  Note provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               a late charge will be the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               greater of 10% of the unpaid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               monthly payment if all or any
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               portion of any monthly payments
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               is not received within 15 days.
8453878932 XXX       XXX       CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8455760221 XXX       XXX       PA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456685726 XXX       XXX       CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8457731304 XXX       XXX       WA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8457959885 XXX       XXX       CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not    State Compliance - California                                            Yes        TR HUD
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                               Primary Residence Late Charge                                                       Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state.        Percent Testing: Late charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     allowed per state (CA) - max
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                     late charge for CA is 6% - note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   states 10%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  State Compliance - State Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Charge Percentage: Late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 10/XX/2006.                                                             not allowed per state (CA) - max
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - State Late Charge Percentage                                                                                 late charge for CA is 6% - note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: states 10%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
8452318938 XXX       XXX       CT    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455386971 XXX       XXX       PA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
8456741258 XXX       XXX       CA    5/XX/2007  4/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8453740582 XXX       XXX       ID    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency
8450424857 XXX       XXX       AZ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
8453441927 XXX       XXX       CA    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
8450237617 XXX       XXX       CA    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
8450371532 XXX       XXX       CA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
8453225185 XXX       XXX       CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8453373040 XXX       XXX       CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
8451982543 XXX       XXX       CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8453811038 XXX       XXX       CA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                            [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                            contain the standard Due on Sale clause.                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
8456642586 XXX       XXX       CA    4/XX/2007  3/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8452339812 XXX       XXX       CT    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450863521 XXX       XXX       FL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
8458296704 XXX       XXX       CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455660314 XXX       XXX       CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Home Improvement                                                                                                                                                                                                                                                                                                                                                                                                   Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
8457351364 XXX       XXX       CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File is missing both Preliminary and                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                               title in file.                                                             Final Title.                                                                                                                                                                                                        determined. Unable to determine if correct TILA rescission form was used.
8450826037 XXX       XXX       MD    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8450199346 XXX       XXX       CA    12/XX/2006 12/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8454118128 XXX       XXX       IL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
8450127429 XXX       XXX       VA    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8457854515 XXX       XXX       CA    9/XX/2006  8/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
8451953621 XXX       XXX       CT    9/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455403012 XXX       XXX       CA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
8456585544 XXX       XXX       CA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8455626688 XXX       XXX       NC    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8458261517 XXX       XXX       CA    5/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455662287 XXX       XXX       CA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                           Loan File - (Missing Doc)                                                UTD        Indeterminable
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Incomplete loan images/file:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Images provided only contain the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               final application and security
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               instrument, no other origination
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               documents provided.  Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               complete compliance review.
8454332918 XXX       XXX       CA    4/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Home Improvement
8456906660 XXX       XXX       CA    5/XX/2006  5/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
8451326142 XXX       XXX       DC    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
8455191275 XXX       XXX       WI    3/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Terms" disclosure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
8451396019 XXX       XXX       CA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8457738881 XXX       XXX       CA    5/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
8454528490 XXX       XXX       CA    5/XX/2005  5/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not                                                                                          -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005.
8458888326 XXX       XXX       CA    7/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005.
8457028509 XXX       XXX       CA    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 disclosure not provided to borrower at time of account opening.
8454219956 XXX       XXX       CA    6/XX/2005  6/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005.
8451665660 XXX       XXX       CA    7/XX/2004  6/XX/2004    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not                                                                                          -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2007.
8454335426 XXX       XXX       OR    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2004, prior to three (3) business days from transaction date of 09/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.
8456230449 XXX       XXX       MO    2/XX/2004  1/XX/2004    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003.
8457268117 XXX       XXX       IL    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8459401438 XXX       XXX       CA    11/XX/2004 11/XX/2004   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"                                                                                               -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 11/XX/2004, prior to three (3) business days from transaction date of 11/XX/2004.
8453181255 XXX       XXX       CA    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8454686736 XXX       XXX       CA    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005.
8456975879 XXX       XXX       DC    12/XX/2005 10/XX/2005   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
8459181303 XXX       XXX       FL    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459340441 XXX       XXX       CA    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8454393678 XXX       XXX       IL    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - (Missing                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.                                     Data) Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 loan is a same lender refi: UTD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  due to missing Preliminary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     Title.  The 1st lien Note is in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 08/XX/2005.                                                             file but the loan being paid off
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       is not in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.
8452302689 XXX       XXX       MD    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8451885001 XXX       XXX       CA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454839307 XXX       XXX       CA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8453839375 XXX       XXX       CT    9/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure                                                                                          -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
8453086527 XXX       XXX       VA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8454105567 XXX       XXX       PA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation
8453822632 XXX       XXX       IL    2/XX/2007  1/XX/2007    Second     Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to                                                                                              -
                                                             Home       Other                                                                                                                                                                                                                                                                                                                                                                                                              borrower.
8455567055 XXX       XXX       IL    5/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8453842446 XXX       XXX       CA    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for                                                                          Yes        TR
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 any applicable Federal, State or Local compliance testing.                                                                                                                                                              Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8450072699 XXX       XXX       MD    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
8457344588 XXX       XXX       OK    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8456352048 XXX       XXX       FL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for                                                                          Yes        TR
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 any applicable Federal, State or Local compliance testing.                                                                                                                                                              Indeterminable
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8458212758 XXX       XXX       MD    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
8458771244 XXX       XXX       MI    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8456528794 XXX       XXX       NV    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451831160 XXX       XXX       CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8454092639 XXX       XXX       CA    5/XX/2007  3/XX/2007    Primary    Refinance Rate/Term           1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8457143663 XXX       XXX       VA    2/XX/2007  1/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                            State Compliance - Note Error:                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Note late charge percentage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three   exceeds maximum per state: 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.                                                                                                   late charge exceeds 5% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state.                            per state (VA).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               State Compliance - Virginia Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Percent Testing: 6% late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               charge exceeds 5% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               state (VA).
8457127260 XXX       XXX       CA    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8451402350 XXX       XXX       CA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8457580910 XXX       XXX       AZ    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8456877387 XXX       XXX       CA    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451947505 XXX       XXX       CA    5/XX/2007  5/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454537502 XXX       XXX       CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
8452350527 XXX       XXX       CT    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451279117 XXX       XXX       VA    4/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8454064880 XXX       XXX       WA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8456652546 XXX       XXX       NC    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450231136 XXX       XXX       HI    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8455586185 XXX       XXX       IL    5/XX/2007  3/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   State Compliance - Illinois Late                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.                            Charge Percent Testing: 10% late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       charge exceeds 5% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three   state (IL).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458197919 XXX       XXX       MD    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450996814 XXX       XXX       CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did                                                                                     -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to borrower.
8453020754 XXX       XXX       CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank
8450790547 XXX       XXX       CT    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8454015270 XXX       XXX       CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              determined. Unable to determine if correct TILA rescission form was used.
8455962913 XXX       XXX       CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8453832156 XXX       XXX       MD    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456511464 XXX       XXX       PA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458307073 XXX       XXX       HI    9/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
8458649604 XXX       XXX       AZ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements                                                                                                          -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
8457452963 XXX       XXX       CA    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
8454463841 XXX       XXX       AZ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8453385560 XXX       XXX       AZ    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
8457500951 XXX       XXX       CT    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure                                                                                          -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
8454998717 XXX       XXX       PA    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver
8453201640 XXX       XXX       MD    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8453559107 XXX       XXX       VA    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458907442 XXX       XXX       CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8452367519 XXX       XXX       CA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8457685213 XXX       XXX       WA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450109866 XXX       XXX       PA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8458839253 XXX       XXX       IL    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454665744 XXX       XXX       MD    11/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8457552481 XXX       XXX       FL    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
8453524201 XXX       XXX       WA    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
8458505592 XXX       XXX       IL    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided                                                                                     -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8452818519 XXX       XXX       CA    5/XX/2008  5/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008.
8459254703 XXX       XXX       CA    6/XX/2008  4/XX/2008    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Closing / Title - (Doc Error)                                            Yes        TR
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 TIL Error: Final TIL not signed                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance testing.                                     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8452699420 XXX       XXX       CA    2/XX/2008  1/XX/2008    Primary    Purchase                      3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Closing / Title - (Doc Error)                                            Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 TIL Error: Final TIL not signed                                                     Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8454028251 XXX       XXX       CA    10/XX/2007 9/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 04/XX/2007.                                                             appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               confirm that borrower received.
8459221114 XXX       XXX       CA    2/XX/2008  1/XX/2008    Primary    Refinance UTD                 3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
8458713079 XXX       XXX       IL    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Closing / Title - (Doc Error)                                            Yes        TR
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 TIL Error: Final TIL not signed                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.                                     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8459038594 XXX       XXX       CT    1/XX/2008  12/XX/2007   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8452262579 XXX       XXX       NV    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Federal Compliance - Final TIL                                           Yes        TR
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 Not Provided to Borrower At or                                                      Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.                                     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8452618056 XXX       XXX       GA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 04/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8457274726 XXX       XXX       CA    12/XX/2007 11/XX/2007   Primary    Refinance UTD                 3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 06/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8452237206 XXX       XXX       MD    1/XX/2009  12/XX/2008   Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any                                                                               Yes        TR
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.                                                                                                                                                                  Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed
                                                                                                                                                                                            [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            not provided                                                                                                                                                                                                                                                                                   [2] State Compliance - Maryland Mortgage Lending Regulations (Balloon Notice Not Provided): Maryland Mortgage Lending Regulations:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Balloon Notice not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8459614264 XXX                 OR               10/XX/2006   Primary    Refinance Cash-out -          3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                           Loan File - (Missing Doc)                                                UTD        Indeterminable
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Incomplete loan images/file:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Incomplete Loan File. Security,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               HUD and 1003's in the file,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               unable to run compliance.
8454935484 XXX       XXX       CA    11/XX/2006 10/XX/2006   Primary    Refinance Rate/Term           3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                           Loan File - (Missing Doc)                                                UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Incomplete loan images/file:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Images provided only contain the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               final application and security
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               instrument, no other origination
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               documents provided.  Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               complete compliance review.
8454516605 XXX       XXX       CA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state.        State Compliance - California                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Primary Residence Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 Percent Testing: 10% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  exceeds maximum of 6% allowed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     per state (CA)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 08/XX/2006.                                                             State Compliance - State Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - State Late Charge Percentage                                                                                 Charge Percentage: 10% late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.       charge exceeds maximum of 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                               allowed per state (CA)
8455096578 XXX       XXX       CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
8456462430 XXX       XXX       CT    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8453542750 XXX       XXX       PA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 03/XX/2006.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine the # of units, compliance results were generated using a defaulted value.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Valuation Type: Stated / Valuation Report Date: 09/XX/2006
8458908447 XXX       XXX       IL    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 04/XX/2006.                                                             Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8450477439 XXX       XXX       FL    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Note Date of 11/XX/2006 used as disbursement date for compliance testing.                                                           Security Instrument Error:
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Notary Date was not provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         Notary date not present,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   estimated consummation date used
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  for testing purposes.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 05/XX/2006.                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) Security Instrument Error: Notary Date was not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8456267715 XXX       XXX       FL    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            this application date.  The final date used for testing was 10/XX/2007.                                                             by all required parties: TIL
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       appears to be final but not
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            determined. Unable to determine if correct TILA rescission form was used.                                                           signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Federal Compliance - Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of  Right To Cancel Not Provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements         All Required Parties: Under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      disclosure is payment stream
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           related. The P&I on the Note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           does not match the loan terms.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $470,170.00 is Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $471,323.26 in the amount of $1,153.26.                                            Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               confirm that borrower received.
8454690923           XXX       PA    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine     Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 09/XX/2007.                                                             indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8451016318 XXX       XXX       MD    8/XX/2008  7/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.                                                           TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay not verified with       by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           reliable documentation.                                                                                                             appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 02/XX/2008.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Under disclosure is payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      stream related due to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              payment on the Note not matching
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       the loan terms.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $183,281.00 is funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $183,574.45 in the amount of $293.45.                                              disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8452713485 XXX       XXX       NC    8/XX/2007  7/XX/2007    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
8457325799 XXX       XXX       NV    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
8453467804 XXX       XXX       WA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                             or final title.                                                                                                                                                                                                     Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8457420926 XXX       XXX       FL    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                     -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8458032618 XXX       XXX       FL    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8451565675 XXX       XXX       FL    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8457365473 XXX       XXX       FL    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8459208536 XXX       XXX       FL    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8453118131 XXX       XXX       FL    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8451738134 XXX       XXX       FL    2/XX/2007  1/XX/2007    UTD        Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not                                                                                     -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8454898351 XXX       XXX       FL    5/XX/2006  4/XX/2006    UTD        Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8452022520 XXX       XXX       FL    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8458381541 XXX       XXX       FL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
8458140130 XXX       XXX       FL    3/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
8454852995 XXX       XXX       CA    5/XX/2003  4/XX/2003    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2003, prior to three (3) business days from transaction date of 05/XX/2003.
8459466228 XXX       XXX       CA    3/XX/2004  2/XX/2004    UTD        Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8451085186 XXX       XXX       CA    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8454833693 XXX       XXX       CA    6/XX/2004  5/XX/2004    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8459418302 XXX       XXX       CA    8/XX/2004  8/XX/2004    UTD        UTD UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8457212934 XXX       XXX       CA    4/XX/2005  4/XX/2005    UTD        UTD UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8456050794 XXX       XXX       CA    5/XX/2005  5/XX/2005    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8456881245 XXX       XXX       CA    5/XX/2005  5/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8452407562 XXX       XXX       CA    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8451704995 XXX       XXX       CA    3/XX/2004  2/XX/2004    UTD        UTD UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8451276028 XXX       XXX       CA    10/XX/2004 9/XX/2004    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004.
8455812102 XXX       XXX       CA    12/XX/2004 11/XX/2004   Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 12/XX/2004, prior to three (3) business days from transaction date of 12/XX/2004.
8455480500 XXX       XXX       CA    4/XX/2005  3/XX/2005    UTD        Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8455571456 XXX       XXX       CA    2/XX/2006  1/XX/2006    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8456536421 XXX       XXX       CA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8458114956 XXX       XXX       CA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8453284677 XXX       XXX       CA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8450111668 XXX       XXX       CA    9/XX/2006  8/XX/2006    UTD        Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8456062135 XXX       XXX       CA    10/XX/2006 9/XX/2006    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: The RTCs
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         were not signed or dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Incorrect Right To Cancel Form Used - G-6 or G-9 used on a Refinance HELOC Transaction: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Act: Notice of Right to Cancel was executed on the G-6 or G-9 form.  Elevate to Compliance for review.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8457669836 XXX       XXX       CA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8458348504 XXX       XXX       CA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: All Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         To Cancel document did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   exhibit any signatures/s.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8452495442 XXX       XXX       CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.
8459274064 XXX       XXX       CA    8/XX/2007  7/XX/2007    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8459456395 XXX       XXX       CA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8456955761 XXX       XXX       CA    8/XX/2008  7/XX/2008    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 08/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2008, prior to three (3) business days from transaction date of 08/XX/2008.
8456467984 XXX       XXX       GA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.
8450356184 XXX       XXX       GA    12/XX/2006 11/XX/2006   Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8450219136 XXX       XXX       DC    2/XX/2005  4/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8457819349 XXX       XXX       MD    2/XX/2005  1/XX/2005    UTD        Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: RTC is not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (HELOC): Credit Agreement not signed by borrower(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Incorrect Right To Cancel Form Used - G-7 Used on Non Same Lender Refinance: Truth in Lending Act: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           to determine if Notice of Right to Cancel was not executed on the proper Model Form for a refinance transaction by a creditor that is not considered the original creditor.  The G-7 or H-9 form was used instead of the G-5 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 02/XX/2005, prior to three (3) business days from transaction date of 02/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8452606217 XXX       XXX       MD    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              value of a contract sales price or original loan amount, whichever applies.                                                         Rescission Timing HELOC -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Receipt Date Missing: RTC in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           file is not signed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8456246495 XXX       XXX       NJ    6/XX/2003  5/XX/2003    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 06/XX/2003, prior to three (3) business days from transaction date of 06/XX/2003.
8459208615 XXX       XXX       IL    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not State Compliance - Note Error:                                                      -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.     Note late charge percentage
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     exceeds maximum per state: 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.                                     late charge exceeds 5% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   per state (IL).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005.
8453187039 XXX       XXX       IL    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
8455582380 XXX       XXX       VA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
8451950369 XXX       XXX       VA    3/XX/2008  2/XX/2008    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
8455327861 XXX       XXX       NY    8/XX/2005  7/XX/2005    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
8451422778 XXX       XXX       MA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.
8450451796 XXX       XXX       MA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.
8452809985 XXX       XXX       NJ    8/XX/2005  7/XX/2005    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Terms" disclosure not provided to borrower at application.
8454401631 XXX       XXX       MO    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (HELOC):  Non-refundable fee imposed by lender within three (3) business days of borrower receiving HELOC disclosures and brochure.
8458754630 XXX       XXX       NJ    8/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided                                                                                     -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8457624426 XXX       XXX       NY    9/XX/2005  7/XX/2005    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    Missing final Title Policy.                                                                                                                             2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451378930 XXX       XXX       MA    8/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
8456755286 XXX       XXX       MA    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided                                                                                     -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455753739 XXX       XXX       CA    10/XX/2007 7/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8452686881 XXX       XXX       CA    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005.
8452023185 XXX       XXX       CA    8/XX/2007  8/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8455718075 XXX       XXX       CA    8/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.
8457246627 XXX       XXX       NJ    9/XX/2005  8/XX/2005    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458872734 XXX       XXX       NC    8/XX/2005  8/XX/2005    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456711093 XXX       XXX       KY    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450542889 XXX       XXX       NJ    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Terms" disclosure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.
8454575916 XXX       XXX       MA    9/XX/2005  9/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
8452003303 XXX       XXX       NJ    9/XX/2005  9/XX/2005    Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
8456144780 XXX       XXX       NJ    9/XX/2005  9/XX/2005    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8452554492 XXX       XXX       NJ    9/XX/2005  9/XX/2005    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those       Federal Compliance - HELOC Fees                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                         Used For Testing: HUD is a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               combined HUD including fees for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               the 1st & 2nd. Fees disclosed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               the HUD for the 2nd match thee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               HELOC Agreement.
8451152958 XXX       XXX       WA    9/XX/2005  9/XX/2005    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8453212534 XXX       XXX       NJ    9/XX/2005  9/XX/2005    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450024189 XXX       XXX       NJ    9/XX/2005  9/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
8458970187 XXX       XXX       NJ    9/XX/2005  9/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005.
8453557732 XXX       XXX       MA    11/XX/2005 9/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home                                                                                     -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
8450051987 XXX       XXX       NY    11/XX/2005 9/XX/2005    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to                                                                                              -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450889160 XXX       XXX       NY    11/XX/2005 9/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451065886 XXX       XXX       NJ    8/XX/2005  7/XX/2005    Primary    Purchase                      1        A        A        A        A                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                1           A           A           A           A                                                                                                                                                                                                                                   -
8450732724 XXX       XXX       CA    12/XX/2005 6/XX/2005    Primary    Purchase                      3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company                                                                          Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Closing Statement used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Indeterminable
8453379627 XXX       XXX       MN    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine     Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 11/XX/2005.                                                             The itemization of amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       financed did not include the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  recording service fee of $25 and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $57,059.63 is  flood certificate fee of $20 as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $57,108.65 in the amount of $49.02.                                                prepaid finance charges.
8459376582 XXX       XXX       CA    8/XX/2005  8/XX/2005    Primary    Purchase                      3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                3           D           D           D           D           [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                     Yes        TR Note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
8459119231 XXX       XXX       MN    12/XX/2005 12/XX/2005   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
8450408753 XXX       XXX       TX    12/XX/2005 11/XX/2005   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8457814533 XXX       XXX       NY    3/XX/2006  12/XX/2005   Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8454293420 XXX       XXX       WA    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006.
8459379229 XXX       XXX       NY    11/XX/2005 10/XX/2005   Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8454533780 XXX       XXX       OH    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.10753% is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or XXX%).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
8455365018 XXX       XXX       NJ    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not                                                                                     -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
8457347294 XXX       XXX       NJ    4/XX/2006  3/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower.
8456743365 XXX       XXX       TX    3/XX/2006  2/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
8450985745 XXX       XXX       OH    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 7.32853% is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or XXX).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - High Cost Indicator Test: Loan does not exceed any high cost thresholds, however, documentation indicating loan was originated as a high cost loan found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8452340587 XXX       XXX       NY    3/XX/2006  11/XX/2005   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459066337 XXX       XXX       NJ    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
8459326980 XXX       XXX       NY    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -          1        A        A        A        A                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation                                                                                                  title in file.
8457431393 XXX       XXX       NJ    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Terms" disclosure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
8450757175 XXX       XXX       IL    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
8455375297 XXX       XXX       MA    12/XX/2005 12/XX/2005   Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
8455536651 XXX       XXX       NY    6/XX/2006  5/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455722196 XXX       XXX       NJ    7/XX/2006  7/XX/2006    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8456258406 XXX       XXX       MA    4/XX/2006  1/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
8458817229 XXX       XXX       NJ    3/XX/2006  2/XX/2006    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454118968 XXX       XXX       NJ    3/XX/2006  1/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456960550 XXX       XXX       WI    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451790345 XXX       XXX       NY    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456930164 XXX       XXX       NY    3/XX/2006  2/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8453784668 XXX       XXX       NY    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                  [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                                                                                                                                                                                                     were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine
                                                                                                                                                                                            not provided                                                                                                                                                                                                                                                                                   this application date.  The final date used for testing was 11/XX/2005.
8457420872 XXX       XXX       NJ    6/XX/2006  5/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8458206215 XXX       XXX       KY    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
8457425234 XXX       XXX       NJ    5/XX/2006  4/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
8457849442 XXX       XXX       NJ    7/XX/2006  6/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
8451030086 XXX       XXX       IL    5/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure                                                                                          -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8458153753 XXX       XXX       GA    4/XX/2006  3/XX/2006    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     determined. Unable to determine if correct TILA rescission form was used.
8455428187 XXX       XXX       VA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8451796545 XXX       XXX       OH    5/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure                                                                                          -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
8459843137 XXX       XXX       MA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                          2           B           B           B           B           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home                                                                                     -
                                                                        Other                                                                                                               does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
8456387525 XXX       XXX       NY    6/XX/2006  5/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
8452469926 XXX       XXX       NJ    6/XX/2006  5/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8451239258 XXX       XXX       WI    6/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    No evidence of Preliminary or Final Title                                                                                                               2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             in file.                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8455771616 XXX       XXX       UT    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation
8456945639 XXX       XXX       NY    6/XX/2006  5/XX/2006    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
8454124380 XXX       XXX       PA    6/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
8458756179 XXX       XXX       MA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
8452062742 XXX       XXX       NJ    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8452600920 XXX       XXX       NJ    6/XX/2006  5/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Terms" disclosure not provided to borrower at application.
8454147613 XXX       XXX       NY    7/XX/2006  6/XX/2006    Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Incorrect Right To Cancel Form Used -G-7, G-8 or G-9 used on a Purchase HELOC Transaction: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a purchase transaction.
8453670014 XXX       XXX       FL    6/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure                                                                                          -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
8450009886 XXX       XXX       IL    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    There was no preliminary or final title                                                                                                                 2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             received.                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
8459832468 XXX       XXX       GA    6/XX/2006  5/XX/2006    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8453421020 XXX       XXX       GA    6/XX/2006  6/XX/2006    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8454080828 XXX       XXX       GA    6/XX/2006  6/XX/2006    Primary    Purchase                      3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.
8456387707 XXX       XXX       CA    7/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8451893331 XXX       XXX       NY    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
8458031752 XXX       XXX       CA    8/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.61538% is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or XXX).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8455969370 XXX       XXX       NJ    9/XX/2006  8/XX/2006    Primary    Purchase                      2        B        B        B        B                                                 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                                                                                                                                         2           B           B           B           B           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not                                                                                     -
                                                                                                                                                                                            not provided                                                                                                                                                                                                                                                                                   disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
8452888467 XXX       XXX       NJ    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
8451016556 XXX       XXX       NJ    8/XX/2006  8/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
8459216949 XXX       XXX       NJ    8/XX/2006  7/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8454227890 XXX       XXX       SC    9/XX/2006  8/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8452158670 XXX       XXX       MA    3/XX/2006  3/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
8453174400 XXX       XXX       NY    5/XX/2006  4/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
8457124889 XXX       XXX       CT    7/XX/2006  6/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
8452301959 XXX       XXX       NJ    9/XX/2006  9/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
8456817955 XXX       XXX       NY    11/XX/2006 9/XX/2006    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8452169852 XXX       XXX       MD    9/XX/2006  9/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
8458431333 XXX       XXX       NJ    11/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8455637587 XXX       XXX       IN    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
8453227709 XXX       XXX       NJ    3/XX/2006  2/XX/2006    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
8459935609 XXX       XXX       NY    4/XX/2006  2/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8457215176 XXX       XXX       NJ    3/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    No evidence of Preliminary or Final Title                                                                                                               2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                             in file.                                                                                                                                                                                                            Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
8453306196 XXX       XXX       MA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
8455916233 XXX       XXX       NJ    4/XX/2006  3/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
8454338524 XXX       XXX       NY    4/XX/2006  3/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455356445 XXX       XXX       NY    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454239052 XXX       XXX       MA    3/XX/2007  3/XX/2007    Primary    Refinance Rate/Term           1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8450148923 XXX       XXX       GA    3/XX/2008  3/XX/2008    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
8459875624 XXX       XXX       NJ    3/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8455569193 XXX       XXX       NJ    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
8451446206 XXX       XXX       MA    4/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to                                                                                              -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.
8452356643 XXX       XXX       UT    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to                                                                                              -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8452100810 XXX       XXX       NJ    4/XX/2006  3/XX/2006    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 due to missing Initial Loan Application Date.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
8455004029 XXX       XXX       UT    6/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
8456391475 XXX       XXX       NJ    5/XX/2006  5/XX/2006    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451575492 XXX       XXX       MA    4/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
8455799489 XXX       XXX       CA    4/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing                                                                                        -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459050580 XXX       XXX       NJ    4/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Terms" disclosure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8451517249 XXX       XXX       MA    4/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Terms" disclosure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458600528 XXX       XXX       NY    5/XX/2006  4/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450416986 XXX       XXX       NY    5/XX/2006  4/XX/2006    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.
8450346378 XXX       XXX       MA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
8450196815 XXX       XXX       NJ    4/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was                                                                                            -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              included in the pay-off which may impact high cost findings.
8454623032 XXX       XXX       CT    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8452167037 XXX       XXX       NY    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8452983004 XXX       XXX       WV    1/XX/2006  1/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
8450642904 XXX       XXX       OH    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    TIL appears to be final but not signed                                                                                                                  2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             nor initialed by borrower.                                                                                                                                                                                          were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine
                                                                                                                                                                                            [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                                                                                                                                                                                                     this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                            not provided                                                                                                                                                                                                                                                                                   [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
8455884415 XXX       XXX       RI    11/XX/2005 10/XX/2005   Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8453471810 XXX       XXX       CA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                          3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for                                                                          Yes        TR
                                                                        Other                                                                                                               does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            any applicable Federal, State or Local compliance testing.                                                                                                                                                              Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
8458375451 XXX       XXX       NJ    5/XX/2006  4/XX/2006    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8459865338 XXX       XXX       NM    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8457588303 XXX       XXX       MA    4/XX/2006  4/XX/2006    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8457187853 XXX       XXX       MA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    No evidence of Preliminary or Final Title                                                                                                               2           B           B           B           B           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             in file.                                                                                                                                                                                                            disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8459041859 XXX       XXX       NJ    5/XX/2006  4/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8452535803 XXX       XXX       NY    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - HELOC Fees                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                     Used For Testing: The Final HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided Closing attorney fee for $300
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           to borrower at application.                                                                                                         was not disclosed on the HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those       agreement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
8451975623 XXX       XXX       NJ    5/XX/2006  4/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8453478695 XXX       XXX       MA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was                                                                                            -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459731322 XXX       XXX       NJ    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8451989876 XXX       XXX       OH    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456968376 XXX       XXX       NJ    6/XX/2006  5/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
8452564368 XXX       XXX       MA    2/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              disclosure not provided to borrower at time of account opening.
8450017614 XXX       XXX       IL    10/XX/2006 8/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Terms" disclosure not provided to borrower at application.
8451412907 XXX       XXX       NY    5/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
8457771305 XXX       XXX       IL    6/XX/2006  5/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (HELOC):  Non-refundable fee imposed by lender within three (3) business days of borrower receiving HELOC disclosures and brochure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454062662 XXX       XXX       NJ    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was                                                                                            -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 included in the pay-off which may impact high cost findings.
8458210328 XXX       XXX       FL    2/XX/2006  1/XX/2006    Primary    Purchase                      2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                          2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
8452447216 XXX       XXX       AZ    5/XX/2006  5/XX/2006    Primary    Refinance Rate/Term           3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8453507735 XXX       XXX       MA    5/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    Final title policy is missing                                                                                                                           2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" State Compliance - Massachusetts                                                    -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 disclosure not provided to borrower at time of account opening.                                                                     Open End Late Charge Percent and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to          Amount Testing: 5% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower.                                                                                                                           exceeds 10% or lesser of $10.00
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: Truth in Lending Act         maximum per state MA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (HELOC):  Non-refundable fee imposed by lender within three (3) business days of borrower receiving HELOC disclosures and brochure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451322207 XXX       XXX       NY    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
8451843935 XXX       XXX       MA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    Final title policy is missing                                                                                                                           2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (HELOC):  Non-refundable fee imposed by lender within three (3) business days of borrower receiving HELOC disclosures and brochure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455460492 XXX       XXX       NJ    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454792219 XXX       XXX       NY    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8454426090 XXX       XXX       CT    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term           1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8456223301 XXX       XXX       CA    9/XX/2007  8/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8453859365 XXX       XXX       MA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           C           C           C           C           [3] State Compliance - Massachusetts Borrower's Interest Tangible Net Benefit Test: Unable to determine if the loan was refinanced                                                                                      State - NC
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 without a tangible net benefit to the borrower due to missing information.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8454074001 XXX       XXX       MA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.
8457307871 XXX       XXX       NJ    5/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not                                                                                          -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.
8459264562 XXX       XXX       NJ    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
8459985367 XXX       XXX       NY    3/XX/2007  6/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
8453941283 XXX       XXX       CT    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
8453941420 XXX       XXX       CA    6/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
8454573899 XXX       XXX       NJ    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456923899 XXX       XXX       KY    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency (UAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458020856 XXX       XXX       NY    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      due to missing Initial Loan Application Date.
                                                                                                                                                                                            [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                                                                                                                                                                                                     [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those
                                                                                                                                                                                            not provided                                                                                                                                                                                                                                                                                   disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
8459318779 XXX       XXX       MA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - High Cost Indicator Test: Loan does not exceed any high cost thresholds, however, documentation indicating                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 loan was originated as a high cost loan found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8457002170 XXX       XXX       MA    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8450746161 XXX       XXX       NJ    7/XX/2006  6/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
8457577056 XXX       XXX       FL    7/XX/2006  7/XX/2006    Primary    Refinance UTD                 2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
8459700712 XXX       XXX       MA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
8455496589 XXX       XXX       MA    8/XX/2006  7/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower.
8452903370 XXX       XXX       NJ    7/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    No evidence of Preliminary or Final Title                                                                                                               2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided                                                                                     -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             in file.                                                                                                                                                                                                            to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Terms" disclosure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
8456960040 XXX       XXX       NY    7/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459763791 XXX       XXX       NY    12/XX/2006 11/XX/2006   Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    The file does not contain Preliminary or                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                                                                                                                                            title in file.                                                             Final Title                                                                                                                                                                                                         due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
8452875881 XXX       XXX       TN    7/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455027961 XXX       XXX       NJ    7/XX/2006  7/XX/2006    Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450149236 XXX       XXX       KY    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    Missing final title policy.                                                                                                                             2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Federal Compliance - Final TIL                                                      -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three   Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.                                                                                                   TIL itemization did not disclose
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $81,579.17 is  a settlement fee of $140 as a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $81,719.58 in the amount of $140.41.                                               prepaid finance charge.
8457274294 XXX       XXX       VA    12/XX/2006 11/XX/2006   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Note Date of 12/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
8450936401 XXX       XXX       OH    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8453452795 XXX       XXX       NJ    8/XX/2006  7/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450293400 XXX       XXX       FL    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Home Improvement                                                                                                                                                                                                                                                                                                                                                                                                   [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8458299797 XXX       XXX       NY    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451500438 XXX       XXX       NY    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450898486 XXX       XXX       VA    8/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8457191103 XXX       XXX       NJ    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8452565956 XXX       XXX       MD    8/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455460934 XXX       XXX       NJ    8/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8452006983 XXX       XXX       CT    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either the                                                                                                                        2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                               title in file.                                                             Preliminary or Final Title.                                                                                                                                                                                         determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8457221478 XXX       XXX       CA    10/XX/2006 10/XX/2006   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455831424 XXX       XXX       NY    7/XX/2004  6/XX/2004    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.                                     Charge Percent Testing: 5% late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to          charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower.                                                                                                                           state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8455177998 XXX       XXX       MS    8/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8452110735 XXX       XXX       NJ    9/XX/2006  8/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower.
8452510297 XXX       XXX       NJ    8/XX/2006  8/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454022009 XXX       XXX       TX    10/XX/2006 10/XX/2006   Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8457654012 XXX       XXX       NJ    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 disclosure not provided to borrower at time of account opening.
8455990924 XXX       XXX       NY    8/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    No evidence of Preliminary or Final Title                                                                                                               2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             in file.                                                                                                                                                                                                            disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.
8459842636 XXX       XXX       NJ    1/XX/2007  8/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450703944 XXX       XXX       NY    11/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8452829307 XXX       XXX       NJ    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was                                                                                            -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451536958 XXX       XXX       NJ    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
8451007338 XXX       XXX       GA    9/XX/2006  9/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459742342 XXX       XXX       NY    10/XX/2006 7/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
8459610529 XXX       XXX       NJ    10/XX/2006 10/XX/2006   Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8456219472 XXX       XXX       MD    12/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8453749693 XXX       XXX       NC    11/XX/2006 11/XX/2006   Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8455733108 XXX       XXX       SC    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
8456485475 XXX       XXX       NJ    11/XX/2006 11/XX/2006   Primary    Refinance Rate/Term           1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8452070105 XXX       XXX       TX    12/XX/2006 11/XX/2006   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
8457458334 XXX       XXX       NY    7/XX/2006  6/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8457758616 XXX       XXX       NJ    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
8452400632 XXX       XXX       OH    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
8454350002 XXX       XXX       MD    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Interest Rate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
8457163863 XXX       XXX       NJ    12/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
8456126034 XXX       XXX       CA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
8458609488 XXX       XXX       UT    10/XX/2006 9/XX/2006    Primary    Purchase                      1        A        A        A        A                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                          1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver
8450253315 XXX       XXX       NJ    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to                                                                                              -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
8456509025 XXX       XXX       NY    12/XX/2006 11/XX/2006   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
8454461597 XXX       XXX       NY    10/XX/2006 9/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8457655352 XXX       XXX       NY    11/XX/2006 8/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
8456383089 XXX       XXX       NY    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure                                                                                          -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                            [3] Closing / Title - Missing Document: Security Instrument - Subject Lien
                                                                                                                                                                                            not provided
8452300898 XXX       XXX       GA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
8458134891 XXX       XXX       NY    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8454836839 XXX       XXX       GA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
8458698170 XXX       XXX       MD    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
8456637596 XXX       XXX       MI    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
8450813020 XXX       XXX       NJ    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
8454336043 XXX       XXX       NY    1/XX/2007  1/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8459737374 XXX       XXX       NY    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
8455625286 XXX       XXX       VA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
8459484447 XXX       XXX       MD    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.58683% is in excess of the allowable                                                                                          -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX on a Original
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $XXX or XXX).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
8458969864 XXX       XXX       FL    2/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.
8458332206 XXX       XXX       NJ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
8451242945 XXX       XXX       MD    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term           1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8458982437 XXX       XXX       GA    3/XX/2007  2/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8458899022 XXX       XXX       NM    3/XX/2007  2/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8455301820 XXX       XXX       SC    3/XX/2007  2/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
8456156316 XXX       XXX       MA    1/XX/2007  1/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
8459150921 XXX       XXX       PA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                          2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Other                                                                                                               does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
8455213397 XXX       XXX       MA    3/XX/2007  2/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8455546451 XXX       XXX       CA    1/XX/2007  12/XX/2006   Primary    Purchase                      3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for                                                                          Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           any applicable Federal, State or Local compliance testing.                                                                                                                                                              Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
8453810022 XXX       XXX       NC    4/XX/2007  1/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8453044542 XXX       XXX       FL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.53846% is in excess of the allowable                                                                                          -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX on a Original
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $XXX or XXX).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
8455378039 XXX       XXX       NH    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8453858495 XXX       XXX       GA    2/XX/2007  2/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
8455730958 XXX       XXX       GA    3/XX/2007  3/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8450943032 XXX       XXX       NJ    2/XX/2007  12/XX/2006   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
8453262231 XXX       XXX       CT    2/XX/2007  1/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8458235093 XXX       XXX       MA    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
8455592382 XXX       XXX       MA    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term           1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8454126546 XXX       XXX       MD    3/XX/2007  3/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455108218 XXX       XXX       NY    3/XX/2007  2/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
8451149985 XXX       XXX       NJ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
8453371159 XXX       XXX       GA    3/XX/2007  2/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
8452847969 XXX       XXX       NJ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8451417073 XXX       XXX       NY    2/XX/2007  1/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
8456134782 XXX       XXX       IN    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.38540% is in excess of the allowable                                                                                          -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX on a Original
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $XXX or XXX).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
8451371796 XXX       XXX       WI    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
8454708735 XXX       XXX       NY    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8459178234 XXX       XXX       VA    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8456570779 XXX       XXX       NJ    2/XX/2007  1/XX/2007    Primary    Refinance UTD                 2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
8455280274 XXX       XXX       CT    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
8455888896 XXX       XXX       NJ    9/XX/2006  9/XX/2006    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (HELOC):  Non-refundable fee imposed by lender within three (3) business days of borrower receiving HELOC disclosures and brochure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458736733 XXX       XXX       NJ    9/XX/2006  9/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
8457854309 XXX       XXX       CT    10/XX/2005 8/XX/2005    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8455053412 XXX       XXX       OH    3/XX/2007  3/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451776367 XXX       XXX       NJ    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
8457165554 XXX       XXX       GA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not                                                                                          -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459693231 XXX       XXX       MA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
8450483952 XXX       XXX       MA    10/XX/2006 9/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450012492 XXX       XXX       CA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
8458880251 XXX       XXX       GA    10/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.
8453670192 XXX       XXX       NJ    10/XX/2006 9/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8453217284 XXX       XXX       NY    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459368451 XXX       XXX       GA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8457769794 XXX       XXX       NJ    10/XX/2006 10/XX/2006   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8451617726 XXX       XXX       NJ    12/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
8459451928 XXX       XXX       IN    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459268195 XXX       XXX       NJ    11/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
8455948162 XXX       XXX       WI    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8450174029 XXX       XXX       OH    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450586016 XXX       XXX       MA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important                                                                                          -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Terms" disclosure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8457819536 XXX       XXX       AZ    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (HELOC): Credit Agreement not signed by                                                                                         -
                                                                        Home Improvement                                                                                                                                                                                                                                                                                                                                                                                                   borrower(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
8450419947 XXX       XXX       AL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
8452731686 XXX       XXX       AL    2/XX/2007  11/XX/2006   Primary    Refinance Cash-out -          3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency
8455966934 XXX       XXX       NY    12/XX/2006 11/XX/2006   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 State Compliance - (Doc Error)                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Note Error: Loan does not comply
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     with state prepayment penalty
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 06/XX/2006.                                                             requirements: PPP Expired.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements                      Prepayment charge not allowed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               per state (NY) - A borrower of a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               junior mortgage loan must be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               permitted to prepay the loan in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               whole or in part without
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               penalty. - note states 6 months
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               advance interest on amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               prepaid. Lender is XXX
8457505175 XXX       XXX       NJ    11/XX/2006 11/XX/2006   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (HELOC):  Non-refundable fee imposed by lender within three (3) business days of borrower receiving HELOC disclosures and brochure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451022538 XXX       XXX       UT    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Terms" disclosure not provided to borrower at application.
8455387678 XXX       XXX       MA    12/XX/2006 11/XX/2006   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454584745 XXX       XXX       CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
8454238570 XXX       XXX       NY    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
8450677775 XXX       XXX       MO    12/XX/2006 12/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454778863 XXX       XXX       PA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8458095623 XXX       XXX       FL    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450383578 XXX       XXX       NJ    11/XX/2006 11/XX/2006   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
8459985870 XXX       XXX       CO    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Colorado Consumer Credit Code (Co-Signer Disclosure Not Provided): Colorado Consumer Credit Code:                                                                                                -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Co-signer/guarantor signed the security instrument without receiving a written notice that informs them of their obligations under the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Colorado Consumer Credit Code (Choice of Insurance and Cost of Insurance Disclosure Not Provided): Colorado
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Consumer Credit Code:  Borrower not provided a written statement setting forth the cost of homeowners insurance if obtained from lender and that borrower may choose insurance provider.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Colorado Consumer Credit Code (TILA and Reg Z Disclosures Not Provided): Colorado Consumer Credit Code:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lender did not provide all TILA and Reg. Z disclosures (even for loan class exempt from TILA requirements).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456566677 XXX       XXX       NJ    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
8455149484 XXX       XXX       OH    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not                                                                                          -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8459349523 XXX       XXX       OH    1/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
8459114735 XXX       XXX       NE    12/XX/2006 12/XX/2006   Primary    Refinance Rate/Term           1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8452702405 XXX       XXX       NY    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
8453729960 XXX       XXX       WI    12/XX/2006 12/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing                                                                                        -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454351035 XXX       XXX       CT    12/XX/2006 12/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     determined. Unable to determine if correct TILA rescission form was used.
8455469877 XXX       XXX       GA    6/XX/2007  6/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8459116422 XXX       XXX       WI    12/XX/2006 12/XX/2006   Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8455013862 XXX       XXX       OK    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8452400405 XXX       XXX       CA    12/XX/2006 12/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
8455465401 XXX       XXX       MA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
8451525286 XXX       XXX       MA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8451357150 XXX       XXX       MI    5/XX/2007  12/XX/2006   Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451670421 XXX       XXX       AZ    7/XX/2007  5/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
8458754869 XXX       XXX       TX    4/XX/2007  4/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                          2           B           B           B           B           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $43,880.06 is  Federal Compliance - Final TIL                                                      -
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            underdisclosed from calculated Finance Charge of $43,930.22 in the amount of $50.16.                                                Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL itemization does not include
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               a Settlement fee of $50 in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               prepaid amount financed.
8453875643 XXX       XXX       MI    1/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.57692% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX on a Original
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $XXX or XXX).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
8452027401 XXX       XXX       NY    3/XX/2007  2/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine
                                                                                                                                                                                            [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                            this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                            contain the standard Due on Sale clause.                                                                                                                                                                                                                                                       [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8456530664 XXX       XXX       CT    8/XX/2007  7/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8457003733 XXX       XXX       NJ    11/XX/2006 10/XX/2006   Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
8452297903 XXX       XXX       AL    2/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.                                                           Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.27273% is in excess of the allowable      TIL itemization did not disclose
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX on a Original    a flood cert fee of $26 and a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $XXX or XXX).                                 processing fee of $375 as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $59,945.01 is  prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $60,096.11 in the amount of $151.10.
8452551009 XXX       XXX       NY    9/XX/2007  1/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8459093164 XXX       XXX       WI    1/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459269963 XXX       XXX       CT    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either a                                                                                                                          2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             Preliminary or Final Title.                                                                                                                                                                                         determined. Unable to determine if correct TILA rescission form was used.
8456777191 XXX       XXX       NM    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450295850 XXX       XXX       CT    1/XX/2007  12/XX/2006   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8453218402 XXX       XXX       CA    1/XX/2008  12/XX/2007   Primary    Refinance Rate/Term           3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
8452086123 XXX       XXX       IN    12/XX/2006 12/XX/2006   Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8454089825 XXX       XXX       NJ    2/XX/2007  1/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458466571 XXX       XXX       TX    12/XX/2006 11/XX/2006   Primary    Purchase                      3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 06/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8450670899 XXX       XXX       TX    12/XX/2006 11/XX/2006   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
8459729940 XXX       XXX       TX    3/XX/2007  1/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8456302615 XXX       XXX       KY    3/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455808058 XXX       XXX       CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
8451270872 XXX       XXX       NY    3/XX/2007  2/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8452940628 XXX       XXX       TX    2/XX/2007  1/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8453148468 XXX       XXX       CT    2/XX/2007  1/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451088158 XXX       XXX       MN    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    Evidence of Title is not found in the                                                                                                                   2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 Miscellaneous Compliance - (Doc                                                     -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             file.                                                                                                                                                                                                                                                                                                                                                   Error) Initial GFE not provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               GFE is not found in the file.
8452325745 XXX       XXX       MD    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Federal Compliance - Final TIL                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three   Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.                                                                                                   Under-disclosure is fee related.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $133,499.06 is Final TIL Itemization did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $133,624.09 in the amount of $125.03.                                              disclose the Title Settlement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Fee in the amount of $125 as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               prepaid finance charges.
8458091716 XXX       XXX       IN    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450530177 XXX       XXX       NC    3/XX/2007  3/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8453677486 XXX       XXX       PA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8452790179 XXX       XXX       PA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459777861 XXX       XXX       CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
8458616309 XXX       XXX       CT    8/XX/2007  8/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8450687973 XXX       XXX       NJ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             of Final Title.                                                                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
8450058491 XXX       XXX       NY    3/XX/2007  2/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8450466635 XXX       XXX       NJ    4/XX/2007  2/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8452825355 XXX       XXX       CO    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Colorado Consumer Credit Code (Co-Signer Disclosure Not Provided): Colorado Consumer Credit Code:                                                                                                -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Co-signer/guarantor signed the security instrument without receiving a written notice that informs them of their obligations under the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Colorado Consumer Credit Code (Choice of Insurance and Cost of Insurance Disclosure Not Provided): Colorado
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Consumer Credit Code:  Borrower not provided a written statement setting forth the cost of homeowners insurance if obtained from lender and that borrower may choose insurance provider.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Colorado Consumer Credit Code (TILA and Reg Z Disclosures Not Provided): Colorado Consumer Credit Code:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lender did not provide all TILA and Reg. Z disclosures (even for loan class exempt from TILA requirements).
8451299149 XXX       XXX       MD    2/XX/2007  2/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8457764516 XXX       XXX       NJ    3/XX/2007  2/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8455742483 XXX       XXX       SC    2/XX/2007  2/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Late Charge Amount Testing: Note late charge exceeds maximum per state.
8456028614 XXX       XXX       NJ    3/XX/2007  1/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458279260 XXX       XXX       MA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either a                                                                                                                          2           B           B           B           B           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home                                                                                     -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             Preliminary or Final Title.                                                                                                                                                                                         Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
8456293805 XXX       XXX       LA    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
8456079873 XXX       XXX       CT    2/XX/2007  1/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
8452299941 XXX       XXX       CA    2/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8459822933 XXX       XXX       NJ    3/XX/2007  2/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
8457006763 XXX       XXX       NJ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
8458045557 XXX       XXX       AL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
8455183165 XXX       XXX       MD    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8457293204 XXX       XXX       UT    4/XX/2007  3/XX/2007    Primary    Purchase                      3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
8455670735 XXX       XXX       TX    3/XX/2007  2/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 02/XX/2007.                                                             TIL Itemization did not disclose
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $66,154.82 is  the $125.00 escrow fee and the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $66,282.55 in the amount of $127.73.                                               $44 recording fee.
8450756054 XXX       XXX       NJ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
8458671859 XXX       XXX       MD    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Disclosure within a reasonably practicable time after using credit score.
8457144575 XXX       XXX       VA    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
8455021726 XXX       XXX       NY    3/XX/2007  1/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower.
8454411887 XXX       XXX       CA    3/XX/2007  3/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8458396706 XXX       XXX       NY    4/XX/2007  3/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
8452905701 XXX       XXX       SC    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
8450812418 XXX       XXX       NJ    5/XX/2007  4/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
8452343641 XXX       XXX       CA    3/XX/2007  2/XX/2007    Primary    Purchase                      3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company                                                                          Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Closing Statement used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Indeterminable
8450313548 XXX       XXX       MD    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.80926% is in excess of the allowable                                                                                          -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX on a Original
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $XXX or XXX).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8452020129 XXX       XXX       NJ    5/XX/2007  3/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
8451340747 XXX       XXX       MD    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $779,297.76 is Federal Compliance - Final TIL                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              underdisclosed from calculated Finance Charge of $781,893.75 in the amount of $2,595.99.                                            Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.       Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               itemization of amount financed.
8456161095 XXX       XXX       NJ    3/XX/2007  6/XX/2006    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8451382042 XXX       XXX       CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8456345833 XXX       XXX       IL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8456202892 XXX       XXX       TX    3/XX/2007  3/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8454045990 XXX       XXX       MD    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8456302286 XXX       XXX       NY    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8451241786 XXX       XXX       MI    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8451329661 XXX       XXX       GA    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8459550310 XXX       XXX       VA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
8458158643 XXX       XXX       NJ    3/XX/2007  2/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
8451370733 XXX       XXX       VA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8457862601 XXX       XXX       UT    3/XX/2007  2/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
8454249438 XXX       XXX       MA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8451428308 XXX       XXX       NJ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
8454180278 XXX       XXX       WV    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
8457236376 XXX       XXX       IL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
8452920627 XXX       XXX       OK    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8457915349 XXX       XXX       FL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459784006 XXX       XXX       MA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8457708793 XXX       XXX       NY    3/XX/2007  1/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
8452976847 XXX       XXX       GA    4/XX/2007  4/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
8451470355 XXX       XXX       NJ    4/XX/2007  3/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454002138 XXX       XXX       MA    5/XX/2007  4/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8452302075 XXX       XXX       WA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 03/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
8451511522 XXX       XXX       OH    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Consumer did not receive the required Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
8451098142 XXX       XXX       NY    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8459892699 XXX       XXX       MO    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8457358670 XXX       XXX       IL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8457038445 XXX       XXX       IL    4/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Other
8455250843 XXX       XXX       IN    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    No evidence of Prelininary or Final Title                                                                                                               2           B           B           B           B           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.22067% is in excess of the allowable      Federal Compliance - Final TIL                                                      -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             in file.                                                                                                                                                                                                            maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX on a Original    Finance Charge Under Disclosed:
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $XXX or XXX).                                 TIL Itemization did not disclose
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  the closing fee of $100 as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $69,767.00 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $69,873.10 in the amount of $106.10.
8458432418 XXX       XXX       NJ    3/XX/2007  3/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8453395397 XXX       XXX       MN    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8451799394 XXX       XXX       CT    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
8459953466 XXX       XXX       ME    4/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8452580811 XXX       XXX       NM    5/XX/2007  4/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8458199864 XXX       XXX       CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                          2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                               does not contain the following clauses:                                                                                                                                                                                                                                                        were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
8454434532 XXX       XXX       NM    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
8454788449 XXX       XXX       NJ    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
8459289659 XXX       XXX       IL    4/XX/2007  4/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $97,266.87 is  Federal Compliance - Final TIL                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $97,325.26 in the amount of $58.39.                                                Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL itemization only disclosed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               prepaid interest of $12.17 and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               final HUD reflects $60.85.
8455023236 XXX       XXX       NJ    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8454993482 XXX       XXX       NJ    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure                                                                                          -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8459654598 XXX       XXX       NC    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure                                                                                          -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
8457966522 XXX       XXX       CA    5/XX/2007  4/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
8451570726 XXX       XXX       CT    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 6.64364% is in excess of the allowable                                                                                          -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX on a Original
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $XXX or XXX).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456235037 XXX       XXX       TX    3/XX/2007  3/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
8451222763 XXX       XXX       NJ    4/XX/2007  3/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8456155692 XXX       XXX       TX    4/XX/2007  4/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
8458071856 XXX       XXX       CT    4/XX/2007  3/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
8456801130 XXX       XXX       GA    5/XX/2007  4/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
8450392959 XXX       XXX       NY    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure                                                                                          -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
8452450680 XXX       XXX       TX    4/XX/2007  3/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
8457042110 XXX       XXX       PA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.87145% is in excess of the allowable      State Compliance - (Doc Error)                                                      -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX on a Original    Note Error: Loan does not comply
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $XXX or XXX).                                 with state prepayment penalty
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  requirements: PPP Expired.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Prepayment charge not allowed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 11/XX/2006.                                                             per state (PA). Lender is XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8452984773 XXX       XXX       MT    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8458008564 XXX       XXX       SC    5/XX/2007  5/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
8455508859 XXX       XXX       PA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8450174660 XXX       XXX       MA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
8459115231 XXX       XXX       NJ    5/XX/2007  4/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Note Date of 05/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
8453359767 XXX       XXX       MI    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
8455613275 XXX       XXX       NY    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8459933719 XXX       XXX       IL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
8459479543 XXX       XXX       CA    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
8459476812 XXX       XXX       NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency (UAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was                                                                                            State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454248191 XXX       XXX       CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.13750% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX on a Original
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $XXX or XXX).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
8456145167 XXX       XXX       NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
8451646885 XXX       XXX       MD    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
8450779573 XXX       XXX       NJ    4/XX/2007  3/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
8451122422 XXX       XXX       NY    6/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451751956 XXX       XXX       CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and  Homestead Waiver                                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for Federal Compliance - Missing                                             Yes        TR
                                                                        Other                                                                                                               does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            any applicable Federal, State or Local compliance testing.                                                                          Final HUD-1:  Estimated HUD-1                                                       Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Used For Fee Testing: The HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           does not contain estimated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 language and is signed, however
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: it does not list the total funds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.             disbursed to the borrower or any
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               forms of payoff.
8456566726 XXX       XXX       NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8457799438 XXX       XXX       OR    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 6.18750% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX on a Original
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $XXX or XXX).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8453874576 XXX       XXX       NJ    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8458979950 XXX       XXX       MA    7/XX/2007  5/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $120,418.97 is Federal Compliance - Final TIL                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $120,523.19 in the amount of $104.22.                                              Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Itemization of Amount Financed.
8452566797 XXX       XXX       NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8457160947 XXX       XXX       MA    5/XX/2007  5/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8453653671 XXX       XXX       NC    6/XX/2007  5/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
8457146604 XXX       XXX       NJ    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was                                                                                            -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 included in the pay-off which may impact high cost findings.
8453912657 XXX       XXX       NY    6/XX/2007  3/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8456642179 XXX       XXX       IL    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
8457828273 XXX       XXX       MD    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8458570445 XXX       XXX       TX    3/XX/2007  2/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8456126164 XXX       XXX       HI    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8452742914 XXX       XXX       NY    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8455136016 XXX       XXX       MD    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
8451417441 XXX       XXX       UT    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Disclosure within a reasonably practicable time after using credit score.                                                           Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of         TIL Itemization did not disclose
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           8.30200% is underdisclosed from calculated APR of 8.44540% outside of 0.125% tolerance.                                             the appraisal fee of $350 as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $41,877.06 is  prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $42,196.62 in the amount of $319.56.
8457980099 XXX       XXX       IL    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure                                                                                          -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
8455106666 XXX       XXX       MD    6/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8453152753 XXX       XXX       NY    8/XX/2007  6/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8456951157 XXX       XXX       CA    5/XX/2007  4/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8456753484 XXX       XXX       MA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
8457339412 XXX       XXX       CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8452354117 XXX       XXX       VA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
8459842947 XXX       XXX       OH    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Consumer did not receive the required Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8455028710 XXX       XXX       MA    8/XX/2007  6/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8450582105 XXX       XXX       MD    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8452132214 XXX       XXX       CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
8454186030 XXX       XXX       NY    5/XX/2007  4/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
8452686563 XXX       XXX       FL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 6.54564% is in excess of the allowable                                                                                          -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX on a Original
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $XXX or XXX).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8456995145 XXX       XXX       VA    6/XX/2007  5/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8454845178 XXX       XXX       TX    6/XX/2007  5/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
8452024524 XXX       XXX       IN    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8450284856 XXX       XXX       NC    5/XX/2007  5/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8451927948 XXX       XXX       GA    2/XX/2007  2/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8450000609 XXX       XXX       NY    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.
8455572051 XXX       XXX       NJ    6/XX/2007  5/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8453464170 XXX       XXX       NJ    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8454990661 XXX       XXX       ID    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8456557977 XXX       XXX       CT    7/XX/2007  6/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8451477779 XXX       XXX       VA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure                                                                                          -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8457083293 XXX       XXX       NJ    6/XX/2007  5/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
8455031007 XXX       XXX       PA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8453814205 XXX       XXX       NJ    5/XX/2007  4/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8453064698 XXX       XXX       NY    7/XX/2007  5/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8453618090 XXX       XXX       PA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8451529485 XXX       XXX       OH    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Consumer did not receive the required Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8452666552 XXX       XXX       NJ    6/XX/2007  5/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8456063276 XXX       XXX       NC    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure                                                                                          -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
8458808470 XXX       XXX       CA    7/XX/2007  6/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
8450984339 XXX       XXX       CA    6/XX/2007  6/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8456362268 XXX       XXX       CA    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8451115253 XXX       XXX       MO    7/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8459959304 XXX       XXX       NJ    7/XX/2007  3/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8451915306 XXX       XXX       IL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8450555557 XXX       XXX       NJ    5/XX/2007  4/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
8452704068 XXX       XXX       CT    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
8455808405 XXX       XXX       NY    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
8456306362 XXX       XXX       CA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
8453141451 XXX       XXX       TX    6/XX/2007  5/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
8454329249 XXX       XXX       TX    5/XX/2007  5/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
8454820609 XXX       XXX       CA    6/XX/2007  5/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
8450726979 XXX       XXX       CT    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure                                                                                          -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
8453848806 XXX       XXX       GA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8458316575 XXX       XXX       CA    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8451416242 XXX       XXX       CT    7/XX/2007  6/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8452251621 XXX       XXX       MI    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.
8451438018 XXX       XXX       NY    7/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8450979493 XXX       XXX       UT    6/XX/2007  5/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
8455158417 XXX       XXX       NY    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
8450619791 XXX       XXX       CA    6/XX/2007  5/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
8456496551 XXX       XXX       NY    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
8458150713 XXX       XXX       NY    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8455606355 XXX       XXX       NJ    7/XX/2007  6/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
8454481168 XXX       XXX       CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
8452180919 XXX       XXX       NJ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8454873652 XXX       XXX       NJ    7/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was                                                                                            -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              included in the pay-off which may impact high cost findings.
8453160905 XXX       XXX       MD    8/XX/2007  7/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8459779368 XXX       XXX       OH    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Consumer did not receive the required Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8451985992 XXX       XXX       VA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8454459641 XXX       XXX       NJ    8/XX/2007  7/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
8451873301 XXX       XXX       MA    7/XX/2007  7/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
8459119920 XXX       XXX       NJ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
8457277767 XXX       XXX       NY    5/XX/2007  2/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454983512 XXX       XXX       MI    4/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Act:  List of HUD-approved credit counseling agencies not provided to borrower.
8454984938 XXX       XXX       OH    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:                                                                                            -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8452341758 XXX       XXX       OH    2/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Consumer did not receive the required Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8450554116 XXX       XXX       MD    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 10/XX/2006.                                                             TIL Itemization did not disclose
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       the courier/email fee of $60 or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  as prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $68,555.68 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $68,615.72 in the amount of $60.04.
8455819615 XXX       XXX       MD    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456743924 XXX       XXX       NY    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455806215 XXX       XXX       CA    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
8451831615 XXX       XXX       NY    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
8450435086 XXX       XXX       AZ    4/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $77,275.66 is  Federal Compliance - Final TIL                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $77,510.54 in the amount of $234.88.                                               Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL itemization did not disclose
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               an escrow service fee of $275 as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               prepaid finance charge.
8458073426 XXX       XXX       NC    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8459032363 XXX       XXX       CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454721987 XXX       XXX       MD    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8450551652 XXX       XXX       KY    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              not provide Affiliated Business Arrangement Disclosure to borrower.
8458259997 XXX       XXX       NJ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
8459442999 XXX       XXX       MI    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455238539 XXX       XXX       NY    4/XX/2007  2/XX/2007    Primary    Purchase                      1        A        A        A        A                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                                                                                                                                            title in file.                                                             or Final Title.
8454085145 XXX       XXX       VA    1/XX/2007  11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   State Compliance - Note Error:                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                            Note late charge percentage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state.                            exceeds maximum per state: 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               late charge exceeds 5% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               per state (VA)
8458956553 XXX       XXX       OR    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  State Compliance - Oregon Late                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     Charge Grace Period Testing: 10
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 07/XX/2006.                                                             day grace period is less than 15
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state.                      day minimum per Oregon state law
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Oregon Late Charge Percent Testing: Note late charge exceeds maximum per state.                              State Compliance - Oregon Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine         Charge Percent Testing: 10% late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     charge exceeds 5% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   Oregon state law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8459307676 XXX       XXX       NJ    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late       State Compliance - New Jersey                                                       Late Charge
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     charge of greater than 5.0% or a grace period less than 15 days.                                                                    Home Loan (Late Charge): 10 day
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     grace period is less than 15 day
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                     grace period per state (NJ)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8457461697 XXX       XXX       MA    3/XX/2007  3/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8452454352 XXX       XXX       KY    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8453317769 XXX       XXX       NJ    4/XX/2007  2/XX/2007    Primary    Purchase                      3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency (UAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456305397 XXX       XXX       NY    4/XX/2007  2/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   State Compliance - (Doc Error)                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements                      Note Error: Loan does not comply
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               with state prepayment penalty
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               requirements: PPP expired.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment Penalty not allowed,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               per New York - no PPP allowed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               2nd liens. Note states 3.875%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Lender is XXX
8452787360 XXX       XXX       NY    3/XX/2007  2/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8453921556 XXX       XXX       CA    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8452070598 XXX       XXX       GA    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was                                                                                            -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
8451245433 XXX       XXX       NY    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Federal Compliance - Final TIL                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three   Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.                                                                                                   Final TIL Itemization finance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $58,545.05 is  charge calculation did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $58,645.19 in the amount of $100.14.                                               include $100 Settlement Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10  collected on subject transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same     2nd lien HUD.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           creditor. The H-8 form was used, the H-9 form should have been used.
8454808694 XXX       XXX       NY    4/XX/2007  2/XX/2007    Primary    Purchase                      1        A        A        A        A                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                                                                                                                                            title in file.                                                             or Final Title.
8456248164 XXX       XXX       NJ    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8452994107 XXX       XXX       AL    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.62868% is in excess of the allowable                                                                                          -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX on a Original
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $XXX or XXX).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8452807136 XXX       XXX       AZ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455699406 XXX       XXX       NY    7/XX/2007  3/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
8458226822 XXX       XXX       NJ    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
8450230050 XXX       XXX       TX    3/XX/2007  3/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456906904 XXX       XXX       NJ    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
8458800411 XXX       XXX       NY    4/XX/2007  3/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
8451972063 XXX       XXX       OH    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Consumer did not receive the required Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
8451587715 XXX       XXX       NY    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459876524 XXX       XXX       OK    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8457260005 XXX       XXX       GA    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term           1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8457020809 XXX       XXX       MA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was                                                                                            -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              included in the pay-off which may impact high cost findings.
8459472044 XXX       XXX       SC    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
8456496552 XXX       XXX       NY    6/XX/2007  5/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8453780493 XXX       XXX       NY    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458456992 XXX       XXX       NJ    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.
8455798347 XXX       XXX       FL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain preliminary or                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             final Title documents                                                                                                                                                                                               [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454420776 XXX       XXX       NJ    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456159807 XXX       XXX       IN    3/XX/2007  3/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                            contain the standard Due on Sale clause.                                                                                                                                                                                                                                                       Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456793823 XXX       XXX       PA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8457725888 XXX       XXX       MA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454870449 XXX       XXX       VA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
8451007471 XXX       XXX       MA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8457452749 XXX       XXX       GA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8451844315 XXX       XXX       CA    4/XX/2007  3/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451504536 XXX       XXX       NY    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8451213328 XXX       XXX       UT    3/XX/2007  2/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8452576520 XXX       XXX       NY    4/XX/2007  3/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8456447776 XXX       XXX       NY    3/XX/2007  3/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455810486 XXX       XXX       MA    4/XX/2007  3/XX/2007    Primary    Purchase                      1        A        A        A        A                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                                                                                                                                            title in file.                                                             or Final Title.
8453966662 XXX       XXX       NY    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8452020826 XXX       XXX       IN    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
8452616277 XXX       XXX       CA    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8452129607 XXX       XXX       NY    3/XX/2007  2/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8455406765 XXX       XXX       NJ    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8450868031 XXX       XXX       NJ    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
8453486821 XXX       XXX       GA    6/XX/2007  3/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455187540 XXX       XXX       CA    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
8454421133 XXX       XXX       KY    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454416346 XXX       XXX       TX    4/XX/2007  3/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8452305212 XXX       XXX       NY    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
8454088138 XXX       XXX       MD    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to borrower.
8454457822 XXX       XXX       GA    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456317983 XXX       XXX       NJ    4/XX/2007  3/XX/2007    Primary    Refinance Streamlined         2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.
8458296760 XXX       XXX       GA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8452726312 XXX       XXX       NJ    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
8455954034 XXX       XXX       CA    5/XX/2007  3/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8450975849 XXX       XXX       IL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $113,210.26 is Federal Compliance - Final TIL                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              underdisclosed from calculated Finance Charge of $113,262.62 in the amount of $52.36.                                               Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL Itemization did not disclose
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               $52.50 Recording Service Fee as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               a prepaid finance charge.
8450082951 XXX       XXX       MA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was                                                                                            -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8453973571 XXX       XXX       CA    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455747583 XXX       XXX       IL    3/XX/2007  3/XX/2007    Primary    Refinance Rate/Term           1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8458645117 XXX       XXX       CA    4/XX/2007  3/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8459166453 XXX       XXX       NY    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8453978126 XXX       XXX       SC    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
8450158428 XXX       XXX       FL    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8452741887 XXX       XXX       FL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
8454467940 XXX       XXX       NY    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
8456905793 XXX       XXX       FL    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8452878193 XXX       XXX       IN    5/XX/2007  5/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8453474287 XXX       XXX       MA    4/XX/2007  3/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
8452372930 XXX       XXX       MA    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
8459542276 XXX       XXX       OH    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
8459199731 XXX       XXX       NC    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8459767016 XXX       XXX       NY    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
8458014046 XXX       XXX       CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451011148 XXX       XXX       NY    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456136727 XXX       XXX       NY    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8459820456 XXX       XXX       NY    12/XX/2007 12/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458573378 XXX       XXX       VA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8452973568 XXX       XXX       NJ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other
8454245618 XXX       XXX       CT    4/XX/2007  3/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8455140957 XXX       XXX       DE    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456495711 XXX       XXX       WV    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450404751 XXX       XXX       FL    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8452269509 XXX       XXX       IL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8453398996 XXX       XXX       SC    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
8454910092 XXX       XXX       VA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation
8451792484 XXX       XXX       TX    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
8450677003 XXX       XXX       MD    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456910953 XXX       XXX       GA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8457653707 XXX       XXX       IL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
8450305989 XXX       XXX       MI    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Act:  List of HUD-approved credit counseling agencies not provided to borrower.
8450558742 XXX       XXX       NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459652596 XXX       XXX       FL    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459247512 XXX       XXX       CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456679561 XXX       XXX       NY    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8451753038 XXX       XXX       TX    4/XX/2007  3/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459137914 XXX       XXX       SC    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (No Tangible Net Benefit): South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower.
8454760126 XXX       XXX       SC    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
8458253041 XXX       XXX       MI    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8455302455 XXX       XXX       NY    6/XX/2007  3/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459813001 XXX       XXX       RI    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was                                                                                            -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 included in the pay-off which may impact high cost findings.
8454273273 XXX       XXX       NY    5/XX/2007  3/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451912035 XXX       XXX       FL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.64916% is in excess of the allowable                                                                                          -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX on a Original
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $XXX or XXX).
8453398744 XXX       XXX       MA    1/XX/2007  12/XX/2006   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   State Compliance - Note Error:                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 Note late charge percentage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.                       exceeds maximum per state: Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  charge not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     (MA) - max late charge for MA is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 07/XX/2006.                                                             3% - note states 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8455425512 XXX       XXX       MN    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   State Compliance - Note Error:                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 Note late charge percentage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Minnesota Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.                exceeds maximum per state: 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  late charge exceeds 5% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     per state (MN)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8452500169 XXX       XXX       MA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain preliminary or                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   State Compliance - Massachusetts                                                    -
                                                                        Other                                                                                                               title in file.                                                             final Title documents.                                                                                                                                                                                              [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 Late Charge Percent Testing: 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home late charge exceeds 3% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the           for MA.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower's interest.                                                                                                                Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.                       Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     disclosure due to missing the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 08/XX/2006.                                                             TIL itemization of amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $89,986.25 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $90,427.27 in the amount of $441.02.
8458687844 XXX       XXX       NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation
8454599180 XXX       XXX       NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454882817 XXX       XXX       NY    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459123151 XXX       XXX       IL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
8458805686 XXX       XXX       NM    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was                                                                                            -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 included in the pay-off which may impact high cost findings.
8459382427 XXX       XXX       GA    4/XX/2007  4/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458637763 XXX       XXX       GA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Federal Compliance - (Missing                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.                                                           Data) Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       loan is a same lender refi: UTD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three   due to Preliminary Title not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.                                                                                                   listing liens.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable  Federal Compliance - Incorrect
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form,     Right To Cancel Form Used - H-9
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           however, the loan file does not contain evidence that the refinance was by the original creditor.                                   Used on Non Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Refinance: UTD due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Preliminary Title not listing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               liens.
8458627281 XXX       XXX       MA    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8456550001 XXX       XXX       NJ    4/XX/2007  3/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451096938 XXX       XXX       NY    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8452717010 XXX       XXX       NY    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8452698738 XXX       XXX       CA    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
8452280240 XXX       XXX       NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459059964 XXX       XXX       NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Federal Compliance - Final TIL                                                      -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three   Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.                                                                                                   Itemization only disclosed $100
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $55,736.39 is  settlement fee and HUD-1 has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $55,776.41 in the amount of $40.02.                                                $140.
8457277254 XXX       XXX       CT    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8452283838 XXX       XXX       NJ    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Debt Consolidation
8455643659 XXX       XXX       NY    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456797771 XXX       XXX       CA    4/XX/2007  4/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458669273 XXX       XXX       NY    4/XX/2007  4/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     determined. Unable to determine if correct TILA rescission form was used.
8451855839 XXX       XXX       TN    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451709231 XXX       XXX       MO    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - (Missing                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Data) Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 11/XX/2006.                                                             loan is a same lender refi: No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Preliminary Title found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Senior Note is in file but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       the previous lien being paid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  off.
8457145186 XXX       XXX       CA    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8452133267 XXX       XXX       MA    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
8459256084 XXX       XXX       GA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
8459222478 XXX       XXX       OH    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450248916 XXX       XXX       NY    6/XX/2007  4/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450051277 XXX       XXX       NJ    2/XX/2008  1/XX/2008    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8454803836 XXX       XXX       CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
8456768287 XXX       XXX       NC    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Federal Compliance - TILA                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three   Rescission - Disbursement Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.                                                                                                   Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Transaction Date: Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.             cancel date of transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               4/XX/2007 with 5/XX/2007
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               signature and 5/XX/2007
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               expiration.  HUD1 disbursement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               date reflects 5/XX/2007.  It is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               noted that Note date, Security
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument notary and TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               signature dates are all
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               4/XX/2007.
8453102522 XXX       XXX       NY    5/XX/2007  4/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8452359876 XXX       XXX       NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458003497 XXX       XXX       IL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
8457136660 XXX       XXX       NY    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8452001729 XXX       XXX       CA    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8457099253 XXX       XXX       AL    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8452769679 XXX       XXX       KY    4/XX/2007  4/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
8457415291 XXX       XXX       MA    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
8455346947 XXX       XXX       NJ    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
8456485751 XXX       XXX       KY    5/XX/2007  4/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8455754341 XXX       XXX       GA    5/XX/2007  4/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Federal Compliance - RESPA                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three   Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.                                                                                                   Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) Security Instrument Error: Notary Date was not provided                                           Provided Within 3 Business Days
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               of Application: The ABA was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               provided in a timely manner.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Security Instrument Error:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Notary Date was not provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Notary date not present,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               estimated consummation date used
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               for testing purposes.
8459309747 XXX       XXX       CA    4/XX/2007  4/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8457992138 XXX       XXX       MI    6/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan                                                                                            -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Act:  List of HUD-approved credit counseling agencies not provided to borrower.
8452645280 XXX       XXX       KY    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8451768287 XXX       XXX       WI    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency
8451114692 XXX       XXX       NJ    5/XX/2007  4/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8453718457 XXX       XXX       PA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
8454251484 XXX       XXX       TN    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to borrower.
8453474416 XXX       XXX       HI    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Home Improvement                                                                                                                                                                                                                                                                                                                                                                                                   Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
8451513427 XXX       XXX       MD    3/XX/2007  3/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8452934271 XXX       XXX       HI    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided                                                                                     -
                                                                        Home Improvement                                                                                                                                                                                                                                                                                                                                                                                                   to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
8451233508 XXX       XXX       OH    6/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           received by borrower within five (5) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
8459281794 XXX       XXX       UT    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8453191825 XXX       XXX       MD    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Debt Consolidation
8454205129 XXX       XXX       NY    6/XX/2007  4/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456060474 XXX       XXX       MD    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8455631337 XXX       XXX       MO    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
8452951759 XXX       XXX       WI    6/XX/2007  6/XX/2007    Primary    Refinance Rate/Term           1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8453026236 XXX       XXX       NY    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
8450761694 XXX       XXX       RI    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Home Improvement
8455874411 XXX       XXX       CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455276228 XXX       XXX       NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
8452547210 XXX       XXX       NY    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other                                                                                                               title in file.
8457555232 XXX       XXX       FL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8457350976 XXX       XXX       CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8458400217 XXX       XXX       NJ    3/XX/2007  1/XX/2007    Primary    Purchase                      3        C        C        C        C                                                 [3] Application / Processing - Missing Document: Missing Final 1003        Final 1003 is missing                                                                                                                                   3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late       State Compliance - New Jersey                                                       Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           charge of greater than 5.0% or a grace period less than 15 days.                                                                    Home Loan (Late Charge): 6% late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      charge exceeds 5% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              state (NJ)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456048597 XXX       XXX       NY    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458457263 XXX       XXX       TX    5/XX/2007  4/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451247536 XXX       XXX       NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was                                                                                            -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              included in the pay-off which may impact high cost findings.
8451701058 XXX       XXX       CT    6/XX/2007  5/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
8453160623 XXX       XXX       PA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451227876 XXX       XXX       NY    3/XX/2007  2/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  State Compliance - New York Late                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Charge Percent Testing: 5% late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 09/XX/2006.                                                             charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
8458567335 XXX       XXX       NY    2/XX/2007  1/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  State Compliance - New York Late                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Charge Percent Testing: 5% late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 01/XX/2007.                                                             charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $50,723.53 is  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $51,022.91 in the amount of $299.38.                                               Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL itemization did not disclose
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               a Discount Fee of  $ 299.38 .as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               prepaid finance charge
8456738818 XXX       XXX       OH    3/XX/2007  2/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           retained by lender.
8450193415 XXX       XXX       AZ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                  contain the standard Due on Sale clause.                                                                                                                                                                                                                                                       were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver
8452341187 XXX       XXX       VA    5/XX/2007  5/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.11786% is in excess of the allowable                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX on a Original
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $XXX or XXX).
8453842290 XXX       XXX       FL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8452344283 XXX       XXX       IL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
8453072312 XXX       XXX       IN    6/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459080964 XXX       XXX       NJ    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454961064 XXX       XXX       NJ    7/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three   TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.                                                                                                   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower.
8457474638 XXX       XXX       FL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8459663874 XXX       XXX       MA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456415087 XXX       XXX       CA    5/XX/2007  4/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8457205641 XXX       XXX       MI    5/XX/2007  4/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8452848755 XXX       XXX       NJ    5/XX/2007  4/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459402141 XXX       XXX       NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was                                                                                            -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458642047 XXX       XXX       NY    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451058229 XXX       XXX       UT    5/XX/2007  4/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8454456148 XXX       XXX       NJ    5/XX/2007  4/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458694435 XXX       XXX       MD    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              determined. Unable to determine if correct TILA rescission form was used.
8459121503 XXX       XXX       OH    6/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not                                                                                     -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8451724982 XXX       XXX       GA    6/XX/2007  4/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8457985377 XXX       XXX       CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8458188036 XXX       XXX       MI    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Act:  List of HUD-approved credit counseling agencies not provided to borrower.
8457808156 XXX       XXX       CA    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450888438 XXX       XXX       NY    6/XX/2007  5/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8451981377 XXX       XXX       SC    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
8458407285 XXX       XXX       CT    5/XX/2007  5/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
8457382165 XXX       XXX       OH    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Federal Compliance - Final TIL                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not   TIL itemization did not disclose
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           retained by lender.                                                                                                                 $150 Closing fee and $15 Wire
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales   fee as prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $90,757.65 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $90,922.73 in the amount of $165.08.
8450985106 XXX       XXX       CA    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
8454467115 XXX       XXX       IL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459179303 XXX       XXX       OH    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
8454642814 XXX       XXX       NJ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458219144 XXX       XXX       GA    5/XX/2007  5/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8454206619 XXX       XXX       MO    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8459260768 XXX       XXX       WV    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Federal Compliance - RESPA                                                          -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three   Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.                                                                                                   Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               of Application: The ABA was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               provided to the borrower in a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               timely manner.
8457204876 XXX       XXX       NY    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450965698 XXX       XXX       NY    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Home Improvement                                                                                                    title in file.                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458822994 XXX       XXX       MD    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459814524 XXX       XXX       NJ    6/XX/2007  5/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Incorrect Right To Cancel Form Used -G-7, G-8 or G-9 used on a Purchase HELOC Transaction: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a purchase transaction.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8453689446 XXX       XXX       CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
8454981103 XXX       XXX       NJ    8/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
8451196503 XXX       XXX       VA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8453697502 XXX       XXX       WA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
8451954186 XXX       XXX       NY    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8453388451 XXX       XXX       OH    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8457602452 XXX       XXX       CA    6/XX/2007  5/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8455483975 XXX       XXX       OH    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8455156860 XXX       XXX       MI    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to                                                                                              -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8455943695 XXX       XXX       CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454739869 XXX       XXX       IN    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8452586814 XXX       XXX       MD    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459587180 XXX       XXX       PA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure                                                                                          -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
8456277380 XXX       XXX       NJ    4/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was                                                                                            -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 included in the pay-off which may impact high cost findings.
8459544658 XXX       XXX       OH    4/XX/2007  3/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Consumer did not receive the required Closing Disclosure.
8453348395 XXX       XXX       TX    4/XX/2007  3/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                          2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
8459345169 XXX       XXX       MI    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Act:  List of HUD-approved credit counseling agencies not provided to borrower.
8456622093 XXX       XXX       NJ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        Federal Compliance - Final TIL                                                      -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 included in the pay-off which may impact high cost findings.                                                                        Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $75,078.43 is  The under disclosure is due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $75,124.84 in the amount of $46.41.                                                the lender under disclosing the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Discount Points.  The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               itemization indicates $890.62
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but Final HUD reflects borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               paid Discount Points of $937.50.
8458992173 XXX       XXX       VA    4/XX/2007  3/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8452128061 XXX       XXX       NY    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8456011367 XXX       XXX       PA    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458418795 XXX       XXX       MO    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8459803854 XXX       XXX       MA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
8450793313 XXX       XXX       MA    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454542453 XXX       XXX       CA    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8452023704 XXX       XXX       IL    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8453983301 XXX       XXX       OH    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not                                                                                     -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           received by borrower within five (5) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
8459983584 XXX       XXX       TX    8/XX/2007  7/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                          2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
8452492621 XXX       XXX       MA    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451926361 XXX       XXX       NJ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8458376542 XXX       XXX       KY    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450088510 XXX       XXX       LA    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8454335902 XXX       XXX       OH    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not                                                                                     -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8453504621 XXX       XXX       AL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450678703 XXX       XXX       CA    3/XX/2007  3/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state.        State Compliance - California                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Primary Residence Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $308,374.28 is Percent Testing: 10% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $308,649.10 in the amount of $274.82.                                              exceeds 6% maximum per state of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               CA.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine reason for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               under disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Itemization of Amount Financed.
8450366770 XXX       XXX       CT    4/XX/2007  3/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title
8451715791 XXX       XXX       CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                            -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8457595220 XXX       XXX       SC    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   State Compliance - South                                                            -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      Carolina Home Loan (Note Refers
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           to State Legal Provisions Other
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not  Than South Carolina): Note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of    specifies that the loan is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           the loan.                                                                                                                           governed by Ohio law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (Note Refers to State Legal Provisions Other Than South Carolina): South Carolina   State Compliance - South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Home Loan: Promissory Note refers to state legal provisions other than South Carolina.                                              Carolina Late Charge Amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Late Charge Amount Testing: Note late charge exceeds maximum per state.                       Testing: SC law prohibits a late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                          fee on a second mortgage in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   excess of the lesser of 5% of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                       the payment or $18.50. The note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               states the late fee is the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               greater of 10% or $40.
8458654336 XXX       XXX       CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state.        State Compliance - California                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Primary Residence Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Percent Testing: Late charge fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 02/XX/2007.                                                             of 10% exceeds the max allowed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               of 6% for the state of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               California.
8456276523 XXX       XXX       OH    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  State Compliance - Ohio Late                                                        -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Charge Percent and Amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 03/XX/2007.                                                             Testing: 10% late charge and $40
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not exceeds the max limit of 5% or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.             $15 for OH
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Consumer did not receive the required Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8457450823 XXX       XXX       CA    2/XX/2007  1/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
8458377763 XXX       XXX       CA    4/XX/2007  3/XX/2007    Primary    Purchase                      3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  State Compliance - California                                            Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 Primary Residence Late Charge                                                       Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state.        Percent Testing: Greater of $40
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     or 10% late charge exceeds 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                     maximum per state (CA)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 10/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8458690538 XXX       XXX       TX    4/XX/2007  3/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  State Compliance - Texas                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Interest Rate <= 10% Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 02/XX/2007.                                                             Percent Testing: Greater of 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Texas Interest Rate <= 10% Late Charge Percent Testing: Note late charge exceeds maximum per state.          or $40 late charge exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of         greater of 5% or $7.50 maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           7.75000% is underdisclosed from calculated APR of 7.99904% outside of 0.125% tolerance.                                             per state of Texas.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $36,613.33 is  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $37,314.95 in the amount of $701.62.                                               APR Under/Over Disclosed By
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Greater Than 0.125%: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               determine reason for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               underdisclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine reason for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               underdisclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Itemization of Amount Financed.
8457145467 XXX       XXX       MA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
8459836669 XXX       XXX       FL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8450261513 XXX       XXX       MA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
8457161009 XXX       XXX       NY    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8457774824 XXX       XXX       NJ    6/XX/2007  5/XX/2007    Primary    Construction-Permanent        2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8453618281 XXX       XXX       AL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not    Federal Compliance - RESPA                                               Yes        TR HUD
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                               Disclosure - Affiliated Business                                                    Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three   Provided Within 3 Business Days
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.                                                                                                   of Application: The Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               review and testing purposes.
8456325229 XXX       XXX       FL    6/XX/2007  6/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8455406375 XXX       XXX       CT    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Disclosure within a reasonably practicable time after using credit score.
8459247198 XXX       XXX       CA    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
8455798663 XXX       XXX       CA    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
8451591223 XXX       XXX       MD    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451476520 XXX       XXX       TX    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term           1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8456705637 XXX       XXX       CA    5/XX/2007  5/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
8453216873 XXX       XXX       NJ    5/XX/2007  5/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8454353184 XXX       XXX       OH    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
8458598863 XXX       XXX       VA    5/XX/2007  5/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   Federal Compliance - TILA HELOC                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                       - HELOC Brochure Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing    Timely: There is no initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           requirements due to missing Initial Loan Application Date.                                                                          lenders application. This is a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  broker loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine     Federal Compliance - TILA HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 05/XX/2007.                                                             - Important Terms Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Provided Timely: There is no
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  initial lenders application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               This is a broker loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               There is no initial lenders
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               application. This is a broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               of Application: There is no
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               initial lenders application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               This is a broker loan.
8454309650 XXX       XXX       MA    5/XX/2007  5/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8457815993 XXX       XXX       MI    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 6.10000% is in excess of the allowable                                                                                          -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX on a Original
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $XXX or XXX).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
8450402088 XXX       XXX       MO    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
8454423130 XXX       XXX       IL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
8458616638 XXX       XXX       MD    7/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not                                                                                                                                                                1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation                                                                                                  contain the standard Due on Sale clause.
8450171862 XXX       XXX       CT    6/XX/2007  5/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
8450696248 XXX       XXX       NJ    7/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other                                                                                                               title in file.                                                             or Final Title
8455350500 XXX       XXX       CA    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8450244559 XXX       XXX       CO    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title
8452559570 XXX       XXX       NJ    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          1        A        A        A        A                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title
8458565648 XXX       XXX       NM    12/XX/2007 10/XX/2007   Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8455812061 XXX       XXX       NJ    6/XX/2007  5/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450936787 XXX       XXX       MI    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan                                                                                     -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
8451375274 XXX       XXX       AZ    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
8450624311 XXX       XXX       NY    6/XX/2007  5/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8451921649 XXX       XXX       IN    6/XX/2007  5/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8452487716 XXX       XXX       IL    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459526120 XXX       XXX       NC    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456441575 XXX       XXX       NC    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain preliminary or                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Federal Compliance - (Missing                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             final title documents                                                                                                                                                                                               determined. Unable to determine if correct TILA rescission form was used.                                                           Data) Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       loan is a same lender refi: Did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three   not locate the Preliminary Title
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.                                                                                                   in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
8459646181 XXX       XXX       CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454300252 XXX       XXX       CA    6/XX/2007  5/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450039306 XXX       XXX       OH    12/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
8454720154 XXX       XXX       OH    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8458548236 XXX       XXX       CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
8450227003 XXX       XXX       OH    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           received by borrower within five (5) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
8458987257 XXX       XXX       FL    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
8452836385 XXX       XXX       WA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency
8450806066 XXX       XXX       NV    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8452590669 XXX       XXX       NY    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8454434670 XXX       XXX       NH    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458708392 XXX       XXX       SC    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
8458187061 XXX       XXX       NJ    6/XX/2007  5/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8457544913 XXX       XXX       NY    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456426473 XXX       XXX       IN    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
8452286839 XXX       XXX       OH    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Retained by Lender): Unable to test borrower acknowledgment receipt due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Signed): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8452304702 XXX       XXX       NJ    7/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450956441 XXX       XXX       NY    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450148999 XXX       XXX       DE    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8453435667 XXX       XXX       NJ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        Federal Compliance - Payoff                                                         -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 included in the pay-off which may impact high cost findings.                                                                        Statement Missing: a mortgage is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       not being paid at closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455193378 XXX       XXX       NY    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
8455372443 XXX       XXX       CA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455029106 XXX       XXX       TX    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
8458743738 XXX       XXX       MI    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8457144365 XXX       XXX       MD    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451001986 XXX       XXX       IL    6/XX/2007  5/XX/2007    Second     Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                             Home       Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
8455358543 XXX       XXX       NJ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
8456259393 XXX       XXX       SC    8/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
8459788806 XXX       XXX       NJ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455654758 XXX       XXX       NY    7/XX/2007  6/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8455148174 XXX       XXX       CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency
8456465525 XXX       XXX       MO    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
8450460489 XXX       XXX       FL    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.53501% is in excess of the allowable                                                                                          -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX on a Original
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $XXX or XXX).
8450318185 XXX       XXX       NY    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.
8458324599 XXX       XXX       MO    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 05/XX/2007.                                                             TIL Itemization did not disclose
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Prepaid interest of $77.09 and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Settlement fee of $150 as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $29,855.87 is  prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $30,090.86 in the amount of $234.99.
8455606506 XXX       XXX       NJ    7/XX/2007  6/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
8458147003 XXX       XXX       CA    6/XX/2007  5/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8454297393 XXX       XXX       NJ    7/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
8450580838 XXX       XXX       NJ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              determined. Unable to determine if correct TILA rescission form was used.
8455529436 XXX       XXX       CA    6/XX/2007  6/XX/2007    Primary    Refinance Rate/Term           3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency
8452723238 XXX       XXX       NV    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
8450871587 XXX       XXX       LA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454558372 XXX       XXX       GA    6/XX/2007  6/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8452286737 XXX       XXX       CA    7/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
8453630042 XXX       XXX       CA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8452490764 XXX       XXX       OH    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not                                                                                     -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
8459948352 XXX       XXX       GA    6/XX/2007  6/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
8450856676 XXX       XXX       MD    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
8459321502 XXX       XXX       NY    7/XX/2007  6/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454572723 XXX       XXX       GA    6/XX/2007  5/XX/2007    Second     Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                             Home
8457884767 XXX       XXX       MA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was                                                                                            -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 included in the pay-off which may impact high cost findings.
8453010450 XXX       XXX       MA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home State Compliance - Massachusetts                                                    -
                                                                        Home Improvement                                                                                                                                                                                                                                                                                                                                                                                                   Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the           Home Loan - Borrower's Interest
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower's interest.                                                                                                                Tangible Net Benefit Worksheet
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Late Charge Grace Period Testing: Note grace period less than minimum per state.               Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        Loan: No evidence in loan file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        of document or worksheet
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       indicating how the lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three   determined that the home loan is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.                                                                                                   in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               State Compliance - Massachusetts
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Late Charge Grace Period
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Testing: 10 day grace period is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               less than 15 day minimum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               state (MA)
8457302623 XXX       XXX       MA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
8452096982 XXX       XXX       NJ    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to borrower.
8452610230 XXX       XXX       IN    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.
8457328016 XXX       XXX       CA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
8457638537 XXX       XXX       NJ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Federal Compliance - Final TIL                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     TIL Itemization only disclosed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 12/XX/2006.                                                             origination charges in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       amount of $ 623.06 and final HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  reflects  $848.06
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $60,425.18 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $60,650.11 in the amount of $224.93.
8457344723 XXX       XXX       NJ    8/XX/2007  6/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8452212884 XXX       XXX       NJ    8/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459022775 XXX       XXX       SC    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
8453670106 XXX       XXX       SC    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
8458663412 XXX       XXX       CA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8455913479 XXX       XXX       NY    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458521483 XXX       XXX       NY    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain wither Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             of Final Title.                                                                                                                                                                                                     disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8457641082 XXX       XXX       OH    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Consumer did not receive the required Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
8456471260 XXX       XXX       NY    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    Final tile was not provided                                                                                                                             2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459223992 XXX       XXX       MA    7/XX/2007  6/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8452787854 XXX       XXX       CT    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $89,460.99 is  Federal Compliance - Final TIL                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $89,513.34 in the amount of $52.35.                                                Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10  TIL Itemization disclosed the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same     prepaid interest of $401.12
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           creditor. The H-8 form was used, the H-9 form should have been used.                                                                while the HUD reflects a $453.44
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               charge.
8459482438 XXX       XXX       NJ    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure                                                                                          -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458587716 XXX       XXX       NJ    5/XX/2007  3/XX/2007    Primary    Purchase                      3        C        C        C        C                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late       State Compliance - Note Error:                                                      Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           charge of greater than 5.0% or a grace period less than 15 days.                                                                    Note late charge percentage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                            exceeds maximum per state: 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       late charge exceeds 5% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three   for NJ.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458685212 XXX       XXX       MA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455549264 XXX       XXX       MA    3/XX/2007  3/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.                       State Compliance - Massachusetts                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                            Late Charge Percent Testing: 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       late charge exceeds 3% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three   per state (MA)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.                                                                                                   State Compliance - Note Error:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Note late charge percentage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               exceeds maximum per state: 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               late charge exceeds 3% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               per state (MA)
8454998439 XXX       XXX       UT    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451592738 XXX       XXX       CA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
8456585470 XXX       XXX       MA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8452414721 XXX       XXX       FL    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8453338539 XXX       XXX       NY    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    "File does not contain either Preliminary                                                                                                               2           B           B           B           B           [2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements                      State Compliance - (Doc Error)                                                      -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Note Error: Loan does not comply
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three   with state prepayment penalty
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.                                                                                                   requirements: PPP Expired.   N/A
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: XXX is not a non depository
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.             mortgage banker.
8459417624 XXX       XXX       CA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8455383216 XXX       XXX       NY    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
8453019429 XXX       XXX       PA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8459908195 XXX       XXX       NY    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
8454033782 XXX       XXX       VA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       State Compliance - Virginia Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      determined. Unable to determine if correct TILA rescission form was used.                                                           Charge Percent Testing: 10% late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine         charge exceeds the maximum of 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     for VA.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state.
8454938068 XXX       XXX       MA    5/XX/2007  4/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - Massachusetts                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                     Late Charge Grace Period
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Late Charge Grace Period Testing: Note grace period less than minimum per state.               Testing: 10 day grace period is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.                       less than 15 day minimum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  state MA.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
8453723939 XXX       XXX       NY    6/XX/2007  5/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                     Charge Grace Period Testing: 10
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  grace period is less than 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     minimum per state NY.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 12/XX/2006.                                                             State Compliance - New York Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                    Charge Percent Testing: 10% late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            charge exceeds 2% maximum for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               NY.
8453124759 XXX       XXX       TN    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  State Compliance - Tennessee                                                        -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Late Charge Percent and Amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 11/XX/2006.                                                             Testing: Late charge of 10% is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Tennessee Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.                within state (TN) no limits.
8453066107 XXX       XXX       NM    5/XX/2007  5/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
8455324756 XXX       XXX       MD    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - Note Error:                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                     Note late charge percentage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  exceeds maximum per state: Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine     charge of 10% exceeds state (MD)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 05/XX/2007.                                                             limit of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
8453013539 XXX       XXX       NY    5/XX/2007  4/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                    State Compliance - New York Late                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            Charge Grace Period Testing: 10
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                          day grace period does not meet
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           minimum 15 day grace period per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               State Compliance - New York Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Percent Testing: 10% late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               state (NY)
8458582514 XXX       XXX       NY    5/XX/2007  4/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  State Compliance - New York Late                                                    -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Charge Grace Period Testing: 10
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 11/XX/2006.                                                             day grace period is less than 15
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                    day grace period per state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            State Compliance - New York Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                            Charge Percent Testing: 10% late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           charge exceeds maximum 2% per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               State Compliance - Note Error:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Note late charge percentage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               exceeds maximum per state: 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               late charge exceeds maximum 2%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               per state (NY)
8458740451 XXX       XXX       CT    5/XX/2007  4/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Federal Compliance - Final TIL                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 11/XX/2006.                                                             disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $51,026.50 is  itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $51,204.78 in the amount of $178.28.
8450780389 XXX       XXX       FL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.98138% is in excess of the allowable                                                                                          -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX on a Original
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $XXX or XXX).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
8450193633 XXX       XXX       UT    7/XX/2007  6/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8457952862 XXX       XXX       CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8455665012 XXX       XXX       NJ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                        Home Improvement                                                                                                                                                                                                                                                                                                                                                                                                   disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
8455532123 XXX       XXX       GA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Federal Compliance - Payoff                                                         -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      determined. Unable to determine if correct TILA rescission form was used.                                                           Statement Missing: Subject is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        stand alone second, all cash in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        hand.  No payoffs apply.
8451823582 XXX       XXX       MO    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      determined. Unable to determine if correct TILA rescission form was used.
8452871681 XXX       XXX       NY    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459712123 XXX       XXX       AZ    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456509382 XXX       XXX       TX    7/XX/2007  7/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8451705684 XXX       XXX       UT    6/XX/2007  5/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8452691815 XXX       XXX       KY    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8452303893 XXX       XXX       NJ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
8459066252 XXX       XXX       NC    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8452032979 XXX       XXX       CT    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454734187 XXX       XXX       PA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              not provide Affiliated Business Arrangement Disclosure to borrower.
8453573487 XXX       XXX       MA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
8458465197 XXX       XXX       NY    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure                                                                                          -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
8457583578 XXX       XXX       MI    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable                                                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8458594025 XXX       XXX       AL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8457633082 XXX       XXX       OH    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
8456163298 XXX       XXX       CA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458337411 XXX       XXX       OH    6/XX/2007  6/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           received by borrower within five (5) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8459737858 XXX       XXX       MA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of         Federal Compliance - Final TIL                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 7.33800% is underdisclosed from calculated APR of 7.47377% outside of 0.125% tolerance.                                             Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $55,972.94 is  TIL itemization did not disclose
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $56,514.77 in the amount of $541.83.                                               the $26 flood cert fee, $90
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               pay-off fee, $350 settlement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               fee, $125 sub escrow fee, $55
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               wire fee, and $109.98 courier
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               fees as prepaid finance charges.
8452582310 XXX       XXX       CT    7/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 07/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8456364539 XXX       XXX       FL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456136742 XXX       XXX       NJ    7/XX/2007  6/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
8459328725 XXX       XXX       TN    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456849920 XXX       XXX       WA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to borrower.
8456347993 XXX       XXX       NY    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8452194985 XXX       XXX       NY    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450022032 XXX       XXX       NJ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was                                                                                            -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8453985603 XXX       XXX       NY    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454495481 XXX       XXX       NJ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
8457528615 XXX       XXX       NY    8/XX/2007  7/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8455927839 XXX       XXX       CA    8/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454825585 XXX       XXX       MD    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8450502200 XXX       XXX       MD    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455632864 XXX       XXX       NJ    7/XX/2007  6/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8457594928 XXX       XXX       MA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home                                                                                     -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451974874 XXX       XXX       NJ    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was                                                                                            -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
8455445721 XXX       XXX       NY    7/XX/2007  6/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8453004964 XXX       XXX       NY    7/XX/2007  6/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8456924671 XXX       XXX       NY    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" Federal Compliance - TILA HELOC                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 disclosure not provided to borrower at time of account opening.                                                                     - HELOC Brochure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to          Multi-purpose disclosure,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower.                                                                                                                           signed, covers this but system
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       would not allow association of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three   document; validated indicated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.                                                                                                   documentation mismatch.
8455059098 XXX       XXX       NC    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458535911 XXX       XXX       MD    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451005283 XXX       XXX       OR    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8451072889 XXX       XXX       NJ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was                                                                                            -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     included in the pay-off which may impact high cost findings.
8455593918 XXX       XXX       CA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    No evidence of Prelininary or Final Title                                                                                                               2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             in file.                                                                                                                                                                                                            determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
8450813493 XXX       XXX       NY    8/XX/2007  6/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8450260070 XXX       XXX       AZ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454815413 XXX       XXX       WA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8458085161 XXX       XXX       TX    8/XX/2007  6/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                            title in file.
8451307920 XXX       XXX       CT    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8453398162 XXX       XXX       GA    8/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain Preliminary or                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             Final Title.                                                                                                                                                                                                        determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458502246 XXX       XXX       VA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455923155 XXX       XXX       MO    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
8450506472 XXX       XXX       FL    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455909485 XXX       XXX       NV    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8450627097 XXX       XXX       FL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
8455940984 XXX       XXX       HI    7/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation
8452412502 XXX       XXX       CT    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
8458101854 XXX       XXX       IL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8459328484 XXX       XXX       TX    5/XX/2007  4/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
8451634871 XXX       XXX       MO    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
8454640273 XXX       XXX       TX    5/XX/2007  5/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
8453280475 XXX       XXX       NV    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8453305780 XXX       XXX       NY    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to                                                                                              -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
8451971956 XXX       XXX       NY    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454409270 XXX       XXX       OH    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Consumer did not receive the required Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8457515798 XXX       XXX       NJ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
8456313937 XXX       XXX       NJ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8456890396 XXX       XXX       MA    6/XX/2007  5/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
8456495597 XXX       XXX       NH    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.99667% is in excess of the allowable                                                                                          -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX on a Original
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $XXX or XXX).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
8454707690 XXX       XXX       NH    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
8455743533 XXX       XXX       GA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8453266564 XXX       XXX       MA    6/XX/2007  5/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
8451950852 XXX       XXX       UT    7/XX/2007  5/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.
8450701458 XXX       XXX       MA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8457990066 XXX       XXX       VA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
8453260498 XXX       XXX       NY    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8457005314 XXX       XXX       NJ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8450324329 XXX       XXX       GA    7/XX/2007  7/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8452068421 XXX       XXX       NJ    6/XX/2007  3/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $64,590.01 is  Federal Compliance - Final TIL                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $64,845.01 in the amount of $255.00.                                               Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Itemization of Amount Financed
8451448460 XXX       XXX       NJ    7/XX/2007  6/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
8459953078 XXX       XXX       NY    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
8459371890 XXX       XXX       IL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 01/XX/2007.                                                             Under-disclosure is fee related.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $87,745.16 is  Unable to determine
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $87,782.88 in the amount of $37.72.                                                under-disclosure due to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL Itemization is missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               from the file.
8451447823 XXX       XXX       GA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
8450774521 XXX       XXX       MA    7/XX/2007  7/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
8451085518 XXX       XXX       NJ    6/XX/2007  5/XX/2007    Primary    Purchase                      3        C        C        C        C                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late       State Compliance - New Jersey                                                       Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           charge of greater than 5.0% or a grace period less than 15 days.                                                                    Home Loan (Late Charge): 10 day
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  grace period is less than 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     minimum per state (NJ).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 12/XX/2006.
8451929596 XXX       XXX       CA    7/XX/2007  6/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
8453484435 XXX       XXX       CA    7/XX/2007  6/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
8457249603 XXX       XXX       CA    5/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
8450031547 XXX       XXX       MA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8456068331 XXX       XXX       NY    7/XX/2007  6/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
8457236791 XXX       XXX       NM    7/XX/2007  2/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8450130593 XXX       XXX       MA    7/XX/2007  6/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
8456485086 XXX       XXX       GA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8456611118 XXX       XXX       SC    8/XX/2007  7/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements                      State Compliance - (Doc Error)                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Note Error: Loan does not comply
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three   with state prepayment penalty
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.                                                                                                   requirements: PPP expired.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (Impermissible Prepayment Penalty): South Carolina Home Loan: Prepayment penalty    Prepayment charge not allowed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           prohibited on loan amount less than 180,000.00.                                                                                     per state (SC). Lender is XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Consumer Protection Code (Impermissible Prepayment Penalty): South Carolina Consumer          State Compliance - South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Protection Code: South Carolina Consumer Protection Code: Mortgage loan equal to or less than $ 180,000.00 contains an              Carolina Home Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           impermissible prepayment penalty.                                                                                                   (Impermissible Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $51,034.00 is  Penalty): PPP expired.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $51,206.23 in the amount of $172.23.                                               Prepayment charge not allowed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               per state (SC). Lender is XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               State Compliance - South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Carolina Consumer Protection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Code (Impermissible Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Penalty): PPP expired.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment charge not allowed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               per state (SC). Lender is XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine source of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               discrepancy, The itemization in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               file shows a $134 over
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosure rather than a $172
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               under disclosure.
8455717477 XXX       XXX       NM    7/XX/2007  6/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8459725748 XXX       XXX       GA    7/XX/2007  6/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
8452616157 XXX       XXX       NJ    7/XX/2007  3/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
8454705590 XXX       XXX       CT    7/XX/2007  7/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8457691164 XXX       XXX       KY    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure                                                                                          -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
8452420086 XXX       XXX       CA    7/XX/2007  6/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8452590198 XXX       XXX       NY    9/XX/2007  7/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8453680412 XXX       XXX       FL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either the                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                               title in file.                                                             Preliminary or Final Title.                                                                                                                                                                                         were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8451568586 XXX       XXX       NY    8/XX/2007  7/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8456409140 XXX       XXX       NY    7/XX/2007  5/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8459847491 XXX       XXX       MA    8/XX/2007  7/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8459035353 XXX       XXX       IN    7/XX/2007  3/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
8451476879 XXX       XXX       IN    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8453708311 XXX       XXX       NJ    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Home Improvement                                                                                                    title in file.                                                             or Final Title.
8456568141 XXX       XXX       NY    8/XX/2007  6/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8455482883 XXX       XXX       CA    7/XX/2007  6/XX/2007    Second     Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not                                                                                          -
                                                             Home       Home Improvement                                                                                                                                                                                                                                                                                                                                                                                                   provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8456850499 XXX       XXX       IA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8451517436 XXX       XXX       TX    7/XX/2007  6/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
8451448698 XXX       XXX       VA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8456378132 XXX       XXX       OH    8/XX/2007  7/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           retained by lender.
8458242152 XXX       XXX       NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
8451994410 XXX       XXX       CA    8/XX/2007  8/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8457172595 XXX       XXX       NJ    8/XX/2007  7/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8454577785 XXX       XXX       MA    8/XX/2007  7/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
8459573932 XXX       XXX       AK    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8456313502 XXX       XXX       CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
8456007772 XXX       XXX       MS    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
8459235109 XXX       XXX       KS    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456901729 XXX       XXX       OH    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Consumer did not receive the required Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
8458294523 XXX       XXX       FL    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure                                                                                          -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
8456067824 XXX       XXX       NY    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure                                                                                          -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
8459674582 XXX       XXX       AL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450455490 XXX       XXX       IN    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8452561796 XXX       XXX       CT    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Federal Compliance - FACTA                                                          -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10  Disclosure Missing: The FACTA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same     was not provided for this
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           creditor. The H-8 form was used, the H-9 form should have been used.                                                                transaction
8455933536 XXX       XXX       NJ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
8457121823 XXX       XXX       CA    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.
8456454528 XXX       XXX       CA    10/XX/2007 9/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8454225902 XXX       XXX       MO    10/XX/2007 9/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
8452973448 XXX       XXX       MD    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.
8457931907 XXX       XXX       GA    10/XX/2007 10/XX/2007   Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
8458571185 XXX       XXX       NJ    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8454432114 XXX       XXX       OH    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:                                                                                            -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           received by borrower within five (5) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450323964 XXX       XXX       MA    11/XX/2007 12/XX/2006   Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8459320686 XXX       XXX       NJ    12/XX/2007 6/XX/2007    Primary    Refinance Rate/Term           1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8450627523 XXX       XXX       NY    12/XX/2007 11/XX/2007   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
8452667233 XXX       XXX       NJ    1/XX/2008  12/XX/2007   Primary    Purchase                      2        B        B        B        B                                                 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                                                                                                                                         2           B           B           B           B           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not                                                                                     -
                                                                                                                                                                                            not provided                                                                                                                                                                                                                                                                                   disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2007.
8450755867 XXX       XXX       NJ    1/XX/2008  1/XX/2008    Primary    Purchase                      1        A        A        A        A                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                1           A           A           A           A                                                                                                                                                                                                                                   -
8450125069 XXX       XXX       CA    1/XX/2008  12/XX/2007   Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     determined. Unable to determine if correct TILA rescission form was used.
8459859226 XXX       XXX       NJ    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either the                                                                                                                        2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             Preliminary or Final Title.                                                                                                                                                                                         determined. Unable to determine if correct TILA rescission form was used.
8456283286 XXX       XXX       UT    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
8458539393 XXX       XXX       AZ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
8454175153 XXX       XXX       SC    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
8457771310 XXX       XXX       UT    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.
8452257329 XXX       XXX       VA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8453284497 XXX       XXX       CA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8453823258 XXX       XXX       NJ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
8450963989 XXX       XXX       MD    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8452428551 XXX       XXX       IN    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
8450502715 XXX       XXX       OH    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:                                                                                            -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450395983 XXX       XXX       MN    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8459494105 XXX       XXX       CA    8/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450118729 XXX       XXX       NY    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
8458164096 XXX       XXX       NJ    7/XX/2007  7/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower.
8458227083 XXX       XXX       NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458990456 XXX       XXX       MA    7/XX/2007  6/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450287687 XXX       XXX       NJ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450435278 XXX       XXX       MA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home                                                                                     -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459212618 XXX       XXX       FL    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency
8456363362 XXX       XXX       NH    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8457419724 XXX       XXX       NJ    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 Miscellaneous Compliance - (Doc                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Error) Initial GFE not provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               There was no good faith estimate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               received.
8459744634 XXX       XXX       NM    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455674838 XXX       XXX       NY    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure                                                                                          -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
8456221412 XXX       XXX       IL    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
8457753714 XXX       XXX       NY    8/XX/2007  7/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   State Compliance - (Doc Error)                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Note Error: Loan does not comply
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     with state prepayment penalty
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 06/XX/2007.                                                             requirements: The PPP is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements                      expired.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8457168528 XXX       XXX       NC    8/XX/2007  6/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8459045771 XXX       XXX       NY    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454432091 XXX       XXX       OH    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
8453564977 XXX       XXX       MA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
8454476755 XXX       XXX       CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                          3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                        Other                                                                                                               does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
8453481014 XXX       XXX       MA    3/XX/2007  2/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
8453885592 XXX       XXX       CA    3/XX/2007  2/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
8458512722 XXX       XXX       KY    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
8452295958 XXX       XXX       CA    3/XX/2007  2/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                          2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
8455475858 XXX       XXX       CA    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
8457471016 XXX       XXX       NY    3/XX/2007  2/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8455176537 XXX       XXX       NC    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
8453398714 XXX       XXX       MD    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8453387394 XXX       XXX       NY    7/XX/2007  6/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8453243990 XXX       XXX       AZ    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8456487185 XXX       XXX       VA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8457952624 XXX       XXX       AL    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455237289 XXX       XXX       NJ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was                                                                                            -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              included in the pay-off which may impact high cost findings.
8451157849 XXX       XXX       NJ    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8452066785 XXX       XXX       MD    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8455808776 XXX       XXX       NJ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8451281348 XXX       XXX       KY    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8451338948 XXX       XXX       CA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 Miscellaneous Compliance - (Doc                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Error) Initial GFE not provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial GFE missing.
8454826361 XXX       XXX       NY    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459588371 XXX       XXX       MI    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.82500% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX on a Original
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $XXX or XXX).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Act:  List of HUD-approved credit counseling agencies not provided to borrower.
8450955735 XXX       XXX       MI    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
8454311566 XXX       XXX       FL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459020884 XXX       XXX       NJ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
8457774494 XXX       XXX       IL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8452335325 XXX       XXX       MD    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455849276 XXX       XXX       IN    7/XX/2007  6/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455732872 XXX       XXX       NY    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458869474 XXX       XXX       NJ    8/XX/2007  7/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
8458917433 XXX       XXX       NY    10/XX/2007 9/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459729451 XXX       XXX       FL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450844345 XXX       XXX       NY    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Home Improvement                                                                                                    title in file.                                                             or Final Title.                                                                                                                                                                                                     determined. Unable to determine if correct TILA rescission form was used.
8451688537 XXX       XXX       AZ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8457627123 XXX       XXX       NJ    7/XX/2007  7/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8454581290 XXX       XXX       KY    7/XX/2007  6/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
8459054889 XXX       XXX       NJ    7/XX/2007  7/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance -                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                     Disbursement Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing    Disbursement Date is same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           information.                                                                                                                        settlement date as this is a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided purchase transaction.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           to borrower at application.                                                                                                         Federal Compliance - FACTA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Disclosure Missing: Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three   Date not listed on the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.                                                                                                   disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8450752721 XXX       XXX       SC    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
8451004059 XXX       XXX       MD    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458416791 XXX       XXX       SC    5/XX/2007  4/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Late Charge Amount Testing: Note late charge exceeds maximum per state.
8450208712 XXX       XXX       NY    6/XX/2007  6/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8454934571 XXX       XXX       NM    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
8450906993 XXX       XXX       NJ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
8450358476 XXX       XXX       UT    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation                                                                                                  title in file.
8458972852 XXX       XXX       MD    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8451770202 XXX       XXX       LA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to borrower.
8456179148 XXX       XXX       IL    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to borrower.
8458040775 XXX       XXX       CA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 07/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8451455372 XXX       XXX       CT    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459820335 XXX       XXX       MA    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term           3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           C           C           C           C           [3] State Compliance - Massachusetts Borrower's Interest Tangible Net Benefit Test: Massachusetts Home Loan: Unable to determine if                                                                                     State - NC
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      mortgage loan was refinanced within 60 months without providing a tangible net benefit to the borrower due to missing prior loan information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
8454127222 XXX       XXX       UT    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    Final title not found.                                                                                                                                  2           B           B           B           B           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.61371% is in excess of the allowable                                                                                          -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX on a Original
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $XXX or XXX).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8453004223 XXX       XXX       MI    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage                                                                                          -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Act:  List of HUD-approved credit counseling agencies not provided to borrower.
8459629792 XXX       XXX       CT    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     determined. Unable to determine if correct TILA rescission form was used.
8458670960 XXX       XXX       IL    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $73,708.46 is  Federal Compliance - Final TIL                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              underdisclosed from calculated Finance Charge of $73,888.35 in the amount of $179.89.                                               Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL Itemization only disclosed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               discount fee in the amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               $1710.00 and final HUD reflects
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               $1890.00.
8452275766 XXX       XXX       OH    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
8451142278 XXX       XXX       MA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
8454441952 XXX       XXX       MA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was                                                                                            -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455662053 XXX       XXX       ID    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8455200726 XXX       XXX       IL    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8455583047 XXX       XXX       FL    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459986922 XXX       XXX       NJ    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8458402065 XXX       XXX       WA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8450389199 XXX       XXX       NY    9/XX/2007  7/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456958798 XXX       XXX       CA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456040469 XXX       XXX       NM    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456049336 XXX       XXX       PA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8453272522 XXX       XXX       MD    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458664885 XXX       XXX       MA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
8456879338 XXX       XXX       NY    8/XX/2007  7/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8455529150 XXX       XXX       NC    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8453251157 XXX       XXX       NY    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450700996 XXX       XXX       OH    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements                                                                                                          -
                                                                        Home Improvement                                                                                                    title in file.
8452299926 XXX       XXX       LA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     determined. Unable to determine if correct TILA rescission form was used.
8456843105 XXX       XXX       OR    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
8459857446 XXX       XXX       UT    7/XX/2007  7/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8453677762 XXX       XXX       NY    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements                      State Compliance - (Doc Error)                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Note Error: Loan does not comply
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three   with state prepayment penalty
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.                                                                                                   requirements: PPP expired.  Per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               NY State law, prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               penalties are not permitted on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Junior liens.  Subject lien is a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               junior lien.
8458802944 XXX       XXX       PA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing                                                                                        -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 information.
8451285660 XXX       XXX       VA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450952297 XXX       XXX       NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8451488044 XXX       XXX       UT    8/XX/2007  7/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (HELOC):  Non-refundable fee imposed by lender within three (3) business days of borrower receiving HELOC disclosures and brochure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450371263 XXX       XXX       CA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
8459972030 XXX       XXX       GA    7/XX/2007  7/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8456596612 XXX       XXX       IN    9/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8455904530 XXX       XXX       NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8453906937 XXX       XXX       SC    11/XX/2007 7/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
8459275259 XXX       XXX       CT    7/XX/2007  7/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.43353% is in excess of the allowable                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX on a Original
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $XXX or XXX).
8453099751 XXX       XXX       NJ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
8451432412 XXX       XXX       NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451625902 XXX       XXX       OH    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Retained by Lender): Unable to test borrower acknowledgment receipt due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Signed): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
8452079708 XXX       XXX       OH    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not                                                                                     -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           received by borrower within five (5) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8453571976 XXX       XXX       MI    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan                                                                                     -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8458742459 XXX       XXX       NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450648927 XXX       XXX       CA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8457167253 XXX       XXX       IL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8453401398 XXX       XXX       IL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either the                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                        Debt Consolidation                                                                                                  title in file.                                                             Preliminary or Final Title Policy.                                                                                                                                                                                  Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
8456071275 XXX       XXX       NC    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Debt Consolidation
8454985604 XXX       XXX       NY    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8455328308 XXX       XXX       CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Federal Compliance - (Missing                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.                                                           Data) Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Prelim or Commitment was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               available.
8459772247 XXX       XXX       CT    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.38362% is in excess of the allowable      Federal Compliance - FNMA Points                                                    -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX on a Original    and Fees : Final HUD-1 Fees are
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $XXX or XXX).                                 captured accurately and match
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  fees on Itemization of Amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine     Financed. match
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8454124104 XXX       XXX       NM    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
8450350037 XXX       XXX       CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450558998 XXX       XXX       ID    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage                                                                                          -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8452470844 XXX       XXX       MD    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8452235916 XXX       XXX       NJ    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      determined. Unable to determine if correct TILA rescission form was used.
8451986369 XXX       XXX       MA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456406624 XXX       XXX       IL    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
8450790742 XXX       XXX       KY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Debt Consolidation                                                                                                  title in file.
8452250044 XXX       XXX       WI    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
8450986632 XXX       XXX       NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459044421 XXX       XXX       MI    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
8451068922 XXX       XXX       FL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8457137494 XXX       XXX       LA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
8452341896 XXX       XXX       GA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
8451693678 XXX       XXX       MA    8/XX/2007  8/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8455682749 XXX       XXX       AZ    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
8454834735 XXX       XXX       NC    8/XX/2007  8/XX/2007    Primary    Purchase                      1        A        A        A        A                                                 [2] Closing / Title - Final Title is marked as missing                                                                                                                                                                             1           A           A           A           A                                                                                                                                                                                                                                   -
8456911931 XXX       XXX       MD    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454326757 XXX       XXX       MA    7/XX/2007  7/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8454672546 XXX       XXX       VA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
8450490334 XXX       XXX       IN    8/XX/2007  7/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8450368879 XXX       XXX       MA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8457964241 XXX       XXX       FL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    "File does not contain either Preliminary                                                                                                               2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                               title in file.                                                             or Final Title".                                                                                                                                                                                                    determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
8450448952 XXX       XXX       KY    8/XX/2007  7/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
8454477914 XXX       XXX       WY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - Wyoming Late                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                     Charge Percent and Amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Testing: 5% late charge exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.             state maximum of 5% or $10 which
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Wyoming Uniform Consumer Credit Code (Closing Cost Statement Not Provided): Wyoming Uniform Consumer Credit  ever is less per state (WY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Code:  Full statement of closing costs to be incurred by the consumer not provided to borrower prior to any down payment or when lender made commitment to the transaction.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Wyoming Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Wyoming Uniform Consumer Credit Code (Charge for Insurance without Meeting Required Conditions): Wyoming
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Uniform Consumer Credit Code:  Lender contracted for separate charge for insurance without having met required conditions.
8454373185 XXX       XXX       UT    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation                                                                                                  title in file.
8450159917 XXX       XXX       NY    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8450300193 XXX       XXX       NJ    8/XX/2007  7/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458007928 XXX       XXX       IL    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8459747542 XXX       XXX       CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
8456227351 XXX       XXX       CT    9/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
8459785683 XXX       XXX       CT    8/XX/2007  8/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455267119 XXX       XXX       CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451817861 XXX       XXX       OH    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           received by borrower within five (5) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
8457150427 XXX       XXX       CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451827789 XXX       XXX       NM    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
8451117533 XXX       XXX       WA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Federal Compliance - Final TIL                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.                                                           Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $133,672.37 is TIL Itemization only disclosed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $133,774.69 in the amount of $102.32.                                              origination charges in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               amount of $2573.64 and final HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               reflects $2675.82.
8458026434 XXX       XXX       NJ    8/XX/2007  7/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8459149038 XXX       XXX       NY    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454802453 XXX       XXX       ME    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
8454710191 XXX       XXX       NJ    9/XX/2007  8/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8457371329 XXX       XXX       CA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation
8450068500 XXX       XXX       UT    8/XX/2007  8/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
8454307569 XXX       XXX       NY    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
8459694784 XXX       XXX       NJ    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8452399846 XXX       XXX       NY    9/XX/2007  7/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455505200 XXX       XXX       MO    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8458613041 XXX       XXX       NJ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8453071760 XXX       XXX       MA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was                                                                                            -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              included in the pay-off which may impact high cost findings.
8456418320 XXX       XXX       NJ    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was                                                                                            -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              included in the pay-off which may impact high cost findings.
8456734329 XXX       XXX       OH    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    No evidence of Preliminary or Final Title                                                                                                               2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             in file.                                                                                                                                                                                                            determined. Unable to determine if correct TILA rescission form was used.
8452707108 XXX       XXX       NY    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    There was no preliminary or final title                                                                                                                 2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             received.                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458050422 XXX       XXX       IL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation                                                                                                  title in file.
8452908910 XXX       XXX       OH    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8454442424 XXX       XXX       GA    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure                                                                                          -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
8451982928 XXX       XXX       NJ    8/XX/2007  8/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8459613638 XXX       XXX       TX    8/XX/2007  7/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450633339 XXX       XXX       CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459257225 XXX       XXX       NJ    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    No evidence of Preliminary or Final title                                                                                                               2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             in file.                                                                                                                                                                                                            determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
8453805296 XXX       XXX       NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    Final Title Policy                                                                                                                                      2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455973503 XXX       XXX       CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8457275586 XXX       XXX       OH    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8454514344 XXX       XXX       CO    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
8458236556 XXX       XXX       NJ    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                        Home Improvement                                                                                                                                                                                                                                                                                                                                                                                                   disclosure not provided to borrower at time of account opening.
8457173225 XXX       XXX       NJ    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8458384663 XXX       XXX       NH    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458747664 XXX       XXX       VA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8453541835 XXX       XXX       TN    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459985626 XXX       XXX       MD    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8459339542 XXX       XXX       NY    10/XX/2007 9/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   State Compliance - New York Late                                                    -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      due to missing Initial Loan Application Date.                                                                                       Charge Percent Testing: Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing    charge percentage of 5% exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           requirements due to missing Initial Loan Application Date.                                                                          maximum of 2% for state of New
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  York.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8452525628 XXX       XXX       CA    10/XX/2007 9/XX/2007    Primary    Refinance Rate/Term           1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8458931835 XXX       XXX       NY    8/XX/2007  7/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    There was no preliminary or final title                                                                                                                 2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" Federal Compliance - TILA HELOC                                                     -
                                                                                                                                                                                            title in file.                                                             received.                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.                                                                     - HELOC Brochure Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   Timely: This is a broker loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                       No initial creditor/lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing    application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           requirements due to missing Initial Loan Application Date.                                                                          Federal Compliance - TILA HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  - Important Terms Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Provided Timely: This is a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 07/XX/2007.                                                             broker loan. No initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       creditor/lender application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               This is a broker loan. No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               initial creditor/lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               of Application: This is a broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               loan. No initial creditor/lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               application.
8450806684 XXX       XXX       NM    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8453730464 XXX       XXX       NY    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8453445701 XXX       XXX       GA    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458963972 XXX       XXX       NJ    8/XX/2007  8/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8450400640 XXX       XXX       AZ    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456494205 XXX       XXX       WA    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 to borrower at application.
8455371712 XXX       XXX       PA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
8457158069 XXX       XXX       NM    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456642818 XXX       XXX       MA    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
8454469985 XXX       XXX       AL    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8457081505 XXX       XXX       NY    8/XX/2007  7/XX/2007    Primary    Refinance Streamlined         2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8457287321 XXX       XXX       NJ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8450893113 XXX       XXX       CA    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not                                                                                          -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
8458791789 XXX       XXX       CA    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454000368 XXX       XXX       MA    9/XX/2007  8/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456307336 XXX       XXX       MA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8453315407 XXX       XXX       FL    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8457052255 XXX       XXX       MA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home                                                                                     -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8455006856 XXX       XXX       NJ    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8451909841 XXX       XXX       AZ    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
8454005274 XXX       XXX       NJ    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450472302 XXX       XXX       KY    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Federal Compliance - Final TIL                                                      -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.                                                           Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       TIL itemization did not include
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three   the additional $50 settlement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.                                                                                                   fee as a prepaid finance charge.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $93,068.32 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $93,118.07 in the amount of $49.75.
8451623673 XXX       XXX       NJ    8/XX/2007  8/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455779689 XXX       XXX       SC    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Home Improvement                                                                                                                                                                                                                                                                                                                                                                                                   [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
8455728953 XXX       XXX       OH    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL                                                      -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 02/XX/2007.                                                             TIL itemization did not disclose
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not a Closing Protection Letter Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.             in the amount of $35 as a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  File  prepaid finance charge.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $86,068.39 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $86,103.48 in the amount of $35.09.
8450260791 XXX       XXX       KY    8/XX/2007  7/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
8454083903 XXX       XXX       AL    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              determined. Unable to determine if correct TILA rescission form was used.
8459371067 XXX       XXX       MD    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8458602748 XXX       XXX       CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458099853 XXX       XXX       NJ    8/XX/2007  8/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.
8451521199 XXX       XXX       MD    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454362756 XXX       XXX       MD    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458295389 XXX       XXX       VA    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450792064 XXX       XXX       NY    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8458712632 XXX       XXX       NY    9/XX/2007  8/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    No evidence of Preliminary or Final title                                                                                                               2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                            title in file.                                                             in file.                                                                                                                                                                                                            were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8451329241 XXX       XXX       NY    9/XX/2007  8/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456993885 XXX       XXX       AZ    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8453850182 XXX       XXX       OH    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458804589 XXX       XXX       PA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8452017791 XXX       XXX       IN    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    Final Title Policy is missing                                                                                                                           1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other                                                                                                               title in file.
8452781255 XXX       XXX       NJ    8/XX/2007  8/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8453327817 XXX       XXX       VA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8450215611 XXX       XXX       OH    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           received by borrower within five (5) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455117144 XXX       XXX       IL    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456326421 XXX       XXX       WA    8/XX/2007  8/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.
8451492766 XXX       XXX       MA    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
8454048506 XXX       XXX       CA    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title
8451447001 XXX       XXX       CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title
8453017767 XXX       XXX       MO    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                 [2] Closing / Title - Final Title is marked as missing                                                                                                                                                                             1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8457972867 XXX       XXX       PA    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458624667 XXX       XXX       CA    8/XX/2007  8/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
8458218033 XXX       XXX       NY    10/XX/2007 8/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8452141220 XXX       XXX       CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454356510 XXX       XXX       WI    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8456511837 XXX       XXX       HI    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
8459175415 XXX       XXX       NY    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456245045 XXX       XXX       UT    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456295004 XXX       XXX       MA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8453574739 XXX       XXX       NY    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8450225255 XXX       XXX       NJ    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
8455509701 XXX       XXX       AL    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8458327538 XXX       XXX       NJ    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term           1        A        A        A        A                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                                                                                                                                            title in file.
8456280168 XXX       XXX       NY    9/XX/2007  8/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" Federal Compliance - HELOC Fees                                                     -
                                                                                                                                                                                            title in file.                                                             or Final Title".File does not contain                                                                                                                                                                               disclosure not provided to borrower at time of account opening.                                                                     Used For Testing: Verified fees
                                                                                                                                                                                                                                                                       either Preliminary or Final Title                                                                                                                                                                                   [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   on Est. HUD as accurate.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8452850102 XXX       XXX       GA    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
8458506598 XXX       XXX       OH    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           received by borrower within five (5) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455761847 XXX       XXX       MD    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term           1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8457219042 XXX       XXX       MD    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
8450723217 XXX       XXX       CT    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8452309383 XXX       XXX       NY    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8459290078 XXX       XXX       MA    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
8450177874 XXX       XXX       KY    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454767874 XXX       XXX       MA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456883855 XXX       XXX       OH    10/XX/2007 8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements                      State Compliance - (Doc Error)                                                      -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Note Error: Loan does not comply
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not      with state prepayment penalty
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           received by borrower within five (5) business days of application.                                                                  requirements: PPP Expired. Max
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales   prepayment penalty on OH 2nd
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net         Lien Refinance is 0%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           benefit.                                                                                                                            Notes states 1%,1%,1%. Lender is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               XXX
8450248560 XXX       XXX       CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other
8451883339 XXX       XXX       NY    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                          2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                               does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8457306475 XXX       XXX       NJ    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
8452984591 XXX       XXX       NM    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451573086 XXX       XXX       ID    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage                                                                                          -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450635015 XXX       XXX       CT    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
8458757989 XXX       XXX       MD    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $71,272.76 is  Federal Compliance - Final TIL                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $71,603.89 in the amount of $331.13.                                               Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL Itemization did not disclose
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               the settlement fee of $350 as a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               prepaid finance charge.
8458711763 XXX       XXX       OR    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              not provide Affiliated Business Arrangement Disclosure to borrower.
8450139508 XXX       XXX       PA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
8453395456 XXX       XXX       NJ    10/XX/2007 8/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Home Improvement
8459002228 XXX       XXX       NY    9/XX/2007  8/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458741171 XXX       XXX       WI    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8451941100 XXX       XXX       UT    10/XX/2007 8/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    Title commitment 2013                                                                                                                                   3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency
8451667009 XXX       XXX       NY    10/XX/2007 9/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8453843331 XXX       XXX       FL    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8452188353 XXX       XXX       IL    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
8452382747 XXX       XXX       OH    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements                      State Compliance - (Doc Error)                                                      -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Note Error: Loan does not comply
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           with state prepayment penalty
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               requirements: PPP expired.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment charge not allowed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               per state (OH). Lender is XXX
8452453320 XXX       XXX       NY    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456322848 XXX       XXX       MA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459906733 XXX       XXX       IN    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title
8458318478 XXX       XXX       NY    10/XX/2007 9/XX/2007    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8459073429 XXX       XXX       NJ    9/XX/2007  8/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454634262 XXX       XXX       NJ    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to borrower.
8450526785 XXX       XXX       PA    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
8454269652 XXX       XXX       VA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    No evidence of Prelininary or Final Title                                                                                                               2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             in file.                                                                                                                                                                                                            Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456163927 XXX       XXX       PA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8457126599 XXX       XXX       FL    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
8459756556 XXX       XXX       MD    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8459784142 XXX       XXX       NJ    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
8454529004 XXX       XXX       NY    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454087624 XXX       XXX       MI    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8454965283 XXX       XXX       CT    10/XX/2007 9/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
8459703076 XXX       XXX       NJ    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Federal Compliance - Final TIL                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        The TIL itemization did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $71,587.91 is  disclose an email/ e doc fee of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $71,652.73 in the amount of $64.82.                                                $50 or a wire fee of $15 as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               prepaid finance charges.
8453148458 XXX       XXX       NC    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Debt Consolidation
8451656897 XXX       XXX       NJ    9/XX/2007  9/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.
8451959825 XXX       XXX       NY    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
8456883877 XXX       XXX       SC    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
8450488688 XXX       XXX       WA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8453635514 XXX       XXX       MD    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
8453907091 XXX       XXX       NY    11/XX/2007 8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
8458378430 XXX       XXX       SC    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
8459718406 XXX       XXX       NJ    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Other                                                                                                               title in file.                                                             or Final Title
8457212812 XXX       XXX       PA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8453012111 XXX       XXX       NY    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8457683975 XXX       XXX       OR    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did                                                                                     -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to borrower.
8451381397 XXX       XXX       CA    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8455472028 XXX       XXX       SC    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
8457671749 XXX       XXX       NJ    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
8453794253 XXX       XXX       NY    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8455566790 XXX       XXX       SC    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
8451850465 XXX       XXX       NJ    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was                                                                                            -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456392387 XXX       XXX       OH    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
8457674493 XXX       XXX       NJ    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8457720477 XXX       XXX       NY    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8452914373 XXX       XXX       NJ    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
8452577310 XXX       XXX       NC    11/XX/2007 9/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
8454243922 XXX       XXX       CO    9/XX/2007  9/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458024031 XXX       XXX       NV    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    Missing title commitment and final title                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
8451942224 XXX       XXX       IN    10/XX/2007 9/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454418132 XXX       XXX       OH    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Federal Compliance - (Missing                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not   Data) Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           retained by lender.                                                                                                                 loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales   Subject is 2nd lien no prior
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net         lien being paid off
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           benefit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451807064 XXX       XXX       GA    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458210961 XXX       XXX       NM    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451604670 XXX       XXX       NY    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458300986 XXX       XXX       KY    12/XX/2007 11/XX/2007   Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8456832961 XXX       XXX       MO    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
8452958910 XXX       XXX       SC    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
8452044939 XXX       XXX       CA    10/XX/2007 9/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8452400981 XXX       XXX       MD    10/XX/2007 9/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 09/XX/2007.                                                             TIL Itemization did not include
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $105,405.50 is a wire fee of $40 as a prepaid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $105,445.50 in the amount of $40.00.                                               finance charge.
8451034384 XXX       XXX       FL    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to                                                                                              -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
8454264093 XXX       XXX       OH    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      [2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
8456974016 XXX       XXX       SC    10/XX/2007 9/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
8452505918 XXX       XXX       MI    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for                                                                           Yes        TR
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      any applicable Federal, State or Local compliance testing.                                                                                                                                                              Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8455235089 XXX       XXX       MA    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
8457388446 XXX       XXX       NJ    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $138,166.44 is Federal Compliance - Final TIL                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              underdisclosed from calculated Finance Charge of $138,416.15 in the amount of $249.71.                                              Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL itemization underdisclosed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               an attorney fee of $500 as a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               $250 prepaid finance charge.
8451219223 XXX       XXX       NY    9/XX/2007  9/XX/2007    Primary    Refinance Rate/Term           1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8452102088 XXX       XXX       MD    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456509436 XXX       XXX       SC    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
8455847417 XXX       XXX       MA    11/XX/2007 9/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450969910 XXX       XXX       MD    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454336665 XXX       XXX       NY    3/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8457676686 XXX       XXX       NY    10/XX/2007 10/XX/2007   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456743027 XXX       XXX       NJ    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [2] Closing / Title - Final Title is marked as missing                                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
8456471586 XXX       XXX       NY    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8459420119 XXX       XXX       FL    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451812887 XXX       XXX       NY    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
8459564261 XXX       XXX       NJ    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
8453152197 XXX       XXX       MA    12/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was                                                                                            -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
8451400179 XXX       XXX       CA    1/XX/2008  11/XX/2007   Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
8457110009 XXX       XXX       NY    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455546424 XXX       XXX       IN    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
8456724197 XXX       XXX       IL    11/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8450625971 XXX       XXX       NJ    11/XX/2007 10/XX/2007   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456892198 XXX       XXX       CA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 04/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8452208553 XXX       XXX       UT    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 6.82004% is in excess of the allowable                                                                                          -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX on a Original
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $XXX or XXX).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8452104045 XXX       XXX       FL    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.30150% is in excess of the allowable                                                                                          -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX on a Original
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $XXX or XXX).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8453733251 XXX       XXX       KY    12/XX/2007 11/XX/2007   Primary    Refinance Streamlined         2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458006020 XXX       XXX       MD    10/XX/2007 8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454758914 XXX       XXX       NY    12/XX/2007 10/XX/2007   Primary    Refinance Rate/Term           1        A        A        A        A                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                                                                                                                                            title in file.                                                             or Final Title
8451781057 XXX       XXX       WA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8453068195 XXX       XXX       OH    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           received by borrower within five (5) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451032297 XXX       XXX       NY    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450432636 XXX       XXX       MA    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
8453696778 XXX       XXX       MD    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing                                                                                        -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458856767 XXX       XXX       FL    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.62220% is in excess of the allowable                                                                                          -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX on a Original
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $XXX or XXX).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2017.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
8451977713 XXX       XXX       VA    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.56383% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX on a Original
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $XXX or XXX).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8457348623 XXX       XXX       NM    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to borrower.
8454053080 XXX       XXX       MD    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
8451640982 XXX       XXX       OR    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450972069 XXX       XXX       WA    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8457240779 XXX       XXX       PA    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
8459736022 XXX       XXX       NJ    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was                                                                                            -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 included in the pay-off which may impact high cost findings.
8456893486 XXX       XXX       NJ    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                     Yes        TR Note
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           Deficiency (UAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three                                                                                       State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451315400 XXX       XXX       CA    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455022021 XXX       XXX       UT    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to                                                                                              -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.
8452661624 XXX       XXX       NY    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          1        A        A        A        A                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title
8459621610 XXX       XXX       RI    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to                                                                                              -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.
8451038516 XXX       XXX       CA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
8454396533 XXX       XXX       PA    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458306561 XXX       XXX       MD    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
8456277807 XXX       XXX       TN    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455531466 XXX       XXX       OH    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales                                                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8450481766 XXX       XXX       NY    12/XX/2007 11/XX/2006   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those       Federal Compliance - RESPA                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing                         Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three   Provided Within 3 Business Days
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.                                                                                                   of Application: ABA was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               furnished on 12/XX/2007
8454769200 XXX       XXX       MI    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Act:  List of HUD-approved credit counseling agencies not provided to borrower.
8458662667 XXX       XXX       NY    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
8451636018 XXX       XXX       NJ    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important                                                                                          -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Terms" disclosure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456281160 XXX       XXX       SC    11/XX/2007 10/XX/2007   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
8455238227 XXX       XXX       FL    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] General - Incomplete Document: Note - Subject Lien is incomplete       HELOC Agreement Incomplete, missing page                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to          Federal Compliance - TILA HELOC                                                     -
                                                                        Debt Consolidation                                                                                                                                                                             10 of 11.                                                                                                                                                                                                           borrower.                                                                                                                           - Tax Advisor Statement Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide         HELOC Agreement Incomplete,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           statement that the consumer should consult a tax advisor.                                                                           missing page 10 of 11.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains  Federal Compliance - TILA HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.                                   - Impermissible Provision on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  HELOC Agreement: HELOC Agreement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Incomplete, missing page 10 of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 05/XX/2007.                                                             11.
8454421812 XXX       XXX       MA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home                                                                                     -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456710023 XXX       XXX       IL    11/XX/2007 11/XX/2007   Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8453955461 XXX       XXX       OH    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not                                                                                      -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Signed): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451324590 XXX       XXX       NJ    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8457790542 XXX       XXX       NY    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455922115 XXX       XXX       AZ    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8452593533 XXX       XXX       OH    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           received by borrower within five (5) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
8457591643 XXX       XXX       NJ    12/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          1        A        A        A        A                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title
8455893361 XXX       XXX       CA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      determined. Unable to determine if correct TILA rescission form was used.
8458035417 XXX       XXX       OH    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided Timely): Ohio Consumer Sales Practices
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Act:  Consumer did not receive the required Closing Disclosure at the time of closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
8453193794 XXX       XXX       FL    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8450776498 XXX       XXX       NM    12/XX/2007 12/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was                                                                                            -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458319128 XXX       XXX       NJ    11/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8456405056 XXX       XXX       NY    11/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
8456463518 XXX       XXX       UT    11/XX/2007 10/XX/2007   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8452788954 XXX       XXX       OH    12/XX/2007 11/XX/2007   Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8453344422 XXX       XXX       CA    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.                                                                                     -
                                                                        Other
8453424671 XXX       XXX       NJ    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Debt Consolidation
8450446016 XXX       XXX       PA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8455628501 XXX       XXX       NJ    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
8452153455 XXX       XXX       NY    1/XX/2008  11/XX/2007   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
8453222823 XXX       XXX       NJ    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was                                                                                            -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 included in the pay-off which may impact high cost findings.
8456002836 XXX       XXX       CA    12/XX/2007 12/XX/2007   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455623686 XXX       XXX       OH    12/XX/2007 12/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:                                                                                            -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
8450777545 XXX       XXX       HI    11/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did                                                                                     -
                                                                        Home Improvement                                                                                                                                                                                                                                                                                                                                                                                                   not provide Affiliated Business Arrangement Disclosure to borrower.
8456227253 XXX       XXX       NJ    11/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450673094 XXX       XXX       MA    11/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455431269 XXX       XXX       CA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8457636116 XXX       XXX       MA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home                                                                                     -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454276063 XXX       XXX       MA    12/XX/2007 11/XX/2007   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8452008105 XXX       XXX       OH    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           retained by lender.
8450481359 XXX       XXX       VA    11/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8453788538 XXX       XXX       NJ    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
8453128534 XXX       XXX       KY    11/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8454882058 XXX       XXX       NJ    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458457860 XXX       XXX       MD    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Federal Compliance - Final TIL                                                      -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      determined. Unable to determine if correct TILA rescission form was used.                                                           Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Unable to determine the reason
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three   for the under disclosure. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.                                                                                                   itemization of amount financed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $66,464.42 is  match.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $66,646.15 in the amount of $181.73.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
8458390146 XXX       XXX       CA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8453241629 XXX       XXX       NY    11/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451903719 XXX       XXX       IL    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8453214289 XXX       XXX       NJ    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8459917788 XXX       XXX       WA    11/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459929208 XXX       XXX       NY    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8452557981 XXX       XXX       NY    11/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      determined. Unable to determine if correct TILA rescission form was used.
8451608979 XXX       XXX       MA    11/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
8450936263 XXX       XXX       NJ    11/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455148772 XXX       XXX       SC    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
8450305696 XXX       XXX       CA    11/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
8450524332 XXX       XXX       MA    12/XX/2007 12/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
8451297142 XXX       XXX       CA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450993814 XXX       XXX       NY    1/XX/2008  11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454194566 XXX       XXX       CA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8453540877 XXX       XXX       AZ    11/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Other
8454406216 XXX       XXX       NJ    11/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8454363577 XXX       XXX       NY    1/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8450713600 XXX       XXX       NJ    12/XX/2007 12/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was                                                                                            -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 included in the pay-off which may impact high cost findings.
8455393097 XXX       XXX       NY    1/XX/2008  12/XX/2007   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8456785102 XXX       XXX       CA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
8453469537 XXX       XXX       FL    12/XX/2007 12/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459806926 XXX       XXX       NC    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
8452349664 XXX       XXX       NM    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454471040 XXX       XXX       MA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
8453120313 XXX       XXX       WV    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8453013861 XXX       XXX       OH    12/XX/2007 12/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           received by borrower within five (5) business days of application.
8458306655 XXX       XXX       NY    12/XX/2007 12/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Home Improvement                                                                                                                                                                                                                                                                                                                                                                                                   Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458577111 XXX       XXX       VA    12/XX/2007 12/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459777516 XXX       XXX       NM    12/XX/2007 12/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
8450311506 XXX       XXX       NY    12/XX/2007 12/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454957202 XXX       XXX       VT    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8459874237 XXX       XXX       UT    12/XX/2007 12/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important                                                                                          -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Terms" disclosure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
8455291300 XXX       XXX       VA    12/XX/2007 12/XX/2007   Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8455734489 XXX       XXX       AZ    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
8456934479 XXX       XXX       MD    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
8454606457 XXX       XXX       CA    12/XX/2007 12/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 not provide Affiliated Business Arrangement Disclosure to borrower.
8459847078 XXX       XXX       NY    1/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
8456887348 XXX       XXX       OH    1/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing                                                                                        -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8459523797 XXX       XXX       MA    1/XX/2008  12/XX/2007   Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8458250166 XXX       XXX       KY    2/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
8454914550 XXX       XXX       NJ    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
8451579214 XXX       XXX       PA    1/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Federal Compliance - TILA                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three   Rescission - Disbursement Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.                                                                                                   Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Transaction Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.             Lending Act: Subject loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               01/XX/2008, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 01/XX/2008.
8452803276 XXX       XXX       NY    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455216630 XXX       XXX       NY    1/XX/2008  1/XX/2008    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    "File does not contain either Preliminary                                                                                                               2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455008353 XXX       XXX       NJ    1/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
8458723295 XXX       XXX       LA    1/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454345875 XXX       XXX       CA    2/XX/2008  1/XX/2008    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458913501 XXX       XXX       NY    1/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459729649 XXX       XXX       NY    1/XX/2008  12/XX/2007   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8458135957 XXX       XXX       MA    1/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
8454458388 XXX       XXX       NY    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8452059310 XXX       XXX       CA    1/XX/2008  1/XX/2008    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8450711491 XXX       XXX       GA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
8453392849 XXX       XXX       NY    3/XX/2008  1/XX/2008    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450764513 XXX       XXX       CA    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8452467554 XXX       XXX       MA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8452414583 XXX       XXX       VA    1/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
8451461788 XXX       XXX       PA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
8458068470 XXX       XXX       UT    2/XX/2008  1/XX/2008    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8455203231 XXX       XXX       MD    2/XX/2008  1/XX/2008    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459262217 XXX       XXX       NJ    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
8451359817 XXX       XXX       NJ    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was                                                                                            -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 included in the pay-off which may impact high cost findings.
8452429264 XXX       XXX       NY    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459350102 XXX       XXX       AL    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
8451314119 XXX       XXX       TX    3/XX/2008  2/XX/2008    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.
8459076702 XXX       XXX       OR    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450176931 XXX       XXX       GA    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not                                                                                          -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
8451162447 XXX       XXX       NY    4/XX/2008  3/XX/2008    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8451927919 XXX       XXX       NJ    3/XX/2008  2/XX/2008    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (HELOC):  Non-refundable fee imposed by lender within three (3) business days of borrower receiving HELOC disclosures and brochure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8454377402 XXX       XXX       NC    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.
8457762872 XXX       XXX       CT    3/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
8455410603 XXX       XXX       KY    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
8455717109 XXX       XXX       MD    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451580021 XXX       XXX       NY    3/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8455395486 XXX       XXX       GA    3/XX/2008  3/XX/2008    Primary    Purchase                      1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
8454057960 XXX       XXX       NY    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
8458357320 XXX       XXX       MA    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was                                                                                            -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 included in the pay-off which may impact high cost findings.
8457592124 XXX       XXX       GA    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450005585 XXX       XXX       WA    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8453987421 XXX       XXX       FL    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8454512656 XXX       XXX       PA    6/XX/2008  5/XX/2008    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8457156715 XXX       XXX       NY    4/XX/2008  4/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8453614749 XXX       XXX       ME    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8450204479 XXX       XXX       NC    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458764057 XXX       XXX       NJ    6/XX/2008  5/XX/2008    Primary    Refinance Cash-out -          1        A        A        A        A                                                                                                                                                                                                                                                                                    1           A           A           A           A                                                                                                                                                                                                                                   -
                                                                        Debt Consolidation
8454175858 XXX       XXX       NM    7/XX/2008  6/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was                                                                                            -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458070453 XXX       XXX       NY    8/XX/2008  6/XX/2008    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 08/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8458542472 XXX       XXX       NY    8/XX/2008  8/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not                                                                                          -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459836857 XXX       XXX       VA    8/XX/2008  8/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                           -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
8459285681 XXX       XXX       NC    2/XX/2009  1/XX/2009    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8451328705 XXX       XXX       NY    9/XX/2010  8/XX/2010    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 09/XX/2010 used as disbursement date for compliance testing.                                     Charge Percent Testing: Note
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      late fee of 4% is in excess of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         the 3% maximum allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 08/XX/2010      (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Interest Rate Available Through Date is blank for GFE dated 08/XX/2010.                                                             Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 03/XX/2010.                                                             appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance    borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           indicates no prepayment penalty for loan containing prepayment penalty.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2010, prior to three (3) business days from transaction date of 09/XX/2010.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8458231452 XXX       XXX       NY    9/XX/2010  8/XX/2010    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 09/XX/2010 used as disbursement date for compliance testing.                                     Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 03/XX/2010.                                                             appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).                              Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2010, prior to three (3) business days from transaction date of 09/XX/2010.             borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8457572254 XXX       XXX       CA    9/XX/2010  8/XX/2010    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 09/XX/2010 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties:
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         Documentation was not provided
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 to verify the borrowers signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  the Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2010.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8450670463 XXX       XXX       NJ    5/XX/2011  2/XX/2011    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           to Borrower(s) within three (3) business days of Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA (2010)   Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           information not present on loan application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
8454296062 XXX       XXX       MA    7/XX/2011  6/XX/2011    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
8458893670 XXX       XXX       MA    7/XX/2011  6/XX/2011    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA (2010)   GFE column on HUD Comparison Chart Inaccurate: RESPA (2010)   GFE column on page 3 of Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           HUD-1 does not match most recently disclosed GFE.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8456852172 XXX       XXX       MA    11/XX/2009 10/XX/2009   Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8456022939 XXX       XXX       MA    12/XX/2009 11/XX/2009   Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 12/XX/2009 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8454695658 XXX       XXX       MA    12/XX/2009 10/XX/2009   Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Federal Compliance - Final TIL                                                      -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage  Not Provided to Borrower At or
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on   Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing         indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           payment, if applicable                                                                                                              funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                          borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8453101763 XXX       XXX       MA    5/XX/2010  4/XX/2010    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    Respective document is absent from the                                                                                                                  2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 Miscellaneous Compliance - (Doc                                                     -
                                                                                                                                                                                            title in file.                                                             file.                                                                                                                                                                                                               [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage  Error) Initial GFE not provided:
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on   Respective document is absent
                                                                                                                                                                                            [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                                                                                                                                                                                                     verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing         from the file.
                                                                                                                                                                                            not provided                                                                                                                                                                                                                                                                                   payment, if applicable
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      [2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2010.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA (2010)   Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8453388373 XXX       XXX       MA    4/XX/2010  3/XX/2010    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage  TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on   by all required parties: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing         file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           payment, if applicable                                                                                                              expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           document type.                                                                                                                      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of      borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           sufficient cure provided.                                                                                                           Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1    Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           does not match actual payment on loan.                                                                                              Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA (2010)   Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           a list of service providers at the time the Good Faith Estimate was provided.                                                       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided  borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8459788143 XXX       XXX       MA    6/XX/2008  3/XX/2008    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Closing / Title - (Doc Error)                                            Yes        TR
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 TIL Error: Final TIL not signed                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL                                                        (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance testing.                                     appears to be final but is not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      signed or dated by the borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         so cannot confirm the borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 received the document at
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage  closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
8458928981 XXX       XXX       MA    5/XX/2008  4/XX/2008    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Closing / Title - (Doc Error)                                            Yes        TR
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 TIL Error: Final TIL not signed                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL                                                        (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing.                                     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on   borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing         Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           payment, if applicable                                                                                                              Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           document type.                                                                                                                      funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8451146819 XXX       XXX       MA    11/XX/2008 10/XX/2008   Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Closing / Title - (Doc Error)                                            Yes        TR
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 TIL Error: Final TIL not signed                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL                                                        (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 11/XX/2008 used as disbursement date for compliance testing.                                     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
8454978988 XXX       XXX       MA    6/XX/2008  4/XX/2008    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         (UAL State)
                                                                                                                                                                                            [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                                                                                                                                                                                                     Note Date of 06/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                            not provided                                                                                                                                                                                                                                                                                   [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
8454880107 XXX       XXX       MA    8/XX/2008  6/XX/2008    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not    Closing / Title - (Doc Error)                                            Yes        TR HUD
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                               TIL Error: Final TIL not signed                                                     Deficiency (UAL
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   by all required parties: TIL                                                        State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing         borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           payment, if applicable                                                                                                              Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $31,384.92 is  Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $31,833.74 in the amount of $448.82.                                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8457007224 XXX       XXX       MA    7/XX/2008  5/XX/2008    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage  TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           payment, if applicable                                                                                                              signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received
8458168813 XXX       XXX       NY    5/XX/2008  3/XX/2008    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      Federal Compliance - Final TIL                                                      -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     provided to the borrower by closing.                                                                                                Not Provided to Borrower At or
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               indicated to be the final,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement  and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated ny
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8456794314 XXX       XXX       NJ    5/XX/2008  4/XX/2008    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 11/XX/2007.                                                             appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8452396924 XXX       XXX       MA    8/XX/2008  7/XX/2008    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency (UAL
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
8456503731 XXX       XXX       MA    11/XX/2008 9/XX/2008    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                              REVIEWER - GENERAL                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not    Federal Compliance - County Name REVIEWER -                              Yes        TR HUD
                                                                                                                                                                                            title in file.                                                                                                       COMMENT (2019/XX/11):                                                                                                                                                     Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                               Missing: Missing Security        GENERAL COMMENT                                    Deficiency (UAL
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                  1003 provided is not                                                                                                                                                      [2] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                 Instrument                       (2019/XX/11):                                      State)
                                                                                                                                                                                            [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                           signed.  Condition                                                                                                                                                        [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)    HUD provided is
                                                                                                                                                                                            not provided                                                                                                         remains.                                                                                                                                                                  value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed  not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 by all required parties: TIL     signed/stamped.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage  appears to be final but not      Condition
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on   signed nor initialed by          remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing         borrower.                        REVIEWER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           payment, if applicable                                                                                                              Federal Compliance - Final TIL   GENERAL COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker       Not Provided to Borrower At or   (2019/XX/11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing Before Consummation: TIL in file TIL provided is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           document type.                                                                                                                      indicated to be final, expected  not signed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     funding date same as             Condition
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               disbursement and/or note date    remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower received.
8451602061 XXX       XXX       MA    11/XX/2008 10/XX/2008   Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 11/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
8451344346 XXX       XXX       MA    10/XX/2008 6/XX/2008    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Closing / Title - (Doc Error)                                            Yes        TR
                                                                                                                                                                                            title in file.                                                             or Final Title".                                                                                                                                                                                                    provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 TIL Error: Final TIL not signed                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003        Only one application in file and it is                                                                                                                                                                              [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 by all required parties: TIL                                                        (UAL State)
                                                                                                                                                                                                                                                                       not signed.                                                                                                                                                                                                         [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing         borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           payment, if applicable                                                                                                              Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           document type.                                                                                                                      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8453113757 XXX       XXX       CA    6/XX/2008  3/XX/2008    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Closing / Title - (Doc Error)                                            Yes        TR
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 TIL Error: Final TIL not signed                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance testing.                                     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8457604895 XXX       XXX       MA    6/XX/2008  5/XX/2008    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8452335483 XXX       XXX       NJ    5/XX/2008  5/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8450652692 XXX       XXX       NY    6/XX/2008  5/XX/2008    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2007.
8456353337 XXX       XXX       MA    9/XX/2008  8/XX/2008    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage  Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on   TIL Error: Borrower signature
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing         not dated.: Per the directive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           payment, if applicable                                                                                                              given in the 10/9 email:  TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine     signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 03/XX/2008.                                                             borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                          by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower.
8456319419 XXX       XXX       MA    8/XX/2008  6/XX/2008    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 08/XX/2008 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage  by all required parties: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on   file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing         expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           payment, if applicable                                                                                                              disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8457181607 XXX       XXX       MA    9/XX/2008  9/XX/2008    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Closing / Title - (Doc Error)                                            Yes        TR
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 TIL Error: Final TIL not signed                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL                                                        (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 09/XX/2008 used as disbursement date for compliance testing.                                     appears to be final but is not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   signed or initialed by the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on   Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing         Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           payment, if applicable                                                                                                              Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8456228567 XXX       XXX       MA    12/XX/2008 11/XX/2008   Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage  Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on   TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing         by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           payment, if applicable                                                                                                              appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 06/XX/2008.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8459374715 XXX       XXX       NY    7/XX/2008  4/XX/2008    Primary    Purchase                      3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Closing / Title - (Doc Error)                                            Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 TIL Error: Final TIL not signed                                                     Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 07/XX/2008 used as disbursement date for compliance testing.                                     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8453560138 XXX       XXX       MA    3/XX/2008  2/XX/2008    Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage  Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on   TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing         by all required parties: Appears
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           payment, if applicable                                                                                                              final TIL provided but no
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker       signature or initials.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8451501741 XXX       XXX       MA    12/XX/2008 11/XX/2008   Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage  TIL Error: Borrower signature
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on   not dated.: The Final Til was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing         not signed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           payment, if applicable                                                                                                              Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                          appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8450448051 XXX       XXX       MA    12/XX/2008 11/XX/2008   Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain Preliminary or                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Closing / Title - (Doc Error)                                            Yes        TR
                                                                                                                                                                                            title in file.                                                             Final Title                                                                                                                                                                                                         provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 TIL Error: Final TIL not signed                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL                                                        (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 12/XX/2008 used as disbursement date for compliance testing.                                     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on   borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing         Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           payment, if applicable                                                                                                              Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8459158310 XXX       XXX       MA    1/XX/2009  12/XX/2008   Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Closing / Title - (Doc Error)                                            Yes        TR
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 TIL Error: Final TIL not signed                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL                                                        (UAL State)
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Purchase Agreement /                                                                                                                                                                                                                          Security Instrument Notary Date of 01/XX/2009 used as disbursement date for compliance testing.                                     appears to be the Final TIL, but
                                                                                                                                                                                            Sales Contract not provided                                                                                                                                                                                                                                                                    [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   TIL is not signed nor dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on   Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing         Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           payment, if applicable                                                                                                              Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8452478859 XXX       XXX       NC    12/XX/2005 11/XX/2005   Primary    UTD UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           UTD        Indeterminable
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 06/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8453936568 XXX       XXX       NJ    6/XX/2006  5/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 12/XX/2005.                                                             Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower received.
8459855928 XXX       XXX       CA    5/XX/2007  3/XX/2007    Primary    Purchase                      3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Closing / Title - (Doc Error)                                            Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 TIL Error: Final TIL not signed                                                     Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   signed or initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8455487017 XXX       XXX       NC    6/XX/2007  4/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8459324843 XXX       XXX       SC    7/XX/2007  5/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
8453306759 XXX       XXX       GA    6/XX/2007  6/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8453254417 XXX       XXX       SC    7/XX/2007  6/XX/2007    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Miscellaneous Compliance - Initial TIL not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8452914509 XXX       XXX       CA    2/XX/2004  1/XX/2004    Primary    Refinance Rate/Term           3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company                                                                          Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Closing Statement used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
8452928536 XXX       XXX       NJ    3/XX/2008  2/XX/2008    Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three   borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.                                                                                                   Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine the # of units, compliance results were generated using a defaulted value.:      funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Valuation Type: Stated / Valuation Report Date: 03/XX/2008                                                                          disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8454515720 XXX       XXX       MA    1/XX/2006  11/XX/2005   Primary    Purchase                      3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Note Date of 01/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8458739428 XXX       XXX       MA    3/XX/2008  2/XX/2008    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8458068211 XXX       XXX       FL    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not    Federal Compliance - Final TIL                                           Yes        TR HUD
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                               Not Provided to Borrower At or                                                      Deficiency
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8452524763 XXX       XXX       MD    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8453603691 XXX       XXX       NY    5/XX/2007  4/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                            [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                                                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                            not provided                                                                                                                                                                                                                                                                                   were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8453070294 XXX       XXX       GA    12/XX/2005 10/XX/2005   Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                            [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                                                                                                                                                                                                     Note Date of 12/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                            not provided                                                                                                                                                                                                                                                                                   [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8455491600 XXX       XXX       MD    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 04/XX/2007.                                                             appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8457968718 XXX       XXX       SC    4/XX/2007  3/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of    signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           the loan.                                                                                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8457495512 XXX       XXX       NY    2/XX/2008  1/XX/2008    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8459413174 XXX       XXX       GA    10/XX/2007 9/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      by all required parties: TIL
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Purchase Agreement /                                                                                                                                                                                                                          provided to the borrower by closing.                                                                                                appears to be final but not
                                                                                                                                                                                            Sales Contract not provided                                                                                                                                                                                                                                                                                                                                                                                                        signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8455366461 XXX       XXX       NY    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8456346111 XXX       XXX       CA    1/XX/2008  12/XX/2007   Primary    Purchase                      3        D        D        D        D                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                          3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Closing / Title - (Doc Error)                                            Yes        TR
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 TIL Error: Final TIL not signed                                                     Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation.  A lookback was performed to        Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 07/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no  Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           fees were used in testing.                                                                                                          Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are    borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           estimates.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8453914404 XXX       XXX       MA    11/XX/2007 10/XX/2007   Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not include Preliminary or                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                            title in file.                                                             Final Title                                                                                                                                                                                                         provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 05/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine the # of units, compliance results were generated using a defaulted value.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Valuation Type: Stated / Valuation Report Date: <empty>
8450527057 XXX       XXX       CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain Preliminary or                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                        Other                                                                                                               title in file.                                                             Final Title                                                                                                                                                                                                         provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8451757772 XXX       XXX       NJ    9/XX/2007  8/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Federal Compliance - Final TIL                                                      -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Not Provided to Borrower At or
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8453221434 XXX       XXX       VA    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8451690249 XXX       XXX       CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    Final Title Policy is missing. No                                                                                                                       3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Closing / Title - (Doc Error)                                            Yes        TR
                                                                        Other                                                                                                               title in file.                                                             evidence of title in file.                                                                                                                                                                                          provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 TIL Error: Final TIL not signed                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to        Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 03/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no  Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           fees were used in testing.                                                                                                          Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8455357852 XXX       XXX       NC    6/XX/2007  5/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            provided to the borrower by closing.                                                                                                by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower.
8457586401 XXX       XXX       CT    7/XX/2007  5/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8450068600 XXX       XXX       CA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Closing / Title - (Doc Error)                                            Yes        TR
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 TIL Error: Final TIL not signed                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL
                                                                                                                                                                                            [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                                                                                                                                                                                                     Note Date of 07/XX/2007 used as disbursement date for compliance testing.                                                           appears to be final but not
                                                                                                                                                                                            not provided                                                                                                                                                                                                                                                                                   [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of  Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements         Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8455259132 XXX       XXX       NJ    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
8453899680 XXX       XXX       MA    7/XX/2007  6/XX/2007    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Closing / Title - (Doc Error)                                            Yes        TR
                                                                                                                                                                                            title in file.                                                             or Final title.                                                                                                                                                                                                     provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 TIL Error: Final TIL not signed                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL                                                        (UAL State)
                                                                                                                                                                                            [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                            Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                     appears to be a final but it is
                                                                                                                                                                                            contain the standard Due on Sale clause.                                                                                                                                                                                                                                                       [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      not signed or initialed by the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8453018865 XXX       XXX       MA    1/XX/2008  11/XX/2007   Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Closing / Title - (Doc Error)                                            Yes        TR
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 TIL Error: Final TIL not signed                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL                                                        (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8454837713 XXX       XXX       NJ    4/XX/2008  3/XX/2008    Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower.
8450000019 XXX       XXX       NC    1/XX/2008  1/XX/2008    Primary    Purchase                      3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                            [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                                                                                                                                                                                                     provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                            not provided                                                                                                                                                                                                                                                                                   [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 0 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 01/XX/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8451535694 XXX       XXX       NJ    9/XX/2007  8/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Federal Compliance - Final TIL                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three   Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.                                                                                                   unable to determine due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of         missing itemization of amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           8.43600% is underdisclosed from calculated APR of 8.59375% outside of 0.125% tolerance.                                             financed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $44,305.69 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $44,782.44 in the amount of $476.75.
8453250269 XXX       XXX       NJ    12/XX/2007 11/XX/2007   Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 06/XX/2007.                                                             appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower.
8456521614 XXX       XXX       NJ    5/XX/2007  5/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              by all required parties: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           file indicated to be final is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               received.
8450761569 XXX       XXX       CA    4/XX/2008  3/XX/2008    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Closing / Title - (Doc Error)                                            Yes        TR
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 TIL Error: Final TIL not signed                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.                                     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation.  A lookback was performed to        Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 10/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           fees were used in testing.                                                                                                          funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8457280057 XXX       XXX       NY    7/XX/2007  6/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     by all required parties: TIL
                                                                                                                                                                                            [3] Application / Processing - Missing Valuation:: Valuation Type: Stated                                                                                                                                                                                                                      this application date.  The final date used for testing was 05/XX/2007.                                                             appears to be final but not
                                                                                                                                                                                            / Valuation Report Date: <empty>                                                                                                                                                                                                                                                               [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           signed nor initialed by borrower
8452851182 XXX       XXX       CA    8/XX/2007  7/XX/2007    Primary    Refinance UTD                 3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Closing / Title - (Doc Error)                                            Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 TIL Error: Final TIL not signed                                                     Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance     signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to        borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 07/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           fees were used in testing.                                                                                                          Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8455539711 XXX       XXX       NY    2/XX/2008  1/XX/2008    Primary    Refinance Rate/Term           3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Closing / Title - (Doc Error)                                            Yes        TR
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 TIL Error: Final TIL not signed                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.                                     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 08/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
8459260798 XXX       XXX       MA    5/XX/2007  3/XX/2007    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Closing / Title - (Doc Error)                                            Yes        TR
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 TIL Error: Final TIL not signed                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   by all required parties: TIL                                                        (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8450438878 XXX       XXX       MA    2/XX/2008  1/XX/2008    Primary    Purchase                      3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003        Final 1003 not provided.                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not    Miscellaneous Compliance - (Doc                                          Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                               Error) Initial GFE not provided:                                                    Deficiency (UAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 Initial  GFE not provided.                                                          State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage  Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on   TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing         by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           payment, if applicable                                                                                                              appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker       signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           document type.                                                                                                                      Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine     Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 08/XX/2007.                                                             indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower received
8450373500 XXX       XXX       GA    11/XX/2006 11/XX/2006   Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8450447966 XXX       XXX       NJ    12/XX/2007 10/XX/2007   Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
8453204289 XXX       XXX       MA    10/XX/2006 7/XX/2006    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            provided to the borrower by closing.                                                                                                by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8451350987 XXX       XXX       GA    4/XX/2007  3/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Miscellaneous Compliance - (Doc                                                     -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 Error) Initial GFE not provided:
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003        Missing.                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 10/XX/2006.                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower.
8455507912 XXX       XXX       TX    6/XX/2006  5/XX/2006    Primary    Refinance Rate/Term           3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Closing / Title - (Doc Error)                                            Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 TIL Error: Final TIL not signed                                                     Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8453997871 XXX       XXX       NY    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.       borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8458782390 XXX       XXX       TX    11/XX/2007 10/XX/2007   Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Closing / Title - (Doc Error)                                            Yes        TR
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 TIL Error: Final TIL not signed                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                     appears to be final but not
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                          borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8459725113 XXX       XXX       NY    9/XX/2007  8/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  by all required parties: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     file indicated to be final, but
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 08/XX/2007.                                                             is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8450519819 XXX       XXX       MA    8/XX/2007  5/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      TIL Error: Borrower signature
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              not dated.: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                          final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note datebut
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8452970931 XXX       XXX       NJ    2/XX/2007  2/XX/2007    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not    Closing / Title - (Doc Error)                                            Yes        TR HUD
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                               TIL Error: Final TIL not signed                                                     Deficiency (UAL
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      by all required parties: TIL                                                        State)
                                                                                                                                                                                            [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                                                                                                                                                                                                     Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              appears to be final but not
                                                                                                                                                                                            not provided                                                                                                                                                                                                                                                                                   [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8459279396 XXX       XXX       MA    7/XX/2007  6/XX/2007    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not    Closing / Title - (Doc Error)                                            Yes        TR HUD
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                               TIL Error: Final TIL not signed                                                     Deficiency (UAL
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   by all required parties: TIL                                                        State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8459806128 XXX       XXX       MA    9/XX/2006  8/XX/2006    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  by all required parties: TIL
                                                                                                                                                                                            [3] Insurance Documentation - Missing Document: Mortgage Insurance                                                                                                                                                                                                                             were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     appears to be final but not
                                                                                                                                                                                            Certificate (MIC) not provided                                                                                                                                                                                                                                                                 this application date.  The final date used for testing was 03/XX/2006.                                                             signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  funding date same as note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower received
8450639410 XXX       XXX       MA    1/XX/2007  12/XX/2006   Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Federal Compliance - Final TIL                                                      -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Not Provided to Borrower At or
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      Before Consummation: TIL in file
                                                                                                                                                                                            [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                                                                                                                                                                                                     provided to the borrower by closing.                                                                                                indicated to be final, expected
                                                                                                                                                                                            not provided                                                                                                                                                                                                                                                                                                                                                                                                                       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8456145476 XXX       XXX       MD    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            determined. Unable to determine if correct TILA rescission form was used.                                                           by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      appears to be final but is not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8458295937 XXX       XXX       NJ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not    Closing / Title - (Doc Error)                                            Yes        TR HUD
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                               TIL Error: Final TIL not signed                                                     Deficiency (UAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   by all required parties: Appears                                                    State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        to be the final TIL however is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        not signed or dated by the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                indicated to be the final,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               the borrower. So cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               that borrower received.
8453505067 XXX       XXX       NJ    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.       by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received
8454015355 XXX       XXX       CA    11/XX/2007 11/XX/2007   Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Closing / Title - (Doc Error)                                            Yes        TR
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 TIL Error: Final TIL not signed                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           tests were run using an application date of 11/XX/2007 which is 0 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 11/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
8452801474 XXX       XXX       MA    7/XX/2007  7/XX/2007    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency (UAL
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8457518965 XXX       XXX       FL    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure                                                                                          -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8459894189 XXX       XXX       MA    7/XX/2006  6/XX/2006    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency (UAL
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8455660730 XXX       XXX       NJ    9/XX/2005  8/XX/2005    Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Purchase Agreement /                                                                                                                                                                                                                          Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              TIL Error: Final TIL not signed
                                                                                                                                                                                            Sales Contract not provided                                                                                                                                                                                                                                                                    [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8453377582 XXX       XXX       CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Closing / Title - (Doc Error)                                            Yes        TR
                                                                        Other                                                                                                               [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 TIL Error: Final TIL not signed                                                     Indeterminable
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to        Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no  Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           fees were used in testing.                                                                                                          Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8456016332 XXX       XXX       CA    2/XX/2006  2/XX/2006    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8459517300 XXX       XXX       MD    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 08/XX/2007.                                                             appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8451417782 XXX       XXX       MA    5/XX/2007  4/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            provided to the borrower by closing.                                                                                                by all required parties: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               received.
8456126297 XXX       XXX       AR    9/XX/2007  9/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003        Missing                                                                                                                                                 2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower.
8456434079 XXX       XXX       CA    1/XX/2008  1/XX/2008    Primary    Refinance UTD                 3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary  REVIEWER - GENERAL                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Closing / Title - (Doc Error)                                            Yes        TR
                                                                                                                                                                                            title in file.                                                             or Final Title                            COMMENT (2019/XX/11):                                                                                                                                                     provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 TIL Error: Final TIL not signed                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                  Application provided for                                                                                                                                                  [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                 subject loan i/a/o $XXX                                                                                                                                                   Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                     appears to be final but not
                                                                                                                                                                                                                                                                                                                 is not signed.  Condition                                                                                                                                                 [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     signed nor initialed by
                                                                                                                                                                                                                                                                                                                 remains.                                                                                                                                                                  residence, state and federal testing may be impacted.                                                                               borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine the # of units, compliance results were generated using a defaulted value.:      funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Valuation Type: Stated / Valuation Report Date: <empty>                                                                             disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8453220308 XXX       XXX       CA    9/XX/2007  8/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                          2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8451024418 XXX       XXX       NJ    6/XX/2007  5/XX/2007    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
8455308736 XXX       XXX       NY    3/XX/2007  2/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            this application date.  The final date used for testing was 02/XX/2007.                                                             by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           appears to be final but is not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      signed or initialed by the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8450808950 XXX       XXX       NJ    3/XX/2007  2/XX/2007    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency (UAL
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003        Final 1003 not provided.                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8453895667 XXX       XXX       MA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the           by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower's interest.                                                                                                                appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8457451468 XXX       XXX       MA    12/XX/2006 10/XX/2006   Primary    Purchase                      3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not    Closing / Title - (Doc Error)                                            Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                               TIL Error: Final TIL not signed                                                     Deficiency (UAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   by all required parties: TIL                                                        State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower.
8459260088 XXX       XXX       NY    4/XX/2007  3/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               signed nor initialed by borrower
8453746239 XXX       XXX       GA    10/XX/2007 10/XX/2007   Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not    Closing / Title - (Doc Error)                                            Yes        TR HUD
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                               TIL Error: Final TIL not signed                                                     Deficiency
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8451439496 XXX       XXX       FL    6/XX/2007  6/XX/2007    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Closing / Title - (Doc Error)                                            No         TNR Testing Not
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 TIL Error: Final TIL not signed                                                     Required
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                          Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8455512806 XXX       XXX       TX    6/XX/2007  5/XX/2007    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 05/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
8456812165 XXX       XXX       NJ    4/XX/2007  3/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     TIL Error: Final TIL signed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 10/XX/2006.                                                             all required parties is blank:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      TIL appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8456169086 XXX       XXX       MA    4/XX/2008  3/XX/2008    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File contains no evidence of Preliminary                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - Initial TIL not provided                                                                             Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage  TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           payment, if applicable                                                                                                              signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine     Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 10/XX/2007.                                                             Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower received.
8451617997 XXX       XXX       NC    9/XX/2007  8/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 06/XX/2007.                                                             by all required parties: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           file indicated to be final is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               received.
8452346914 XXX       XXX       MA    3/XX/2007  2/XX/2007    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not    Closing / Title - (Doc Error)                                            Yes        TR HUD
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                               TIL Error: Final TIL not signed                                                     Deficiency (UAL
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   by all required parties: TIL                                                        State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 09/XX/2006.                                                             borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received
8459432095 XXX       XXX       NJ    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 10/XX/2006.                                                             appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                       borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8451116458 XXX       XXX       MA    12/XX/2007 11/XX/2007   Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     TIL Error: Borrower signature
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            this application date.  The final date used for testing was 06/XX/2007.                                                             not dated.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                          indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8459719451 XXX       XXX       MA    4/XX/2008  2/XX/2008    Primary    Purchase                      3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency (UAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
8456862532 XXX       XXX       MA    11/XX/2007 10/XX/2007   Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003        Missing pages including Notary date                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              by all required parties: TIL
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Purchase Agreement /                                                                                                                                                                                                                          [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           appears to be final but not
                                                                                                                                                                                            Sales Contract not provided                                                                                                                                                                                                                                                                    [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      signed nor initialed by
                                                                                                                                                                                            [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                                                                                                                                                                                                     provided to the borrower by closing.                                                                                                borrower.
                                                                                                                                                                                            not provided
8452800830 XXX       XXX       VA    10/XX/2007 9/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain Preliminary or                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             Final Title                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  TIL Error: Final TIL signed by
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     all required parties is blank:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 09/XX/2007.                                                             TIL appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank
8451707138 XXX       XXX       MA    10/XX/2006 9/XX/2006    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not    Closing / Title - (Doc Error)                                            Yes        TR HUD
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                               TIL Error: Final TIL not signed                                                     Deficiency (UAL
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           by all required parties: TIL                                                        State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8450064746 XXX       XXX       NY    11/XX/2007 11/XX/2007   Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $81,137.05 is  by all required parties: TIL
                                                                                                                                                                                            [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                                                                                                                                                                                                     underdisclosed from calculated Finance Charge of $81,313.80 in the amount of $176.75.                                               appears to be final but not
                                                                                                                                                                                            not provided                                                                                                                                                                                                                                                                                   [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               received.
8453428801 XXX       XXX       KS    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 06/XX/2007.                                                             appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                       borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8459460295 XXX       XXX       GA    8/XX/2007  6/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Federal Compliance - Final TIL                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                          Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8450714859 XXX       XXX       MA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003        A 1003 that was signed/dated was not                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                                                                                                          found in the documents received.  Per                                                                                                                                                                               [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                       UWQ, code as missing to all.                                                                                                                                                                                        [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower's interest.                                                                                                                signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 05/XX/2007.                                                             Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8452306443 XXX       XXX       MA    12/XX/2007 11/XX/2007   Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8457191569 XXX       XXX       GA    2/XX/2008  1/XX/2008    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower.
8454988817 XXX       XXX       NY    11/XX/2007 10/XX/2007   Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            this application date.  The final date used for testing was 10/XX/2007.                                                             by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8451325065 XXX       XXX       MA    10/XX/2007 9/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 09/XX/2007.                                                             signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8455369254 XXX       XXX       NY    11/XX/2004 10/XX/2004   Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8453209512 XXX       XXX       MA    3/XX/2007  2/XX/2007    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not    Closing / Title - (Doc Error)                                            Yes        TR HUD
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                               TIL Error: Final TIL not signed                                                     Deficiency (UAL
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 by all required parties: TIL                                                        State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 09/XX/2006.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8452073416 XXX       XXX       MA    10/XX/2005 8/XX/2005    Primary    Purchase                      3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8450731823 XXX       XXX       GA    8/XX/2007  7/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure                                                                                          -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003
8452928711 XXX       XXX       ME    1/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was                                                                                            -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8458605831 XXX       XXX       MA    9/XX/2005  8/XX/2005    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8450657901 XXX       XXX       NY    12/XX/2007 10/XX/2007   Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $63,654.04 is  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $63,829.02 in the amount of $174.98.                                               borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8456506190 XXX       XXX       CA    8/XX/2007  7/XX/2007    Primary    Refinance UTD                 3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Closing / Title - (Doc Error)                                            Yes        TR
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 TIL Error: Final TIL not signed                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                     appears to be the Final but it
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance     was not signed or initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to        the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 02/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           fees were used in testing.                                                                                                          Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) RTC Error:  Right to Cancel expiration date is blank.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8457446865 XXX       XXX       NY    8/XX/2007  6/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower.
8453942563 XXX       XXX       MA    11/XX/2007 10/XX/2007   Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     by all required parties: - TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 05/XX/2007.                                                             appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8453571812 XXX       XXX       MA    2/XX/2007  1/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 08/XX/2006.                                                             borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine the # of units, compliance results were generated using a defaulted value.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Valuation Type: Stated / Valuation Report Date: <empty>
8456669464 XXX       XXX       NY    11/XX/2007 10/XX/2007   Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Federal Compliance - Final TIL                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $139,240.87 is disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $139,350.24 in the amount of $109.37.                                              itemization of amount financed.
8453387597 XXX       XXX       MA    11/XX/2007 10/XX/2007   Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 10/XX/2007.                                                             appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
8455448177 XXX       XXX       SC    4/XX/2007  4/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 04/XX/2007.                                                             appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of    borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
8458144904 XXX       XXX       MA    11/XX/2007 10/XX/2007   Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not    Closing / Title - (Doc Error)                                            Yes        TR HUD
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                               TIL Error: Final TIL not signed                                                     Deficiency (UAL
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      by all required parties: TIL                                                        State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower.
8452494777 XXX       XXX       MA    7/XX/2007  7/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8452545138 XXX       XXX       TX    6/XX/2005  5/XX/2005    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain Preliminary or                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                            title in file.                                                             Final Title                                                                                                                                                                                                         provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 12/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8456223612 XXX       XXX       MD    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
8456680297 XXX       XXX       TX    11/XX/2007 10/XX/2007   Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                            does not contain the following clauses:: Holder's right to foreclose,                                                                                                                                                                                                                          [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                            Homestead Exemption Waiver                                                                                                                                                                                                                                                                     [2] Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8455037503 XXX       XXX       CA    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Closing / Title - (Doc Error)                                            Yes        TR
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 TIL Error: Final TIL not signed                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL
                                                                                                                                                                                            [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                                                                                                                                                                                                     Note Date of 01/XX/2008 used as disbursement date for compliance testing.                                                           appears to be final but not
                                                                                                                                                                                            not provided                                                                                                                                                                                                                                                                                   [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements         funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8453635526 XXX       XXX       MA    12/XX/2006 8/XX/2006    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not    Closing / Title - (Doc Error)                                            Yes        TR HUD
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                               TIL Error: Final TIL not signed                                                     Deficiency (UAL
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           by all required parties: TIL                                                        State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8455930715 XXX       XXX       NY    4/XX/2008  10/XX/2007   Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 [2] Miscellaneous Compliance - Initial TIL not provided
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Purchase Agreement /                                                                                                                                                                                                                          Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                            Sales Contract not provided                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                            [3] Closing / Title - Missing Document: Security Instrument - Subject Lien
                                                                                                                                                                                            not provided
8458125976 XXX       XXX       MA    10/XX/2007 9/XX/2007    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not    Closing / Title - (Doc Error)                                            Yes        TR HUD
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                               TIL Error: Final TIL not signed                                                     Deficiency (UAL
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   by all required parties: TIL                                                        State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 04/XX/2007.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8458538505 XXX       XXX       MA    12/XX/2007 11/XX/2007   Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8457193291 XXX       XXX       MA    12/XX/2007 10/XX/2007   Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    The Prelim and Final Title Policies are                                                                                                                 3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Closing / Title - (Doc Error)                                            Yes        TR
                                                                                                                                                                                            title in file.                                                             missing                                                                                                                                                                                                             provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 TIL Error: Final TIL not signed                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL                                                        (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.                                     appears to be the Final TIL, but
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   it is not signed nor dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      the borrowers
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
8451298738 XXX       XXX       GA    1/XX/2007  12/XX/2006   Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.                                                                                                   appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $44,929.53 is  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $45,056.67 in the amount of $127.14.                                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               itemization of amount financed.
8453989184 XXX       XXX       NC    2/XX/2008  9/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower.ed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8450608992 XXX       XXX       CA    11/XX/2007 8/XX/2007    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Closing / Title - (Doc Error)                                            Yes        TR
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 TIL Error: Final TIL not signed                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                     appears to be final but not
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
8454691961 XXX       XXX       CT    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 08/XX/2007.                                                             appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     disbursement and/or note date,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                       borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8455787010 XXX       XXX       FL    8/XX/2007  7/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Federal Compliance - Final TIL                                                      -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 02/XX/2007.                                                             itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $23,921.58 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $24,048.25 in the amount of $126.67.
8456506402 XXX       XXX       MA    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the           TIL Error: Borrower signature
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            borrower's interest.                                                                                                                not dated.: Apparent final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  not signed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 08/XX/2007.                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8457573253 XXX       XXX       MA    2/XX/2008  1/XX/2008    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain Preliminary or                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             Final title policy                                                                                                                                                                                                  [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage  TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           payment, if applicable                                                                                                              signed or initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
8459408600 XXX       XXX       MA    3/XX/2007  12/XX/2006   Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8455053000 XXX       XXX       FL    2/XX/2008  2/XX/2008    Primary    Refinance Rate/Term           3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8451845027 XXX       XXX       TX    5/XX/2007  5/XX/2007    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
8457953465 XXX       XXX       MA    4/XX/2007  4/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8451985140 XXX       XXX       NJ    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    No evidence of Prelininary or Final Title                                                                                                               2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             in file.                                                                                                                                                                                                            were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            this application date.  The final date used for testing was 02/XX/2007.                                                             by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8450493269 XXX       XXX       CA    9/XX/2007  8/XX/2007    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Closing / Title - (Doc Error)                                            Yes        TR
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 TIL Error: Final TIL not signed                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8452601083 XXX       XXX       MA    12/XX/2007 11/XX/2007   Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
8453394865 XXX       XXX       MA    12/XX/2007 11/XX/2007   Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    The Prelim and Final Title Policies are                                                                                                                                                                             were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     by all required parties: TIL in
                                                                                                                                                                                            title in file.                                                             missing                                                                                                                                                                                                             this application date.  The final date used for testing was 06/XX/2007.                                                             file appears to be the Final
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           TIL, but it is not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      dated by the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8459807644 XXX       XXX       NJ    12/XX/2007 11/XX/2007   Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8451969627 XXX       XXX       NM    4/XX/2007  2/XX/2007    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8455097006 XXX       XXX       NJ    4/XX/2008  1/XX/2008    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not    Closing / Title - (Doc Error)                                            Yes        TR HUD
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                               TIL Error: Final TIL not signed                                                     Deficiency (UAL
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      by all required parties: Til                                                        State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               is indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8459215736 XXX       XXX       MA    1/XX/2008  11/XX/2007   Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                appears to be final, but is not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               signed or initialed by the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date the same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower, so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8450750554 XXX       XXX       MA    2/XX/2007  2/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 02/XX/2007.                                                             appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8454983740 XXX       XXX       NJ    11/XX/2007 10/XX/2007   Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003        Final 1003 not provided                                                                                                                                 2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Purchase Agreement /      Purchase agmt not provided                                                                                                                                                                                          [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  TIL Error: Final TIL not signed
                                                                                                                                                                                            Sales Contract not provided                                                                                                                                                                                                                                                                    were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 05/XX/2007.                                                             appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower.
8459473191 XXX       XXX       AR    12/XX/2007 11/XX/2007   Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003
8450770607 XXX       XXX       IL    8/XX/2005  6/XX/2005    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
8456192783 XXX       XXX       NJ    10/XX/2007 10/XX/2007   Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $102,874.39 is signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $103,080.12 in the amount of $205.73.                                              borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8453375150 XXX       XXX       CA    11/XX/2007 8/XX/2007    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Closing / Title - (Doc Error)                                            Yes        TR
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 TIL Error: Final TIL not signed                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                     appears to be final but not
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8456210077 XXX       XXX       NJ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Federal Compliance - Final TIL   REVIEWER -                              Yes        TR
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 Not Provided to Borrower At or   GENERAL COMMENT                                    Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Before Consummation: TIL in file (2019/XX/11):                                      (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                     indicated to be final is not     HUD-1 for first
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       signed or dated by borrower so   mortgage sent.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           cannot confirm that borrower     Need HUD-1 for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        received.                        2nd loan being
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                                                         reviewed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8456315018 XXX       XXX       CA    3/XX/2008  2/XX/2008    Primary    Refinance UTD                 3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Closing / Title - (Doc Error)                                            Yes        TR
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 TIL Error: Final TIL not signed                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.                                     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8451540581 XXX       XXX       GA    8/XX/2005  7/XX/2005    Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8451619154 XXX       XXX       NJ    12/XX/2007 11/XX/2007   Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower.
8456006162 XXX       XXX       MA    2/XX/2008  1/XX/2008    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage  TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           payment, if applicable                                                                                                              signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower.
8457486966 XXX       XXX       NJ    12/XX/2007 11/XX/2007   Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Federal Compliance - Final TIL                                                      -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 06/XX/2007.                                                             indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received
8459118813 XXX       XXX       SC    3/XX/2007  2/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            not provided                                                                                                                                                                                                                                                                                   [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 09/XX/2006.                                                             borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of    indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           the loan.                                                                                                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8457073606 XXX       XXX       NY    11/XX/2007 9/XX/2007    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8459899007 XXX       XXX       NJ    3/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Federal Compliance - FACTA                                                          -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        Disclosure Missing: Not found.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            included in the pay-off which may impact high cost findings.                                                                        Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      TIL Error: Borrower signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              not dated.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                          indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               by all required parties: Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL not signed by all required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               parties.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8451323362 XXX       XXX       MA    9/XX/2006  8/XX/2006    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not    Closing / Title - (Doc Error)                                            Yes        TR HUD
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                               TIL Error: Final TIL not signed                                                     Deficiency (UAL
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   by all required parties: TIL                                                        State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower.
8451916682 XXX       XXX       AR    11/XX/2007 10/XX/2007   Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                by all required parties: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               file indicated to be final, but
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8455760584 XXX       XXX       CA    12/XX/2007 11/XX/2007   Primary    Purchase                      3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Closing / Title - (Doc Error)                                            Yes        TR
                                                                                                                                                                                            [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                                                                                                                                                                                                     provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 TIL Error: Final TIL not signed                                                     Indeterminable
                                                                                                                                                                                            not provided                                                                                                                                                                                                                                                                                   [2] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                 by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Note Date of 12/XX/2007 used as disbursement date for compliance testing.                                                           signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing    Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           information.                                                                                                                        Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation.  A lookback was performed to        funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 06/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           fees were used in testing.                                                                                                          but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.                                                                 borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8450239581 XXX       XXX       MA    2/XX/2008  1/XX/2008    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage  Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on   TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing         by all required parties: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           payment, if applicable                                                                                                              file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower received.
8451328937 XXX       XXX       NC    9/XX/2007  8/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 08/XX/2007.                                                             appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.                                                                 borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
8455111705 XXX       XXX       SC    12/XX/2007 11/XX/2007   Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
8455367283 XXX       XXX       NJ    8/XX/2007  8/XX/2007    Primary    Purchase                      3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not    Federal Compliance - Final TIL                                           Yes        TR HUD
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Purchase Agreement /                                                                                                                                                                                                                          Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                               Finance Charge Under Disclosed:                                                     Deficiency (UAL
                                                                                                                                                                                            Sales Contract not provided                                                                                                                                                                                                                                                                    [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Unable to determine under                                                           State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                          Itemization of Amount Financed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $49,601.95 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $50,028.56 in the amount of $426.61.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8457375736 XXX       XXX       SC    4/XX/2007  3/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title".                                                                                                                                                                                                    were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            this application date.  The final date used for testing was 10/XX/2006.                                                             by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not  Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of    Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           the loan.                                                                                                                           indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8457379846 XXX       XXX       CT    4/XX/2005  3/XX/2005    Primary    UTD UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           UTD        Indeterminable
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 10/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8450217730 XXX       XXX       MA    1/XX/2009  12/XX/2008   Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Federal Compliance - County Name                                         Yes        TR
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 Missing: Missing Security                                                           Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                 Instrument.                                                                         (UAL State)
                                                                                                                                                                                            [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                                                                                                                                                                                                     [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)
                                                                                                                                                                                            not provided                                                                                                                                                                                                                                                                                   Note Date of 01/XX/2009 used as disbursement date for compliance testing.                                                           TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on   Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing         Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           payment, if applicable                                                                                                              Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           document type.                                                                                                                      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           tests were run using an application date of 12/XX/2008 which is 1 months prior to consummation.  A lookback was performed to        borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 07/XX/2008.  Due to missing HUD-1 or Closing Disclosure, no  borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8455085211 XXX       XXX       MA    2/XX/2009  1/XX/2009    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Closing / Title - (Doc Error)                                            Yes        TR
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 TIL Error: Final TIL not signed                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL                                                        (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 02/XX/2009 used as disbursement date for compliance testing.                                     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on   Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing         Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           payment, if applicable                                                                                                              Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8458981849 XXX       XXX       MA    2/XX/2009  1/XX/2009    Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage  TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           payment, if applicable                                                                                                              signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine     Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 08/XX/2008.                                                             Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower received.
8454228532 XXX       XXX       MA    3/XX/2009  1/XX/2009    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Miscellaneous Compliance - (Doc                                                     -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 03/XX/2009 used as disbursement date for compliance testing.                                     Error) Initial GFE not provided:
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003        Final 1003 was not provided                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage  TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           payment, if applicable                                                                                                              signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8452980623 XXX       XXX       MA    2/XX/2009  1/XX/2009    Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage  TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           payment, if applicable                                                                                                              signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8457619816 XXX       XXX       MA    5/XX/2009  2/XX/2009    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Federal Compliance - Final TIL                                                      -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage  Not Provided to Borrower At or
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on   Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing         indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           payment, if applicable                                                                                                              funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                          disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received
8458840934 XXX       XXX       MA    4/XX/2009  3/XX/2009    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage  Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on   TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing         by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           payment, if applicable                                                                                                              appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed or initialed by borrower were run using an application date of 03/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
8456324528 XXX       XXX       MA    7/XX/2009  3/XX/2009    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   by all required parties: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage  file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on   expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing         disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           payment, if applicable                                                                                                              but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8459390611 XXX       XXX       MA    5/XX/2009  4/XX/2009    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage  by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on   appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing         signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           payment, if applicable                                                                                                              borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           document type.                                                                                                                      Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 04/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 11/XX/2008.                                                             disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower received.
8452803059 XXX       XXX       MA    4/XX/2009  3/XX/2009    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage  TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           payment, if applicable                                                                                                              signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               received
8453156929 XXX       XXX       MA    5/XX/2009  3/XX/2009    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Closing / Title - (Doc Error)                                            Yes        TR
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 TIL Error: Final TIL not signed                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL                                                        (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 05/XX/2009 used as disbursement date for compliance testing.                                     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
8458378084 XXX       XXX       MA    4/XX/2009  3/XX/2009    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Closing / Title - (Doc Error)                                            Yes        TR
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 TIL Error: Final TIL not signed                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   by all required parties: TIL                                                        (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing         borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           payment, if applicable                                                                                                              Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           tests were run using an application date of 03/XX/2009 which is 1 months prior to consummation.  A lookback was performed to        Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 10/XX/2008.  Due to missing HUD-1 or Closing Disclosure, no  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           fees were used in testing.                                                                                                          funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8454525981 XXX       XXX       MA    6/XX/2009  3/XX/2009    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage  TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           payment, if applicable                                                                                                              signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
8454240152 XXX       XXX       MA    6/XX/2009  4/XX/2009    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage  Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on   TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing         by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           payment, if applicable                                                                                                              appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8453377786 XXX       XXX       MA    5/XX/2009  4/XX/2009    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage  TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           payment, if applicable                                                                                                              signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 04/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine     Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 11/XX/2008.                                                             Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8454913792 XXX       XXX       MA    5/XX/2009  4/XX/2009    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    The Final Title.                                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                            title in file.                                                             Missing Final 1003                                                                                                                                                                                                  [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
8455490686 XXX       XXX       MA    6/XX/2009  5/XX/2009    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     [2] Miscellaneous Compliance - Initial TIL not provided                                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage  by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on   appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing         signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           payment, if applicable                                                                                                              borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           document type.                                                                                                                      Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 12/XX/2008.                                                             disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8458079289 XXX       XXX       IN    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Federal Compliance - Final TIL                                                      -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           disclosure due to missing the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $81,177.21 is  TIL itemization of amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $81,435.44 in the amount of $258.23.                                               financed.
8456564292 XXX       XXX       CT    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8452628903 XXX       XXX       NM    8/XX/2006  7/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8451979080 XXX       XXX       NY    8/XX/2006  7/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8459431260 XXX       XXX       MA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8457521348 XXX       XXX       MD    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8455398533 XXX       XXX       MA    7/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8459763516 XXX       XXX       WA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8452484138 XXX       XXX       NC    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8457115053 XXX       XXX       OH    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8454946972 XXX       XXX       NJ    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8455391176 XXX       XXX       UT    3/XX/2006  2/XX/2006    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8455857114 XXX       XXX       SC                            Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                                                                                                                                         3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                           Loan File - (Missing Doc)                                                UTD        TILA SOL Not
                                                                        Debt Consolidation                                                                                                  not provided                                                                                                                                                                                                                                                                                   [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                            Incomplete loan images/file:                                                        Expired
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Closing / Title - TILA - Final TIL Missing                                                                                      File only contains HUD,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 Appraisal, Prelim Title and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                      Final Application.  Insufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               documents to complete
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance.
8451321358 XXX       XXX       FL    8/XX/2006  7/XX/2006    Primary    Refinance UTD                 3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 02/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8450955139 XXX       XXX       TX    4/XX/2006  3/XX/2006    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8456316845 XXX       XXX       CA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8453157547 XXX       XXX       NJ    2/XX/2006  1/XX/2006    Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003        Final title not provided                                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      General Appraisal Requirements -                                                    -
                                                                                                                                                                                            [3] Closing / Title - Security Instrument Error: Invalid MERS Min Number   MERS Min number confirmed per the                                                                                                                                                                                   value of a contract sales price or original loan amount, whichever applies.                                                         Due to lack of appraised value,
                                                                                                                                                                                                                                                                       security instrument in the file.                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  LTV were run off an assumed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     value of a contract sales price
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 08/XX/2005.                                                             or original loan amount,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                               whichever applies.: Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               was not provided and no
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               origination documents could be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               identified with the value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Miscellaneous Compliance - (Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) Initial GFE not provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               GFE was not provided
8450424856 XXX       XXX       WI    5/XX/2006  4/XX/2006    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8455916001 XXX       XXX       GA    8/XX/2006  7/XX/2006    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                     Yes        TR Note
                                                                                                                                                                                            title in file.                                                             or Final Title..                                                                                                                                                                                                    [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8451399129 XXX       XXX       CO    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                            [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                            were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine
                                                                                                                                                                                            contain the standard Due on Sale clause.                                                                                                                                                                                                                                                       this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                            does not contain the following clauses:: Mortgagors requirement to                                                                                                                                                                                                                             [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                            maintain adequate insurance at the mortgagor's own expense, Homestead
                                                                                                                                                                                            Exemption Waiver
8451535389 XXX       XXX       DE    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8459219523 XXX       XXX       CA    8/XX/2006  7/XX/2006    Primary    Refinance UTD                 3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 02/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8454538281                                                                                            3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Loan File - (Missing Doc) Loan images/file not provided                                                                         Loan File - (Missing Doc) Loan                                                      Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               images/file not provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing File.  File does not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               contain any documents from
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               origination.  File only includes
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               post close documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Insufficient documents to start
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               review.
8453359969 XXX       XXX       RI    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8455203710 XXX       XXX       NY    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 Miscellaneous Compliance - (Doc                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Error) Initial GFE not provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     The GFE was not received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8458297014 XXX       XXX       TX    8/XX/2006  7/XX/2006    Primary    Purchase                      3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003        Missing Final 1003                                                                                                                                      3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 02/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8453918714 XXX       XXX       VA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8451162656 XXX       XXX       VA    9/XX/2006  9/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 State Compliance - Virginia Late                                                    -
                                                                        Home Improvement                                                                                                    title in file.                                                             or Final Title.                                                                                                                                                                                                     [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.       Charge Percent Testing: 10% late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                               charge exceeds 5% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state.                            state (VA).
8458918069 XXX       XXX       CA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8456104103 XXX       XXX       CO    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8452107483 XXX       XXX       KY    10/XX/2006 10/XX/2006   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8452662087 XXX       XXX       SC    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      [2] Closing / Title - TILA - Final TIL Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (No Tangible Net Benefit): Unable to test tangible net benefit due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8453569335 XXX       XXX       RI    11/XX/2006 10/XX/2006   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8454675741 XXX       XXX       CA    8/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 03/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8457298911 XXX       XXX       MD    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8459820241 XXX       XXX       MD    9/XX/2006  9/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8456929853 XXX       XXX       IL    9/XX/2006  8/XX/2006    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8456424249 XXX       XXX       NY    11/XX/2006 10/XX/2006   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8455730345 XXX       XXX       MI    10/XX/2006 9/XX/2006    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8454212767 XXX       XXX       MD    10/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8457039006 XXX       XXX       GA    10/XX/2006 9/XX/2006    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8455817976 XXX       XXX       CA    11/XX/2006 10/XX/2006   Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not include Preliminary or                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                            title in file.                                                             Final Title                                                                                                                                                                                                         provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 10/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8453602010 XXX       XXX       FL                            Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                           Loan File - (Missing Doc)                                                UTD        Indeterminable
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                            Incomplete loan images/file:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 File only contains final 1003,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                      Mortgage, HUD and Appraisal.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - TILA - Final TIL Missing                                                                                      Missing Note/HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Insufficient documents to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               complete compliance.
8454293109 XXX       XXX       MA    11/XX/2006 10/XX/2006   Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 05/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8456334742 XXX       XXX       UT    11/XX/2006 10/XX/2006   Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8455127701 XXX       XXX       NY    11/XX/2006 10/XX/2006   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
8458637758 XXX       XXX       NM    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8453534180 XXX       XXX       NC    11/XX/2006 10/XX/2006   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8458096975 XXX       XXX       GA    11/XX/2006 10/XX/2006   Primary    Purchase                      3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8450798855 XXX       XXX       TX    11/XX/2006 10/XX/2006   Primary    Purchase                      3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 05/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
8455862877 XXX       XXX       LA    12/XX/2006 12/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8457346695 XXX       XXX       AZ    12/XX/2006 11/XX/2006   Primary    Refinance UTD                 3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 06/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8455688857 XXX       XXX       NJ    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8451448701 XXX       XXX       MA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency (UAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8457532491 XXX       XXX       AZ    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                            [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                                                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                            not provided                                                                                                                                                                                                                                                                                   were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8452839123 XXX       XXX       CT    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 [2] Miscellaneous Compliance - Initial TIL not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8455481017 XXX       XXX       CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state.        State Compliance - California                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Primary Residence Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 Percent Testing: Late charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  allowed per state (CA) - max
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     late charge for CA is 6% - Note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 06/XX/2006.                                                             states 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - State Late Charge Percentage                                                                                 State Compliance - State Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.       Charge Percentage: Late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                               not allowed per state (CA) - max
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               late charge for CA is 6% - Note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               states 10%
8459666151 XXX       XXX       CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8450282503 XXX       XXX       NY    2/XX/2007  1/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8453031096 XXX       XXX       NJ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8459247607 XXX       XXX       NJ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either the                                                                                                                        2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             Preliminary or Final Title.                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8454181634 XXX       XXX       CA    2/XX/2007  1/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8456452797 XXX       XXX       IL    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.                            State Compliance - Illinois Late                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 Charge Percent Testing: Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  charge of 10% exceeds state (IL)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     limit of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 07/XX/2006.                                                             State Compliance - Note Error:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                            Note late charge percentage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.       exceeds maximum per state: Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                               charge of 10% exceeds state (IL)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               limit of 5%.
8457798749 XXX       XXX       NY    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8452982872 XXX       XXX       OH    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8455158598 XXX       XXX       LA    12/XX/2006 12/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8452623346 XXX       XXX       NH    10/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8451232822 XXX       XXX       MD    10/XX/2006 9/XX/2006    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing                                                                                        -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
8455292677 XXX       XXX       NY    10/XX/2006 9/XX/2006    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8450590727 XXX       XXX       VA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8457003915 XXX       XXX       CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          3        D        D        D        D                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                          3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Federal Compliance - FACTA                                               Yes        TR
                                                                        Other                                                                                                               does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            Closing Statement used for any applicable Federal, State or Local compliance testing.                                               Disclosure Missing: FACTA                                                           Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   disclosure in file but is not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 signed and/or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
8451945225 XXX       XXX       MI    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8453675069 XXX       XXX       LA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 State Compliance - Louisiana                                                        -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     [2] State Compliance - Louisiana Late Charge Percent Testing: Note late charge exceeds maximum per state.                           Late Charge Percent Testing:
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.       $28.50 to $33.24 late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                               exceeds 5% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               state(LA).
8456518708 XXX       XXX       GA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                          2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing                                                                                        -
                                                                        Other                                                                                                               does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
8452960556 XXX       XXX       NC    11/XX/2006 10/XX/2006   Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8453426131 XXX       XXX       NM    12/XX/2006 11/XX/2006   Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8455954089 XXX       XXX       WA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                           Loan File - (Missing Doc)                                                UTD        Indeterminable
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                            Incomplete loan images/file:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Closing / Title - Missing Final HUD-1                                                                                           File only contains final 1003,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 Mortgage and Appraisal.  Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                      Note/HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - TILA - Final TIL Missing                                                                                      Insufficient documents to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               complete compliance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Closing / Title - Missing Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               HUD-1: HUD in file is illegible
8456002369 XXX       XXX       MI    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 6.10628% is in excess of the allowable                                                                                          -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX on a Original
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $XXX or XXX).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8450533835 XXX       XXX       GA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8451249448 XXX       XXX       MD    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8457230946 XXX       XXX       OH    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Consumer did not receive the required Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8456901235 XXX       XXX       MA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for Federal Compliance - Missing                                             Yes        TR
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     any applicable Federal, State or Local compliance testing.                                                                          Final HUD-1:  Estimated HUD-1                                                       Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Used For Fee Testing: The copy                                                      (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 of the HUD provided is cutoff at
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home the bottom of page 1 and 2.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8458650035 XXX       XXX       TX    1/XX/2007  12/XX/2006   Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                            title in file.                                                             or Final Tile.                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            this application date.  The final date used for testing was 07/XX/2006.
8457529455 XXX       XXX       CA    1/XX/2007  1/XX/2007    Primary    Purchase                      3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for Federal Compliance - Missing                                             Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           any applicable Federal, State or Local compliance testing.                                                                          Final HUD-1:  Estimated HUD-1                                                       Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 Used For Fee Testing: Estimated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  per page 1 of the HUD.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8452259591 XXX       XXX       CA    2/XX/2007  1/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8456332206 XXX       XXX       NY    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
8451989169 XXX       XXX       MA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8459154896 XXX       XXX       OH    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 State Compliance - Note Error:                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Note late charge percentage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     exceeds maximum per state: The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 01/XX/2007.                                                             stated late charge of 10% or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                            $40, whichever is greater
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:        appears to violate OH Junior
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Borrower's ability to repay not verified with reliable documentation.                                                               Lien limits of "restricts late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not fees to the greater of $15 or 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not   of the scheduled payment on any
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           retained by lender.                                                                                                                 installment not paid within 10
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:      days after it due date".
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Consumer did not receive the required Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8459819330 XXX       XXX       CO    2/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8454702336 XXX       XXX       GA    2/XX/2007  1/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Georgia Home Loan (Late Charge): Georgia Home Loan:  Mortgage loan contains an impermissible late charge of  State Compliance - Note Error:                                                      -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 greater than 5.0% or a grace period of less than ten (10) days.                                                                     Note late charge percentage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 exceeds maximum per state: Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  charge not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     (GA) - max late charge for GA is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 08/XX/2006.                                                             5% - note states 10%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8455504745 XXX       XXX       WA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8458384179 XXX       XXX       NJ    2/XX/2007  2/XX/2007    Primary    Purchase                      3        C        C        C        C                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late       State Compliance - Note Error:                                                      Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           charge of greater than 5.0% or a grace period less than 15 days.                                                                    Note late charge percentage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 exceeds maximum per state: 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                            late charge exceeds 5% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                               per state (NJ).
8451568635 XXX       XXX       NJ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          3        C        C        C        C                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late       State Compliance - New Jersey                                                       Late Charge
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              charge of greater than 5.0% or a grace period less than 15 days.                                                                    Home Loan (Late Charge): 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 late charge exceeds 5% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  per state (NJ).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     State Compliance - Note Error:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 08/XX/2006.                                                             Note late charge percentage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                            exceeds maximum per state: 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.       late charge exceeds 5% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                               per state (NJ).
8451213947 XXX       XXX       WA    2/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8451980422 XXX       XXX       NJ    2/XX/2007  1/XX/2007    Primary    Purchase                      3        C        C        C        C                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late       State Compliance - New Jersey                                                       Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           charge of greater than 5.0% or a grace period less than 15 days.                                                                    Home Loan (Late Charge): 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 late charge exceeds 5% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  per state (NJ)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     State Compliance - Note Error:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 08/XX/2006.                                                             Note late charge percentage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                            exceeds maximum per state: 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                               late charge exceeds 5% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               per state (NJ)
8456350238 XXX       XXX       MA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   State Compliance - Massachusetts                                                    -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 Late Charge Percent Testing: 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home late charge exceeds 3% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the           per state (MA)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8451066177 XXX       XXX       CA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8451984196 XXX       XXX       NJ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                           Loan File - (Missing Doc)                                                UTD        Indeterminable
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                            Incomplete loan images/file:                                                        (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 File only contains Mortgage,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                      HUD, Appraisal and Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - TILA - Final TIL Missing                                                                                      Application.  Insufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               documents to complete
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance.
8458022718 XXX       XXX       MI    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8452576726 XXX       XXX       MD    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8459720007 XXX       XXX       RI    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8459061278 XXX       XXX       CT    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8450504682 XXX       XXX       VA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                     Yes        TR Note
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       Deficiency
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Miscellaneous Compliance - Initial TIL not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8455277577 XXX       XXX       MA    11/XX/2006 10/XX/2006   Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8458447453 XXX       XXX       MA    12/XX/2006 11/XX/2006   Primary    Purchase                      2        B        B        B        B                                                 [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not                                                                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                            contain the standard Due on Sale clause.                                                                                                                                                                                                                                                       [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8457194981 XXX                 FL               12/XX/2006   Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                           Loan File - (Missing Doc)                                                UTD        Indeterminable
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                            Incomplete loan images/file:
                                                                                                                                                                                            [3] Appraisal Documentation - Missing Document: Appraisal not provided     Appraisal in file however, document cut                                                                                                                                                                             [3] Closing / Title - Missing Final HUD-1                                                                                           File only contains final 1003
                                                                                                                                                                                                                                                                       off on bottom.  Unable to determine                                                                                                                                                                                 [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 and Mortgage.  Missing
                                                                                                                                                                                                                                                                       appraised value.                                                                                                                                                                                                    [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                      Note/HELOC Agreement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - TILA - Final TIL Missing                                                                                      Insufficient documents to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               complete compliance.
8459006166 XXX       XXX       MD    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8454238828 XXX       XXX       MA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8458398062 XXX       XXX       KY    3/XX/2007  2/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8454721306 XXX       XXX       KY    3/XX/2007  2/XX/2007    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - (Missing Data) Late Charge: Late Charge Type was not provided.  Any applicable Federal, State or Local                                                                              Yes        TR HUD
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 compliance testing is unreliable.                                                                                                                                                                                       Deficiency (UAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Signed or Stamped used for any applicable Federal, State or Local compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8456982432 XXX       XXX       GA    3/XX/2007  2/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - Georgia Home Loan (Late Charge): Georgia Home Loan:  Mortgage loan contains an impermissible late charge of  State Compliance - Georgia Home                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           greater than 5.0% or a grace period of less than ten (10) days.                                                                     Loan (Late Charge): The greater
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 of 10% or $40 late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  exceeds the limit of 5% per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     state (GA) regs.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8452777015 XXX       XXX       NM    3/XX/2007  2/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 State Compliance - Note Error:                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Note late charge percentage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     exceeds maximum per state: Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 09/XX/2006.                                                             charge of 10% exceeds state (NM)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                            limit of 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8457565370 XXX       XXX       WA    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8459707464 XXX       XXX       CA    2/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8451696344 XXX       XXX       NV    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Home Improvement                                                                                                    title in file.                                                             or Final Title                                                                                                                                                                                                      [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.54800% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX on a Original
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $XXX or XXX).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8451556015 XXX       XXX       NY    3/XX/2007  2/XX/2007    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                           Loan File - (Missing Doc)                                                UTD        Indeterminable
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                            Incomplete loan images/file:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 File only contains Mortgage,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                      HUD, Appraisal and Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - TILA - Final TIL Missing                                                                                      Application.  Insufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               documents to complete
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance.
8459703211 XXX       XXX       TX    2/XX/2007  1/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8455451527 XXX       XXX       MD    2/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8452418039 XXX       XXX       MD    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    Final title policy is missing                                                                                                                           3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Miscellaneous Compliance - (Doc                                          Yes        TR
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 Error) Initial GFE not provided:                                                    Indeterminable
                                                                                                                                                                                            [3] Insurance Documentation - Missing Document: Hazard Dec Page not                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Initial GFE not provided
                                                                                                                                                                                            provided                                                                                                                                                                                                                                                                                       Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                                                                                                                                                                                                     [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                            not provided                                                                                                                                                                                                                                                                                   [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8457364969 XXX       XXX       VA    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term           3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    The file does not contain either                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                            title in file.                                                             Preliminary or Final Title.                                                                                                                                                                                         provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8458604336 XXX       XXX       ID    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 7.07576% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX on a Original
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $XXX or XXX).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8457785917 XXX       XXX       MA               3/XX/2007    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                           Loan File - (Missing Doc)                                                UTD        Indeterminable
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                            Incomplete loan images/file:                                                        (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 File only contains Mortgage,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - TILA - Final TIL Missing                                                                                      HUD, Appraisal and Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Applications.  Insufficient
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               documents to complete
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance.
8452800016 XXX       XXX       NJ    3/XX/2007  2/XX/2007    Primary    Purchase                      3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late       State Compliance - New Jersey                                                       Late Charge
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     charge of greater than 5.0% or a grace period less than 15 days.                                                                    Home Loan (Late Charge): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 greater of 10% or $40 late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  charge exceeds 5% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     state (NJ) and 10 days grace
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 09/XX/2006.                                                             period less than 15 day minimum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               per state (NJ).
8454675753 XXX       XXX       NY    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain evidence of either                                                                                                                3           D           D           D           D           [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                     Yes        TR Note
                                                                        Debt Consolidation                                                                                                  title in file.                                                             Preliminary or Final Title.                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8456582786 XXX       XXX       NY    3/XX/2007  2/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                          2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   State Compliance - New York Late                                                    -
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 Charge Grace Period Testing: 10
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  day grace period is less than 15
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     day minimum per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 09/XX/2006.                                                             State Compliance - New York Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                    Charge Percent Testing: $40 late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            charges exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               state (NY).
8450584081 XXX       XXX       CA    2/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - State Late                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                     Charge Percentage: 10% late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 charge exceeds the 6% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - State Late Charge Percentage                                                                                 per state of CA.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8455318152 XXX       XXX       NJ    3/XX/2007  2/XX/2007    Primary    Purchase                      3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late       State Compliance - Note Error:                                                      Late Charge
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 charge of greater than 5.0% or a grace period less than 15 days.                                                                    Note late charge percentage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 exceeds maximum per state: Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  charge not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     (NJ) - max late charge for NJ is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 09/XX/2006.                                                             5% - note states 10%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state                                            Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Prepayment Penalty Discrepancy: Final TIL / CD indicates loan has PPP, however file does not contain Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           prepayment penalty addendum. Missing prepay data may result in invalid high cost, FNMA, and/or QM points and fees findings.         Under disclosure appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $34,162.62 is  in the payment stream due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $34,272.51 in the amount of $109.89.                                               daily simple interest
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               miscalculation.
8452935220 XXX       XXX       OR    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] State Compliance - Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Oregon Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8458058284 XXX       XXX       CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state.        State Compliance - California                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 Primary Residence Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - State Late Charge Percentage                                                                                 Percent Testing: Late charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.       allowed per state (CA) - max
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               late charge for CA is 6% - note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               states 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               State Compliance - State Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Percentage: Late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               not allowed per state (CA) - max
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               late charge for CA is 6% - note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               states 10%
8457029216 XXX       XXX       CA    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] State Compliance - California Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                                                            -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8452840649 XXX       XXX       NJ    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          3        C        C        C        C                                                                                                                                                                                                                                                                                    3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late                                                                                           Late Charge
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 charge of greater than 5.0% or a grace period less than 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8455112751 XXX       XXX       NY    4/XX/2007  3/XX/2007    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                           Loan File - (Missing Doc)        REVIEWER -                              UTD        Indeterminable
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                            Incomplete loan images/file:     GENERAL COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] Closing / Title - Missing Final HUD-1                                                                                           File only contains Mortgage,     (2019/XX/11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 Appraisal and Final Application. HUD provided is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003                                                      Insufficient documents to        signed but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - TILA - Final TIL Missing                                                                                      complete compliance.             dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Condition
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                remains.
8450851950 XXX       XXX       MA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8451272121 XXX       XXX       NJ    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8459480739 XXX       XXX       NJ    4/XX/2007  3/XX/2007    Primary    Purchase                      3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency (UAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8453882519 XXX       XXX       GA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8457515003 XXX       XXX       MD    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8451453720 XXX       XXX       CT    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of 6.39857% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX on a Original
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan Amount of $XXX vs. an allowable total of $XXX and $1000.00 (2007) (an overage of $XXX or XXX).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8455797626 XXX       XXX       MA    6/XX/2007  5/XX/2007    Primary    Purchase                      2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8454906740 XXX       XXX       CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8452801535 XXX       XXX       OH    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Consumer did not receive the required Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8451880072 XXX       XXX       LA    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8452147694 XXX       XXX       TX    3/XX/2007  2/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
8454302275 XXX       XXX       CA    3/XX/2007  9/XX/2006    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003
8453567413 XXX                 MD               4/XX/2007    UTD        UTD UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                           Loan File - (Missing Doc)                                                UTD        Indeterminable
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                            Incomplete loan images/file:
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [3] Closing / Title - Missing Final HUD-1                                                                                           File only contains Mortgage.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Note/HELOC Agreement missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         Insufficient documents to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 complete compliance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - TILA - Final TIL Missing
8455543333 XXX       XXX       KY    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8459834540 XXX       XXX       CA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
8454554116 XXX       XXX       NY    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                     Charge Grace Period Testing: 11
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 day grace period does not meet
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  the 15 day minimum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 08/XX/2006.                                                             State Compliance - New York Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                    Charge Percent Testing: 5% late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            fee exceeds the 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
8453550292 XXX       XXX       CA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Debt Consolidation                                                                                                  [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8459721787 XXX       XXX       MA    2/XX/2003  1/XX/2003    Primary    Purchase                      3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 02/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 08/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8456228288 XXX       XXX       MA    8/XX/2002  7/XX/2002    Primary    Purchase                      3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 02/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8454196603 XXX       XXX       MA    10/XX/2002 9/XX/2002    Primary    Purchase                      3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 04/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8454453470 XXX       XXX       MA    7/XX/2003  6/XX/2003    UTD        UTD UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           UTD        Indeterminable
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 01/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8454850520 XXX       XXX       MA    8/XX/2003  7/XX/2003    UTD        UTD UTD                       3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           UTD        Indeterminable
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 02/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8457568469 XXX       XXX       MA    10/XX/2003 9/XX/2003    UTD        UTD UTD                       3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           UTD        Indeterminable
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 04/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8456478503 XXX       XXX       MA    5/XX/2004  4/XX/2004    Primary    UTD UTD                       3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           UTD        Indeterminable
                                                                                                                                                                                            [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                            provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                            contain the standard Due on Sale clause.                                                                                                                                                                                                                                                       [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 11/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8451822259 XXX       XXX       MA    11/XX/2004 10/XX/2004   Primary    Purchase                      3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 05/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8453652811 XXX       XXX       MA    11/XX/2004 10/XX/2004   Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         (UAL State)
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 05/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8451022292 XXX       XXX       MA    11/XX/2004 10/XX/2004   Primary    Purchase                      3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                            [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                            provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                            contain the standard Due on Sale clause.                                                                                                                                                                                                                                                       [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         (UAL State)
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 05/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8455665545 XXX       XXX       MA    2/XX/2004  1/XX/2004    UTD        UTD UTD                       3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           UTD        Indeterminable
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 08/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8451622031 XXX       XXX       MA    7/XX/2004  6/XX/2004    Primary    UTD UTD                       3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           UTD        Indeterminable
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 01/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8454912284 XXX       XXX       MA    9/XX/2004  8/XX/2004    Primary    Purchase                      3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Note Date of 09/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 03/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8452438469 XXX       XXX       MA    8/XX/2004  7/XX/2004    Primary    Purchase                      3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 02/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8453317679 XXX       XXX       MA    12/XX/2004 11/XX/2004   Primary    Purchase                      3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 06/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8457612104 XXX       XXX       MA    12/XX/2004 11/XX/2004   Primary    Purchase                      3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 06/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8451910305 XXX       XXX       MA    1/XX/2005  12/XX/2004   Primary    UTD UTD                       3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 07/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8450111195 XXX       XXX       MA    3/XX/2005  2/XX/2005    UTD        UTD UTD                       3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 09/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8454363089 XXX       XXX       MA    12/XX/2004 11/XX/2004   UTD        UTD UTD                       3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           UTD        Indeterminable
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     (UAL State)
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 06/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8452165074 XXX       XXX       MA    1/XX/2005  12/XX/2004   UTD        Purchase                      3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 07/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8452360950 XXX       XXX       MA    1/XX/2004  12/XX/2003   Primary    UTD UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           UTD        Indeterminable
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 07/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8453302846 XXX       XXX       RI    2/XX/2004  1/XX/2004    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004.
8455818274 XXX       XXX       NY    7/XX/2002  6/XX/2002    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      State Compliance - New York Late                                                    -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.                                                         Charge Percent Testing:
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 verified-n exceeds NY max 2%,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  this loan @ 4%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8459905090 XXX       XXX       NY    8/XX/2002  7/XX/2002    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      State Compliance - New York Late                                                    -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.                                                         Charge Grace Period Testing:
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 Grace period not allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  state (NY)   min grace period
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine     for NY is 15 days - note states
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 02/XX/2002.                                                             10 days
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                    State Compliance - New York Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            Charge Percent Testing: Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       charge not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           (NY) - max late charge for (NY)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     is 2% - note states the lesser
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               of 5% or $35
8458504249 XXX       XXX       NY    12/XX/2002 11/XX/2002   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             of Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing.                                     Charge Grace Period Testing: 10
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      day grace period is less than 15
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         day minimum per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 State Compliance - New York Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Charge Percent Testing: $35 late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine     charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 06/XX/2002.                                                             state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                    Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Under disclosure appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           payment stream related.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $131,938.40 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $132,231.12 in the amount of $292.72.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 12/XX/2002, prior to three (3) business days from transaction date of 12/XX/2002.
8456151301 XXX       XXX       NY    2/XX/2003  1/XX/2003    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
8452388860 XXX       XXX       NY    2/XX/2003  1/XX/2003    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 02/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 02/XX/2003, prior to three (3) business days from transaction date of 02/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8452702573 XXX       XXX       NY    8/XX/2003  7/XX/2003    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         Charge Grace Period Testing:
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 Grace period not allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests   state (NY)   min grace period
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using a 7 month lookback from the consummation date.                                                                       for NY is 15 days - note states
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  10 days
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine     State Compliance - New York Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 02/XX/2003.                                                             Charge Percent Testing: Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                    charge not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            (NY) - max late charge for (NY)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     is 2% - note states the lesser
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               of 5% or $35
8459603565 XXX       XXX       NY    8/XX/2003  7/XX/2003    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      State Compliance - New York Late                                                    -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         Charge Grace Period Testing:
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 Grace period not allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  state (NY)   min grace period
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine     for NY is 15 days - note states
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 02/XX/2003.                                                             10 days
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                    State Compliance - New York Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            Charge Percent Testing: Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       charge not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           (NY) - max late charge for (NY)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     is 2% - note states the lesser
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               of 5% or $35
8455126618 XXX       XXX       NY    9/XX/2003  8/XX/2003    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing.                                     Charge Grace Period Testing: 10
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      day grace period is less than 15
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         day minimum per state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 State Compliance - New York Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Charge Percent Testing: 5% late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine     charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 03/XX/2003.                                                             state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8458454246 XXX       XXX       NY    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8452110206 XXX       XXX       NY    7/XX/2004  6/XX/2004    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8452921290 XXX       XXX       NY    6/XX/2003  5/XX/2003    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      State Compliance - New York Late                                                    -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         Charge Grace Period Testing: 10
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 day grace period is less than 15
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  day minimum per state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine     State Compliance - New York Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 12/XX/2002.                                                             Charge Percent Testing: 5% late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                    charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8452500962 XXX       XXX       NJ    7/XX/2003  6/XX/2003    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8453667549 XXX       XXX       NJ    7/XX/2003  6/XX/2003    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $173,001.66 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $173,365.88 in the amount of $364.22.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 07/XX/2003, prior to three (3) business days from transaction date of 07/XX/2003.
8451851556 XXX       XXX       NJ    7/XX/2003  6/XX/2003    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8456600154 XXX       XXX       NJ    10/XX/2003 9/XX/2003    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    No evidence of Prelininary or Final Title                                                                                                               2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                             in file.                                                                                                                                                                                                            Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 10/XX/2003, prior to three (3) business days from transaction date of 10/XX/2003.
8452656657 XXX       XXX       NJ    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -          3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late                                                                                           Late Charge
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 charge of greater than 5.0% or a grace period less than 15 days.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004.
8451016024 XXX       XXX       NJ    8/XX/2004  7/XX/2004    Primary    Refinance Rate/Term           3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late       State Compliance - New Jersey                                                       Late Charge
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      charge of greater than 5.0% or a grace period less than 15 days.                                                                    Home Loan (Late Charge): 10 day
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      grace period is less than the 15
                                                                                                                                                                                            [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                            value of a contract sales price or original loan amount, whichever applies.                                                         minimum per state (NJ).
                                                                                                                                                                                            contain the standard Due on Sale clause.                                                                                                                                                                                                                                                       [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
8457650798 XXX       XXX       MA    8/XX/2003  7/XX/2003    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8450673129 XXX       XXX       MA    12/XX/2002 11/XX/2002   Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2002.
8455972796 XXX       XXX       MA    7/XX/2003  6/XX/2003    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8450431317 XXX       XXX       MA    9/XX/2003  8/XX/2003    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2003, prior to three (3) business days from transaction date of 09/XX/2003.
8452691141 XXX       XXX       MA    12/XX/2003 11/XX/2003   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 12/XX/2003, prior to three (3) business days from transaction date of 12/XX/2003.
8455713317 XXX       XXX       MA    2/XX/2004  1/XX/2004    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004.
8455819772 XXX       XXX       MA    8/XX/2004  7/XX/2004    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2004, prior to three (3) business days from transaction date of 08/XX/2004.
8457208383 XXX       XXX       MA    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $61,035.20 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $61,088.66 in the amount of $53.46.
8454471214 XXX       XXX       NY    8/XX/2000  7/XX/2000    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2000.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8459965361 XXX       XXX       NY    12/XX/2003 11/XX/2003   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
8456710428 XXX       XXX       NY    11/XX/2004 10/XX/2004   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8459788141 XXX       XXX       NJ    11/XX/2004 10/XX/2004   Primary    Refinance Cash-out -          3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late       State Compliance - New Jersey                                                       Late Charge
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      charge of greater than 5.0% or a grace period less than 15 days.                                                                    Home Loan (Late Charge): 10
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     grace period exceeds/conforms
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing.                                     with 15 maximum per state (NJ)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 11/XX/2004, prior to three (3) business days from transaction date of 11/XX/2004.
8450463996 XXX       XXX       NJ    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -          3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late       State Compliance - New Jersey                                                       Late Charge
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      charge of greater than 5.0% or a grace period less than 15 days.                                                                    Home Loan (Late Charge): 10
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     grace period less than 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.                                     per state (NJ).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 02/XX/2005, prior to three (3) business days from transaction date of 02/XX/2005.
8450572733 XXX       XXX       NJ    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -          3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late                                                                                           Late Charge
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 charge of greater than 5.0% or a grace period less than 15 days.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
8459388275 XXX       XXX       NJ    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -          3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late                                                                                           Late Charge
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 charge of greater than 5.0% or a grace period less than 15 days.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.
8458843156 XXX       XXX       CA    12/XX/2005 11/XX/2005   Primary    Refinance UTD                 3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    No evidence of Prelininary or Final Title                                                                                                               3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                            title in file.                                                             in file.                                                                                                                                                                                                            provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 06/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8453767925 XXX       XXX       FL    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8456645707 XXX       XXX       FL    1/XX/2005  12/XX/2004   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8450729281 XXX       XXX       FL    5/XX/2005  4/XX/2005    Primary    Refinance UTD                 3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 11/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8459114806 XXX       XXX       NY    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.                                     Charge Percent Testing: Late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      charge not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         (NY) - max late charge for NY is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 2% - note states 4.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8451332398 XXX       XXX       NJ    8/XX/2005  7/XX/2005    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    "File does not contain either Preliminary                                                                                                               2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                            title in file.                                                             or Final Title".                                                                                                                                                                                                    Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.
8458376998 XXX       XXX       MA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - Massachusetts                                                    -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.                                     Late Charge Percent Testing: 4%
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      late charge exceeds 3% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         per state(MA).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8455793264 XXX       XXX       NY    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.                                     Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      charge exceeds 2% late charge
                                                                                                                                                                                            [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                            value of a contract sales price or original loan amount, whichever applies.                                                         maximum per state NY.
                                                                                                                                                                                            contain the standard Due on Sale clause.                                                                                                                                                                                                                                                       [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8459034778 XXX       XXX       NJ    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8453417382 XXX       XXX       ME    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8455295216 XXX       XXX       NY    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8456112856 XXX       XXX       NY    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.                                     Charge Percent Testing: Late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      charge not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         (NY) - max late charge for NY is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  2% - note states 4%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8458263634 XXX       XXX       NJ    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8455071100 XXX       XXX       NJ    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8458205904 XXX       XXX       MA    11/XX/2005 9/XX/2005    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  State Compliance - Massachusetts                                         Yes        TR
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 Late Charge Percent Testing:                                                        Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Note late charge of 4% exceeds                                                      (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.                                     maximum of 3% per state of MA.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 04/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8456949730 XXX       XXX       NJ    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8457468334 XXX       XXX       MA    12/XX/2005 11/XX/2005   Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.
8454115260 XXX       XXX       NJ    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8453776799 XXX       XXX       NY    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.                                     Charge Percent Testing: "4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         state of New York
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Initial TIL not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8457789651 XXX       XXX       NJ    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8456303264 XXX       XXX       NJ    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8452345892 XXX       XXX       MA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      State Compliance - Massachusetts                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         Late Charge Percent Testing: 4%
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   late charge violates the 3%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 maximum per the state of MA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8454968710 XXX       XXX       MA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      State Compliance - Massachusetts                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         Late Charge Percent Testing: 4%
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 late charge exceeds 3% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.                       per state (MA)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8453508746 XXX       XXX       RI    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8452402311 XXX       XXX       MA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - Massachusetts                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                     Late Charge Percent Testing: 4%
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 late charge exceeds 3% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home limit per state(MA).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
8458532689 XXX       XXX       NJ    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Other                                                                                                               [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
8458897272 XXX       XXX       FL    4/XX/2006  3/XX/2006    Primary    Refinance UTD                 3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either the                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                            title in file.                                                             Preliminary or Final Title.                                                                                                                                                                                         provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 10/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8453599909 XXX       XXX       NJ    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8455586573 XXX       XXX       NJ    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
8452083460 XXX       XXX       FL    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     General Appraisal Requirements -                                                    -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                     Due to lack of appraised value,
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         LTV were run off an assumed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 value of a contract sales price
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  or original loan amount,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     whichever applies.: no appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 01/XX/2006.                                                             in file. Do not have 1003, AUS,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.       approval or any other doc in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                               file to show value.
8455348225 XXX       XXX       NY    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                     Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 charge exceeds/conforms with  2%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  maximum per state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
8455156964 XXX       XXX       NY    8/XX/2006  7/XX/2006    UTD        UTD UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           UTD        Indeterminable
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                            [3] Miscellaneous Compliance - The Loan Purpose cannot be determined based                                                                                                                                                                                                                     Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            on the documents in the loan file. Loan purpose of Cash Out Refinance was                                                                                                                                                                                                                      [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed
                                                                                                                                                                                            used to perform all applicable compliance testing.                                                                                                                                                                                                                                             value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 02/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8458108042 XXX       XXX       NJ    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                        Other                                                                                                               [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                                                                                                                                                                                                     Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency (UAL
                                                                                                                                                                                            not provided                                                                                                                                                                                                                                                                                   [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Note Date of 08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
8457943001 XXX       XXX       NJ    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8452423123 XXX       XXX       NJ    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8459398208 XXX       XXX       CT    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8450708837 XXX       XXX       PA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8454460752 XXX       XXX       NY    10/XX/2006 9/XX/2006    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                     Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8450564625 XXX       XXX       MA    11/XX/2006 10/XX/2006   Primary    Refinance UTD                 3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain Preliminary or                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  State Compliance - Massachusetts                                         Yes        TR
                                                                                                                                                                                            title in file.                                                             Final Title.                                                                                                                                                                                                        provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 Late Charge Percent Testing: 4%                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     late charge exceeds 3% maximum                                                      (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                     per state (MA)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 05/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8458112588 XXX       XXX       PA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed
                                                                                                                                                                                            [3] General - Missing Document: Stated not provided                                                                                                                                                                                                                                            value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8450685631 XXX       XXX       NJ    11/XX/2006 10/XX/2006   Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8453192286 XXX       XXX       MA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8454429437 XXX       XXX       NJ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8454691148 XXX       XXX       TN    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     General Appraisal Requirements -                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                     Due to lack of appraised value,
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      compliance tests requiring an
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         LTV were run off an assumed
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 value of a contract sales price
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  or original loan amount,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     whichever applies.: No Value
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 08/XX/2006.                                                             Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8453370943 XXX       XXX       MA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8459852466 XXX       XXX       MD    7/XX/2007  6/XX/2007    Primary    Refinance UTD                 3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8452964484 XXX       XXX       NY    10/XX/2007 9/XX/2007    UTD        Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                     Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8451001780 XXX       XXX       NJ    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8450555696 XXX       XXX       IL    1/XX/2006  12/XX/2005   Primary    Refinance Rate/Term           3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 07/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8450524225 XXX       XXX       NV    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8457364998 XXX       XXX       KY    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -          2        B        B        B        B                                                                                                                                                                                                                                                                                    2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                        Debt Consolidation
8453259675 XXX       XXX       IN    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
8453690937 XXX       XXX       NY    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $39,165.00 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $39,228.94 in the amount of $63.94.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8452739508 XXX       XXX       MA    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         file indicated to be final is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the           received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8459967701 XXX       XXX       NJ    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either the                                                                                                                        3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not    Closing / Title - (Doc Error)                                            Yes        TR HUD
                                                                        Other                                                                                                               title in file.                                                             Preliminary or Final Title.                                                                                                                                                                                         Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                               TIL Error: Final TIL not signed                                                     Deficiency (UAL
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL                                                        State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.                                     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 Under disclosure is due to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  simple interest payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine     calculation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 07/XX/2005.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $145,511.00 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $146,171.57 in the amount of $660.57.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8455216578 XXX       XXX       NJ    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    Evidence of title not provided.                                                                                                                         2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                             Final 1003 not provided.                                                                                                                                                                                            Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8452232875 XXX       XXX       RI    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 08/XX/2005.                                                             Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                       but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower received.
8451080233 XXX       XXX       MA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - Massachusetts                                                    -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                     Late Charge Percent Testing:
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Late charge not allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         state (MA) - max late charge for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   MA is 3% - note states 4%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the           by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower's interest.                                                                                                                appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.                       signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 09/XX/2005.                                                             Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8450086876 XXX       XXX       ME    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     borrowers.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 08/XX/2005.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               Unable to determine the reason
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      for the under disclosure due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              missing the itemization of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $57,937.00 is  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $58,133.59 in the amount of $196.59.                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.             borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8450041534 XXX       XXX       FL    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         appears to be the final but is
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  not signed or initialed by the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 09/XX/2005.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8459280610 XXX       XXX       RI    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 09/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8451566610 XXX       XXX       NJ    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 09/XX/2005.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8454773607 XXX       XXX       NJ    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
8456756011 XXX       XXX       NY    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 09/XX/2005.                                                             by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Under-disclosure appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  due to daily simple interest
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   calculation on loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $130,316.00 is Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $130,686.33 in the amount of $370.33.                                              indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8451871426 XXX       XXX       AZ    4/XX/2006  3/XX/2006    Second     Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                             Home       Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8450052283 XXX       XXX       NJ    4/XX/2006  3/XX/2006    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8453871958 XXX       XXX       NJ    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 10/XX/2005.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8455112157 XXX       XXX       NH    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    No prelim or final title in file                                                                                                                        2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 10/XX/2005.                                                             signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Under disclosure is due to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              simple interest payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       calculation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $120,313.00 is funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $120,628.49 in the amount of $315.49.                                              disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                       borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8456723031 XXX       XXX       NJ    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         file indicated to be final is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 10/XX/2005.                                                             received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8453388014 XXX       XXX       NJ    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 11/XX/2005.                                                             Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8452562975 XXX       XXX       NJ    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8454804041 XXX       XXX       NM    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8455973640 XXX       XXX       CA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8452852806 XXX       XXX       NJ    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 11/XX/2005.                                                             borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        Under Disclosure due to TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        Payment stream calculation and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Actual payment stream
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              calculation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $58,807.00 is  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $58,867.62 in the amount of $60.62.                                                but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower received.
8452703683 XXX       XXX       NY    5/XX/2006  4/XX/2006    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      State Compliance - New York Late                                                    -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.                                                         Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   charge exceeds 2% maximum per
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      Disclosure within a reasonably practicable time after using credit score.                                                           state (NY)
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 11/XX/2005.                                                             by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   Itemization of Amount Financed."
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $227,523.00 is Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $227,770.18 in the amount of $247.18.                                              indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8454927982 XXX       XXX       NY    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                     Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  charge exceeds the 2% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     per state of NY.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 11/XX/2005.                                                             Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.             Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8453825919 XXX       XXX       CT    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 12/XX/2005.                                                             Unable to determine reason for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      underdisclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Itemization but per HUD no fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       were charged to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Appears to be payment stream
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           related.  Information input
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $51,402.00 is  correctly per Note, HUD and TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $51,627.20 in the amount of $225.20.                                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8454764360 XXX       XXX       RI    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL in
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         file indicated to be final,
                                                                                                                                                                                            does not contain the following clauses:: Due On Sale Clause, Mortgagors                                                                                                                                                                                                                        [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   expected funding date same as
                                                                                                                                                                                            requirement to maintain adequate insurance at the mortgagor's own expense,                                                                                                                                                                                                                     Disclosure within a reasonably practicable time after using credit score.                                                           disbursement and/or note date
                                                                                                                                                                                            Holder's right to foreclose, Homestead Exemption Waiver                                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 12/XX/2005.                                                             borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8458191618 XXX       XXX       NV    6/XX/2006  5/XX/2006    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL in
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         file indicated to be final,
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 12/XX/2005.                                                             so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8459764042 XXX       XXX       NJ    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 12/XX/2005.                                                             Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8453905332 XXX       XXX       NY    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain preliminary or                                                                                                                    2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             final Title documents                                                                                                                                                                                               value of a contract sales price or original loan amount, whichever applies.                                                         Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   charge exceed 2% max per state
                                                                                                                                                                                            [3] Document Error - Missing Documentation: Complete non-subject financing                                                                                                                                                                                                                     Disclosure within a reasonably practicable time after using credit score.                                                           (NY).
                                                                                                                                                                                            information was not found in file.: Lien Position: 1                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 12/XX/2005.                                                             by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower received.
8452883874 XXX       XXX       NJ    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Final TIL                                                      -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                     Not Provided to Borrower At or
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 12/XX/2005.                                                             borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8455568390 XXX       XXX       NY    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         Charge Percent Testing: Late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   charge not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           (NY) - max late charge for NY is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  2% - note states 4%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8455399215 XXX       XXX       NJ    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8456182049 XXX       XXX       PA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    Date of Security Instrument 07/XX/2006,                                                                                                                 2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             however document not notarized until                                                                                                                                                                                Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                     TIL Error: Borrower signature
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003        10/XX/2006; Closing Instructions indicate                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      not dated.: TIL appears to be
                                                                                                                                                                                            [3] Closing / Title - Note Error: First payment date is before the note    loan disbursed 07/XX/2006; first payment                                                                                                                                                                            value of a contract sales price or original loan amount, whichever applies.                                                         final but not signed nor
                                                                                                                                                                                            date.                                                                      due 08/XX/2006.                                                                                                                                                                                                     [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   initialed by borrower.
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      Disclosure within a reasonably practicable time after using credit score.                                                           Federal Compliance - Final TIL
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 01/XX/2006.                                                             disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $88,472.00 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $88,590.65 in the amount of $118.65.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8453783235 XXX       XXX       NY    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                     Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 01/XX/2006.                                                             funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       but is not signed by borrowers
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8452536687 XXX       XXX       NJ    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 01/XX/2006.                                                             appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8451076136 XXX       XXX       NY    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           the state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 01/XX/2006.                                                             by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                       borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8459286177 XXX       XXX       NJ    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not    Closing / Title - (Doc Error)                                            Yes        TR HUD
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                               TIL Error: Final TIL not signed                                                     Deficiency (UAL
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: Final                                                      State)
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         TIL not signed nor dated
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $213,453.00 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $213,499.47 in the amount of $46.47.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8458918783 XXX       XXX       NJ    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 01/XX/2006.                                                             Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8457339292 XXX       XXX       NJ    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 01/XX/2006.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8455670997 XXX       XXX       AR    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Federal Compliance - (Missing                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Data) Unable to determine if
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 01/XX/2006.                                                             Unable to determine due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       missing the Preliminary Title.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8450299799 XXX       XXX       CA    8/XX/2006  7/XX/2006    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: Til
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed or initialed by the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $195,413.00 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $197,386.78 in the amount of $1,973.78.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8457174751 XXX       XXX       MA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     General - Incomplete Document:                                                      -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                     Right to Cancel (RTC) is
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      incomplete: The document is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         provided but not signed by the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   borrowers.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General - Incomplete Document: Right to Cancel (RTC) is incomplete                                                              State Compliance - Massachusetts
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Late Charge Percent Testing: 4%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the           late charge exceeds 3% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower's interest.                                                                                                                per state (MA)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.                       Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 02/XX/2006.                                                             appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8456530181 XXX       XXX       MD    8/XX/2006  7/XX/2006    UTD        Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                            [3] Miscellaneous Compliance - The Loan Purpose cannot be determined based                                                                                                                                                                                                                     Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                            on the documents in the loan file. Loan purpose of Cash Out Refinance was                                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                            used to perform all applicable compliance testing.                                                                                                                                                                                                                                             were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 02/XX/2006.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8452792537 XXX       XXX       VA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain Preliminary or                                                                                                                    2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                               title in file.                                                             Final Title.                                                                                                                                                                                                        value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8452472332 XXX       XXX       NY    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                     Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      charge exceeds 2% maximum per
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         state (NY)
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 02/XX/2006.                                                             signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8455087795 XXX       XXX       MD    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     General Appraisal Requirements -                                                    -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                     Due to lack of appraised value,
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         LTV were run off an assumed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   value of a contract sales price
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           or original loan amount,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  whichever applies.: All
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     documentation reflecting
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 02/XX/2006.                                                             appraised value at origination
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       is missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.             indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8459598900 XXX       XXX       NJ    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8454787126 XXX       XXX       SC    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Final TIL                                                      -
                                                                        Other                                                                                                               [3] Title / Lien Defect - Title Evidence is not a standard policy.: Title                                                                                                                                                                                                                      Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                     Not Provided to Borrower At or
                                                                                                                                                                                            Evidence: Attorney Opinion                                                                                                                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Before Consummation: TIL appears
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (No Tangible Net Benefit): South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8459266465 XXX       XXX       NY    9/XX/2006  8/XX/2006    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 03/XX/2006.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8458963233 XXX       XXX       MA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the           appears to be final but has no
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower's interest.                                                                                                                signature or initials.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.                       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 03/XX/2006.                                                             indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8451295409 XXX       XXX       NJ    9/XX/2006  8/XX/2006    Primary    Refinance UTD                 3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not    Closing / Title - (Doc Error)                                            Yes        TR HUD
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                               TIL Error: Final TIL not signed                                                     Deficiency (UAL
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL                                                        State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 03/XX/2006.                                                             indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.                                                                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8452592899 XXX       XXX       NY    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not    General Appraisal Requirements -                                         Yes        TR HUD
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                               Due to lack of appraised value,                                                     Deficiency
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Note Date of 09/XX/2006 used as disbursement date for compliance testing.                                                           LTV were run off an assumed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      value of a contract sales price
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         or original loan amount,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   whichever applies.: Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 03/XX/2006.                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of  Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements         Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.             borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10  borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8450936469 XXX       XXX       NY    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not    State Compliance - New York Late                                         Yes        TR HUD
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                               Charge Percent Testing: 4% late                                                     Deficiency
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                     state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 03/XX/2006.                                                             signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8453327317 XXX       XXX       GA    9/XX/2006  8/XX/2006    Primary    UTD UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 03/XX/2006.                                                             but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Unable to determine reason for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           underdisclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $61,072.00 is  Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $61,278.56 in the amount of $206.56.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8452121570 XXX       XXX       FL    9/XX/2006  8/XX/2006    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 03/XX/2006.                                                             signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8454842990 XXX       XXX       MA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - Massachusetts                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                     Late Charge Percent Testing: 4%
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   late charge exceeds 3% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home per state of MA.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the           Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower's interest.                                                                                                                TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.                       by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 03/XX/2006.                                                             borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8458691861 XXX       XXX       NJ    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 03/XX/2006.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.       borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8451911766 XXX       XXX       NJ    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 03/XX/2006.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Unable to determine reason for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        underdisclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       No fees were charged to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  borrower.  Appears to be payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   stream related based on Note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $159,132.00 is Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $159,543.00 in the amount of $411.00.                                              Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8454996843 XXX       XXX       NY    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                     Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      charge exceeds 2% maximum per
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         state (NY)
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 03/XX/2006.                                                             by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.             funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8454431854 XXX       XXX       CT    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 03/XX/2006.                                                             Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8459849519 XXX       XXX       NY    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         Charge Percent Testing: 2% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  charge exceeds 4% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 03/XX/2006.                                                             Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8455367245 XXX       XXX       MD    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 04/XX/2006.                                                             Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8458918005 XXX       XXX       NJ    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be the final but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   not signed nor initialed by the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           borrowers
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       but not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.                                                                                                   borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8452922294 XXX       XXX       NJ    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8458921725 XXX       XXX       MA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      State Compliance - Massachusetts                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         Late Charge Percent Testing: 4%
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home late charge exceeds 3% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the           per state (MA)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower's interest.                                                                                                                Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.                       TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 04/XX/2006.                                                             signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        Disclosed payment on Note of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        $369.10 does not correspond with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      the loan amount, loan term, and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              interest rate on the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $60,730.00 is  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $60,784.66 in the amount of $54.66.                                                but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                       borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8457410854 XXX       XXX       CT    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 04/XX/2006.                                                             borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8454394172 XXX       XXX       MA    10/XX/2006 9/XX/2006    Primary    UTD UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      State Compliance - Massachusetts                                                    -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         Late Charge Percent Testing: 4%
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home late charge exceeds 3% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the           per state MA.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower's interest.                                                                                                                Federal Compliance - Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.                       Rescission Timing - Receipt Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Missing: TIL in file indicated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     to be final, but is not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 04/XX/2006.                                                             or dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        by all required parties: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8458736892 XXX       XXX       MA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   General - Incomplete Document:                                                      -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      [2] General - Incomplete Document: Right to Cancel (RTC) is incomplete                                                              Right to Cancel (RTC) is
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home incomplete: A copy is provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the           but the borrower did not sign.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower's interest.                                                                                                                State Compliance - Massachusetts
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.                       Late Charge Percent Testing: 4%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  late charge exceeds 3% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     per state (MA)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 04/XX/2006.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8454402852 XXX       XXX       NY    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   charge exceeds 2% maximum per
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      Disclosure within a reasonably practicable time after using credit score.                                                           state (NY)
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 04/XX/2006.                                                             by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Final payment on TIL does not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              match calculated final payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       for daily simple interest loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $65,152.00 is  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $65,221.31 in the amount of $69.31.                                                disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                       borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8455582930 XXX       XXX       NJ    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 04/XX/2006.                                                             signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in   borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8455962670 XXX       XXX       NY    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                     Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      charge exceeds the 2% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         per state of NY.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 05/XX/2006.                                                             by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8457559459 XXX       XXX       WA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 05/XX/2006.                                                             Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8456198717 XXX       XXX       CA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                     TIL Error: Borrower signature
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      not dated.: TIL appears to be
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         final but not signed nor
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 05/XX/2006.                                                             Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                          borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8457353189 XXX       XXX       NY    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            this application date.  The final date used for testing was 05/XX/2006.                                                             charge violates the 2% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            per the state of NY
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8456846411 XXX       XXX       NY    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                     Charge Percent Testing: Note
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      late charge of 4% exceeds
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         maximum of 2% per state of NY.
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 05/XX/2006.                                                             by all required parties: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           by all required parties: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $44,544.00 is  file indicated to be final but
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $44,648.36 in the amount of $104.36.                                               is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.             borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               DSI actual 365
8455654561 XXX       XXX       NJ    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 05/XX/2006.                                                             signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower received.
8451158546 XXX       XXX       CT    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    Evidence of title not provided.  Final                                                                                                                  3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not    Closing / Title - (Doc Error)                                            Yes        TR HUD
                                                                        Other                                                                                                               title in file.                                                             Title Policy and Preliminary Title Policy                                                                                                                                                                           Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                               TIL Error: Final TIL not signed                                                     Deficiency
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003        missing.                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 05/XX/2006.                                                             The TIL payment streams
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       disclosed do not match the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           actual terms of the note. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      TIL indicates the loan was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              disclosed as a 360 payments of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       $369.17, however the note terms
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  reflect  299 payments of $369.17
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      and 1 payment of $484.01.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $60,751.00 is  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $60,866.74 in the amount of $115.74.                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.             disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                       borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8459683327 XXX       XXX       NJ    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8458897098 XXX       XXX       NJ    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 05/XX/2006.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8455505849 XXX       XXX       NJ    11/XX/2006 10/XX/2006   Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 05/XX/2006.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Unable to determine reason for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        underdisclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      It appears to be simple interest
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              and payment stream related.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Fees on HUD paid by Lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $179,334.00 is funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $179,666.48 in the amount of $332.48.                                              disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.             borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8459611757 XXX       XXX       NY    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 05/XX/2006.                                                             indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8452356986 XXX       XXX       MA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - Massachusetts                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Note Date of 11/XX/2006 used as disbursement date for compliance testing.                                                           Late Charge Percent Testing: 45
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      late charge exceeds 3% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         per state (MA).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home by all required parties: Comment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the           required: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower's interest.                                                                                                                final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.                       initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8454867408 XXX       XXX       NJ    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 06/XX/2006.                                                             Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8452597661 XXX       XXX       VA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initial by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 06/XX/2006.                                                             Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8450296522 XXX       XXX       MA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - Massachusetts                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                     Late Charge Percent Testing: 4%
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home late charge violates the 3%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the           maximum per the state of MA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower's interest.                                                                                                                Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.                       TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 06/XX/2006.                                                             signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8454821799 XXX       XXX       NY    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not    State Compliance - New York Late                                         Yes        TR HUD
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                               Charge Percent Testing: 4% late                                                     Deficiency
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     charge exceeds the 2% maximum
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                     allowed per state (NY).
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 06/XX/2006.                                                             signed or initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8454560222 XXX       XXX       MD    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 06/XX/2006.                                                             signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8452859936 XXX       XXX       NJ    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 06/XX/2006.                                                             borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure due to missing information.                                                                                              disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8451689465 XXX       XXX       FL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 06/XX/2006.                                                             Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8458334242 XXX       XXX       FL    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                            [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                            value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                            contain the standard Due on Sale clause.                                                                                                                                                                                                                                                       [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 07/XX/2006.                                                             Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8456367485 XXX       XXX       NJ    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     General - Incomplete Document:                                                      -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Note Date of 01/XX/2007 used as disbursement date for compliance testing.                                                           Right to Cancel (RTC) is
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      incomplete: The RTC was provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         but the copy is not signed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General - Incomplete Document: Right to Cancel (RTC) is incomplete                                                              Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 07/XX/2006.                                                             appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements         borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8459625057 XXX       XXX       NJ    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 07/XX/2006.                                                             signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8452519646 XXX       XXX       NJ    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 07/XX/2006.                                                             signed or initialed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8458939155 XXX       XXX       NJ    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 07/XX/2006.                                                             borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8455029285 XXX       XXX       NJ    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 07/XX/2006.                                                             Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8452615596 XXX       XXX       CA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8457826418 XXX       XXX       NJ    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            this application date.  The final date used for testing was 07/XX/2006.                                                             by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8458187356 XXX       XXX       MA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Miscellaneous - Credit Exception:                                      Security Instrument was notarized                                                                                                                       2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - Massachusetts                                                    -
                                                                        Other                                                                                                               [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    3/XX/2007. Unable to test against first                                                                                                                                                                             Note Date of 01/XX/2007 used as disbursement date for compliance testing.                                                           Late Charge Percent Testing: 4%
                                                                                                                                                                                            title in file.                                                             payment date of 2/XX/2007.                                                                                                                                                                                          [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Late Charge exceeds 3% maximum
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003        File does not contain either Preliminary                                                                                                                                                                            Disclosure within a reasonably practicable time after using credit score.                                                           per MA state law.
                                                                                                                                                                                                                                                                       or Final Title.                                                                                                                                                                                                     [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the           TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower's interest.                                                                                                                by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.                       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 07/XX/2006.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements         funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8459116036 XXX       XXX       AZ    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    Title is missing from loan file.                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Final TIL                                                      -
                                                                        Other                                                                                                               title in file.                                                             All 1003's missing                                                                                                                                                                                                  Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                     Finance Charge Under Disclosed:
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Loan is a DSI.  Used the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           Interest Collection type that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  produces the closest payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     streams.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $190,498.00 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $191,217.58 in the amount of $719.58.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8453670109 XXX       XXX       NJ    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Miscellaneous - Credit Exception:                                      Mortgage dated 1/XX/2007 but Notary stamp                                                                                                               2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    date is 4/XX/2007.                                                                                                                                                                                                  Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            title in file.                                                             File does not contain either Preliminary                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003        or Final Title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            Disclosure within a reasonably practicable time after using credit score.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 07/XX/2006.                                                             Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8450462432 XXX       XXX       NY    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         Charge Percent Testing: Note
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  late charge of 4% exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     maximum of 2% per state of NY.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 07/XX/2006.                                                             Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       by all required parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           TIL/Document Error   Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      not signed by all required
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              parties.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Make the exception from the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  validation and enter the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      comment:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           TIL appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8451529919 XXX       XXX       NY    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.                                                         Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     state NY
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 07/XX/2006.                                                             Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8451974930 XXX       XXX       NJ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File contains no evidence of Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Payoff                                                         -
                                                                        Other                                                                                                               title in file.                                                             or  Final Title.                                                                                                                                                                                                    Disclosure within a reasonably practicable time after using credit score.                                                           Statement Missing: n/a
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 08/XX/2006.                                                             by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8459778531 XXX       XXX       NJ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 08/XX/2006.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8450596103 XXX       XXX       NC    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed or initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 08/XX/2006.                                                             indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.             borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8455202800 XXX       XXX       NJ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Federal Compliance - Right of                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.                                                         Rescission Timing - Receipt Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Missing: TIL in file indicated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 08/XX/2006.                                                             date same as disbursement and/or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   confirm that borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      by all required parties: Til
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received
8455566985 XXX       XXX       NY    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 08/XX/2006.                                                             by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                       borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8456378438 XXX       XXX       NV    2/XX/2007  1/XX/2007    Primary    Refinance UTD                 3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8457894098 XXX       XXX       CT    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not    Closing / Title - (Doc Error)                                            Yes        TR HUD
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                               TIL Error: Final TIL not signed                                                     Deficiency
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 08/XX/2006.                                                             funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8457750067 XXX       XXX       MA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8453792514 XXX       XXX       CA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  by all required parties: TIL
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     appears to be final but not
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            this application date.  The final date used for testing was 08/XX/2006.                                                             signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8450048257 XXX       XXX       NY    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      State Compliance - New York Late                                                    -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  charge exceeds 2% maximum per
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     state (NY)
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            this application date.  The final date used for testing was 08/XX/2006.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower received.
8453360328 XXX       XXX       MA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - Massachusetts                                                    -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                     Late Charge Percent Testing:
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Late charge not allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         state (MA) - max late charge for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   MA is 3% - note states 4%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the           TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower's interest.                                                                                                                by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.                       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 08/XX/2006.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8459739377 XXX       XXX       NJ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 08/XX/2006.                                                             borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.             borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8455893120 XXX       XXX       IL    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either the                                                                                                                        2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             Preliminary or Final Title.                                                                                                                                                                                         value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   by all required parties: TIL
                                                                                                                                                                                            [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                                                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  appears to be final but not
                                                                                                                                                                                            not provided                                                                                                                                                                                                                                                                                   were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     signed nor initialed by
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      this application date.  The final date used for testing was 08/XX/2006.                                                             borrower.
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements         disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8458109882 XXX       XXX       NV    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 09/XX/2006.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Unable to determine due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       missing itemization of amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  financed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $49,159.00 is  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $49,537.34 in the amount of $378.34.                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8451292537 XXX       XXX       NJ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 08/XX/2006.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8459208878 XXX       XXX       NJ    2/XX/2007  1/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or final title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 08/XX/2006.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               received.
8450579497 XXX       XXX       SC    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 08/XX/2006.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not  borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of    borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8459394042 XXX       XXX       MA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the           Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower's interest.                                                                                                                Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.                       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 08/XX/2006.                                                             disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8457336275 XXX       XXX       GA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8457177700 XXX       XXX       NJ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    The Final Title is missing.File does not                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             contain either Preliminary or Final                                                                                                                                                                                 Note Date of 02/XX/2007 used as disbursement date for compliance testing.                                                           TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003        Title.                                                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  by all required parties: TIL
                                                                                                                                                                                                                                                                       The Final 1003 is missing.                                                                                                                                                                                          were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 08/XX/2006.                                                             signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        Unable to determine source of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      under-disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              itemization of prepaid finance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       charge.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of  Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements         Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $131,788.00 is but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $132,498.62 in the amount of $710.62.                                              borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8450960733 XXX       XXX       NJ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 09/XX/2006.                                                             Under disclosure due to TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       payment stream calculation and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Actual payment stream
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $151,070.00 is calculation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $151,327.42 in the amount of $257.42.
8454283883 XXX       XXX       NY    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      State Compliance - New York Late                                                    -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   charge exceeds the 2% maximum
                                                                                                                                                                                            [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                                                                                                                                                                                                     Disclosure within a reasonably practicable time after using credit score.                                                           per state (NY).
                                                                                                                                                                                            not provided                                                                                                                                                                                                                                                                                   [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     TIL Error: Borrower signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 09/XX/2006.                                                             not dated.: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               Terms of Note from origination
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      required an uneven final payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              of $464.36 resulting in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       under-disclosed finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $62,569.00 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $62,708.13 in the amount of $139.13.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8450092923 XXX       XXX       NJ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not have either Preliminary or                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             Final Title.                                                                                                                                                                                                        value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  by all required parties: TIL
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     appears to be final but not
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            this application date.  The final date used for testing was 09/XX/2006.                                                             signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8451785880 XXX       XXX       NY    3/XX/2007  2/XX/2007    Primary    UTD UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                     Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      charge exceeds 2% maximum per
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         state (NY).
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 09/XX/2006.                                                             signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $79,404.00 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $79,513.48 in the amount of $109.48.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8457728898 XXX       XXX       MA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the           Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower's interest.                                                                                                                Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.                       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 09/XX/2006.                                                             but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8453334662 XXX       XXX       NY    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                     Charge Percent Testing: Note
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      late charge of 4% exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         maximum of 2% per state of NY.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 09/XX/2006.                                                             by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8452369221 XXX       XXX       MD    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      General Appraisal Requirements -                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         Due to lack of appraised value,
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  LTV were run off an assumed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     value of a contract sales price
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 09/XX/2006.                                                             or original loan amount,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       whichever applies.: Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8455895500 XXX       XXX       NJ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain preliminary or                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             final Title documents                                                                                                                                                                                               Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 09/XX/2006.                                                             Disclosed payment on Note of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       $826.09 does not correspond with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           the loan amount, loan term, and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      interest rate on the loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $152,059.00 is but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $152,887.66 in the amount of $828.66.                                              borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8453891199 XXX       XXX       NY    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not    State Compliance - New York Late                                         Yes        TR HUD
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                               Charge Percent Testing: Late                                                        Deficiency
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     charge of 4% exceeds maximum 2%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Note Date of 03/XX/2007 used as disbursement date for compliance testing.                                                           per NY.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Federal Compliance - Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         Rescission Timing - Receipt Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Missing: TIL in file indicated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  date same as disbursement and/or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 09/XX/2006.                                                             dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements         Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      Under disclosure appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           pay stream related due to daily
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           simple interest as per the Note.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $78,213.00 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $78,521.22 in the amount of $308.22.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8452717145 XXX       XXX       NC    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 09/XX/2006.                                                             signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8456194321 XXX       XXX       NY    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         Charge Percent Testing: 4%
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  exceeds 2% maximum limit per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     state(NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 10/XX/2006.                                                             Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8451281727 XXX       XXX       NJ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either  Preliminary                                                                                                               2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 09/XX/2006.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Disclosed payment on Note of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        $427.85 does not correspond with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        the loan amount, loan term, and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      interest rate on the loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $78,355.00 is  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $78,766.18 in the amount of $411.18.                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8456641497 XXX       XXX       CT    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not    Closing / Title - (Doc Error)                                            Yes        TR HUD
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                               TIL Error: Final TIL not signed                                                     Deficiency
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 09/XX/2006.                                                             funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $70,194.00 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $70,608.43 in the amount of $414.43.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8451440358 XXX       XXX       CT    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 09/XX/2006.                                                             Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8454991385 XXX       XXX       NC    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 09/XX/2006.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $61,453.00 is  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $61,585.56 in the amount of $132.56.                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.             but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower received.
8450066398 XXX       XXX       NJ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either the                                                                                                                        2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             Preliminary or Final Title.                                                                                                                                                                                         value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: Final
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      Disclosure within a reasonably practicable time after using credit score.                                                           TIL not signed by all required
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  parties.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 09/XX/2006.                                                             Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Under disclosure is due to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           simple interest payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        calculation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $151,302.79 is but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $151,384.94 in the amount of $82.15.                                               borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                       received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8454992368 XXX       XXX       MD    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 10/XX/2006.                                                             signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                       borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8450798722 XXX       XXX       NJ    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 10/XX/2006.                                                             Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8454162446 XXX       XXX       MD    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 10/XX/2006.                                                             Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $94,733.00 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $95,078.59 in the amount of $345.59.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8452047781 XXX       XXX       NY    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                     Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 10/XX/2006.                                                             Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.             but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                       borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8455262411 XXX       XXX       NJ    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            this application date.  The final date used for testing was 10/XX/2006.                                                             by all required parties: TIL
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        appears to be final but not
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            included in the pay-off which may impact high cost findings.                                                                        signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  indicated to be final, but does
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           not include date provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8450796993 XXX       XXX       NJ    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8454901782 XXX       XXX       NY    4/XX/2007  3/XX/2007    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                     Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 10/XX/2006.                                                             indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8455227849 XXX       XXX       VA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 10/XX/2006.                                                             Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8457003408 XXX       XXX       TN    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 10/XX/2006.                                                             borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $54,345.00 is  Variance in TIL payment stream
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $54,382.63 in the amount of $37.63.                                                and actual payment stream.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8452286075 XXX       XXX       NJ    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      General Appraisal Requirements -                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         Due to lack of appraised value,
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003        Reviewer has searched through indexed and                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   compliance tests requiring an
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and  un-indexed documents; the Final Loan                                                                                                                                                                                Disclosure within a reasonably practicable time after using credit score.                                                           LTV were run off an assumed
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver        Application is not provided in the file.                                                                                                                                                                            [2] General - Incomplete Document: Right to Cancel (RTC) is incomplete                                                              value of a contract sales price
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  or original loan amount,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     whichever applies.: Reviewer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 10/XX/2006.                                                             confirmed there is no
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Appraisal/Valuation Model OR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Stated value provided in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              General - Incomplete Document:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Right to Cancel (RTC) is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  incomplete: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of  cancel is provided, however it
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements         is not executed by borrower and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      required parties.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8455451643 XXX       XXX       NJ    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003        not in the file                                                                                                                                                                                                     [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 10/XX/2006.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        disclosure due to missing the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        TIL itemization of amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $39,405.00 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $39,539.22 in the amount of $134.22.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8456659864 XXX       XXX       NY    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 10/XX/2006.                                                             Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $50,896.00 is  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $50,939.47 in the amount of $43.47.                                                indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8455896320 XXX       XXX       CT    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
8456797232 XXX       XXX       NY    4/XX/2007  3/XX/2007    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                     Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 10/XX/2006.                                                             signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $68,914.00 is  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $68,966.37 in the amount of $52.37.                                                indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.             disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8456700623 XXX       XXX       CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8450199678 XXX       XXX       NY    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 11/XX/2006.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8453479180 XXX       XXX       NJ    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain preliminary or                                                                                                                    2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             final Title documents                                                                                                                                                                                               value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 10/XX/2006.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8458323946 XXX       XXX       VA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 11/XX/2006.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       disbursement date and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     the borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8457121084 XXX       XXX       NJ    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  by all required parties: TIL
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     appears to be final but not
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            this application date.  The final date used for testing was 10/XX/2006.                                                             signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8452892626 XXX       XXX       NJ    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8456228197 XXX       XXX       CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                            does not contain the following clauses:: Due On Sale Clause, Mortgagors                                                                                                                                                                                                                        [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                            requirement to maintain adequate insurance at the mortgagor's own expense,                                                                                                                                                                                                                     Disclosure within a reasonably practicable time after using credit score.                                                           borrower.
                                                                                                                                                                                            Holder's right to foreclose, Homestead Exemption Waiver                                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 10/XX/2006.                                                             Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8453003655 XXX       XXX       NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 11/XX/2006.                                                             Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8452277064 XXX       XXX       NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain Preliminary or                                                                                                                    2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             Final Title.                                                                                                                                                                                                        value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003        Final 1003 not provided.                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 11/XX/2006.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Under disclosure is due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        payment stream.  Daily Simple
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        Interest Calculation results  in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      final odd payment higher by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              $126.07.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $75,210.00 is  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $75,336.07 in the amount of $126.07.                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                       borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8455701586 XXX       XXX       NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  by all required parties: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     file indicated to be final is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 11/XX/2006.                                                             not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8451874739 XXX       XXX       CA    5/XX/2007  4/XX/2007    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 11/XX/2006.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8459241767 XXX       XXX       NM    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 11/XX/2006.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8451905271 XXX       XXX       NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not    Closing / Title - (Doc Error)                                            Yes        TR HUD
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                               TIL Error: Final TIL not signed                                                     Deficiency (UAL
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL                                                        State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8458206069 XXX       XXX       NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 11/XX/2006.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $97,201.00 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $97,303.92 in the amount of $102.92.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8453751416 XXX       XXX       NY    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                     Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      charge exceeds the 2% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         per state of NY.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 11/XX/2006.                                                             by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.             borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8459886382 XXX       XXX       MA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      State Compliance - Massachusetts                                                    -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.                                                         Late Charge Percent Testing: 4%
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   late charge exceeds 3% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           per state MA.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the           TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower's interest.                                                                                                                by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.                       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor Initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
8455284432 XXX       XXX       CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain Preliminary or                                                                                                                    2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             Final Title.                                                                                                                                                                                                        value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 11/XX/2006.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8452734204 XXX       XXX       NM    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or final title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     signed or initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $73,417.00 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $73,868.68 in the amount of $451.68.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8455859362 XXX       XXX       NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    Final Title is missing from the loan                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             file.                                                                                                                                                                                                               Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003        Final, 1003 is missing from the loan                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  by all required parties: TIL
                                                                                                                                                                                                                                                                       file.                                                                                                                                                                                                               were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 11/XX/2006.                                                             signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8458138033 XXX       XXX       FL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL                                                      -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.                                                           Not Provided to Borrower At or
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 11/XX/2006.                                                             funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8455225213 XXX       XXX       NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 11/XX/2006.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $97,201.00 is  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $97,244.78 in the amount of $43.78.                                                but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower received.
8455933025 XXX       XXX       MA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - Massachusetts                                                    -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                     Late Charge Percent Testing: 4%
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      late charge exceeds 3% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         per state (MA).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8453881740 XXX       XXX       NY    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         file indicated to be final is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8450226243 XXX       XXX       NJ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     General - Incomplete Document:                                                      -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                     Right to Cancel (RTC) is
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      incomplete: not signed
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         Closing / Title - (Doc Error)
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General - Incomplete Document: Right to Cancel (RTC) is incomplete                                                              appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 12/XX/2006.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Under disclosure appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      pay stream related.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $93,015.00 is  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $93,418.39 in the amount of $403.39.                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8453390881 XXX       XXX       NY    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 12/XX/2006.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Before Consummation: TIL appears
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8452963021 XXX       XXX       NJ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Note Date of 06/XX/2007 used as disbursement date for compliance testing.                                                           TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 12/XX/2006.                                                             Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8456147728 XXX       XXX       NY    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                     Charge Percent Testing: 4%  late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 12/XX/2006.                                                             appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Itemization of Amount Financed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $73,321.00 is  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $73,358.64 in the amount of $37.64.                                                but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.             borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8452637664 XXX       XXX       MD    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 12/XX/2006.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Under disclosure appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      pay stream related.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $75,778.00 is  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $76,080.04 in the amount of $302.04.                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8457596039 XXX       XXX       KS    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           C           C           C           C           [3] Federal Compliance - (Missing Data) Missing Information to Determine LTV: Unable to determine LTV or CLTV due to missing        Closing / Title - (Doc Error)                                            Tested     Indeterminable
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 information.  State compliance testing is unreliable.                                                                               TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 12/XX/2006.                                                             Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8456219718 XXX       XXX       NJ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                     Rescission Timing - Receipt Date
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Missing: TIL in file indicated
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         to be final, expected funding
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   date same as disbursement and/or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     confirm that borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 12/XX/2006.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Underdisclosure due to daily
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        simple monthly payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        calculation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Federal Compliance - Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Right To Cancel Not Provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       All Required Parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $142,955.00 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $143,049.49 in the amount of $94.49.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8459915496 XXX       XXX       SC    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      State Compliance - South                                                            -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.                                                         Carolina Late Charge Amount
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Testing: SC allows 5%, 10 days
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 with maximum of $18.50.  Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  exceeds maximum amount.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 01/XX/2007.                                                             TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of    borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           the loan.                                                                                                                           Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Late Charge Amount Testing: Note late charge exceeds maximum per state.                       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8452222312 XXX       XXX       NM    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 12/XX/2006.                                                             signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8452026352 XXX       XXX       NH    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not    Closing / Title - (Doc Error)                                            Yes        TR HUD
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                               TIL Error: Final TIL not signed                                                     Deficiency
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 12/XX/2006.                                                             funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8454227745 XXX       XXX       NJ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            this application date.  The final date used for testing was 01/XX/2007.                                                             by all required parties: TIL
                                                                                                                                                                                            [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                            [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       appears to be final but not
                                                                                                                                                                                            contain the standard Due on Sale clause.                                                                                                                                                                                                                                                       determined. Unable to determine if correct TILA rescission form was used.                                                           signed nor initialed by
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      borrowers.
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8457166711 XXX       XXX       NJ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $272,785.00 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $273,218.33 in the amount of $433.33.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8454603074 XXX       XXX       NY    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                     Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      charge exceeds the 2% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         per state of NY.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 01/XX/2007.                                                             signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8456656990 XXX       XXX       CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 01/XX/2007.                                                             Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       indicated to be final, but does
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           not include date provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8457851163 XXX       XXX       CT    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not    Closing / Title - (Doc Error)                                            Yes        TR HUD
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                               TIL Error: Final TIL not signed                                                     Deficiency
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 01/XX/2007.                                                             Under disclosure appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       pay stream related.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $66,121.60 is  borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $66,400.34 in the amount of $278.74.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8458211857 XXX       XXX       CA    7/XX/2007  6/XX/2007    UTD        Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                            does not contain the following clauses:: Holder's right to foreclose,                                                                                                                                                                                                                          [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                            Homestead Exemption Waiver                                                                                                                                                                                                                                                                     Disclosure within a reasonably practicable time after using credit score.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 01/XX/2007.                                                             Disclosed payment on Note of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       $431.78 does not correspond with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           the loan amount, loan term, and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     interest rate on the loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $76,534.00 is  borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $76,874.54 in the amount of $340.54.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8457393709 XXX       XXX       GA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             of Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 01/XX/2007.                                                             Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Under disclosure appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           pay stream related.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $107,333.00 is borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $107,973.05 in the amount of $640.05.                                              borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8457241221 XXX       XXX       NJ    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Disclosure within a reasonably practicable time after using credit score.                                                           TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  by all required parties: TIL
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     appears to be final but not
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            this application date.  The final date used for testing was 01/XX/2007.                                                             signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                       received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8457410510 XXX       XXX       NC    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    Missing.                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not    Closing / Title - (Doc Error)                                            Yes        TR HUD
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                               TIL Error: Final TIL not signed                                                     Deficiency
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 02/XX/2007.                                                             funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8454772002 XXX       XXX       NC    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8458939056 XXX       XXX       NJ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 01/XX/2007.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8456644914 XXX       XXX       GA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 01/XX/2007.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8456572398 XXX       XXX       NC    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed or initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 01/XX/2007.                                                             indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8454064066 XXX       XXX       NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                     Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 02/XX/2007.                                                             appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              funding date is the same as note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  by the borrower, so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8451673172 XXX       XXX       NY    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    No evidence of final or preliminary title                                                                                                               2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             in file                                                                                                                                                                                                             Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                     Charge Percent Testing: Max late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  charge per State of NY is 2%,
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     note calls for a 4% penalty
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            this application date.  The final date used for testing was 01/XX/2007.                                                             Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      Variance in last payment on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           payment stream resulting in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           under disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $49,349.00 is  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $49,398.87 in the amount of $49.87.                                                Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.             indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8457840944 XXX       XXX       GA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 01/XX/2007.                                                             by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Disclosed payment on Note of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      $278.72 does not correspond with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           the loan amount, loan term, and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           interest rate on the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $54,616.00 is  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $54,734.33 in the amount of $118.33.                                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.             indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8454269660 XXX       XXX       NY    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                     Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      charge exceeds 2% maximum per
                                                                                                                                                                                            [3] Document Error - Missing Documentation: Complete non-subject financing                                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         state (NY).
                                                                                                                                                                                            information was not found in file.: Lien Position: 1 Non-subject loan                                                                                                                                                                                                                          [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)
                                                                                                                                                                                            terms =  Loan Amount: $360,000.00;                     Concurrent or                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           TIL Error: Final TIL not signed
                                                                                                                                                                                            Existing Lien:  Existing Lien;      Current P&I:  $2,240.05;   Current                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  by all required parties: TIL
                                                                                                                                                                                            Balance:                                                                                                                                                                                                                                                                                       were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 01/XX/2007.                                                             signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8453332168 XXX       XXX       MA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      State Compliance - Massachusetts                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         Late Charge Percent Testing: 4%
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home late charge exceeds 3% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the           per state (MA)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower's interest.                                                                                                                Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.                       TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 01/XX/2007.                                                             signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8452749525 XXX       XXX       NY    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                     Charge Percent Testing: Late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      charge not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         (NY) - max late charge for NY is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   2% - note states 4%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 01/XX/2007.                                                             appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.             borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8451631095 XXX       XXX       CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 01/XX/2007.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8458554613 XXX       XXX       NJ    8/XX/2007  7/XX/2007    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 02/XX/2007.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure due to missing information.                                                                                              funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8457990027 XXX       XXX       NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.                                                         Charge Percent Testing: Late fee
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   of 4% exceeds maximum of 2% per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 02/XX/2007.                                                             by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8457117119 XXX       XXX       NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.                                                         Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     state NY
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 02/XX/2007.                                                             Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8459868116 XXX       XXX       NC    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Federal Compliance - Final TIL                                                      -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.                                                         Not Provided to Borrower At or
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 02/XX/2007.                                                             but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8455349135 XXX       XXX       NJ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 02/XX/2007.                                                             Under disclosure appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       pay stream related.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $83,610.00 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $83,896.92 in the amount of $286.92.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8454555506 XXX       XXX       FL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            this application date.  The final date used for testing was 02/XX/2007.                                                             by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8459260975 XXX       XXX       CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: Til
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 02/XX/2007.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Before Consummation: TIL appears
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8453012866 XXX       XXX       NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      State Compliance - New York Late                                                    -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 02/XX/2007.                                                             Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               is indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8458085729 XXX       XXX       GA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not    Closing / Title - (Doc Error)                                            Yes        TR HUD
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                               TIL Error: Final TIL not signed                                                     Deficiency
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 02/XX/2007.                                                             Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8454150908 XXX       XXX       NJ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Federal Compliance - Final TIL                                                      -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         Not Provided to Borrower At or
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     is indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 02/XX/2007.                                                             expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8450639792 XXX       XXX       MD    8/XX/2007  7/XX/2007    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 02/XX/2007.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8459953857 XXX       XXX       VA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Note Date of 08/XX/2007 used as disbursement date for compliance testing.                                                           TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 02/XX/2007.                                                             signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements         but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8455848264 XXX       XXX       CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 02/XX/2007.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       is indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine the # of units, compliance results were generated using a defaulted value.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Valuation Type: Stated / Valuation Report Date: <empty>
8452105209 XXX       XXX       NY    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            this application date.  The final date used for testing was 03/XX/2007.                                                             charge exceeds 2% maximum per
                                                                                                                                                                                            [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                            [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            state (NY)
                                                                                                                                                                                            contain the standard Due on Sale clause.                                                                                                                                                                                                                                                       [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8452946628 XXX       XXX       NM    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8458680142 XXX       XXX       NC    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 02/XX/2007.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8454316283 XXX       XXX       PA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 02/XX/2007.                                                             Disclosed payment on Note of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       $399.20 does not correspond with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           the loan amount, loan term, and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       interest rate on the loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $71,761.43 is  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $71,978.53 in the amount of $217.10.                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.             borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8455998587 XXX       XXX       NY    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                     Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 02/XX/2007.                                                             signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8458071261 XXX       XXX       NJ    8/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Disclosed payment on Note of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     $448.67 does not correspond with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               the loan amount, loan term, and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      interest rate on the loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three   Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.                                                                                                   indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $74,661.88 is  borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $74,878.00 in the amount of $216.12.                                               borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8450776617 XXX       XXX       PA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 02/XX/2007.                                                             Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8457068000 XXX       XXX       CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                            does not contain the following clauses:: Mortgagors requirement to                                                                                                                                                                                                                             [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                            maintain adequate insurance at the mortgagor's own expense, Holder's right                                                                                                                                                                                                                     were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                            to foreclose, Homestead Exemption Waiver                                                                                                                                                                                                                                                       this application date.  The final date used for testing was 03/XX/2007.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8452058235 XXX       XXX       NJ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 02/XX/2007.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8459856058 XXX       XXX       NM    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 03/XX/2007.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8456577955 XXX       XXX       NJ    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 03/XX/2007.                                                             borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                          funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8450024340 XXX       XXX       NY    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not    State Compliance - New York Late                                         Yes        TR HUD
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                               Charge Percent Testing: 4% late                                                     Deficiency
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     charge exceeds the 2% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                     per state of NY.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 03/XX/2007.                                                             signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8451548093 XXX       XXX       NJ    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 03/XX/2007.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       is indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8456818269 XXX       XXX       FL    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 04/XX/2007.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               Unable to determine reason for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      under disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              TIL itemization
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $116,258.00 is disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $116,652.72 in the amount of $394.72.                                              but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.             borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8452302846 XXX       XXX       NJ    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    TIL in file indicated to be final, but                                                                                                                  2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     General - Incomplete Document:                                                      -
                                                                        Other                                                                                                               title in file.                                                             does not include date provided                                                                                                                                                                                      Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                     Right to Cancel (RTC) is
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General - Incomplete Document: Right to Cancel (RTC) is incomplete                                                              incomplete: Not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 03/XX/2007.                                                             by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           indicated to be final, but does
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: not include date provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8457033050 XXX       XXX       MA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      State Compliance - Massachusetts                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         Late Charge Percent Testing:
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Late charge of 4% exceeds state
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home (MA) limit of 3%.
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the           Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower's interest.                                                                                                                TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.                       by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 03/XX/2007.                                                             borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                       but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower received.
8455855694 XXX       XXX       NJ    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 03/XX/2007.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8458044371 XXX       XXX       MD    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     by all required parties: TIL
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      this application date.  The final date used for testing was 03/XX/2007.                                                             appears to be final but not
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                       borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8454811785 XXX       XXX       NJ    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 03/XX/2007.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8459206761 XXX       XXX       NJ    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8452803317 XXX       XXX       NJ    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8455949153 XXX       XXX       NJ    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 03/XX/2007.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8457772469 XXX       XXX       NJ    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain preliminary or                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             final Title documents                                                                                                                                                                                               Note Date of 09/XX/2007 used as disbursement date for compliance testing.                                                           TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 03/XX/2007.                                                             Disclosed payment on Note of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       $515.48 does not correspond with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           the loan amount, loan term, and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      interest rate on the loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements         funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $94,645.84 is  borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $94,952.72 in the amount of $306.88.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8457827008 XXX       XXX       NJ    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 03/XX/2007.                                                             Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8455452991 XXX       XXX       FL    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or final title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 03/XX/2007.                                                             signed or initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8459195306 XXX       XXX       GA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 04/XX/2007.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8455621068 XXX       XXX       CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Note Date of 09/XX/2007 used as disbursement date for compliance testing.                                                           TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 03/XX/2007.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements         but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8456023747 XXX       XXX       FL    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8459676138 XXX       XXX       MA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - Massachusetts                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                     Late Charge Percent Testing: 4%
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      late charge exceeds 3% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         per state MA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the           by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower's interest.                                                                                                                appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.                       signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8454038509 XXX       XXX       NJ    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not    Closing / Title - (Doc Error)                                            Yes        TR HUD
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                               TIL Error: Final TIL not signed                                                     Deficiency (UAL
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL                                                        State)
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 03/XX/2007.                                                             Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8453842619 XXX       XXX       MA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      State Compliance - Massachusetts                                                    -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         Late Charge Percent Testing:
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Note late charge exceeds MD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           state maximum of greater of $2
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home or 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the           Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower's interest.                                                                                                                TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.                       by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 04/XX/2007.                                                             borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8455231887 XXX       XXX       NY    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      General - Incomplete Document:                                                      -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.                                                         Right to Cancel (RTC) is
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   incomplete: Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           (RTC) not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General - Incomplete Document: Right to Cancel (RTC) is incomplete                                                              borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  State Compliance - New York Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Charge Percent Testing: 5% late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 04/XX/2007.                                                             charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                       borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8456139350 XXX       XXX       NJ    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not    Closing / Title - (Doc Error)                                            Yes        TR HUD
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                               TIL Error: Final TIL not signed                                                     Deficiency (UAL
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL                                                        State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 04/XX/2007.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8450392560 XXX       XXX       MD    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 04/XX/2007.                                                             Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8459542733 XXX       XXX       MD    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     General - Incomplete Document:                                                      -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                     Right to Cancel (RTC) is
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   incomplete: Not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General - Incomplete Document: Right to Cancel (RTC) is incomplete                                                              TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 04/XX/2007.                                                             signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      indicated to be final, but does
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              not include date provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8450993109 XXX       XXX       NY    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  charge exceeds 2% maximum per
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     state (NY)
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            this application date.  The final date used for testing was 04/XX/2007.                                                             Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                       borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8456890849 XXX       XXX       NJ    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8453011571 XXX       XXX       NY    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                     Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 04/XX/2007.                                                             by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8452907124 XXX       XXX       NJ    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL                                                      -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Not Provided to Borrower At or
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            this application date.  The final date used for testing was 04/XX/2007.                                                             Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8455554521 XXX       XXX       NY    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      State Compliance - New York Late                                                    -
                                                                        Other                                                                                                                                                                                                                                                                                                                                                                                                              value of a contract sales price or original loan amount, whichever applies.                                                         Charge Percent Testing: 4% late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  charge exceeds 2% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     allowed per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 04/XX/2007.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine         but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8450981385 XXX       XXX       NC    10/XX/2007 9/XX/2007    Primary    UTD UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      General - Incomplete Document:                                                      -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.                                                         Right to Cancel (RTC) is
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General - Incomplete Document: Right to Cancel (RTC) is incomplete                                                              incomplete: System is generating
                                                                                                                                                                                            [3] Document Error - Missing Documentation: Complete non-subject financing                                                                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  RTC forms however unable to
                                                                                                                                                                                            information was not found in file.: Lien Position: 1                                                                                                                                                                                                                                           were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     determine  Purpose of loan due
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 04/XX/2007.                                                             to missing documentation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              borrowers
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8454454905 XXX       XXX       FL    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain Preliminary or                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             Final Title                                                                                                                                                                                                         Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 04/XX/2007.                                                             Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8450187319 XXX       XXX       PA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 04/XX/2007.                                                             Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8457079642 XXX       XXX       MA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower's interest.                                                                                                                Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.                       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 04/XX/2007.                                                             funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8454948384 XXX       XXX       FL    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Disclosure within a reasonably practicable time after using credit score.                                                           TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 04/XX/2007.                                                             signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.             borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8454887355 XXX       XXX       NC    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 05/XX/2007.                                                             signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8454474470 XXX       XXX       NY    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   charge exceeds 2% max per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 04/XX/2007.                                                             by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8455143375 XXX       XXX       NY    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Note Date of 10/XX/2007 used as disbursement date for compliance testing.                                                           Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 04/XX/2007.                                                             signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of  borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8454293825 XXX       XXX       IL    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Final TIL                                                      -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                     Not Provided to Borrower At or
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 04/XX/2007.                                                             but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8457006417 XXX       XXX       SC    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL                                                      -
                                                                        Other                                                                                                               [3] Title / Lien Defect - Title Evidence is not a standard policy.: Title                                                                                                                                                                                                                      Disclosure within a reasonably practicable time after using credit score.                                                           Not Provided to Borrower At or
                                                                                                                                                                                            Evidence: Attorney Opinion                                                                                                                                                                                                                                                                     [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 04/XX/2007.                                                             funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8452826530 XXX       XXX       CT    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      General - Incomplete Document:                                                      -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         Right to Cancel (RTC) is
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   incomplete: Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           (RTC) not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General - Incomplete Document: Right to Cancel (RTC) is incomplete                                                              borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 04/XX/2007.                                                             by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                       borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8455291475 XXX       XXX       NY    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                     Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 04/XX/2007.                                                             signed or initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8457804020 XXX       XXX       NJ    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 04/XX/2007.                                                             Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8455471351 XXX       XXX       PA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 05/XX/2007.                                                             Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.       borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8456769025 XXX       XXX       NJ    11/XX/2007 10/XX/2007   Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 05/XX/2007.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8450242256 XXX       XXX       NJ    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 05/XX/2007.                                                             borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                       borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8459383519 XXX       XXX       NJ    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not    Closing / Title - (Doc Error)                                            Yes        TR HUD
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                               TIL Error: Final TIL not signed                                                     Deficiency (UAL
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL                                                        State)
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                     appears to be final but not
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 05/XX/2007.                                                             funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8458608538 XXX       XXX       PA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 05/XX/2007.                                                             Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8452821517 XXX       XXX       CA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not    Closing / Title - (Doc Error)                                            Yes        TR HUD
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                               TIL Error: Final TIL not signed                                                     Deficiency
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL
                                                                                                                                                                                            [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                                                                                                                                                                                                     Note Date of 11/XX/2007 used as disbursement date for compliance testing.                                                           appears to be final but not
                                                                                                                                                                                            not provided                                                                                                                                                                                                                                                                                   [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 05/XX/2007.                                                             Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements         borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8451911243 XXX       XXX       NJ    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain Preliminary of                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             Final Title.                                                                                                                                                                                                        Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 05/XX/2007.                                                             Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       indicated to be final expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      the borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8454542742 XXX       XXX       NJ    11/XX/2007 10/XX/2007   Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 05/XX/2007.                                                             Unable to determine the reason
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        for the under disclosure due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        missing the itemization of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $42,045.45 is  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $42,186.95 in the amount of $141.50.                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.             borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8455045668 XXX       XXX       NJ    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.                                                           TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 05/XX/2007.                                                             signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8452381946 XXX       XXX       NJ    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final, however not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 05/XX/2007.                                                             Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8453666046 XXX       XXX       NM    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either the                                                                                                                        2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             Preliminary or Final Title.                                                                                                                                                                                         value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 05/XX/2007.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Under disclosure is due to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        simple interest payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        calculation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $43,655.00 is  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $43,776.72 in the amount of $121.72.                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower received.
8455623488 XXX       XXX       NJ    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8451539523 XXX       XXX       NJ    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 05/XX/2007.                                                             signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       borrowers.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8452918576 XXX       XXX       NJ    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         file indicated to be final is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 05/XX/2007.                                                             received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8454811940 XXX       XXX       NY    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.                                     Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      charge exceeds the 2% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         per state of NY.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 06/XX/2007.                                                             signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8458374377 XXX       XXX       NY    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.                                     Charge Percent Testing: Late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      charge not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         (NY) - max late charge for NY is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   2% - note states 4%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 06/XX/2007.                                                             by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.             borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8454759754 XXX       XXX       NJ    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 06/XX/2007.                                                             borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.             borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8459938110 XXX       XXX       NY    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    No evidence of final or preliminary title                                                                                                               2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             in file                                                                                                                                                                                                             Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.                                     Charge Percent Testing: State of
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      NY late charge max is 2%, note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         calls for 4% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 06/XX/2007.                                                             signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8451663722 XXX       XXX       CA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain Preliminary of                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             Final Title.                                                                                                                                                                                                        Note Date of 12/XX/2007 used as disbursement date for compliance testing.                                                           TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                            does not contain the following clauses:: Holder's right to foreclose,                                                                                                                                                                                                                          [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                            Homestead Exemption Waiver                                                                                                                                                                                                                                                                     were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 06/XX/2007.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of  borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements         borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8455588396 XXX       XXX       NJ    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 06/XX/2007.                                                             Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8458740086 XXX       XXX       NJ    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8454712158 XXX       XXX       NJ    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 06/XX/2007.                                                             Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8458118822 XXX       XXX       NY    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.                                     Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 06/XX/2007.                                                             by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.             borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8452441471 XXX       XXX       NY    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain Preliminary of                                                                                                                    2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             Final Title.                                                                                                                                                                                                        value of a contract sales price or original loan amount, whichever applies.                                                         Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  charge exceeds 2% maximum per
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     state (NY).
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            this application date.  The final date used for testing was 06/XX/2007.                                                             Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                       but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower received.
8453299549 XXX       XXX       NY    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.                                     Charge Percent Testing: Note 4%
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   late charge exceeds 3% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           per state NY.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 06/XX/2007.                                                             by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.             borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8457731514 XXX       XXX       ME    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8453773651 XXX       XXX       MA    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - Massachusetts                                                    -
                                                                        Other                                                                                                               title in file.                                                             of Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                     Late Charge Percent Testing: 4%
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      late charge exceeds 3% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         allowed per state (MA)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the           TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower's interest.                                                                                                                by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.                       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed or initialed by borrower were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8450038730 XXX       XXX       CT    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 07/XX/2007.                                                             Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8450365632 XXX       XXX       NJ    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 08/XX/2007.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8459361607 XXX       XXX       NJ    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8459811025 XXX       XXX       FL    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Federal Compliance - Final TIL                                                      -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Disclosure within a reasonably practicable time after using credit score.                                                           Not Provided to Borrower At or
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 08/XX/2007.                                                             funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8453699582 XXX       XXX       NY    2/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.                                     Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         state NY
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine     TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 09/XX/2007.                                                             by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.             borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8453975582 XXX       XXX       NJ    2/XX/2008  2/XX/2008    Primary    Refinance Limited             2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Cash-out GSE                                                                                                        title in file.                                                                                                                                                                                                                                                                                 were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            this application date.  The final date used for testing was 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8458324033 XXX       XXX       NJ    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 08/XX/2007.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8456685348 XXX       XXX       SC    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                                                                                                                 were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (Note Refers to State Legal Provisions Other Than South Carolina): South Carolina
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Home Loan: Promissory Note refers to state legal provisions other than South Carolina.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (No Tangible Net Benefit): South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower.
8456847018 XXX       XXX       GA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    Final title policy missing from file.                                                                                                                   2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.                                                         Rescission Timing - Receipt Date
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Missing: Right to cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           provided not signed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine     TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 08/XX/2007.                                                             by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Federal Compliance - Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Right To Cancel Not Provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       All Required Parties: Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  cancel form provided is not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      signed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8452946051 XXX       XXX       NY    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either the                                                                                                                        2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      State Compliance - New York Late                                                    -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             Preliminary or Final Title.                                                                                                                                                                                         value of a contract sales price or original loan amount, whichever applies.                                                         Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   charge exceeds 2% maximum per
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      Disclosure within a reasonably practicable time after using credit score.                                                           state - NY.
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine     TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 08/XX/2007.                                                             by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   Under disclosure is due the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     simple interest payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           calculation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $203,475.28 is Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $204,071.86 in the amount of $596.58.                                              Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8452140219 XXX       XXX       MA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - Massachusetts                                                    -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.                                     Late Charge Percent Testing: 4%
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      late charge exceeds 3% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         per state. (MA).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the           TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower's interest.                                                                                                                by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.                       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on   borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing         Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           payment, if applicable                                                                                                              Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           document type.                                                                                                                      funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 08/XX/2007.                                                             borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8457232673 XXX       XXX       FL    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine     Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 09/XX/2007.                                                             Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8459501029 XXX       XXX       MA    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      State Compliance - Massachusetts                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         Late Charge Percent Testing:
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Note indicates a late charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           4% which exceeds the state of MA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home maximum late charge of 3%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the           Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower's interest.                                                                                                                TIL Error: Final TIL signed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.                       all required parties is blank:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage  TIL appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing         borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           payment, if applicable                                                                                                              Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           document type.                                                                                                                      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  funding date same as expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine     disbursement but is not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 09/XX/2007.                                                             or dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8454895092 XXX       XXX       FL    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 09/XX/2007.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8454566954 XXX       XXX       NJ    3/XX/2008  2/XX/2008    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                      -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            this application date.  The final date used for testing was 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8451073230 XXX       XXX       MD    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     General - Incomplete Document:                                                      -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      Note Date of 03/XX/2008 used as disbursement date for compliance testing.                                                           Right to Cancel (RTC) is
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003        Mortgage not signed by borrower                                                                                                                                                                                     [2] General - Incomplete Document: Right to Cancel (RTC) is incomplete                                                              incomplete: Not signed or dated
                                                                                                                                                                                            [3] General - One or more of your documents was not signed and dated by                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Closing / Title - (Doc Error)
                                                                                                                                                                                            the borrower(s).                                                                                                                                                                                                                                                                               were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine     TIL Error: Final TIL not signed
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      this application date.  The final date used for testing was 09/XX/2007.                                                             by all required parties: TIL
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of  indicated to be final, but does
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements         not include date provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8454558546 XXX       XXX       NJ    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not    Closing / Title - (Doc Error)                                            Yes        TR HUD
                                                                        Other                                                                                                               title in file.                                                             or final title                                                                                                                                                                                                      Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                               TIL Error: Final TIL not signed                                                     Deficiency (UAL
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL                                                        State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   signed or initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 09/XX/2007.                                                             appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           disbursement and / or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.       but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower received.
8459076572 XXX       XXX       FL    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not    Closing / Title - (Doc Error)                                            Yes        TR HUD
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                               TIL Error: Final TIL not signed                                                     Deficiency
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 09/XX/2007.                                                             Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8450969087 XXX       XXX       NJ    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 09/XX/2007.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $225,363.17 is indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $225,438.97 in the amount of $75.80.                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                       but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower received.
8450580916 XXX       XXX       NJ    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Borrower signature
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  not dated.: TIL appears to be
                                                                                                                                                                                            [2] Closing / Title - Note is not on a FNMA/FHLMC form and does not                                                                                                                                                                                                                            were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine     final but not signed nor
                                                                                                                                                                                            contain the standard Due on Sale clause.                                                                                                                                                                                                                                                       this application date.  The final date used for testing was 09/XX/2007.                                                             initialed by borrower.
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Closing / Title - (Doc Error)
                                                                                                                                                                                            does not contain the following clauses:                                                                                                                                                                                                                                                        determined. Unable to determine if correct TILA rescission form was used.                                                           TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was        by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.                                                                        appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                          disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                       borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8454572595 XXX       XXX       TN    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either the                                                                                                                        2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             Preliminary or Final Title.                                                                                                                                                                                         value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 10/XX/2007.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8453866763 XXX       XXX       CT    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either a                                                                                                                          2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             Preliminary or Final Title.                                                                                                                                                                                         value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 10/XX/2007.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8455824098 XXX       XXX       NY    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8459180566 XXX       XXX       WA    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 10/XX/2007.                                                             Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.       borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8456462589 XXX       XXX       NY    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.                                     Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8452736601 XXX       XXX       MD    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 11/XX/2007.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $60,670.07 is  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $60,794.70 in the amount of $124.63.                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008.             but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).                                                       borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8453010181 XXX       XXX       NY    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine     state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 11/XX/2007.                                                             Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                       but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower received.
8452490023 XXX       XXX       NY    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     General Appraisal Requirements -                                                    -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing.                                     Due to lack of appraised value,
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      compliance tests requiring an
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         LTV were run off an assumed
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   value of a contract sales price
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           or original loan amount,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Initial TIL not provided                                                                             whichever applies.: No appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  or value provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine     State Compliance - New York Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 11/XX/2007.                                                             Charge Percent Testing: 4% late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8453721094 XXX       XXX       SC    7/XX/2008  6/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      General - Incomplete Document:                                                      -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.                                                         Right to Cancel (RTC) is
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General - Incomplete Document: Right to Cancel (RTC) is incomplete                                                              incomplete: The Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  to cancel is provided, however
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine     not signed or dated by the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 01/XX/2008.                                                             borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not  signed nor initialed by borrower provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8457761707 XXX       XXX       AZ    8/XX/2008  7/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 08/XX/2008 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 02/XX/2008.                                                             Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Itemization of Amount Financed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $35,955.39 is  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $36,005.39 in the amount of $50.00.                                                but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2008, prior to three (3) business days from transaction date of 08/XX/2008.             borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8455249712 XXX       XXX       NY    8/XX/2008  7/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 08/XX/2008 used as disbursement date for compliance testing.                                     Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      charge exceeds 2% maximum per
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         state (NY)
                                                                                                                                                                                            does not contain the following clauses:: Mortgagors requirement to                                                                                                                                                                                                                             [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Closing / Title - (Doc Error)
                                                                                                                                                                                            maintain adequate insurance at the mortgagor's own expense, Homestead                                                                                                                                                                                                                          were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine     TIL Error: Final TIL not signed
                                                                                                                                                                                            Exemption Waiver                                                                                                                                                                                                                                                                               this application date.  The final date used for testing was 02/XX/2008.                                                             by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            appears to be the final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2008, prior to three (3) business days from transaction date of 08/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8457041898 XXX       XXX       CA    8/XX/2008  7/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 02/XX/2008.                                                             signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $67,165.00 is  itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $67,331.82 in the amount of $166.82.                                               Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower received.
8453269611 XXX       XXX       NJ    8/XX/2008  7/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      General - Incomplete Document:                                                      -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         Right to Cancel (RTC) is
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General - Incomplete Document: Right to Cancel (RTC) is incomplete                                                              incomplete: Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  (RTC) is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 02/XX/2008.                                                             Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to   but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                       borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8455877773 XXX       XXX       NY    8/XX/2008  7/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         Charge Percent Testing: 4% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           state (NY)"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 02/XX/2008.                                                             Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8452606604 XXX       XXX       NJ    8/XX/2008  7/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 08/XX/2008 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine     Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 02/XX/2008.                                                             indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2008, prior to three (3) business days from transaction date of 08/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8453887771 XXX       XXX       PA    9/XX/2008  8/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Closing / Title - (Doc Error)                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 09/XX/2008 used as disbursement date for compliance testing.                                     TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine     Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 03/XX/2008.                                                             Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2008, prior to three (3) business days from transaction date of 09/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8452146777 XXX       XXX       CA    10/XX/2008 9/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    .                                                                                                                                                       2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 04/XX/2008.                                                             signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8459905295 XXX       XXX       MA    7/XX/2009  6/XX/2009    Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
8450263266 XXX       XXX       MA    8/XX/2009  6/XX/2009    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Federal Compliance - Final TIL                                                      -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      [2] Miscellaneous Compliance - Initial TIL not provided                                                                             Not Provided to Borrower At or
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage  Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on   indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing         funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           payment, if applicable                                                                                                              disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                          borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8457393757 XXX       XXX       MA    8/XX/2009  6/XX/2009    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                           Yes        TR
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 08/XX/2009 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8451453994 XXX       XXX       MA    8/XX/2009  7/XX/2009    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Closing / Title - (Doc Error)                                            Yes        TR
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 TIL Error: Final TIL not signed                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL                                                        (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 08/XX/2009 used as disbursement date for compliance testing.                                     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage  TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on   by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           payment, if applicable                                                                                                              signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           tests were run using an application date of 07/XX/2009 which is 1 months prior to consummation.  A lookback was performed to        Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 02/XX/2009.  Due to missing HUD-1 or Closing Disclosure, no  Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           fees were used in testing.                                                                                                          Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.                                                                                                borrower received.
8451921743 XXX       XXX       MA    9/XX/2009  7/XX/2009    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Federal Compliance - Final TIL                                                      -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         Not Provided to Borrower At or
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on   funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing         disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           payment, if applicable                                                                                                              but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8450035142 XXX       XXX       MA    10/XX/2009 7/XX/2009    Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
8455596487 XXX       XXX       MA    10/XX/2009 7/XX/2009    Primary    Purchase                      3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees  Closing / Title - (Doc Error)                                            Yes        TR
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                 TIL Error: Final TIL not signed                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     by all required parties: TIL                                                        (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 10/XX/2009 used as disbursement date for compliance testing.                                     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8451703834 XXX       XXX       IL    7/XX/2009  6/XX/2009    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Closing / Title - (Doc Error)                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average    by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.                            marked final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  initialed by Borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine     Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 01/XX/2009.                                                             Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Unable to determine the reason
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           for the under disclosure due to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     missing the itemization of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature      funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Date. Unable to determine compliance with rescission timing requirements.                                                           disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $56,422.00 is  borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $56,639.75 in the amount of $217.75.                                               borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
8458056111 XXX       XXX       MA    9/XX/2009  7/XX/2009    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - (Doc Error)                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure      TIL Error: Final TIL not signed
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                              by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                           appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower.
8452862009 XXX       XXX       MA    9/XX/2009  8/XX/2009    Primary    Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2009.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8452375186 XXX       XXX       MA    9/XX/2009  8/XX/2009    UTD        Purchase                      2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    The file is missing the preliminary and                                                                                                                 2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      General Appraisal Requirements -                                                    -
                                                                                                                                                                                            title in file.                                                             final title policy                                                                                                                                                                                                  value of a contract sales price or original loan amount, whichever applies.                                                         Due to lack of appraised value,
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003        The file is missing all applications.                                                                                                                                                                               [2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing    compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           information.                                                                                                                        LTV were run off an assumed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 value of a contract sales price
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage  or original loan amount,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on   whichever applies.: The file is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing         missing appraisal and any
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           payment, if applicable                                                                                                              documentation to verify the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Evidence of Lender Refusal of Borrower's Attorney       value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Choice): Unable to test attorney representation due to missing information.                                                         Federal Compliance - FACTA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker       Disclosure Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing FACTA disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           document type.                                                                                                                      Closing / Title - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Attorney Fees In Excess of Actual Charge): Unable to    TIL Error: Final TIL not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           test attorney fees due to missing information.                                                                                      by all required parties: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Payment to Contractor): Unable to test if home          appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           improvement contractor was used due to missing information.                                                                         signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Funds Not Disbursed per Agreement): Unable to test      borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           lender disbursement due to missing information.                                                                                     Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Pricing Model Used Not Based on Borrower's Credit or    Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Other Bona Fide Qualification Criteria): Unable to test pricing model due to missing information.                                   Before Consummation: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Second Broker Fees without Written Borrower             indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Permission): Unable to test second broker fee due to missing information.                                                           funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 08/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 07/XX/2009.                                                             borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     borrower received
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to the borrower by closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8456104331 XXX       XXX       NC    9/XX/2005  8/XX/2005    Primary    Refinance UTD                 3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization  Federal Compliance - Right of    REVIEWER -                              Yes        TR
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure           Rescission Timing HELOC -        GENERAL COMMENT                                    Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                             Receipt Date Missing: RTC not    (2019/XX/11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not provided.                        HELOC Agreement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                      does not include
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                      Costs and Fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.                                                                      at Account
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                       opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                                                          Condition
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to                                           remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 03/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8456668231 XXX       XXX       NC    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   Receipt Date Missing: confirmed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8454384321 XXX       XXX       NC    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: Not in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8456576141 XXX       XXX       NC    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either the                                                                                                                        2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                             Preliminary or Final Title.                                                                                                                                                                                         Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: Loan date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         12/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8459375625 XXX       XXX       SC    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not State Compliance - South                                                            -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.     Carolina Late Charge Amount
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Testing: $202.50 late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   exceeds $18 maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                       (SC).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Late Charge Amount Testing: Note late charge exceeds maximum per state.
8457032243 XXX       XXX       SC    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         Information required is missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   State Compliance - South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                       Carolina Late Charge Amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing    Testing: $36.90 late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           requirements due to missing Initial Loan Application Date.                                                                          exceeds $18 maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains  (SC).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Late Charge Amount Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8458443770 XXX       XXX       OR    8/XX/2006  7/XX/2006    UTD        Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - Oregon Late                                                      -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                     Charge Grace Period Testing: 10
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      day grace period is less than
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         the 15 minimum per state (OR).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   Federal Compliance - Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                       Rescission Timing HELOC -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Receipt Date Missing: unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     verify due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 02/XX/2006.                                                             information
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8451786303 XXX       XXX       OR    5/XX/2007  4/XX/2007    Primary    UTD UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                                                                                                                                            title in file.                                                             or Final title                                                                                                                                                                                                      Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: No TIL
                                                                                                                                                                                            [3] Miscellaneous Compliance - The Loan Purpose cannot be determined based                                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         present in the loan file.
                                                                                                                                                                                            on the documents in the loan file. Loan purpose of Cash Out Refinance was                                                                                                                                                                                                                      [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements
                                                                                                                                                                                            used to perform all applicable compliance testing.                                                                                                                                                                                                                                             due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8450049414 XXX       XXX       OR    6/XX/2005  5/XX/2005    UTD        UTD UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    No evidence of Preliminary or Final Title                                                                                                               3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization  State Compliance - Oregon Late   REVIEWER -                              UTD        Indeterminable
                                                                                                                                                                                            title in file.                                                             in file.                                                                                                                                                                                                            of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure           Charge Grace Period Testing:     GENERAL COMMENT
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                             Late charge not allowed per      (2019/XX/11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not state (OR) - no late fee may be  HELOC Agreement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.     assessed before 15 days from the does not include
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     due date - note states 10 days.  Costs and Fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.                                                                      at Account
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                       opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                                                          Condition
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information.                                           remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 12/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Oregon Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8451000026 XXX       XXX       AZ    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization  Federal Compliance - Right of    REVIEWER -                              Yes        TR
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure           Rescission Timing HELOC -        GENERAL COMMENT                                    Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                             Receipt Date Missing: missing    (2019/XX/11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not                                  HELOC Agreement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                      does not include
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                      Costs and Fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.                                                                      at Account
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                       opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                                                          Condition
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not                                       remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 06/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provided to the borrower by closing.
8455743767 XXX       XXX       AZ    12/XX/2005 11/XX/2005   Primary    UTD UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization  Federal Compliance - Right of    REVIEWER -                              UTD        Indeterminable
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure           Rescission Timing HELOC -        GENERAL COMMENT
                                                                                                                                                                                            [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                                                                                        requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                             Receipt Date Missing: RTC not    (2019/XX/11):
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not provided.                        HELOC Agreement
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                      does not include
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                      Costs and Fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.                                                                      at Account
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                       opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                                                          Condition
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not                                       remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 06/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8453695601 XXX       XXX       AZ    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         documentation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8459183389 XXX       XXX       AZ    9/XX/2007  8/XX/2007    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: Subject is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         2nd HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8455892617 XXX       XXX       NV    2/XX/2005  1/XX/2005    Primary    UTD UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: no
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         signature on RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (HELOC): Credit Agreement not signed by borrower(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8453438464 XXX       XXX       NV    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Receipt Date Missing: RTC is not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           signed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
8455346341 XXX       XXX       WA    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain preliminary or                                                                                                                    2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                               title in file.                                                             final Title documents                                                                                                                                                                                               value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8459913729 XXX       XXX       FL    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: RTC not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         provided for review
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8454863423 XXX       XXX       FL    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   Receipt Date Missing: Not in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                       file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8453874588 XXX       XXX       FL    6/XX/2005  5/XX/2005    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8458514343 XXX       XXX       FL    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: not in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8454769975 XXX       XXX       FL    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8457322373 XXX       XXX       FL    9/XX/2006  8/XX/2006    UTD        Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         signature found on Right To
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Cancel.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8459596546 XXX       XXX       FL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8456230492 XXX       XXX       FL    2/XX/2007  1/XX/2007    UTD        Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    "File does not contain either Preliminary                                                                                                               2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title".                                                                                                                                                                                                    Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: File is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8453543579 XXX       XXX       FL    6/XX/2007  5/XX/2007    Primary    UTD UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to          Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower.                                                                                                                           RTC Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8458821576 XXX       XXX       FL    10/XX/2007 9/XX/2007    Primary    UTD UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    Unable to verify due to missing                                                                                                                         2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                                                                                                                                            title in file.                                                             information                                                                                                                                                                                                         Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         verify due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to          information
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8452970444 XXX       XXX       FL    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
8459996423 XXX       XXX       FL    5/XX/2000  4/XX/2000    UTD        Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 05/XX/2000 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         ROR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/1999.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8452550161 XXX       XXX       ID    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - Idaho Late                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.                                     Charge Grace Period Testing: 10
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   day grace period is less than 15
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                       day minimum per state (ID).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"           Federal Compliance - Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.                                                                                                Rescission Timing HELOC -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage      Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.                                                              the RTC.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Idaho Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8450460317 XXX       XXX       CA    6/XX/2002  6/XX/2002    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    The Final Title is not located in the                                                                                                                   2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                                                                                                                                            title in file.                                                             loan file.                                                                                                                                                                                                          Security Instrument Notary Date of 07/XX/2002 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003        Final 1003 was missing from the loan                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: The Til
                                                                                                                                                                                                                                                                       file.                                                                                                                                                                                                               value of a contract sales price or original loan amount, whichever applies.                                                         was not located in the loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not      file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8459096245 XXX       XXX       CA    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not                                                                                          -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      provided to borrower at time of account opening.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
8455468960 XXX       XXX       CA    5/XX/2004  5/XX/2004    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final title                                                                                                                                                                                                      Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         Cancel missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8455438980 XXX       XXX       CA    6/XX/2004  5/XX/2004    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not      Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.                                                                                    RTC.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8453912257 XXX       XXX       CA    6/XX/2004  6/XX/2004    Second     Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                             Home       Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004.
8459712142 XXX       XXX       CA    8/XX/2004  7/XX/2004    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    No evidence of Preliminary or Final Title                                                                                                               2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Federal Compliance - Right of                                                       -
                                                                                                                                                                                            title in file.                                                             in file.                                                                                                                                                                                                            value of a contract sales price or original loan amount, whichever applies.                                                         Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not      Receipt Date Missing: Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.                                                                                    Rescission Timing HELOC -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" Receipt Date Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8453056365 XXX       XXX       CA    10/XX/2004 9/XX/2004    UTD        UTD UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         determine if transaction is a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not      Refinance or Purchase
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8455762135 XXX       XXX       CA    10/XX/2004 9/XX/2004    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                             of Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not      Receipt Date Missing: RTC doc is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.                                                                                    missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8454732163 XXX       XXX       CA    11/XX/2004 10/XX/2004   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         Rescission not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8452667730 XXX       XXX       CA    11/XX/2004 10/XX/2004   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         the RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8458610903 XXX       XXX       CA    1/XX/2005  12/XX/2004   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 01/XX/2005.
8453660396 XXX       XXX       CA    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         verify due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   information
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8456542772 XXX       XXX       CA    6/XX/2005  5/XX/2005    Primary    UTD UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8452409598 XXX       XXX       CA    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   Receipt Date Missing: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                       verify due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8456458763 XXX       XXX       CA    9/XX/2005  8/XX/2005    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8454921939 XXX       XXX       CA    9/XX/2005  8/XX/2005    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         recind not found
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8458519825 XXX       XXX       CA    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: ROR is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8450645980 XXX       XXX       CA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    No evidence of Preliminary or Final Title                                                                                                               2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                             in file.                                                                                                                                                                                                            Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (HELOC): Credit Agreement not signed by     Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower(s).                                                                                                                        Right to Cancel.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8451690532 XXX       XXX       CA    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not      Receipt Date Missing: RTC not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.                                                                                    provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8455797876 XXX       XXX       CA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   Receipt Date Missing: The Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                       to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8452722617 XXX       XXX       CA    5/XX/2006  4/XX/2006    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    "File does not contain either Preliminary                                                                                                               2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Federal Compliance - Right of                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not      Receipt Date Missing: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.                                                                                    locate Right To Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8459400408 XXX       XXX       CA    5/XX/2003  4/XX/2003    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     General Appraisal Requirements -                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing.                                     Due to lack of appraised value,
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         LTV were run off an assumed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   value of a contract sales price
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                       or original loan amount,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  whichever applies.: Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine     and alternative value documents
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 11/XX/2002.                                                             were both missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine   Federal Compliance - Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     Rescission Timing HELOC -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.       Receipt Date Missing: Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               cancel was not provided
8457792142 XXX       XXX       CA    10/XX/2004 9/XX/2004    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   Receipt Date Missing: verified
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                       missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8457411306 XXX       XXX       CA    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   Receipt Date Missing: Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                       Cancel not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8452032721 XXX       XXX       CA    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: The RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         was not provided in the loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8459993090 XXX       XXX       CA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
8458670211 XXX       XXX       CA    7/XX/2006  6/XX/2006    Primary    UTD UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
8454152036 XXX       XXX       CA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                       Information not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8457966600 XXX       XXX       WA    7/XX/2006  6/XX/2006    UTD        UTD UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    No evidence of Preliminary or Final Title                                                                                                               2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                                                                                                                                            title in file.                                                             in file.                                                                                                                                                                                                            Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         Rescission Timing HELOC -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   Receipt Date Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8458478285 XXX       XXX       CA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: Document
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         not signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8450559319 XXX       XXX       CA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain Preliminary or                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                             Final Title.                                                                                                                                                                                                        Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         executed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8452656469 XXX       XXX       CA    8/XX/2006  4/XX/2006    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: n/a
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8454987203 XXX       XXX       CA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: RTC, if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         applicable,is missing from the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to          file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8456171988 XXX       XXX       CA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: The RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         was not provided in the loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8452684342 XXX       XXX       CA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain Preliminary or                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                             Final Title.                                                                                                                                                                                                        Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8455878887 XXX       XXX       CA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
8453968853 XXX       XXX       CA    11/XX/2006 10/XX/2006   Primary    UTD UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         Cancel was in the file but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   signed or dated by borrowers.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8450514267 XXX       XXX       CA    12/XX/2006 11/XX/2006   UTD        UTD UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    No evidence of Preliminary or Final Title                                                                                                               2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                            title in file.                                                             in file.                                                                                                                                                                                                            Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8457719670 XXX       XXX       CA    2/XX/2007  1/XX/2007    Primary    UTD UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8457841068 XXX       XXX       CA    1/XX/2007  12/XX/2006   Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: The right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         to cancel document is missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8450915971 XXX       XXX       CA    1/XX/2007  12/XX/2006   Primary    UTD UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    No evidence of Preliminary or Final Title                                                                                                               2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                            title in file.                                                             in file.                                                                                                                                                                                                            Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8454791277 XXX       XXX       CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: RTC was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         not provided in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8458988639 XXX       XXX       CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.                                                         Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   Receipt Date Missing: RTC not in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                       file/ not acknowledged
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8456147715 XXX       XXX       CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8458166989 XXX       XXX       CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
8451827867 XXX       XXX       CA    7/XX/2007  6/XX/2007    Primary    UTD UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: No RTC in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8453702983 XXX       XXX       CA    8/XX/2007  7/XX/2007    Primary    UTD UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: Confirmed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         no RTC in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8457361688 XXX       XXX       CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: missing
                                                                                                                                                                                            [3] Credit Documentation - Missing Document: Subordination Agreement not                                                                                                                                                                                                                       value of a contract sales price or original loan amount, whichever applies.                                                         RTC in file
                                                                                                                                                                                            provided                                                                                                                                                                                                                                                                                       [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8453430204 XXX       XXX       CA    11/XX/2007 10/XX/2007   UTD        Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8453112878 XXX       XXX       CA    12/XX/2007 11/XX/2007   Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    No evidence of Preliminary or Final Title                                                                                                               2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                            title in file.                                                             in file.                                                                                                                                                                                                            Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
8454993062 XXX       XXX       CA    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Receipt Date Missing: RTC not in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8450309908 XXX       XXX       CA    3/XX/2008  2/XX/2008    Investment UTD UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
8451457752 XXX       XXX       CA    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain Preliminary of                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                             Final Title.                                                                                                                                                                                                        Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
8451633397 XXX       XXX       NY    9/XX/2000  8/XX/2000    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Federal Compliance - Notice of                                                      -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.                                                         Right To Cancel Not Provided to
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to          All Required Parties: Three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower.                                                                                                                           borrowers on the note only two
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"           borrowers signed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2000.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8454799593 XXX       XXX       NY    3/XX/2003  2/XX/2003    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing.                                     Charge Grace Period Testing: The
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      HELOC agreement indicates a late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         charge grace period of 10 days
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to          which is less than the state of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower.                                                                                                                           NY late charge grace period of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"           15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2003, prior to three (3) business days from transaction date of 03/XX/2003.
8452629101 XXX       XXX       NY    10/XX/2003 9/XX/2003    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain Preliminary of                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             Final Title.                                                                                                                                                                                                        Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing.                                     Charge Grace Period Testing: 10
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      day grace period is less than 15
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         day minimum per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 10/XX/2003, prior to three (3) business days from transaction date of 10/XX/2003.
8457635370 XXX       XXX       NY    4/XX/2003  3/XX/2003    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         Charge Grace Period Testing: 10
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to          day grace period is less than 15
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower.                                                                                                                           day minimum per state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
8451030323 XXX       XXX       NY    8/XX/2003  7/XX/2003    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing.                                     Charge Grace Period Testing:
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Grace period of 10 days is less
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         than the state NY) limit of 15
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to          days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2003, prior to three (3) business days from transaction date of 08/XX/2003.
8450206926 XXX       XXX       NY    2/XX/2005  1/XX/2005    Primary    UTD UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 02/XX/2005, prior to three (3) business days from transaction date of 02/XX/2005.
8456700925 XXX       XXX       NY    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005.
8450622450 XXX       XXX       NY    4/XX/2005  3/XX/2005    UTD        Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    "File does not contain either Preliminary                                                                                                               2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8454787749 XXX       XXX       NY    4/XX/2005  3/XX/2005    UTD        Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     General Appraisal Requirements -                                                    -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      Note Date of 04/XX/2005 used as disbursement date for compliance testing.                                                           Due to lack of appraised value,
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         LTV were run off an assumed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to          value of a contract sales price
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower.                                                                                                                           or original loan amount,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"           whichever applies.: Loan is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.                                                                                                missing multiple documents from
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  the loan file. Unable to provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine     a complete review in Clarity.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 10/XX/2004.                                                             Appraisal, Approval, AUS or 1008
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     not provided to complete
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               required fields.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of  Miscellaneous Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements         Unable to determine occupancy,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: compliance results were
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005.             generated using a defaulted
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. value of Primary.: Loan is missing multiple documents from
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               the loan file. Unable to provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               a complete review in Clarity.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Approval, AUS or 1008 not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               provided to determine Occupancy.
8458893341 XXX       XXX       NY    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain Preliminary or                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             Final Title.                                                                                                                                                                                                        Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.                                     Charge Grace Period Testing: 10
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      day grace period is less than 15
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         day minimum per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" State Compliance - New York Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.                                                                     Charge Percent Testing: 5% late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                       state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine     Rescission Timing HELOC -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 02/XX/2005.                                                             Receipt Date Missing: RTC was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                    not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8458997034 XXX       XXX       NY    8/XX/2005  7/XX/2005    Primary    Refinance UTD                 3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization  State Compliance - New York Late REVIEWER -                              Yes        TR
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure           Charge Grace Period Testing: 10  GENERAL COMMENT                                    Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                             day grace period is less than 15 (2019/XX/11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not day minimum per state of New     HELOC Agreement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.     York.                            dated 2/XX/2007
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      State Compliance - New York Late provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         Charge Percent Testing: 5%late   Subject loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   charge exceeds 2% maximum per    dated 8/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                       state of New York.               Subject loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance     Federal Compliance - Right of    HELOC Agreement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to        Rescission Timing HELOC -        in file however,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 02/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no  Receipt Date Missing: Missing    document does
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           fees were used in testing.                                                                                                                                           not include
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                                                     costs and fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                                             at account
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine                                    opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                                                      Exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                        remains.
8454886783 XXX       XXX       NY    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    No evidence of Preliminary or Final title                                                                                                               3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization                                   REVIEWER -                              Yes        TR
                                                                        Other                                                                                                               title in file.                                                             in file.                                                                                                                                                                                                            of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure                                            GENERAL COMMENT                                    Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                              (2019/XX/11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not                                  HELOC Agreement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                      does not include
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                      Costs and Fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.                                                                      at Account
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                       opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                                                          Exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                    remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 03/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8454472099 XXX       XXX       NY    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: Not in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provided to the borrower by closing.
8459125539 XXX       XXX       NY    10/XX/2006 9/XX/2006    Primary    Refinance UTD                 3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization  Federal Compliance - Right of    REVIEWER -                              Yes        TR
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure           Rescission Timing HELOC -        GENERAL COMMENT                                    Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                             Receipt Date Missing: .          (2019/XX/11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not                                  HELOC Agreement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                      does not include
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                      Costs and Fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                                                      at Account
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                       opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                                                          Condition
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                    remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 04/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8456229588 XXX       XXX       NY    3/XX/2006  2/XX/2006    Primary    UTD UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                     Charge Grace Period Testing:
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Grace period not allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         state (NY)   min grace period
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   for NY is 15 days - note states
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   10 days
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                       State Compliance - New York Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing    Charge Percent Testing: Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           requirements due to missing Initial Loan Application Date.                                                                          charge not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  (NY) - max late charge for NY is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     2% - note states 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 09/XX/2005.                                                             Federal Compliance - Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                    Rescission Timing HELOC -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            Receipt Date Missing: RTC not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       executed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8459807373 XXX       XXX       NY    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    No evidence of Preliminary or Final TItle                                                                                                               2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                             in file.                                                                                                                                                                                                            Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
8450732740 XXX       XXX       NY    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
8454414581 XXX       XXX       NY    11/XX/2006 10/XX/2006   Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     General Appraisal Requirements -                                                    -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                     Due to lack of appraised value,
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         LTV were run off an assumed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   value of a contract sales price
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                       or original loan amount,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing    whichever applies.: No Value
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           requirements due to missing Initial Loan Application Date.                                                                          provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  State Compliance - New York Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     Charge Grace Period Testing: 10
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 05/XX/2006.                                                             day grace period is less than 15
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                    day minimum per state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            State Compliance - New York Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       Charge Percent Testing: 5% late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.                                                           charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
8451095845 XXX       XXX       NY    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                     Charge Grace Period Testing: 10
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      day grace period is less than 15
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         day minimum per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   State Compliance - New York Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           Charge Percent Testing: 5% late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                       state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
8451382625 XXX       XXX       NY    5/XX/2007  4/XX/2007    UTD        UTD UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                     Charge Grace Period Testing: 10
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      day grace period is less than 15
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         day minimum per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   State Compliance - New York Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                       Charge Percent Testing: 5% late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  charge is more than 2% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 11/XX/2006.                                                             Federal Compliance - Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                    Rescission Timing HELOC -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            Receipt Date Missing: RTC is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8454042590 XXX       XXX       NY    5/XX/2007  4/XX/2007    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   State Compliance - New York Late                                                    -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     Disclosure within a reasonably practicable time after using credit score.                                                           Charge Grace Period Testing: 10
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   day grace period is less than 15
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                       day minimum per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  State Compliance - New York Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Charge Percent Testing: 5% late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 11/XX/2006.                                                             charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                    state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8453649278 XXX       XXX       NY    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                     Charge Grace Period Testing:
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Grace period not allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         state (NY)   min grace period
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   for NY is 15 days - Note states
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           10 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   State Compliance - New York Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                       Charge Percent Testing: Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  charge not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     (NY) - max late charge for NY is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 01/XX/2007.                                                             2% - Note states 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
8457179272 XXX       XXX       NY    7/XX/2007  6/XX/2007    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                     Charge Grace Period Testing: 10
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      day grace period is less than 15
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         days per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   State Compliance - New York Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                       Charge Percent Testing: 5% late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing    charge exceeds 2% max per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           requirements due to missing Initial Loan Application Date.                                                                          (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Federal Compliance - Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Rescission Timing HELOC -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 01/XX/2007.                                                             Receipt Date Missing: RTC not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                    provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8452037966 XXX       XXX       NY    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                     Charge Grace Period Testing: 10
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      day grace period is less than 15
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         day minimum per state NY.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   State Compliance - New York Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                       Charge Percent Testing: 5% late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  charge exceeds 2% minimum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     state NY.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 01/XX/2007.                                                             Federal Compliance - Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                    Rescission Timing HELOC -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            Receipt Date Missing: RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine   missing/not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8456435168 XXX       XXX       NY    8/XX/2007  7/XX/2007    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         missing/not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8456979397 XXX       XXX       NY    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    No evidence of Preliminary or Final title                                                                                                               2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             in file                                                                                                                                                                                                             Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.                                     Charge Grace Period Testing:
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Late charge grace period
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         reflected on the Note of 10 days
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   is less than the minimum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                       required per the state of New
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  York of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     State Compliance - New York Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 07/XX/2007.                                                             Charge Percent Testing: Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                    charge not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            (NY) - max late charge for NY is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be       2%  - note states 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
8459084975 XXX       XXX       NY    12/XX/2009 11/XX/2009   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 12/XX/2009 used as disbursement date for compliance testing.                                     Charge Grace Period Testing: 10
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      day grace period is less than 15
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         day minimum per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   State Compliance - New York Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                       Charge Percent Testing: 5% late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 11/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine     state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 07/XX/2009.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 12/XX/2009, prior to three (3) business days from transaction date of 12/XX/2009.
8455722903 XXX       XXX       GA    6/XX/2004  5/XX/2004    UTD        UTD UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     Note Date of 06/XX/2004 used as disbursement date for compliance testing.                                                           Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: RTC for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         this transaction is missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   RTC in file is for a 2008
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                       transaction.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8455461406 XXX       XXX       GA    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain preliminary or                                                                                                                    3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization                                   REVIEWER -                              Yes        TR
                                                                        Other                                                                                                               title in file.                                                             final Title documents                                                                                                                                                                                               of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure                                            GENERAL COMMENT                                    Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                              (2019/XX/11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not                                  HELOC Agreement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                      does not include
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                      Costs and Fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.                                                                      at Account
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                    opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                                                        Condition
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance                                      remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 08/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8451022502 XXX       XXX       GA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: Subject is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         HELOC 2nd
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8457446474 XXX       XXX       GA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         provided is not signed/dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8457530450 XXX       XXX       GA    9/XX/2007  8/XX/2007    Primary    UTD UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Note Date of 09/XX/2007 used as disbursement date for compliance testing.                                                           Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8457014902 XXX       XXX       GA    8/XX/2008  7/XX/2008    Primary    UTD UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 08/XX/2008 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         cancel not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8451579961 XXX       XXX       DC    4/XX/2005  3/XX/2005    Primary    UTD UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: RTC not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8459517137 XXX       XXX       DC    6/XX/2007  5/XX/2007    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8453579935 XXX       XXX       MD    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization  Federal Compliance - Right of    REVIEWER -                              Yes        TR
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure           Rescission Timing HELOC -        GENERAL COMMENT                                    Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                             Receipt Date Missing: RTC not    (2019/XX/11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not provided to verify rescission    HELOC Agreement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.     period.                          provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                      Agreement does
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.                                                                      not include
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                       Costs and Fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                                                          at Account
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                    opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                                                        Exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance                                      remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 02/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8450499304 XXX       XXX       MD    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: Missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8453051101 XXX       XXX       MD    9/XX/2006  8/XX/2006    UTD        UTD UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         determine due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   information
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8454133485 XXX       XXX       MD    10/XX/2006 9/XX/2006    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         Cancel is not signed or dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8450481783 XXX       XXX       MD    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    No evidence of Preliminary or Final Title                                                                                                               2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                             in file.                                                                                                                                                                                                            Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: The RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         was not provided in the file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8455053245 XXX       XXX       MD    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
8453057923 XXX       XXX       TN    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: RTC is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8451968097 XXX       XXX       NJ    2/XX/2004  1/XX/2004    UTD        UTD UTD                       3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late       State Compliance - New Jersey                                                       Late Charge
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     charge of greater than 5.0% or a grace period less than 15 days.                                                                    Home Loan (Late Charge): 10 day
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      grace period is less than 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         minimum per state (NJ)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8451675158 XXX       XXX       NJ    3/XX/2005  2/XX/2005    Primary    Refinance UTD                 3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late       State Compliance - New Jersey                                                       Late Charge
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      charge of greater than 5.0% or a grace period less than 15 days.                                                                    Home Loan (Late Charge): 10 day
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     grace period does not meet
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.                                     minimum grace period of 15 days
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      per (NY)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         Federal Compliance - Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to          Rescission Timing HELOC -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower.                                                                                                                           Receipt Date Missing: RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"           missing from file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8455764229 XXX       XXX       NJ    11/XX/2005 10/XX/2005   UTD        UTD UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization  State Compliance - New Jersey                                            UTD        Indeterminable
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure           Home Loan (Late Charge): Grace                                                      (UAL State)
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                             period of 10 days is less than
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late       15 days minimum per state (NJ)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           charge of greater than 5.0% or a grace period less than 15 days.                                                                    Federal Compliance - Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not Rescission Timing HELOC -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.     Receipt Date Missing: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     determine transaction type.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 05/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8458696622 XXX       XXX       NJ    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization  State Compliance - New Jersey                                            Yes        TR
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure           Home Loan (Late Charge): 10 day                                                     Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                             grace period is less than 15 day                                                    (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late       minimum per state (NJ).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           charge of greater than 5.0% or a grace period less than 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 11/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
8455116411 XXX       XXX       NJ    5/XX/2006  4/XX/2006    UTD        UTD UTD                       3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late       State Compliance - New Jersey                                                       Late Charge
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     charge of greater than 5.0% or a grace period less than 15 days.                                                                    Home Loan (Late Charge): 10 day
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003        Final 1003 not found.                                                                                                                                                                                               [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     grace period does not meet
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                     minimum grace period of 15 days
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      per (NJ)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         General Appraisal Requirements -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not      Due to lack of appraised value,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.                                                                                    compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" LTV were run off an assumed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.                                                                     value of a contract sales price
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   or original loan amount,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                       whichever applies.: Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  report and property value not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     found.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 11/XX/2005.                                                             Federal Compliance - Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family     Rescission Timing HELOC -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           residence, state and federal testing may be impacted.                                                                               Receipt Date Missing: RTC not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine   found.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     Miscellaneous Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.       Unable to determine occupancy,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. compliance results were generated using a defaulted
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               value of Primary.: UTD, source
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               documents not found.
8456806723 XXX       XXX       NJ    6/XX/2006  5/XX/2006    Primary    UTD UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization  State Compliance - New Jersey    REVIEWER -                              UTD        Indeterminable
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure           Home Loan (Late Charge): Grace   GENERAL COMMENT                                    (UAL State)
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                             period of 10 days is below the   (2019/XX/11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late       minimum of 15 days required for  HELOC Agreement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           charge of greater than 5.0% or a grace period less than 15 days.                                                                    the state of NJ                  provided - Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not Federal Compliance - Right of    Cleared.  HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.     Rescission Timing HELOC -        Agreement does
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Receipt Date Missing: No RTC     not include
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                     provided.                        Costs and Fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                       at Account
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                                                          opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not                                       REVIEWER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided to borrower at time of account opening.                                                                                                                     GENERAL COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"                                  (2019/XX/11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.                                                                                                      HELOC Agreement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to                                           provided - Not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower.                                                                                                                                                            Cleared.  HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance                                      Agreement does
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to                                         not include
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 12/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no                                   Costs and Fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           fees were used in testing.                                                                                                                                           at Account
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was                                         opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provided to the borrower by closing.
8453898455 XXX       XXX       NJ    8/XX/2006  7/XX/2006    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    No preliminary or final title in file.                                                                                                                  2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
8454712047 XXX       XXX       NJ    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late       Federal Compliance - Right of                                                       Late Charge
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     charge of greater than 5.0% or a grace period less than 15 days.                                                                    Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Receipt Date Missing: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                     verify due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   information
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8459950657 XXX       XXX       NJ    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.                                                         Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   Receipt Date Missing: There is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                       not an ROR in loan file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8457191484 XXX       XXX       NJ    12/XX/2006 11/XX/2006   Primary    Refinance UTD                 3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization  State Compliance - New Jersey    REVIEWER -                              Yes        TR
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure           Home Loan (Late Charge): Grace   GENERAL COMMENT                                    Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                             period of 10 days is less than   (2019/XX/11):                                      (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late       15 days minimum per state (NJ).  HELOC Agreement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           charge of greater than 5.0% or a grace period less than 15 days.                                                                    Federal Compliance - Right of    provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not Rescission Timing HELOC -        Agreement does
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.     Receipt Date Missing: RTC not    not include
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     provided.                        Costs and Fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                                                      at Account
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                       opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                                                          Exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                    remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 06/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8456548332 XXX       XXX       NJ    6/XX/2006  5/XX/2006    UTD        Refinance Cash-out -          3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late       State Compliance - New Jersey                                                       Late Charge
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     charge of greater than 5.0% or a grace period less than 15 days.                                                                    Home Loan (Late Charge): 5% late
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     charge exceeds 4% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                     state (NJ).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8459756819 XXX       XXX       NJ    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late       State Compliance - New Jersey                                                       Late Charge
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      charge of greater than 5.0% or a grace period less than 15 days.                                                                    Home Loan (Late Charge): Grace
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      period not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         (NJ) - min grace period for 2nd
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   liens in NJ is 15 days - note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           states 10 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   Federal Compliance - Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                       Rescission Timing HELOC -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing    Receipt Date Missing: RTC not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           requirements due to missing Initial Loan Application Date.                                                                          signed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8451049235 XXX       XXX       NJ    7/XX/2006  6/XX/2006    Primary    Refinance UTD                 3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late       State Compliance - New Jersey                                                       Late Charge
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      charge of greater than 5.0% or a grace period less than 15 days.                                                                    Home Loan (Late Charge): 10 day
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     grace period is less than the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.                                     required 15 day for NJ
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Federal Compliance - Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         Rescission Timing HELOC -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   Receipt Date Missing: RTC not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                       provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8455669782 XXX       XXX       NY    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - New York Late                                                    -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                     Charge Grace Period Testing:
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Note grace period of 10 days is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         less than 15 day minimum per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   state of NY.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                       State Compliance - New York Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Charge Percent Testing: Note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     late charge of 5% exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 04/XX/2006.                                                             maximum of 2% per state of NY.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.                    Federal Compliance - Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                            Rescission Timing HELOC -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine   Receipt Date Missing: RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.                                                                                     missing/not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8458306258 XXX       XXX       NJ    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late       Federal Compliance - Right of                                                       Late Charge
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 charge of greater than 5.0% or a grace period less than 15 days.                                                                    Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.     the RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8455510851 XXX       XXX       NJ    11/XX/2006 10/XX/2006   Primary    Refinance UTD                 3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late       State Compliance - New Jersey                                                       Late Charge
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 charge of greater than 5.0% or a grace period less than 15 days.                                                                    Home Loan (Late Charge): 10 day
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      grace period is less than 15
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         days per state NJ
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. General - Incomplete Document:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to          Right to Cancel (RTC) is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower.                                                                                                                           incomplete: RTC is not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing    signed/dated.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           requirements due to missing Initial Loan Application Date.                                                                          Federal Compliance - Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General - Incomplete Document: Right to Cancel (RTC) is incomplete                                                              Rescission Timing HELOC -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Receipt Date Missing: RTC is not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     signed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8455037315 XXX       XXX       NJ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    No evidence of Preliminary or Final Title                                                                                                               3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late       State Compliance - New Jersey                                                       Late Charge
                                                                        Other                                                                                                               title in file.                                                             in file.                                                                                                                                                                                                            charge of greater than 5.0% or a grace period less than 15 days.                                                                    Home Loan (Late Charge): 10 day
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     grace period is less than 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.                                     minimum per state (NJ).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Federal Compliance - Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         Rescission Timing HELOC -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                       RTC.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8451288798 XXX       XXX       NJ    4/XX/2007  3/XX/2007    Primary    UTD UTD                       3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late       State Compliance - New Jersey                                                       Late Charge
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      charge of greater than 5.0% or a grace period less than 15 days.                                                                    Home Loan (Late Charge): 10 day
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   grace period does not meet
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           minimum 15 day grace period per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   state (NJ)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                       Federal Compliance - Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Rescission Timing HELOC -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine     Receipt Date Missing: Borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 10/XX/2006.                                                             did  not sign RTC in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8455656803 XXX       XXX       NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late       State Compliance - New Jersey                                                       Late Charge
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     charge of greater than 5.0% or a grace period less than 15 days.                                                                    Home Loan (Late Charge): Note
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     grace period of 10 days is less
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.                                     than minimum of 15 days per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      state of NJ.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         Federal Compliance - Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to          Rescission Timing HELOC -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower.                                                                                                                           Receipt Date Missing: RTC not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  signed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8458809228 XXX       XXX       NJ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late       State Compliance - New Jersey                                                       Late Charge
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     charge of greater than 5.0% or a grace period less than 15 days.                                                                    Home Loan (Late Charge): 10 day
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     grace period is less than 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.                                     minimum per state (NJ)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
8458835440 XXX       XXX       NJ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late       Federal Compliance - Right of                                                       Late Charge
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 charge of greater than 5.0% or a grace period less than 15 days.                                                                    Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Receipt Date Missing: The loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.                                     file is missing a majority of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      origination documents to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         properly ascertain all
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8454391104 XXX       XXX       NJ    6/XX/2008  5/XX/2008    Primary    Refinance Cash-out -          3        C        C        C        C                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late                                                                                           Late Charge
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 charge of greater than 5.0% or a grace period less than 15 days.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 06/XX/2008, prior to three (3) business days from transaction date of 06/XX/2008.
8453705634 XXX       XXX       CT    3/XX/2004  2/XX/2004    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8451931463 XXX       XXX       CT    4/XX/2004  3/XX/2004    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                                                                                                                                            title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004.
8459357265 XXX       XXX       CT    4/XX/2005  3/XX/2005    UTD        Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    No evidence of Preliminary or Final Title                                                                                                               2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                                                                                                                                            title in file.                                                             in file.                                                                                                                                                                                                            due to missing Initial Loan Application Date.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003        HELOC loan.                                                                                                                                                                                                         [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing
                                                                                                                                                                                            [3] Miscellaneous Compliance - The Loan Purpose cannot be determined based                                                                                                                                                                                                                     requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                            on the documents in the loan file. Loan purpose of Cash Out Refinance was                                                                                                                                                                                                                      [2] Federal Compliance - Incorrect Right To Cancel Form Used - G-7 Used on Non Same Lender Refinance: Truth in Lending Act: Unable
                                                                                                                                                                                            used to perform all applicable compliance testing.                                                                                                                                                                                                                                             to determine if Notice of Right to Cancel was not executed on the proper Model Form for a refinance transaction by a creditor that is not considered the original creditor.  The G-7 or H-9 form was used instead of the G-5 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8458366078 XXX       XXX       CT    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   Receipt Date Missing: RTC in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           file is not signed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8454588748 XXX       XXX       CT    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.                                                         Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   Receipt Date Missing: Not in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                       file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8458951590 XXX       XXX       MA    3/XX/2007  2/XX/2007    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - Massachusetts                                                    -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                     Open End Late Charge Grace
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Period Testing: 10 days grace
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         period is less than 15 days
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   minimum required per state (MA)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           State Compliance - Massachusetts
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure Open End Late Charge Percent and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           not provided to borrower.                                                                                                           Amount Testing: 5% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   is more than the maximum 3% late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                       charge allowed per state (MA)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Federal Compliance - Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the           Rescission Timing HELOC -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower's interest.                                                                                                                Receipt Date Missing: No RTC in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.      captured documents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8457628524 XXX       XXX       CT    8/XX/2008  7/XX/2008    Primary    UTD UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    No evidence of Preliminary or Final Title                                                                                                               2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                                                                                                                                            title in file.                                                             in file.                                                                                                                                                                                                            Security Instrument Notary Date of 08/XX/2008 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         verify the RTC Signature Date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to          due to missing core documents in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower.                                                                                                                           acuity
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8451980394 XXX       XXX       MA    5/XX/2002  4/XX/2002    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2001.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
8450171089 XXX       XXX       MA    10/XX/2002 9/XX/2002    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain Preliminary or                                                                                                                    2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                                                                                                                                            title in file.                                                             Final Title.                                                                                                                                                                                                        Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: RTC not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         provided
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8451390561 XXX       XXX       MA    10/XX/2002 9/XX/2002    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    No evidence of Preliminary or Final Title                                                                                                               2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - Massachusetts                                                    -
                                                                        Other                                                                                                               title in file.                                                             in file.                                                                                                                                                                                                            Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing.                                     Open End Late Charge Percent and
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Amount Testing: Late charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         allowed per state (MA) - max
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to          late charge for MA is $10 - note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower.                                                                                                                           states $13.50
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 10/XX/2002, prior to three (3) business days from transaction date of 10/XX/2002.
8459081691 XXX       XXX       MA    3/XX/2003  2/XX/2003    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8451748361 XXX       XXX       MA    8/XX/2003  7/XX/2003    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         Cancel form is missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8458875596 XXX       XXX       MA    3/XX/2004  2/XX/2004    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8454310415 XXX       XXX       MA    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8456888112 XXX       XXX       MA    5/XX/2005  4/XX/2005    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: Missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8459439917 XXX       XXX       MA    9/XX/2006  8/XX/2006    UTD        UTD UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization  State Compliance - Massachusetts REVIEWER -                              UTD        Indeterminable
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure           Open End Late Charge Grace       GENERAL COMMENT                                    (UAL State)
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                             Period Testing: 10 day grace     (2019/XX/11):
                                                                                                                                                                                            [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                                                                                                                                                                                                     [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not period is less than 15 day       HELOC Agreement
                                                                                                                                                                                            not provided                                                                                                                                                                                                                                                                                   disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.     minimum per state (MA).          provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - Massachusetts Agreement does
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                     Open End Late Charge Percent and not include
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Amount Testing: 5% late charge   Costs and Fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         exceeds 4% maximum per state     at Account
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   (MA).                            opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                       Federal Compliance - Right of    Exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Rescission Timing HELOC -        remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the           Receipt Date Missing: not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower's interest.                                                                                                                present in loan file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 03/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8451155660 XXX       XXX       MA    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: ROR
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         provided is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   by the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8451193593 XXX       XXX       MA    5/XX/2006  4/XX/2006    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   Receipt Date Missing: Verified
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8452967536 XXX       XXX       MA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      State Compliance - Massachusetts                                                    -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.                                                         Open End Late Charge Grace
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   Period Testing: Open end credit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                       late fees are limited to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home lesser of 10% or $10 for a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the           payment 15
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower's interest.                                                                                                                days late; subject loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.      reflected the late fee of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  greater of 5% or $10 for a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     payment 10 days late.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           this application date.  The final date used for testing was 11/XX/2005.                                                             Federal Compliance - Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of       Rescission Timing HELOC -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                  Receipt Date Missing: Borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine   did not sign the form.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8459026072 XXX       XXX       MA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - Massachusetts                                                    -
                                                                        Debt Consolidation                                                                                                  title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.                                     Open End Late Charge Grace
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to          Period Testing: Open end credit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower.                                                                                                                           late fees are limited to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home lesser of 10% or $10 for a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the           payment 15
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower's interest.                                                                                                                days late for MA; subject loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.      reflected a late charge of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds    greater of $10 or 5% for a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           state maximum due to missing information.                                                                                           payment 10 days late.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
8456330285 XXX       XXX       IN    7/XX/2005  6/XX/2005    Primary    Refinance UTD                 3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization                                   REVIEWER -                              Yes        TR
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure                                            GENERAL COMMENT                                    Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                              (2019/XX/11):                                      (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not                                  HELOC Agreement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                      provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                      Agreement does
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.                                                                      not include
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                    Costs and Fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                                                        at Account
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance                                      opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to                                         Exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 01/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no                                   remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8456352620 XXX       XXX       MI    7/XX/2004  6/XX/2004    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004.
8458377657 XXX       XXX       MO    4/XX/2006  3/XX/2006    Primary    UTD UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    No evidence of Prelininary or Final Title                                                                                                               2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     State Compliance - Missouri Late                                                    -
                                                                                                                                                                                            title in file.                                                             in file.                                                                                                                                                                                                            Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.                                     Charge Grace Period Testing: 10
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      day grace period is less than 15
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         day minimum per state (MO).
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   Federal Compliance - Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                       Rescission Timing HELOC -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"           Receipt Date Missing: RTC not in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.                                                                                                file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8453414898 XXX       XXX       KS    11/XX/2006 10/XX/2006   Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Federal Compliance - Right of                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.                                                         Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to          Receipt Date Missing: RTC not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower.                                                                                                                           provided to verify rescission
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"           period.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8457296923 XXX       XXX       IA    9/XX/2008  8/XX/2008    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    All title Evidence is missing                                                                                                                           2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     General Appraisal Requirements -                                                    -
                                                                                                                                                                                            title in file.                                                             All 1003s were missing from the loan                                                                                                                                                                                Security Instrument Notary Date of 09/XX/2008 used as disbursement date for compliance testing.                                     Due to lack of appraised value,
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003        file.                                                                                                                                                                                                               [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      compliance tests requiring an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         LTV were run off an assumed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score   value of a contract sales price
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.                                                           or original loan amount,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   whichever applies.: Valuation is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                       missing from the loan file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 09/XX/2008, prior to three (3) business days from transaction date of 09/XX/2008.
8454123533 XXX       XXX       IL    2/XX/2003  1/XX/2003    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization                                   REVIEWER -                              Yes        TR
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure                                            GENERAL COMMENT                                    Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                              (2019/XX/11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not                                  HELOC Agreement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                      provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                      Agreement does
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 02/XX/2003 used as disbursement date for compliance testing.                                                                      not include
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                    Costs and Fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                                                        at Account
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing                                     opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           requirements due to missing Initial Loan Application Date.                                                                                                           Exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance                                      remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 08/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8453751205 XXX       XXX       IL    3/XX/2006  2/XX/2006    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                                                                                                                                            title in file.                                                                                                                                                                                                                                                                                 Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: RTC not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         executed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8450625550 XXX       XXX       VA    8/XX/2002  7/XX/2002    UTD        UTD UTD                       2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: RTC not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         found.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
8450470758 XXX       XXX       VA    2/XX/2003  1/XX/2003    Primary    Refinance Cash-out -          3        D        D        D        D                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization                                   REVIEWER -                              Yes        TR
                                                                        Other                                                                                                               title in file.                                                             or Final Title.                                                                                                                                                                                                     of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure                                            GENERAL COMMENT                                    Indeterminable
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.                                                              (2019/XX/11):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not                                  HELOC Agreement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.                                      provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                      Agreement does
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Security Instrument Notary Date of 02/XX/2003 used as disbursement date for compliance testing.                                                                      not include
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                    Costs and Fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                                                        at Account
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing                                     opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           requirements due to missing Initial Loan Application Date.                                                                                                           Exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance                                      remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation.  A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           determine this application date.   The final date used for testing was 08/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8452779527 XXX       XXX       VA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                         -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8451933162 XXX       XXX       VA    8/XX/2006  7/XX/2006    Primary    Refinance UTD                 2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                                                                                                                                            title in file.                                                             or Final Title.                                                                                                                                                                                                     Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: Documents
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         are missing.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8458704414 XXX       XXX       VA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.     Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                     Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Receipt Date Missing: The Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.                                                         to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8451833055 XXX       XXX       VA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed      Federal Compliance - Right of                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 value of a contract sales price or original loan amount, whichever applies.                                                         Rescission Timing HELOC -
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements   Receipt Date Missing: RTC not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           due to missing Initial Loan Application Date.                                                                                       provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8456942079 XXX       XXX       CA    7/XX/2011  6/XX/2011    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                        Other                                                                                                               title in file.                                                                                                                                                                                                                                                                                 due to missing Initial Loan Application Date.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2011.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 07/XX/2011, prior to three (3) business days from transaction date of 07/XX/2011.
8452348805 XXX       XXX       CA    9/XX/2013  8/XX/2013    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of    File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed                                                                                          -
                                                                        Other                                                                                                               title in file.                                                             or Final Title                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2013.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8457003521 XXX       XXX       CA    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Title / Lien Defect - Final Title Policy is missing. No evidence of                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                        Debt Consolidation                                                                                                  title in file.                                                                                                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (3) business days of application.
8459371655 XXX                 OH                                                                     3        D        D        D        D                                                                                                                                                                                                                                                                                    3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                           Loan File - (Missing Doc)                                                UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Incomplete loan images/file:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Status is Missing.  File does
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               not include documentation for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               the subject loan.
8453153988 XXX       XXX       OH    4/XX/2002  3/XX/2002    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - FEMA Disaster Issue: The most recent                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to          Closing / Title - Note Error:                                                       -
                                                                        Debt Consolidation                                                                                                  valuation inspection is dated prior to the most recent FEMA disaster.:                                                                                                                                                                                                                         borrower.                                                                                                                           Note grace period days less than
                                                                                                                                                                                            Disaster Date: 06/XX/2006                                                                                                                                                                                                                                                                      [2] Federal Compliance - Federal HELOC Fee Agreement used in Points and Fees Testing: Truth in Lending Act (HELOC): Itemization of  minimum per state: Grace period
                                                                                                                                                                                            Inspection Date: 05/XX/2002                                                                                                                                                                                                                                                                    Final Costs and Fees at Account Opening not in file. Compliance points and fees testing performed using amounts on HELOC Fee        not allowed per state (OH)   min
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            Agreement.                                                                                                                          grace period for OH 2nd lien is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Unable to test terms disclosure timing due to missing     10 days - note states 0 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2001.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - Note Error: Note grace period days less than minimum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Unable to test rescission due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information.
8450812368 XXX       XXX       CA    8/XX/2006  7/XX/2006    Primary    Purchase                      3        D        D        D        D                                                 [3] Application / Processing - FEMA Disaster Issue: The most recent                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                             Yes        TR HUD
                                                                                                                                                                                            valuation inspection is dated prior to the most recent FEMA disaster.:                                                                                                                                                                                                                         Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                   Deficiency
                                                                                                                                                                                            Disaster Date: 11/XX/2008
                                                                                                                                                                                            Inspection Date: 08/XX/2006
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Flood Certificate not
                                                                                                                                                                                            provided
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003
8455723696 XXX       XXX       NC    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - FEMA Disaster Issue: The most recent                                                                                                                                                                2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                 Federal Compliance - Final TIL                                                      -
                                                                        Other                                                                                                               valuation inspection is dated prior to the most recent FEMA disaster.:                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests  Finance Charge Under Disclosed:
                                                                                                                                                                                            Disaster Date: 09/XX/2011                                                                                                                                                                                                                                                                      were run using an application date of  5/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine     The under disclosure is due to
                                                                                                                                                                                            Inspection Date:                                                                                                                                                                                                                                                                               this application date.  The final date used for testing was  5/XX/2006.                                                             the lender not including
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Flood Certificate not                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of         attorney fees ($200.00), courier
                                                                                                                                                                                            provided                                                                                                                                                                                                                                                                                       9.15900% is underdisclosed from calculated APR of 9.41197% outside of 0.125% tolerance.                                             fees (20.00) and a wire fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $16,857.32 is  ($35.00) in the finance charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $17,112.32 in the amount of $255.00.                                               calculation.
8455010598 XXX       XXX       SC    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - FEMA Disaster Issue: The most recent                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to                                                                                              -
                                                                        Other                                                                                                               valuation inspection is dated prior to the most recent FEMA disaster.:                                                                                                                                                                                                                         borrower.
                                                                                                                                                                                            Disaster Date: 10/XX/2015                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing
                                                                                                                                                                                            Inspection Date:                                                                                                                                                                                                                                                                               requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      [2] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            statement that the consumer should consult a tax advisor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed: Truth in Lending Act (HELOC): HELOC Fees Under Disclosed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           HELOC third party fees to open a plan charged at account opening exceeds amounts disclosed on final HELOC Fee Agreement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Consumer Protection Code (Co-Signer Disclosure Not Provided): South Carolina Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Protection Code: Cosigner (who is not spouse of borrower) was not provided with required Cosigner Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] State Compliance - South Carolina Consumer Protection Code - Attorney Preference Disclosure Not Provided : South Carolina
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Consumer Protection Code: Attorney/Insurer Preference Disclosure not provided to borrower.
8453385610 XXX       XXX       OH    5/XX/2003  5/XX/2003    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - FEMA Disaster Issue: The most recent        File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to          Closing / Title - Note Error:                                                       -
                                                                        Home Improvement                                                                                                    valuation inspection is dated prior to the most recent FEMA disaster.:     or Final Title                                                                                                                                                                                                      borrower.                                                                                                                           Note grace period days less than
                                                                                                                                                                                            Disaster Date: 06/XX/2004                                                                                                                                                                                                                                                                      [2] Federal Compliance - Federal HELOC Fee Agreement used in Points and Fees Testing: Truth in Lending Act (HELOC): Itemization of  minimum per state: The State
                                                                                                                                                                                            Inspection Date:                                                                                                                                                                                                                                                                               Final Costs and Fees at Account Opening not in file. Compliance points and fees testing performed using amounts on HELOC Fee        Statute requires a 10 day grace
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            Agreement.                                                                                                                          on 2nd liens.  The HELOC
                                                                                                                                                                                            [3] Closing / Title - Title: Evidence of title is missing                                                                                                                                                                                                                                      [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains  Agreement does not show a grace
                                                                                                                                                                                            [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                      provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.                                   period.
                                                                                                                                                                                            does not contain the following clauses:: Homestead Exemption Waiver                                                                                                                                                                                                                            [2] Closing / Title - Note Error: Note grace period days less than minimum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Subject loan transaction disbursed on 5/XX/2003, prior to three (3) business days from transaction date of 5/XX/2003.
8451164602 XXX       XXX       IL    11/XX/2007 9/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Application / Processing - FEMA Disaster Issue: The most recent                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                           -
                                                                                                                                                                                            valuation inspection is dated prior to the most recent FEMA disaster.:                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                            Disaster Date: 11/XX/2013                                                                                                                                                                                                                                                                      (3) business days of application.
                                                                                                                                                                                            Inspection Date:
8454523429 XXX       XXX       MA    10/XX/2005 9/XX/2005    Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - FEMA Disaster Issue: Property is located in File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not                                                                                     -
                                                                                                                                                                                            a FEMA Disaster area and has not been inspected.: FEMA Disaster Date:      or Final Title.                                                                                                                                                                                                     disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                            06/XX/2011                                                                                                                                                                                                                                                                                     [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed
                                                                                                                                                                                            [3] Closing / Title - Title: Evidence of title is missing                                                                                                                                                                                                                                      value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/XX/2005.
8457441200 XXX       XXX       MD    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - Missing Document: Flood Certificate not                                                                                                                                                             2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements                                                                                       -
                                                                        Other                                                                                                               provided                                                                                                                                                                                                                                                                                       due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed: Truth in Lending Act (HELOC): HELOC Fees Under Disclosed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           HELOC third party fees to open a plan charged at account opening exceeds amounts disclosed on final HELOC Fee Agreement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8458293297 XXX       XXX       FL    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Closing / Title - Missing Document: Security Instrument - Subject Lien                                                                                                                                                         2           B           B           B           B           [2] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                 Federal Compliance - Notice of                                                      -
                                                                        Other                                                                                                               not provided                                                                                                                                                                                                                                                                                   [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Right to Cancel Missing: Missing
                                                                                                                                                                                            [3] Closing / Title - Title: Evidence of title is missing                                                                                                                                                                                                                                      [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to          documentation to determine the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           borrower.                                                                                                                           occupancy and purpose therefore
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Federal HELOC Fee Agreement used in Points and Fees Testing: Truth in Lending Act (HELOC): Itemization of  compliance review defaulted to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Final Costs and Fees at Account Opening not in file. Compliance points and fees testing performed using amounts on HELOC Fee        owner occupied/cash out
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Agreement.                                                                                                                          refinance.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
8452869796 XXX       XXX       OH    5/XX/2005  5/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - FEMA Disaster Issue: The most recent        File does not contain either Preliminary                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                               valuation inspection is dated prior to the most recent FEMA disaster.:     or Final Title.                                                                                                                                                                                                     [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to
                                                                                                                                                                                            Disaster Date: 06/XX/2006                                                                                                                                                                                                                                                                      borrower.
                                                                                                                                                                                            Inspection Date: 05/XX/2005                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                            [3] Closing / Title - Title: Evidence of title is missing                                                                                                                                                                                                                                      Terms" disclosure not provided to borrower at application.
8451193053 XXX       XXX       MA    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term           2        B        B        B        B                                                 [3] Application / Processing - FEMA Disaster Issue: The most recent                                                                                                                                                                2           B           B           B           B           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Federal Compliance - Final TIL                                                      -
                                                                                                                                                                                            valuation inspection is dated prior to the most recent FEMA disaster.:                                                                                                                                                                                                                         Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the           Finance Charge Under Disclosed:
                                                                                                                                                                                            Disaster Date: 04/XX/2010                                                                                                                                                                                                                                                                      borrower's interest.                                                                                                                TIL itemization did not include
                                                                                                                                                                                            Inspection Date:                                                                                                                                                                                                                                                                               [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $117,895.09 is an attorney fee of $250.00 as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           underdisclosed from calculated Finance Charge of $118,145.09 in the amount of $250.00.                                              prepaid finance charge
8459241496 XXX       XXX       NJ    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - FEMA Disaster Issue: The most recent                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                       -
                                                                        Other                                                                                                               valuation inspection is dated prior to the most recent FEMA disaster.:                                                                                                                                                                                                                         [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                            Disaster Date: 11/XX/2012                                                                                                                                                                                                                                                                      provided to borrower at time of account opening.
                                                                                                                                                                                            Inspection Date: 03/XX/2005                                                                                                                                                                                                                                                                    [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/XX/2005.
8454683427 XXX       XXX       FL    1/XX/2005  1/XX/2005    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - FEMA Disaster Issue: The most recent                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.   Closing / Title - Note Error:                                                       -
                                                                        Debt Consolidation                                                                                                  valuation inspection is dated prior to the most recent FEMA disaster.:                                                                                                                                                                                                                         [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to          Note grace period days less than
                                                                                                                                                                                            Disaster Date: 11/XX/2005                                                                                                                                                                                                                                                                      borrower.                                                                                                                           minimum per state: Grace period
                                                                                                                                                                                            Inspection Date: 01/XX/2005                                                                                                                                                                                                                                                                    [2] Federal Compliance - Federal HELOC Fee Agreement used in Points and Fees Testing: Truth in Lending Act (HELOC): Itemization of  not allowed per state (FL)   min
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            Final Costs and Fees at Account Opening not in file. Compliance points and fees testing performed using amounts on HELOC Fee        grace period for Junior Liens in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Agreement.                                                                                                                          FL is 10 days - note states 0
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important      days
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Terms" disclosure not provided to borrower at application.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Closing / Title - Note Error: Note grace period days less than minimum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Unable to test rescission due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information.
8450336147 XXX       XXX       FL    9/XX/2004  8/XX/2004    Primary    Purchase                      2        B        B        B        B                                                 [3] Application / Processing - FEMA Disaster Issue: The most recent                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to                                                                                              -
                                                                                                                                                                                            valuation inspection is dated prior to the most recent FEMA disaster.:                                                                                                                                                                                                                         borrower.
                                                                                                                                                                                            Disaster Date: 05/XX/2014                                                                                                                                                                                                                                                                      [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing
                                                                                                                                                                                            Inspection Date: 08/XX/2004                                                                                                                                                                                                                                                                    requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  8/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/XX/2004.
8458726302 XXX       XXX       IL    11/XX/2006 9/XX/2006    Primary    Purchase                      3        D        D        D        D                                                 [3] Application / Processing - FEMA Disaster Issue: The most recent                                                                                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                   REVIEWER -                              Yes        TR
                                                                                                                                                                                            valuation inspection is dated prior to the most recent FEMA disaster.:                                                                                                                                                                                                                         provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                  GENERAL COMMENT                                    Indeterminable
                                                                                                                                                                                            Disaster Date: 05/XX/2013                                                                                                                                                                                                                                                                                                                                                                                                                                           (2019/XX/19):
                                                                                                                                                                                            Inspection Date: 10/XX/2006                                                                                                                                                                                                                                                                                                                                                                                                                                         HUD-1 provided
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Flood Certificate not                                                                                                                                                                                                                                                                                                                                                                                              but is illegible
                                                                                                                                                                                            provided                                                                                                                                                                                                                                                                                                                                                                                                                                                            so cannot
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                                                                                                                 confirm amounts
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                of fees.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                remains.
8454949952 XXX       XXX       FL    10/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - FEMA Disaster Issue: Property is located in                                                                                                                                                         2           B           B           B           B                                                                                                                                                                                                                                   -
                                                                        Other                                                                                                               a FEMA Disaster area and has not been inspected.: FEMA Disaster Date:
                                                                                                                                                                                            11/XX/2005
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003
                                                                                                                                                                                            [2] Closing / Title - Final Title Policy is missing.  No evidence of title was found in file.
8459350234 XXX       XXX       NJ    5/XX/2002  4/XX/2002    Primary    Refinance Cash-out -          2        B        B        B        B                                                 [3] Application / Processing - FEMA Disaster Issue: The most recent                                                                                                                                                                2           B           B           B           B           [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to                                                                                              -
                                                                        Other                                                                                                               valuation inspection is dated prior to the most recent FEMA disaster.:                                                                                                                                                                                                                         borrower.
                                                                                                                                                                                            Disaster Date: 11/XX/2012                                                                                                                                                                                                                                                                      [2] Federal Compliance - Federal HELOC Fee Agreement used in Points and Fees Testing: Truth in Lending Act (HELOC): Itemization of
                                                                                                                                                                                            Inspection Date: 05/XX/2002                                                                                                                                                                                                                                                                    Final Costs and Fees at Account Opening not in file. Compliance points and fees testing performed using amounts on HELOC Fee
                                                                                                                                                                                            [3] Application / Processing - Missing Document: Missing Final 1003                                                                                                                                                                                                                            Agreement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           Terms" disclosure not provided to borrower at application.